UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 98.5%

CONSUMER DISCRETIONARY -- 8.1%
   Aeropostale * (A)                                    88,100   $         1,418
   Autoliv (A)                                         150,900             3,238
   Autonation * (A)                                     13,400               132
   Barnes & Noble (A)                                   94,200             1,413
   Bed Bath & Beyond *                                   3,800                97
   Black & Decker                                       18,570               776
   Brinker International                               139,100             1,466
   Cablevision Systems, Cl A                            32,400               546
   Career Education *                                    7,900               142
   Carnival                                             12,400               301
   CBS, Cl B                                           410,110             3,359
   Centex (A)                                           81,030               862
   Coach *                                              87,400             1,815
   Comcast, Cl A (A)                                   573,920             9,688
   Darden Restaurants                                   96,200             2,711
   DIRECTV Group * (A)                                  98,600             2,259
   DR Horton (A)                                        31,000               219
   Eastman Kodak (A)                                   109,100               718
   Family Dollar Stores (A)                             46,100             1,202
   Foot Locker (A)                                     103,500               760
   Gannett (A)                                         210,860             1,687
   Gap (A)                                             507,270             6,792
   Genuine Parts                                         2,900               110
   Goodyear Tire & Rubber * (A)                        117,600               702
   Harley-Davidson (A)                                  58,000               984
   Harman International Industries                       4,500                75
   Hasbro (A)                                          192,200             5,607
   Home Depot (A)                                      567,390            13,061
   Interpublic Group *                                  33,400               132
   J.C. Penney                                         165,400             3,258
   Johnson Controls                                    135,930             2,469
   Jones Apparel Group (A)                             143,370               840
   KB Home (A)                                          65,600               894
   Kohl's * (A)                                         34,010             1,231
   Leggett & Platt (A)                                  62,400               948
   Lennar, Cl A (A)                                     36,200               314
   Liberty Global, Cl A * (A)                           48,900               778
   Liberty Media - Interactive,
      Cl A * (A)                                        70,600               220
   Limited Brands                                       23,200               233
   Lowe's (A)                                          184,790             3,977
   Macy's                                              165,690             1,715
   Mattel                                               40,700               651
   McDonald's (A)                                       72,340             4,499
   McGraw-Hill (A)                                      40,100               930
   MDC Holdings (A)                                      8,900               270
   Mohawk Industries * (A)                               3,600               155
   New York Times, Cl A (A)                             45,300               332
   News, Cl A                                          616,530             5,604
   NVR * (A)                                             1,000               456
   Office Depot *                                       18,400                55
   Pulte Homes (A)                                      39,700               434
   RadioShack (A)                                        8,800               105
   Ross Stores (A)                                      66,580             1,980
   Scripps Networks Interactive,
      Cl A (A)                                          28,600               629
   Sears Holdings * (A)                                    900                35

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Sherwin-Williams                                     58,400   $         3,489
   Signet Jewelers                                       7,600                66
   Snap-On                                              28,600             1,126
   Stanley Works (A)                                   132,497             4,518
   Staples (A)                                          43,000               771
   Time Warner (A)                                   1,510,470            15,195
   Time Warner Cable, Cl A * (A)                       106,620             2,287
   TJX                                                  86,700             1,783
   Toll Brothers * (A)                                  38,800               832
   VF                                                   21,300             1,167
   Viacom, Cl B *                                        1,400                27
   Walt Disney (A)                                     507,900            11,524
   Whirlpool (A)                                        44,400             1,836
                                                                 ---------------
                                                                         139,905
                                                                 ---------------
CONSUMER STAPLES -- 8.5%
   Alberto-Culver                                        2,800                68
   Altria Group                                        180,520             2,718
   Archer-Daniels-Midland (A)                          234,430             6,759
   BJ's Wholesale Club * (A)                            25,400               870
   Brown-Forman, Cl B                                    7,350               378
   Bunge (A)                                            32,920             1,704
   Campbell Soup                                        19,100               573
   Clorox                                                4,600               256
   Coca-Cola (A)                                       112,200             5,079
   Coca-Cola Enterprises                               222,570             2,678
   Colgate-Palmolive                                    20,380             1,397
   ConAgra Foods                                       404,660             6,677
   Constellation Brands, Cl A * (A)                      7,400               117
   Corn Products International                          59,000             1,702
   Costco Wholesale                                     22,530             1,183
   CVS Caremark (A)                                     99,800             2,868
   Del Monte Foods                                     402,300             2,872
   General Mills                                        77,720             4,722
   Herbalife                                           132,600             2,875
   Hershey                                              18,700               650
   HJ Heinz                                             97,500             3,666
   Hormel Foods (A)                                      7,900               246
   JM Smucker                                           10,200               442
   Kellogg                                              22,900             1,004
   Kimberly-Clark                                       97,380             5,136
   Kraft Foods, Cl A                                   164,050             4,405
   Kroger (A)                                          339,910             8,977
   McCormick (A)                                         2,900                92
   Molson Coors Brewing, Cl B                            7,100               347
   NBTY *                                                9,500               149
   Pepsi Bottling Group                                327,450             7,371
   Philip Morris International                          68,440             2,978
   Procter & Gamble                                    639,250            39,518
   Reynolds American                                    86,050             3,469
   Safeway (A)                                         345,847             8,221
   Sara Lee                                             17,500               171
   Smithfield Foods * (A)                               17,200               242
   SUPERVALU (A)                                       180,657             2,638
   SYSCO                                               117,800             2,702
   Tyson Foods, Cl A                                   197,580             1,731
   UST                                                   8,200               569
   Walgreen                                             17,400               429
   Wal-Mart Stores                                     100,580             5,639
                                                                 ---------------
                                                                         146,288
                                                                 ---------------
ENERGY -- 17.4%
   Anadarko Petroleum                                  100,160             3,861

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Apache                                              160,050   $        11,928
   BJ Services                                          78,000               910
   Cabot Oil & Gas                                      26,300               684
   Chesapeake Energy (A)                                41,200               666
   Chevron                                             817,090            60,440
   Cimarex Energy                                       96,300             2,579
   ConocoPhillips (A)                                  752,043            38,956
   Devon Energy                                         83,890             5,512
   El Paso (A)                                          96,400               755
   Encore Acquisition *                                 13,600               347
   ENSCO International                                   6,500               185
   EOG Resources                                        39,320             2,618
   Exxon Mobil (A)                                   1,651,470           131,837
   Forest Oil * (A)                                     12,500               206
   Helix Energy Solutions Group * (A)                   12,700                92
   Helmerich & Payne (A)                                19,300               439
   Key Energy Services * (A)                             6,600                29
   Marathon Oil                                        393,190            10,758
   Mariner Energy *                                     11,100               113
   Murphy Oil                                           45,900             2,036
   Nabors Industries *                                 111,200             1,331
   Newfield Exploration *                                7,100               140
   Noble Energy (A)                                     10,500               517
   Occidental Petroleum (A)                             37,700             2,262
   Oil States International *                            4,700                88
   Overseas Shipholding Group (A)                        1,400                59
   Patterson-UTI Energy (A)                            138,000             1,588
   Petro-Canada (A)                                     68,100             1,491
   PetroHawk Energy *                                    2,100                33
   Pioneer Natural Resources (A)                        26,100               422
   Plains Exploration &
      Production * (A)                                   5,000               116
   Pride International *                                31,200               499
   Rowan                                                15,400               245
   Schlumberger                                         45,890             1,942
   Spectra Energy                                       36,400               573
   St. Mary Land & Exploration (A)                       5,900               120
   Sunoco (A)                                           99,600             4,329
   Tidewater (A)                                        54,800             2,207
   Unit *                                                2,000                53
   Valero Energy                                       327,700             7,091
   XTO Energy                                           52,400             1,848
                                                                 ---------------
                                                                         301,905
                                                                 ---------------
FINANCIALS -- 22.3%
   ACE                                                  44,400             2,350
   Alexandria Real Estate Equities +
   (A)                                                   5,500               332
   Alleghany *                                             281                79
   Allied Capital (A)                                   19,000                51
   Allied World Assurance
      Holdings                                           4,100               166
   Allstate                                            397,620            13,026
   AMB Property + (A)                                   18,300               429
   American Capital (A)                                 22,300                72
   American Financial Group                            135,000             3,089
   American International
      Group (A)                                        310,160               487
   Ameriprise Financial                                168,100             3,927
   Annaly Capital Management + (A)                     173,400             2,752

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   AON (A)                                              12,790   $           584
   Apartment Investment &
      Management, Cl A + (A)                            15,979               184
   Associated Banc-Corp (A)                             11,000               230
   Assurant                                             96,600             2,898
   Astoria Financial (A)                                13,900               229
   AvalonBay Communities + (A)                           4,300               260
   Axis Capital Holdings                               178,920             5,210
   Bancorpsouth (A)                                     11,600               271
   Bank of America (A)                               2,166,550            30,505
   Bank of Hawaii (A)                                   13,000               587
   Bank of New York Mellon                             189,122             5,358
   BB&T (A)                                            202,250             5,554
   BlackRock                                             1,000               134
   Boston Properties +                                   7,600               418
   BRE Properties, Cl A + (A)                           26,400               739
   Camden Property Trust +                               2,700                85
   Capital One Financial (A)                           211,730             6,752
   CapitalSource + (A)                                  36,900               170
   Capitol Federal Financial                             4,200               192
   CB Richard Ellis Group, Cl A * (A)                  226,700               979
   Chubb                                               241,880            12,336
   Cincinnati Financial                                  1,600                47
   CIT Group (A)                                       224,300             1,018
   Citigroup                                         1,863,810            12,506
   City National                                         1,500                73
   CME Group                                            13,080             2,722
   Comerica                                            109,700             2,177
   Commerce Bancshares (A)                              12,150               534
   Credicorp                                            48,500             2,423
   Cullen/Frost Bankers                                 63,100             3,198
   Discover Financial Services (A)                     287,990             2,745
   Duke Realty + (A)                                    19,600               215
   Endurance Specialty
      Holdings (A)                                     156,500             4,778
   Equity Residential +                                 26,100               778
   Essex Property Trust + (A)                            9,300               714
   Everest Re Group                                     64,130             4,883
   Federated Investors, Cl B (A)                        78,500             1,331
   Fidelity National Financial, Cl A                    81,500             1,447
   Fifth Third Bancorp (A)                             105,410               871
   First American                                        6,200               179
   First Horizon National (A)                           90,638               958
   Franklin Resources                                   80,340             5,124
   Fulton Financial (A)                                 31,400               302
   Genworth Financial, Cl A                            117,200               332
   Goldman Sachs Group                                 209,100            17,646
   Hanover Insurance Group (A)                          45,800             1,968
   Hartford Financial Services
      Group (A)                                        191,130             3,138
   HCP +                                                24,500               680
   Health Care + (A)                                    19,900               840
   Hospitality Properties Trust + (A)                   87,700             1,304
   Hudson City Bancorp                                 289,000             4,612
   Huntington Bancshares (A)                           314,500             2,409
   Invesco                                               5,900                85
   Janus Capital Group                                 122,200               981
   Jefferies Group (A)                                   7,200               101
   JPMorgan Chase                                    1,436,314            45,287
   Keycorp (A)                                         226,880             1,933

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Kilroy Realty +                                       7,600   $           254
   Kimco Realty +                                        4,900                90
   Legg Mason (A)                                        8,100               178
   Leucadia National (A)                                89,600             1,774
   Liberty Property Trust +                             37,700               861
   Lincoln National                                    201,667             3,799
   Loews                                               178,040             5,030
   M&T Bank (A)                                          9,600               551
   Mack-Cali Realty + (A)                                8,400               206
   Marsh & McLennan                                     61,800             1,500
   Marshall & Ilsley (A)                                 4,600                63
   MBIA (A)                                             47,300               193
   Mercury General (A)                                   8,000               368
   Merrill Lynch                                       481,980             5,610
   MetLife (A)                                         204,860             7,141
   Moody's (A)                                         147,000             2,953
   Morgan Stanley (A)                                  538,530             8,638
   NASDAQ OMX Group *                                    5,400               134
   Nationwide Financial Services, Cl A (A)              40,200             2,099
   Nationwide Health Properties + (A)                   11,100               319
   New York Community
      Bancorp (A)                                       68,500               819
   Northern Trust (A)                                    2,000               104
   NYSE Euronext                                        24,760               678
   Old Republic International (A)                        8,600               103
   PartnerRe (A)                                         9,300               663
   People's United Financial (A)                        43,800               781
   Plum Creek Timber +                                   3,700               128
   PNC Financial Services Group                        125,465             6,148
   Popular (A)                                         214,200             1,105
   Principal Financial Group                            84,100             1,898
   Progressive                                         306,710             4,542
   Prologis + (A)                                       52,300               726
   Protective Life (A)                                   8,800               126
   Prudential Financial                                112,440             3,402
   Public Storage +                                     34,050             2,707
   Raymond James Financial (A)                           9,800               168
   Rayonier + (A)                                        4,500               141
   Regency Centers +                                     4,700               219
   Regions Financial (A)                               677,964             5,397
   Reinsurance Group of America, Cl A                    3,000               128
   SLM * (A)                                            23,400               208
   St. Joe *                                            10,500               256
   StanCorp Financial Group                              6,700               280
   State Street (A)                                     56,100             2,207
   Sunstone Hotel Investors + (A)                       95,800               593
   SunTrust Banks (A)                                  113,660             3,357
   Synovus Financial (A)                                36,600               304
   T. Rowe Price Group (A)                              51,800             1,836
   TCF Financial (A)                                     1,100                15
   Torchmark (A)                                        22,360             1,000
   Travelers                                           408,370            18,458
   UDR + (A)                                           100,500             1,386
   Unum Group (A)                                      277,450             5,161
   US Bancorp (A)                                      428,510            10,717
   Valley National Bancorp (A)                          34,369               696
   Ventas +                                              8,500               285
   Vornado Realty Trust + (A)                           13,200               797
   Wachovia (A)                                        303,080             1,679

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Washington Federal (A)                               13,400   $           201
   Weingarten Realty Investors + (A)                     9,600               199
   Wells Fargo (A)                                     965,600            28,466
   Whitney Holding (A)                                   2,800                45
   Wilmington Trust (A)                                  1,600                36
   WR Berkley (A)                                      133,900             4,151
   XL Capital, Cl A (A)                                129,800               480
   Zions Bancorporation (A)                             22,200               544
                                                                 ---------------
                                                                         385,875
                                                                 ---------------
HEALTH CARE -- 13.9%
   Abbott Laboratories                                  21,050             1,123
   Aetna                                                 4,000               114
   AmerisourceBergen                                   117,182             4,179
   Amgen * (A)                                         263,400            15,211
   Baxter International                                 17,800               954
   Becton Dickinson                                     22,710             1,553
   Boston Scientific *                                 295,300             2,285
   Bristol-Myers Squibb                                  3,600                84
   Cardinal Health                                     133,550             4,603
   Celgene *                                            49,810             2,754
   Cigna                                               134,100             2,260
   Community Health Systems * (A)                       37,500               547
   Coventry Health Care *                               81,100             1,207
   Covidien                                            129,140             4,680
   Eli Lilly (A)                                       346,690            13,961
   Forest Laboratories *                               174,200             4,437
   Genentech *                                          49,610             4,113
   Gilead Sciences *                                    95,850             4,902
   Hill-Rom Holdings (A)                                25,200               415
   HLTH * (A)                                           10,800               113
   Hospira * (A)                                         6,900               185
   Humana *                                             64,500             2,405
   IMS Health (A)                                       47,400               719
   Johnson & Johnson (A)                               653,070            39,073
   King Pharmaceuticals * (A)                          323,300             3,434
   Life Technologies *                                   3,800                89
   LifePoint Hospitals * (A)                             9,700               221
   McKesson                                             64,200             2,486
   Medco Health Solutions *                             55,980             2,346
   Merck                                               762,800            23,189
   Mylan Laboratories * (A)                             45,600               451
   Omnicare (A)                                         31,600               877
   PerkinElmer                                          12,100               168
   Pfizer (A)                                        3,235,490            57,301
   Quest Diagnostics                                     4,600               239
   Schering-Plough                                      61,260             1,043
   Teva Pharmaceutical Industries ADR                    3,951               168
   Thermo Fisher Scientific *                           31,300             1,066
   UnitedHealth Group                                  281,800             7,496
   Universal Health Services, Cl B (A)                  24,500               920
   WellPoint *                                         163,260             6,878
   Wyeth                                               531,190            19,925
   Zimmer Holdings *                                    11,100               449
                                                                 ---------------
                                                                         240,623
                                                                 ---------------
INDUSTRIALS -- 9.3%
   AMR * (A)                                            32,500               347

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Avery Dennison (A)                                   13,500   $           442
   Boeing                                               29,300             1,250
   Carlisle                                              7,300               151
   Caterpillar (A)                                      50,500             2,256
   Continental Airlines, Cl B * (A)                     16,600               300
   Con-way                                              24,400               649
   Cooper Industries, Cl A                              80,650             2,358
   Crane                                                14,900               257
   CSX                                                  42,000             1,364
   Cummins                                             180,940             4,837
   Delta Air Lines * (A)                                85,925               984
   Dover                                                73,900             2,433
   Dun & Bradstreet (A)                                  5,800               448
   Eaton                                                63,000             3,132
   Equifax                                              10,900               289
   FedEx                                                55,260             3,545
   Flowserve                                             1,400                72
   Gardner Denver *                                     65,300             1,524
   GATX (A)                                             31,700               982
   General Dynamics                                     93,100             5,362
   General Electric (A)                              3,780,350            61,242
   Harsco                                               56,700             1,570
   Hertz Global Holdings * (A)                          17,100                86
   Honeywell International                             140,600             4,616
   IDEX                                                  3,700                89
   Illinois Tool Works                                 189,350             6,637
   Ingersoll-Rand, Cl A                                152,300             2,642
   ITT                                                   7,700               354
   Kansas City Southern * (A)                           17,800               339
   Kennametal                                            4,300                95
   L-3 Communications Holdings                          38,100             2,811
   Lincoln Electric Holdings (A)                         6,600               336
   Lockheed Martin                                      20,100             1,690
   Manpower                                             33,400             1,135
   Norfolk Southern                                    143,170             6,736
   Northrop Grumman                                    161,760             7,286
   Parker Hannifin                                      56,700             2,412
   Pentair (A)                                          30,300               717
   Quanta Services *                                     4,000                79
   Raytheon (A)                                         63,800             3,256
   Republic Services                                    37,295               924
   Ryder System                                         28,100             1,090
   Southwest Airlines                                  173,100             1,492
   Spirit Aerosystems Holdings,
      Cl A * (A)                                         4,900                50
   Teleflex                                             10,300               516
   Terex *                                              26,400               457
   Thomas & Betts *                                      5,500               132
   Timken                                                3,500                69
   Trinity Industries (A)                               21,000               331
   Tyco International                                  130,400             2,816
   Union Pacific                                        36,000             1,721
   United Technologies (A)                             191,850            10,283
   USG * (A)                                            19,500               157
   Waste Management (A)                                 90,000             2,983
   WESCO International *                                 4,300                82
                                                                 ---------------
                                                                         160,213
                                                                 ---------------
INFORMATION TECHNOLOGY -- 3.7%
   Affiliated Computer Services,
      Cl A * (A)                                        41,900             1,925
   Anixter International * (A)                          42,100             1,268

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Apple *                                              35,890   $         3,063
   Arrow Electronics *                                   2,000                38
   Cisco Systems *                                      53,110               866
   Computer Sciences *                                 195,500             6,870
   Compuware * (A)                                     141,600               956
   Convergys *                                          28,700               184
   Dell *                                              190,200             1,948
   Diebold                                               2,900                81
   Fidelity National Information
      Services                                           3,500                57
   Google, Cl A *                                       11,180             3,439
   Hewitt Associates, Cl A *                            62,900             1,785
   Hewlett-Packard                                     147,740             5,361
   Ingram Micro, Cl A *                                119,400             1,599
   Intel                                               125,600             1,841
   International Business Machines                      20,800             1,751
   Intersil, Cl A                                       13,000               120
   Jabil Circuit                                        34,200               231
   Lender Processing Services                            1,400                41
   Lexmark International, Cl A *                        63,590             1,711
   Microsoft (A)                                       108,000             2,099
   Molex (A)                                            21,300               309
   Motorola                                            596,030             2,640
   NCR *                                               131,000             1,852
   NeuStar, Cl A *                                      80,500             1,540
   QLogic * (A)                                         60,100               808
   Qualcomm                                             44,290             1,587
   SAIC * (A)                                           33,900               661
   SanDisk *                                             5,000                48
   Seagate Technology                                  405,200             1,795
   Symantec * (A)                                      489,800             6,622
   Synopsys *                                           15,600               289
   Tech Data * (A)                                       3,600                64
   Teradata *                                            5,800                86
   Teradyne *                                           31,000               131
   Texas Instruments                                   106,600             1,654
   Tyco Electronics                                     42,850               694
   Vishay Intertechnology * (A)                        143,200               490
   Western Digital *                                   222,950             2,553
   Xerox                                               391,200             3,118
                                                                 ---------------
                                                                          64,175
                                                                 ---------------
MATERIALS -- 3.3%
   Alcoa (A)                                           277,900             3,129
   Aptargroup                                              900                32
   Ashland (A)                                          47,600               500
   Ball                                                 67,500             2,807
   Bemis                                                30,200               715
   Cabot                                                37,400               572
   Carpenter Technology                                 54,800             1,126
   Celanese, Ser A                                       4,800                60
   Commercial Metals (A)                                 7,800                93
   Dow Chemical                                        472,100             7,124
   E.I. Du Pont de Nemours                              92,000             2,327
   Eastman Chemical (A)                                107,900             3,421
   FMC                                                  21,600               966
   Freeport-McMoRan Copper &
      Gold, Cl B (A)                                   148,095             3,620
   Huntsman                                             15,300                53
   International Paper (A)                             262,900             3,102
   Lubrizol                                            120,600             4,389

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Martin Marietta Materials                             1,000   $            97
   MeadWestvaco                                          5,400                60
   Monsanto                                             30,480             2,144
   Nucor (A)                                           112,400             5,193
   Owens-Illinois *                                     52,050             1,423
   Pactiv *                                              8,900               221
   PPG Industries                                       87,500             3,713
   Reliance Steel & Aluminum                            13,000               259
   Rohm & Haas                                           2,700               167
   RPM International                                    85,400             1,135
   Sealed Air                                           63,100               943
   Sigma-Aldrich (A)                                    12,900               545
   Sonoco Products                                     165,500             3,833
   Steel Dynamics (A)                                   29,100               325
   United States Steel                                     200                 7
   Valspar                                             111,200             2,012
   Vulcan Materials (A)                                 12,100               842
   Weyerhaeuser                                          7,900               242
                                                                 ---------------
                                                                          57,197
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 6.5%
   AT&T                                              2,533,332            72,200
   CenturyTel (A)                                      103,700             2,834
   Crown Castle International *                         17,400               306
   Embarq                                                9,000               324
   Frontier Communications (A)                          52,200               456
   Leap Wireless International * (A)                    10,500               282
   Sprint Nextel                                       753,470             1,379
   Verizon Communications                            1,033,020            35,019
   Windstream                                           13,026               120
                                                                 ---------------
                                                                         112,920
                                                                 ---------------
UTILITIES -- 5.5%
   Alliant Energy                                      181,900             5,308
   Ameren (A)                                           26,520               882
   American Electric Power                             281,270             9,361
   American Water Works (A)                              5,400               113
   Atmos Energy                                          7,700               182
   CMS Energy (A)                                      108,180             1,094
   Consolidated Edison (A)                              38,450             1,497
   Constellation Energy Group                            4,700               118
   Dominion Resources                                   22,200               796
   DPL (A)                                              10,700               245
   DTE Energy (A)                                      187,300             6,681
   Duke Energy (A)                                     165,108             2,478
   Edison International                                154,710             4,969
   Energen                                              12,600               369
   Energy                                              206,700             2,044
   Entergy                                              33,300             2,768
   Exelon                                               68,500             3,809
   FirstEnergy                                         142,350             6,915
   FPL Group                                            87,240             4,391
   Hawaiian Electric Industries (A)                     43,900               972
   Integrys Energy Group (A)                            23,600             1,014
   MDU Resources Group                                  83,200             1,795
   National Fuel Gas (A)                                31,300               981
   NiSource (A)                                         21,600               237
   NRG Energy *                                          3,200                75
   NSTAR                                                 4,700               171
   OGE Energy                                            3,300                85
   Oneok                                                71,700             2,088
   Pepco Holdings                                      144,600             2,568

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   PG&E (A)                                            175,370   $         6,788
   Pinnacle West Capital (A)                           112,700             3,621
   Progress Energy                                      30,770             1,226
   Public Service Enterprise Group                     105,800             3,086
   Puget Energy                                         17,000               464
   Questar                                               8,400               275
   Reliant Energy * (A)                                201,650             1,166
   SCANA                                                18,200               648
   Sempra Energy                                        97,490             4,156
   Southern                                            131,200             4,855
   TECO Energy                                          66,700               824
   UGI                                                  23,800               581
   Vectren                                               9,900               248
   Wisconsin Energy                                     51,030             2,142
   Xcel Energy (A)                                     107,920             2,002
                                                                 ---------------
                                                                          96,088
                                                                 ---------------
Total Common Stock
   (Cost $2,134,183) ($ Thousands)                                     1,705,189
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 0.4%
   U.S. Treasury Bills
      0.189%, 06/11/09 (B) (C)                  $        1,700             1,699
      0.010%, 02/12/09 (B) (C)                           4,899             4,899
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $6,598) ($ Thousands)                                             6,598
                                                                 ---------------
AFFILIATED PARTNERSHIP -- 26.1%
   SEI Liquidity Fund, L.P.,
      1.350%** ++ (D)                              459,953,097           452,591
                                                                 ---------------
Total Affiliated Partnership
   (Cost $459,953) ($ Thousands)                                         452,591
                                                                 ---------------
CASH EQUIVALENT -- 2.0%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930% ** ++                                  34,307,154            34,307
                                                                 ---------------
Total Cash Equivalent
   (Cost $34,307) ($ Thousands)                                           34,307
                                                                 ---------------
Total Investments -- 127.0%
   (Cost $2,635,041)($ Thousands) @                              $     2,198,685
                                                                 ===============

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                                         NUMBER OF                  UNREALIZED
TYPE OF                                  CONTRACTS    EXPIRATION   APPRECIATION
CONTRACT                               LONG (SHORT)      DATE      ($ THOUSANDS)
--------                               ------------   ----------   -------------
S&P 500 Composite Index                    168         Mar-2009    $         683
                                                                   =============

     Percentages are based on Net Assets of $1,730,577 ($ Thousands).

+    Real Estate Investment Trust.
++   Investment in Affiliated Security.
*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Value Fund
December 31, 2008

(A) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $452,187 ($ Thousands).

(B)  The rate reported is the rate the effective yield at time of purchase.

(C) Security, or portion thereof has been pledged as collateral on open futures contracts.

(D) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2008 was $452,591 ($ Thousands).

ADR -- American Depositary Receipt
Cl -- Class
L.P.-- Limited Partnership

@ At December 31, 2008, the tax basis cost of the Fund's investments was $2,635,041 ($ Thousands), and the unrealized appreciation and depreciation were $171,088 ($ Thousands) and ($607,444) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 97.7% +++

CONSUMER DISCRETIONARY -- 9.9%
   Advance Auto Parts                                   22,600   $           761
   Amazon.com * (A)                                    182,490             9,358
   Apollo Group, Cl A * (A)                             47,400             3,632
   Autozone *                                            4,569               637
   Bed Bath & Beyond *                                   7,500               191
   Best Buy (A)                                         76,890             2,161
   Big Lots * (A)                                       64,600               936
   BorgWarner                                            4,300                93
   Brinker International                                72,900               768
   Brink's Home Security Holdings *                     25,800               566
   Burger King Holdings                                 16,000               382
   Carnival                                              5,700               139
   Coach *                                             398,151             8,270
   Comcast, Cl A                                       298,240             5,034
   Darden Restaurants                                    5,200               147
   DeVry                                                 3,300               189
   DIRECTV Group * (A)                                 137,800             3,157
   DISH Network, Cl A *                                112,200             1,244
   Dollar Tree *                                        16,300               681
   DreamWorks Animation SKG, Cl A *                      9,100               230
   Family Dollar Stores                                  3,200                84
   Fortune Brands (A)                                  118,620             4,897
   Fuel Systems Solutions * (A)                         38,000             1,245
   GameStop, Cl A *                                     27,200               589
   Gap (A)                                              41,900               561
   Goodyear Tire & Rubber *                             16,200                97
   Guess?                                                3,300                51
   H&R Block                                            67,900             1,543
   Hanesbrands *                                        11,800               150
   Harman International Industries (A)                  56,900               952
   Hasbro                                               33,100               966
   International Game Technology                       311,300             3,701
   Interpublic Group *                                  61,900               245
   ITT Educational Services * (A)                        8,500               807
   John Wiley & Sons, Cl A                              11,800               420
   Johnson Controls                                    283,800             5,154
   Kohl's *                                              9,500               344
   Leggett & Platt                                      71,800             1,091
   Liberty Global, Cl A *                               24,882               396
   Liberty Media - Entertainment, Cl A * (A)           229,200             4,007
   Limited Brands                                       48,200               484
   LKQ *                                                 5,500                64
   Lowe's                                              376,145             8,095
   Macy's                                               34,700               359
   Marriott International, Cl A                        241,640             4,700
   McDonald's (A)                                      303,300            18,862
   McGraw-Hill                                          14,800               343
   MGM Mirage * (A)                                    433,500             5,965
   Newell Rubbermaid                                   114,580             1,120
   News, Cl A                                            3,484                32
   Nike, Cl B (A)                                      279,400            14,249
   Omnicom Group                                         3,060                82
   Overstock.com * (A)                                   8,000                86
   Panera Bread, Cl A *                                 13,800               721
   PetMed Express * (A)                                 23,100               407

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   PetSmart                                              9,000   $           166
   Phillips-Van Heusen                                  11,100               223
   Polo Ralph Lauren                                     8,600               391
   priceline.com *                                         900                67
   Pulte Homes                                          11,600               127
   Ross Stores                                          51,300             1,525
   Scientific Games, Cl A *                             16,500               289
   Sherwin-Williams                                        200                12
   Staples (A)                                         744,000            13,332
   Starwood Hotels & Resorts
      Worldwide (A)                                    174,170             3,118
   Strayer Education                                     1,900               407
   Target (A)                                          307,762            10,627
   Tiffany                                              13,500               319
   Time Warner Cable, Cl A *                             3,200                69
   Titan International (A)                              53,425               441
   TJX (A)                                              86,600             1,781
   Urban Outfitters *                                   40,600               608
   Viacom, Cl B *                                      214,751             4,093
   WABCO Holdings                                       21,733               343
   Walt Disney                                          11,500               261
   Weight Watchers
      International (A)                                355,000            10,444
   Yum! Brands                                         169,104             5,327
                                                                 ---------------
                                                                         175,415
                                                                 ---------------
CONSUMER STAPLES -- 12.6%
   Alberto-Culver                                        5,300               130
   Altria Group                                        342,040             5,151
   Avon Products                                        79,900             1,920
   Brown-Forman, Cl B                                   22,250             1,145
   Campbell Soup                                        30,900               927
   Central European Distribution *                       7,000               138
   Church & Dwight                                      17,700               993
   Clorox                                                7,800               433
   Coca-Cola (A)                                       622,307            28,172
   Colgate-Palmolive                                   216,367            14,830
   Costco Wholesale (A)                                180,450             9,474
   CVS Caremark (A)                                    443,431            12,744
   Estee Lauder, Cl A                                   28,000               867
   General Mills                                        12,200               741
   Herbalife                                             7,900               171
   Hershey                                              15,000               521
   HJ Heinz                                             71,200             2,677
   JM Smucker                                            5,500               239
   Kellogg                                              18,100               794
   Kimberly-Clark                                       65,302             3,444
   Kraft Foods, Cl A                                   106,900             2,870
   Kroger (A)                                           85,000             2,245
   McCormick                                             9,200               293
   NBTY *                                               11,400               179
   PepsiCo                                             644,204            35,283
   Philip Morris International                         287,540            12,511
   Procter & Gamble                                    654,005            40,431
   Reynolds American                                    17,200               693
   Smart Balance * (A)                                  19,600               133
   SYSCO                                                85,100             1,952
   Tyson Foods, Cl A                                     9,100                80
   Walgreen                                            511,385            12,616
   Wal-Mart Stores                                     501,601            28,120
                                                                 ---------------
                                                                         222,917
                                                                 ---------------

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
ENERGY -- 8.1%
   Arch Coal                                            14,800   $           241
   Baker Hughes                                          2,333                75
   Cabot Oil & Gas                                      25,200               655
   Cameron International * (A)                         226,852             4,650
   Chesapeake Energy (A)                               101,038             1,634
   Consol Energy                                        14,600               417
   Core Laboratories                                    15,300               916
   Denbury Resources *                                  11,300               123
   Devon Energy                                         67,600             4,442
   Diamond Offshore Drilling (A)                        28,400             1,674
   Dresser-Rand Group *                                    800                14
   Encore Acquisition *                                  9,700               247
   ENSCO International                                  84,000             2,385
   EOG Resources                                       173,100            11,525
   Exxon Mobil                                         101,300             8,087
   FMC Technologies *                                   18,200               434
   Foundation Coal Holdings                             13,900               195
   Frontline                                            22,600               669
   Halliburton                                         814,980            14,816
   Hess                                                207,330            11,121
   Holly                                                11,500               210
   Mariner Energy *                                    114,100             1,164
   Massey Energy                                        30,400               419
   Murphy Oil (A)                                       80,200             3,557
   Nabors Industries *                                  26,300               315
   National Oilwell Varco *                             31,729               775
   Noble                                                83,000             1,834
   Occidental Petroleum (A)                            189,700            11,380
   Oil States International *                           17,300               323
   Overseas Shipholding Group (A)                        4,300               181
   Patriot Coal *                                       51,000               319
   Patterson-UTI Energy                                 49,500               570
   Peabody Energy                                       69,300             1,576
   PetroHawk Energy *                                   32,500               508
   Plains Exploration &
      Production *                                      25,300               588
   Pride International *                                24,200               387
   Quicksilver Resources *                              25,100               140
   Range Resources                                      22,000               757
   Schlumberger (A)                                    588,012            24,891
   SEACOR Holdings * (A)                                 1,400                93
   Smith International                                  35,100               803
   Southwestern Energy *                               137,300             3,978
   St. Mary Land & Exploration                           2,400                49
   Suncor Energy (A)                                   297,270             5,797
   Superior Energy Services *                           48,800               777
   Swift Energy * (A)                                    5,200                87
   Targa Resources Partners                              5,000                39
   Transocean *                                         60,700             2,868
   Ultra Petroleum *                                    50,800             1,753
   Unit *                                               17,100               457
   Weatherford International * (A)                     507,226             5,488
   Whiting Petroleum *                                  20,700               693
   Willbros Group *                                     36,600               310
   Williams                                            108,100             1,565
   XTO Energy                                          126,386             4,458
                                                                 ---------------
                                                                         143,429
                                                                 ---------------
FINANCIALS -- 5.4%
   Aflac                                               101,834             4,668
   American Express                                    264,146             4,900

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Apartment Investment &
      Management, Cl A +                                16,152   $           187
   Axis Capital Holdings                                29,800               868
   Bank of New York Mellon                             294,300             8,338
   BlackRock                                             6,400               859
   Camden Property Trust +                                 300                 9
   Capitol Federal Financial                             2,100                96
   CB Richard Ellis Group, Cl A *                        8,600                37
   Charles Schwab (A)                                  846,301            13,685
   CME Group                                            77,024            16,030
   Digital Realty Trust +                                6,900               227
   Eaton Vance                                           3,000                63
   Essex Property Trust +                                3,700               284
   Federated Investors, Cl B                             7,800               132
   Goldman Sachs Group                                  15,596             1,316
   HCP +                                                 9,200               255
   Health Care +                                         5,800               245
   Hudson City Bancorp                                 133,600             2,132
   Interactive Brokers Group, Cl A *                     3,000                54
   IntercontinentalExchange *                          220,000            18,137
   Investment Technology Group *                        10,400               236
   JPMorgan Chase                                       49,800             1,570
   Morgan Stanley                                      114,072             1,830
   MSCI, Cl A *                                          3,900                69
   Nationwide Health Properties +                        3,600               103
   Northern Trust                                       17,218               898
   NYSE Euronext (A)                                   181,600             4,972
   Plum Creek Timber +                                   4,700               163
   Rayonier +                                              600                19
   Simon Property Group + (A)                           24,400             1,296
   SLM *                                                10,700                95
   St. Joe *                                            37,500               912
   State Street (A)                                    147,500             5,801
   T. Rowe Price Group                                   7,224               256
   Taubman Centers +                                     4,800               122
   TD Ameritrade Holding *                              10,000               142
   Ventas +                                              6,600               222
   Waddell & Reed Financial, Cl A                       19,500               301
   Wells Fargo (A)                                     150,600             4,440
                                                                 ---------------
                                                                          95,969
                                                                 ---------------
HEALTH CARE -- 16.2%
   Abbott Laboratories (A)                             434,616            23,195
   Aetna                                               196,800             5,609
   Albany Molecular Research *                           5,800                56
   Alcon                                                11,000               981
   Alkermes *                                           31,300               333
   Allergan                                            670,258            27,025
   American Medical Systems
      Holdings * (A)                                    85,500               769
   Amylin Pharmaceuticals * (A)                        187,259             2,032
   Baxter International                                252,272            13,519
   Beckman Coulter                                       3,400               149
   Becton Dickinson                                     54,725             3,743
   Biogen Idec * (A)                                    74,200             3,534
   BioMarin Pharmaceuticals *                           10,600               189
   Boston Scientific *                                 366,400             2,836
   Bristol-Myers Squibb (A)                            169,000             3,929
   C.R. Bard                                            19,800             1,668
   Cardinal Health                                      16,988               586
   Celgene *                                            40,360             2,231

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Cephalon * (A)                                       24,800   $         1,911
   Charles River Laboratories
      International *                                   14,200               372
   Cigna                                                64,221             1,082
   Community Health Systems *                           15,200               222
   Covance * (A)                                        31,300             1,441
   Coventry Health Care *                               52,900               787
   Dentsply International                               21,800               616
   Edwards Lifesciences *                               10,800               593
   Eli Lilly (A)                                        77,490             3,121
   Enzon Pharmaceuticals * (A)                          13,100                76
   Express Scripts * (A)                                89,680             4,931
   Forest Laboratories *                               102,200             2,603
   Genentech *                                         353,440            29,304
   Genzyme *                                            10,000               664
   Gilead Sciences * (A)                               453,408            23,187
   Henry Schein *                                        7,100               260
   Hill-Rom Holdings                                     3,500                58
   HLTH *                                                8,700                91
   Hospira *                                             5,400               145
   Humana *                                             76,500             2,852
   Idexx Laboratories * (A)                             15,800               570
   Illumina *                                           40,400             1,052
   Immucor *                                             7,000               186
   IMS Health                                           13,800               209
   Intuitive Surgical *                                  3,000               381
   Invacare                                             20,700               321
   Johnson & Johnson (A)                               260,432            15,582
   Laboratory Corp of America Holdings *                 5,700               367
   Life Technologies *                                  35,652               831
   Martek Biosciences (A)                                9,300               282
   McKesson                                             11,912               461
   Medco Health Solutions *                             72,382             3,033
   Medicines *                                          25,200               371
   MEDNAX *                                              6,800               216
   Medtronic                                           354,300            11,132
   Merck                                               383,313            11,653
   Merit Medical Systems * (A)                          12,300               221
   Noven Pharmaceuticals *                              16,500               181
   Omnicare                                              3,200                89
   Patterson *                                           2,000                37
   PerkinElmer                                          33,100               460
   Perrigo                                              15,700               507
   Pharmaceutical Product Development                   23,700               688
   Quest Diagnostics                                    16,200               841
   Resmed *                                              2,500                94
   Schering-Plough                                     879,230            14,973
   Sepracor *                                            7,700                85
   St. Jude Medical *                                  205,570             6,776
   Stryker                                             191,200             7,638
   Synovis Life Technologies *                           7,200               135
   Techne                                               13,500               871
   Tenet Healthcare *                                   22,900                26
   Teva Pharmaceutical Industries ADR (A)              163,912             6,978
   Thermo Fisher Scientific * (A)                      269,500             9,182
   UnitedHealth Group                                  380,000            10,108
   Varian Medical Systems *                             34,600             1,212
   Vertex Pharmaceuticals *                             13,900               422
   Warner Chilcott, Cl A * (A)                         104,600             1,517

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Waters *                                              1,600   $            59
   Watson Pharmaceuticals *                              4,600               122
   WellCare Health Plans *                              10,000               129
   WellPoint *                                          20,000               843
   Zimmer Holdings *                                   238,063             9,622
                                                                 ---------------
                                                                         287,163
                                                                 ---------------
INDUSTRIALS -- 11.1%
   3M (A)                                               72,126             4,150
   ABB ADR                                              78,490             1,178
   AGCO *                                               45,600             1,076
   Allegiant Travel * (A)                               21,100             1,025
   Alliant Techsystems *                                   900                77
   Ametek                                               20,700               626
   AMR *                                                 7,400                79
   Boeing (A)                                          208,416             8,893
   Brink's                                              24,800               667
   Bucyrus International, Cl A (A)                     112,200             2,078
   Burlington Northern Santa Fe (A)                    105,860             8,015
   C.H. Robinson Worldwide                              19,766             1,088
   Caterpillar (A)                                     223,500             9,984
   Columbus McKinnon *                                  11,600               158
   Continental Airlines, Cl B * (A)                     27,500               496
   Con-way                                               5,400               144
   Cooper Industries, Cl A                               1,000                29
   Copart * (A)                                         44,700             1,215
   Corrections Corp of America *                         1,300                21
   CSX                                                 122,800             3,987
   Cummins                                              48,200             1,288
   Danaher (A)                                          59,680             3,378
   Deere (A)                                            43,600             1,671
   Donaldson                                             8,200               276
   Dover                                                58,600             1,929
   Dun & Bradstreet                                      7,200               556
   Eaton                                                   600                30
   Emerson Electric                                    316,208            11,577
   Energy Conversion Devices * (A)                      29,400               741
   EnPro Industries *                                   15,800               340
   Equifax                                               6,800               180
   Expeditors International of
      Washington (A)                                   366,800            12,203
   Fastenal                                             37,000             1,289
   First Solar * (A)                                    12,600             1,738
   Flowserve                                            17,100               881
   Fluor                                               263,300            11,814
   Foster Wheeler * (A)                                169,500             3,963
   FTI Consulting *                                      3,400               152
   GATX                                                  3,000                93
   General Electric                                    266,100             4,311
   Goodrich                                              6,400               237
   Graco                                                25,400               603
   Harsco                                               13,800               382
   Honeywell International                             141,800             4,655
   IDEX                                                 22,500               543
   IHS, Cl A *                                           1,500                56
   ITT                                                  10,400               478
   Jacobs Engineering Group *                           33,600             1,616
   JB Hunt Transport Services                           49,900             1,311
   John Bean Technologies                               14,990               122
   Joy Global                                            2,700                62

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Kansas City Southern *                               54,200   $         1,033
   Kirby *                                              24,200               662
   L-3 Communications Holdings                          17,300             1,277
   Landstar System                                      27,400             1,053
   Lennox International                                 11,000               355
   Lincoln Electric Holdings                             9,400               479
   Lockheed Martin                                      65,915             5,542
   Manpower                                              3,800               129
   McDermott International *                             7,400                73
   Michael Baker *                                       3,500               129
   MSC Industrial Direct, Cl A                          25,300               932
   NCI Building Systems * (A)                           14,500               236
   Norfolk Southern                                     99,500             4,681
   Northrop Grumman                                     65,848             2,966
   PACCAR                                                3,250                93
   Pall                                                 18,100               515
   Parker Hannifin                                       6,000               255
   Pitney Bowes                                          4,400               112
   Polypore International *                             21,200               160
   Precision Castparts                                  52,121             3,100
   Quanta Services * (A)                               284,200             5,627
   Raytheon (A)                                         46,900             2,394
   Republic Services                                    23,000               570
   Robert Half International                            11,500               240
   Roper Industries                                      1,400                61
   Ryder System (A)                                     28,400             1,101
   Shaw Group *                                        216,100             4,424
   SPX                                                   6,800               276
   Stericycle * (A)                                     24,990             1,302
   Textron                                              11,700               162
   Triumph Group                                        12,000               510
   Tyco International                                  201,800             4,359
   Union Pacific                                       127,800             6,109
   United Parcel Service, Cl B (A)                     363,575            20,055
   United Technologies                                 147,040             7,881
   USG *                                                 3,800                31
   UTI Worldwide                                        15,000               215
   Valmont Industries                                      800                49
   Walter Industries                                    29,700               520
   Waste Management                                     27,900               925
   WESCO International *                               105,700             2,032
   WW Grainger                                           6,300               497
                                                                 ---------------
                                                                         196,583
                                                                 ---------------
INFORMATION TECHNOLOGY -- 29.0%
   Accenture, Cl A                                     149,000             4,886
   Activision Blizzard *                               769,544             6,649
   Adobe Systems * (A)                                 114,100             2,429
   Affiliated Computer Services,
      Cl A *                                            16,200               744
   Agilent Technologies *                                7,500               117
   Alliance Data Systems *                               2,800               130
   Altera                                               58,300               974
   Amphenol, Cl A                                       23,500               563
   Analog Devices                                       99,400             1,891
   Ansys *                                              10,500               293
   Apple * (A)                                         458,919            39,169
   Applied Materials                                    59,405               602
   Automatic Data Processing                            25,900             1,019
   Avnet *                                              20,300               370
   Avocent *                                             3,900                70
   BMC Software *                                       24,500               659

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Broadcom, Cl A *                                    134,000   $         2,274
   Broadridge Financial Solutions                       12,100               152
   Cisco Systems *                                   1,812,886            29,550
   Cognizant Technology Solutions,
      Cl A *                                             4,700                85
   CommScope *                                          12,100               188
   Compuware *                                          53,100               358
   Corning (A)                                         426,500             4,065
   Daktronics (A)                                       58,500               548
   Dell *                                              858,306             8,789
   Diebold                                              17,000               477
   Dolby Laboratories, Cl A *                            7,900               259
   Earthlink * (A)                                      84,400               571
   eBay *                                              943,800            13,175
   Electronic Arts * (A)                               448,930             7,201
   EMC * (A)                                           561,600             5,880
   F5 Networks *                                       115,300             2,636
   Factset Research Systems                              2,600               115
   Fiserv *                                              8,100               294
   Flir Systems *                                       15,500               476
   Global Payments                                      16,400               538
   Google, Cl A *                                      162,281            49,926
   Harris                                               16,500               628
   Hewitt Associates, Cl A *                            45,200             1,283
   Hewlett-Packard (A)                                 708,600            25,715
   Integral Systems *                                    6,200                75
   Integrated Device Technology *                       53,900               302
   Intel (A)                                           778,587            11,414
   InterDigital *                                        4,600               127
   International Business
      Machines (A)                                     259,439            21,834
   Intersil, Cl A                                        3,200                29
   Intuit * (A)                                        686,300            16,327
   Itron *                                               3,600               229
   j2 Global Communications *                            2,400                48
   Jabil Circuit                                        29,700               200
   Juniper Networks * (A)                              403,500             7,065
   Linear Technology (A)                               248,890             5,505
   LSI Logic *                                          15,200                50
   Manhattan Associates *                               12,300               194
   Marvell Technology Group *                           53,600               358
   Mastercard, Cl A (A)                                133,000            19,010
   McAfee *                                             11,500               398
   Metavante Technologies *                              7,500               121
   Mettler Toledo International *                        1,300                88
   Microchip Technology                                 58,300             1,139
   Microsoft (A)                                     2,146,488            41,728
   Molex                                                 5,700                83
   National Semiconductor                              103,200             1,039
   NCR *                                                61,600               871
   NetApp *                                             21,400               299
   Nokia ADR (A)                                       355,400             5,544
   ON Semiconductor *                                   17,500                59
   Oracle * (A)                                        430,165             7,627
   Paychex                                               9,600               252
   QLogic * (A)                                         90,700             1,219
   Qualcomm                                          1,418,348            50,819
   Rambus *                                              1,000                16
   Red Hat *                                            61,800               817
   Research In Motion * (A)                            457,150            18,551
   Salesforce.com *                                     27,100               868
   Seagate Technology                                1,442,600             6,391

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Silicon Laboratories * (A)                           94,100   $         2,332
   Sohu.com *                                           14,200               672
   SPSS *                                               13,200               356
   Symantec * (A)                                       36,200               489
   Synaptics * (A)                                      45,900               760
   Teradata *                                          555,300             8,235
   Teradyne *                                           34,100               144
   Texas Instruments                                   350,215             5,435
   Trimble Navigation *                                  2,800                60
   Tyco Electronics                                     71,700             1,162
   Valueclick *                                         40,900               280
   VeriSign * (A)                                      686,000            13,089
   Visa, Cl A (A)                                      453,410            23,781
   Volterra Semiconductor * (A)                         75,900               543
   Western Digital *                                   226,100             2,589
   Western Union                                       735,630            10,549
   Xilinx                                               71,600             1,276
   Yahoo! * (A)                                        560,900             6,843
   Zebra Technologies, Cl A *                           10,900               221
                                                                 ---------------
                                                                         515,260
                                                                 ---------------
MATERIALS -- 2.8%
   Air Products & Chemicals                             51,800             2,604
   Airgas                                                8,600               335
   AK Steel Holding                                    193,700             1,805
   Alcoa                                                57,100               643
   Alpha Natural Resources *                            43,600               706
   Aptargroup                                            2,600                92
   Ashland                                             156,100             1,641
   Ball                                                  6,000               249
   Carpenter Technology                                  3,100                64
   Celanese, Ser A (A)                                  47,300               588
   Century Aluminum * (A)                              101,600             1,016
   CF Industries Holdings                                1,400                69
   Cliffs Natural Resources                             62,600             1,603
   Crown Holdings *                                     26,900               516
   Dow Chemical                                         38,000               573
   Eagle Materials (A)                                   6,800               125
   Ecolab                                                3,600               127
   FMC                                                   5,100               228
   Greif, Cl A                                          12,200               408
   Intrepid Potash * (A)                                25,600               532
   Martin Marietta Materials                               300                29
   Monsanto                                             47,614             3,350
   Mosaic                                              192,000             6,643
   Nalco Holding                                       148,400             1,712
   Newmont Mining (A)                                   48,700             1,982
   Nucor                                                 5,300               245
   Owens-Illinois *                                     30,500               834
   PPG Industries                                        2,400               102
   Praxair (A)                                         281,710            16,722
   Rohm & Haas                                           4,700               290
   Sigma-Aldrich                                        16,600               701
   Steel Dynamics                                        9,100               102
   Terra Industries                                     83,600             1,394
   United States Steel                                  31,300             1,164
                                                                 ---------------
                                                                          49,194
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.5%
   American Tower, Cl A *                              295,020             8,650
   Crown Castle International * (A)                    919,560            16,166
   Embarq                                               11,600               417
   Frontier Communications                              14,700               128

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   MetroPCS Communications * (A)                        18,000   $           267
   NII Holdings *                                       13,800               251
   USA Mobility                                          8,700               101
   Windstream (A)                                      182,500             1,679
                                                                 ---------------
                                                                          27,659
                                                                 ---------------
UTILITIES -- 1.1%
   AES *                                               285,200             2,350
   Allegheny Energy                                      1,900                64
   Calpine *                                            43,600               317
   Constellation Energy Group                            6,000               151
   DPL (A)                                              44,100             1,007
   Energen                                               8,900               261
   Entergy                                              17,900             1,488
   Equitable Resources                                  29,700               996
   Exelon                                               50,700             2,820
   NRG Energy *                                         23,900               558
   PPL                                                 133,600             4,100
   Public Service Enterprise
      Group (A)                                        155,800             4,545
   Questar                                               5,900               193
                                                                 ---------------
                                                                          18,850
                                                                 ---------------
Total Common Stock
   (Cost $2,091,347) ($ Thousands)                                     1,732,439
                                                                 ---------------
EXCHANGE TRADED FUND -- 0.1%
   iShares Russell 1000 Growth
      Index Fund *                                      35,000             1,297
                                                                 ---------------
Total Exchange Traded Fund
   (Cost $1,268) ($ Thousands)                                             1,297
                                                                 ---------------
U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bills
      0.010%, 02/12/09 (B) (C)                  $        8,285             8,285
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $8,285) ($ Thousands)                                             8,285
                                                                 ---------------
AFFILIATED PARTNERSHIP -- 19.7%
   SEI Liquidity Fund, L.P.,
      1.350%** ++ (D)                              354,722,269           349,434
                                                                 ---------------
Total Affiliated Partnership
   (Cost $354,722) ($ Thousands)                                         349,434
                                                                 ---------------
CASH EQUIVALENTS -- 2.8%
   Merrill Lynch EBP Master,
      0.08%**                                        6,022,697             6,023
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930%** ++                                   44,300,330            44,300
                                                                 ---------------
Total Cash Equivalents
   (Cost $50,323) ($ Thousands)                                           50,323
                                                                 ---------------
Total Investments -- 120.8%
   (Cost $2,505,945) ($ Thousands) @                             $     2,141,778
                                                                 ===============

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Growth Fund
December 31, 2008

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                            NUMBER OF                   UNREALIZED
TYPE OF                     CONTRACTS    EXPIRATION   APPRECIATION
CONTRACT                  LONG (SHORT)      DATE      ($ THOUSANDS)
--------                  ------------   ----------   -------------
S&P 500 Composite Index        158         Mar-2009   $         470
                                                      =============

     Percentages are based on Net Assets of $1,773,396 ($ Thousands).

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Real Estate Investment Trust.
++   Investment in Affiliated Security.
+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $350,451 ($ Thousands).

(B)  The rate reported is the rate in effect as of December 31, 2008.

(C) Security, or portion thereof has been pledged as collateral on open futures contracts.

(D) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2008 was $349,434 ($ Thousands).

ADR -- American Depositary Receipt
Cl -- Class
L.P.-- Limited Partnership
Ser -- Series

@ At December 31, 2008, the tax basis cost of the Fund's investments was $2,505,945 ($ Thousands), and the unrealized appreciation and depreciation were $101,542 ($ Thousands) and ($465,709) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 96.8%

CONSUMER DISCRETIONARY -- 9.5%
   Abercrombie & Fitch, Cl A (A)                         1,426   $            33
   Aeropostale * (A)                                    35,700               575
   Amazon.com * (A)                                    118,500             6,077
   American Eagle Outfitters                             6,300                59
   America's Car-Mart * (A)                              8,900               123
   Apollo Group, Cl A *                                 16,625             1,274
   Ascent Media, Cl A *                                    234                 5
   Autoliv (A)                                          49,540             1,063
   Autozone *                                              919               128
   Barnes & Noble (A)                                   21,250               319
   Best Buy (A)                                         35,290               992
   Big Lots * (A)                                        1,557                23
   Black & Decker (A)                                    4,670               195
   BorgWarner                                            2,300                50
   Boyd Gaming (A)                                       9,500                45
   Brink's Home Security
      Holdings *                                           650                14
   Cablevision Systems, Cl A                             6,700               113
   Carmax *                                              1,883                15
   Carnival                                              4,600               112
   Cavco Industries *                                      130                 4
   CBS, Cl B (A)                                       186,800             1,530
   Clear Channel Outdoor Holdings,
      Cl A *                                             3,800                23
   Coach * (A)                                         225,630             4,686
   Comcast, Cl A                                       235,140             3,969
   Darden Restaurants                                    3,127                88
   DeVry                                                 1,021                59
   DIRECTV Group * (A)                                  61,165             1,401
   Discovery Communications,
      Cl C * (A)                                         5,040                67
   DISH Network, Cl A * (A)                             13,549               150
   Dollar Tree * (A)                                       829                35
   Eastman Kodak (A)                                   390,600             2,570
   Ethan Allen Interiors (A)                            30,500               438
   Family Dollar Stores (A)                              8,520               222
   FGX International Holdings *                          3,100                43
   Fortune Brands (A)                                   59,302             2,448
   Fuel Systems Solutions * (A)                         10,800               354
   GameStop, Cl A *                                      3,622                78
   Gannett (A)                                         106,772               854
   Gap (A)                                             223,500             2,993
   General Motors (A)                                   16,000                51
   Genuine Parts                                           550                21
   Goodyear Tire & Rubber * (A)                         55,150               329
   H&R Block                                             5,900               134
   Harley-Davidson (A)                                  25,600               435
   Hasbro                                               59,095             1,724
   Home Depot                                          155,700             3,584
   International Game Technology                       100,953             1,200
   Interpublic Group *                                  13,000                52
   ITT Educational Services *                            1,200               114
   J.C. Penney                                         129,700             2,555
   Jackson Hewitt Tax Service (A)                       17,400               273
   Jarden *                                             56,200               646
   Johnson Controls                                    115,619             2,100
   Jones Apparel Group                                  75,850               445
   Kohl's * (A)                                         14,600               528
   Landry's Restaurants (A)                             14,700               171

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Leggett & Platt (A)                                  87,000   $         1,322
   Liberty Global, Ser C *                               1,601                24
   Liberty Global, Cl A * (A)                           17,300               275
   Liberty Media - Capital, Ser A *                     10,500                50
   Liberty Media - Entertainment,
      Cl A *                                           103,260             1,805
   Liberty Media - Interactive,
      Cl A * (A)                                         6,450                20
   Lowe's                                              200,425             4,313
   Macy's                                               46,808               484
   Marriott International, Cl A                        112,244             2,183
   Mattel                                               12,600               202
   McDonald's (A)                                      139,286             8,662
   McGraw-Hill                                           1,000                23
   MGM Mirage * (A)                                    169,000             2,325
   Mohawk Industries * (A)                                 529                23
   Newell Rubbermaid                                    51,320               502
   News, Cl A                                          197,990             1,800
   Nike, Cl B (A)                                       93,400             4,763
   Nordstrom (A)                                         9,800               130
   Omnicom Group                                        10,800               291
   O'Reilly Automotive * (A)                             1,800                55
   Penske Auto Group                                     5,300                41
   PetSmart                                              1,608                30
   Polo Ralph Lauren                                       900                41
   priceline.com *                                         300                22
   Pulte Homes                                           3,600                39
   RadioShack                                            2,753                33
   Rent-A-Center *                                      36,500               644
   Ross Stores (A)                                      19,640               584
   Royal Caribbean Cruises (A)                          57,700               793
   Sears Holdings * (A)                                 59,700             2,321
   Shaw Communications, Cl B                            54,800               969
   Sherwin-Williams                                     18,900             1,129
   Snap-On                                                 778                31
   Stanley Works (A)                                    40,800             1,391
   Staples                                             318,627             5,710
   Starbucks *                                           5,938                56
   Starwood Hotels & Resorts
      Worldwide (A)                                     75,177             1,346
   Target (A)                                          121,434             4,193
   Time Warner                                         841,200             8,463
   Time Warner Cable, Cl A * (A)                        30,760               660
   TJX (A)                                              53,700             1,104
   VF                                                    2,600               142
   Viacom, Cl B *                                       81,372             1,551
   Virgin Media (A)                                     12,500                62
   Walt Disney (A)                                     197,587             4,483
   Weight Watchers
      International (A)                                158,000             4,648
   Whirlpool (A)                                        17,900               740
   Wyndham Worldwide                                     7,500                49
   Wynn Resorts *                                          200                 9
   Yum! Brands                                          52,000             1,638
                                                                 ---------------
                                                                         119,763
                                                                 ---------------
CONSUMER STAPLES -- 9.5%
   Alberto-Culver                                       26,850               658
   Altria Group                                        104,810             1,578
   Archer-Daniels-Midland                              129,757             3,741
   Avon Products                                        31,736               762
   BJ's Wholesale Club * (A)                             1,057                36

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Brown-Forman, Cl B                                    1,500   $            77
   Bunge (A)                                            19,000               984
   Campbell Soup                                         1,100                33
   Chiquita Brands International *
      (A)                                               23,700               350
   Clorox                                                1,869               104
   Coca-Cola (A)                                       241,619            10,938
   Coca-Cola Enterprises                               114,300             1,375
   Colgate-Palmolive                                    79,820             5,471
   ConAgra Foods                                        95,720             1,579
   Constellation Brands, Cl A *                          3,000                47
   Corn Products International                          16,400               473
   Costco Wholesale (A)                                 80,090             4,205
   CVS Caremark                                        192,370             5,529
   Del Monte Foods                                     101,500               725
   Energizer Holdings *                                  1,628                88
   General Mills                                        11,364               690
   Herbalife (A)                                        52,200             1,132
   Hershey                                                 800                28
   HJ Heinz                                              5,877               221
   Hormel Foods                                          2,000                62
   Kellogg                                               9,858               432
   Kimberly-Clark                                       32,367             1,707
   Kraft Foods, Cl A                                   114,525             3,075
   Kroger (A)                                          138,752             3,664
   Lorillard                                             4,700               265
   McCormick (A)                                         2,100                67
   Molson Coors Brewing, Cl B                            6,720               329
   Pepsi Bottling Group                                122,740             2,763
   PepsiAmericas                                         9,300               190
   PepsiCo                                             203,565            11,149
   Philip Morris International                          62,024             2,699
   Procter & Gamble                                    482,563            29,832
   Reynolds American                                    32,600             1,314
   Safeway (A)                                         120,634             2,867
   Sara Lee                                            125,400             1,228
   Smart Balance * (A)                                   8,300                56
   SUPERVALU                                            60,198               879
   SYSCO                                                65,450             1,501
   Tyson Foods, Cl A                                    23,800               209
   UST                                                  13,700               951
   Walgreen                                            220,900             5,450
   Wal-Mart Stores                                     159,648             8,950
                                                                 ---------------
                                                                         120,463
                                                                 ---------------
ENERGY -- 11.9%
   Anadarko Petroleum                                   24,680               951
   Apache                                               43,735             3,260
   Baker Hughes                                          3,341               107
   Cameron International * (A)                          98,300             2,015
   Chesapeake Energy (A)                                45,570               737
   Chevron                                             294,989            21,820
   Cimarex Energy                                       15,843               424
   Complete Production Services *                       21,000               171
   ConocoPhillips (A)                                  293,007            15,178
   Consol Energy                                         2,800                80
   Devon Energy                                         77,890             5,118
   Diamond Offshore Drilling (A)                         2,400               142
   El Paso                                              10,156                79
   ENSCO International                                   6,000               170
   EOG Resources                                        76,190             5,073
   EXCO Resources *                                     40,600               368

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Exxon Mobil (A)                                     596,676   $        47,633
   Forest Oil *                                         26,850               443
   Gulfport Energy *                                     5,700                22
   Halliburton                                         322,255             5,859
   Helmerich & Payne                                     3,395                77
   Hess                                                 81,280             4,360
   Holly                                                30,600               558
   Marathon Oil                                        116,400             3,185
   Mariner Energy *                                     34,231               349
   McMoRan Exploration *                                55,600               545
   Murphy Oil (A)                                       44,216             1,961
   National Oilwell Varco *                              6,341               155
   Newfield Exploration *                                2,500                49
   Noble Energy                                          1,900                93
   Occidental Petroleum (A)                             71,145             4,268
   Overseas Shipholding Group (A)                       37,300             1,571
   Patriot Coal *                                          880                 5
   Patterson-UTI Energy                                 52,838               608
   Peabody Energy                                        8,700               198
   Petro-Canada (A)                                     27,000               591
   PetroHawk Energy *                                    2,100                33
   Pioneer Natural Resources                             1,644                27
   Plains Exploration &
      Production *                                       1,595                37
   Range Resources                                         600                21
   Rowan                                                 2,522                40
   Schlumberger                                        190,276             8,054
   SEACOR Holdings * (A)                                 7,000               467
   Smith International                                   5,428               124
   Southwestern Energy *                                26,300               762
   Spectra Energy                                        6,943               109
   Suncor Energy                                       133,138             2,596
   Sunoco (A)                                           19,600               852
   Tidewater                                               950                38
   Transocean *                                         19,100               903
   Unit * (A)                                           10,700               286
   Valero Energy (A)                                   161,694             3,499
   Weatherford International * (A)                     173,650             1,879
   Western Refining (A)                                 26,300               204
   Williams                                              7,400               107
   XTO Energy                                           47,228             1,666
                                                                 ---------------
                                                                         149,927
                                                                 ---------------
FINANCIALS -- 14.7%
   ACE                                                  41,600             2,201
   Aflac                                                17,060               782
   Allied World Assurance Holdings                         600                24
   Allstate                                            175,400             5,746
   AMB Property + (A)                                    7,300               171
   American Express                                    126,677             2,350
   American Financial Group                             65,400             1,496
   American International Group (A)                    116,500               183
   American Physicians Capital                           3,600               173
   Ameriprise Financial                                 74,690             1,745
   Annaly Capital Management +                         122,013             1,936
   AON                                                  10,050               459
   Apartment Investment &
      Management, Cl A +                                   188                 2
   Associated Banc-Corp (A)                              2,200                46
   Assurant                                             45,200             1,356

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Astoria Financial (A)                                55,356   $           912
   Axis Capital Holdings                                69,250             2,017
   Bank of America (A)                                 867,568            12,215
   Bank of Hawaii                                          950                43
   Bank of New York Mellon                             212,104             6,009
   BB&T (A)                                             63,000             1,730
   BlackRock                                               400                54
   Boston Properties +                                   1,600                88
   Brandywine Realty Trust + (A)                        69,600               537
   Capital One Financial (A)                           145,623             4,644
   CapitalSource + (A)                                  12,200                56
   CB Richard Ellis Group, Cl A *                       83,100               359
   CBL & Associates Properties +
      (A)                                               17,400               113
   Cedar Shopping Centers +                              5,200                37
   Central Pacific Financial (A)                         9,200                92
   Charles Schwab (A)                                  379,076             6,130
   Chubb                                                93,800             4,784
   Cincinnati Financial (A)                              2,300                67
   CIT Group                                             5,300                24
   Citigroup                                           695,479             4,667
   City National                                         1,000                49
   CME Group                                            41,450             8,626
   CNA Financial                                         3,200                53
   Colonial Properties Trust + (A)                       6,000                50
   Comerica                                             31,100               617
   Delphi Financial Group, Cl A (A)                     14,900               275
   Discover Financial Services                         105,650             1,007
   Endurance Specialty
      Holdings (A)                                      63,300             1,933
   Equity Residential +                                  2,887                86
   Everest Re Group                                     21,300             1,622
   Federated Investors, Cl B                            40,800               692
   Fidelity National Financial, Cl A                    27,699               492
   Fifth Third Bancorp (A)                              55,882               462
   First American                                        2,100                61
   First Horizon National                               13,959               147
   First Industrial Realty Trust +                       6,200                47
   First Midwest Bancorp (A)                             8,300               166
   Franklin Resources                                   34,550             2,204
   Goldman Sachs Group                                  63,600             5,367
   Hanover Insurance Group                               4,797               206
   Hartford Financial Services
      Group (A)                                        112,650             1,850
   HCC Insurance Holdings                                1,500                40
   Health Care +                                           371                16
   Highwoods Properties +                                  750                20
   Hospitality Properties Trust + (A)                   49,600               738
   Host Hotels & Resorts + (A)                          10,232                77
   Hudson City Bancorp                                  94,700             1,511
   Huntington Bancshares (A)                           130,000               996
   IntercontinentalExchange * (A)                       95,791             7,897
   Investment Technology Group *                         2,400                54
   Janus Capital Group                                  45,500               365
   Jones Lang LaSalle                                    1,700                47
   JPMorgan Chase                                      599,667            18,908
   Keycorp (A)                                          55,800               475
   Kilroy Realty +                                       1,400                47
   Kimco Realty +                                        3,400                62
   Kite Realty Group Trust +                             2,300                13
   LaSalle Hotel Properties + (A)                       18,100               200

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Lincoln National                                     55,700   $         1,049
   Loews                                                14,100               398
   M&T Bank (A)                                            550                32
   MainSource Financial Group (A)                        2,300                36
   Manulife Financial                                    1,565                27
   Marsh & McLennan                                      3,106                75
   MBIA (A)                                              7,600                31
   Merrill Lynch                                       321,677             3,744
   MetLife (A)                                          57,300             1,997
   Moody's (A)                                          39,238               788
   Morgan Stanley (A)                                  248,800             3,991
   Nationwide Financial Services,
      Cl A (A)                                          12,350               645
   NewAlliance Bancshares                               92,000             1,212
   Northern Trust                                        3,400               177
   NYSE Euronext                                       124,900             3,420
   Oriental Financial Group                             18,200               110
   Pennsylvania Real Estate
      Investment Trust + (A)                            13,800               103
   Penson Worldwide *                                    5,000                38
   People's United Financial                             4,725                84
   Piper Jaffray *                                         366                15
   Platinum Underwriters
      Holdings (A)                                      34,500             1,245
   Plum Creek Timber +                                   2,090                73
   PNC Financial Services Group                         38,700             1,896
   Principal Financial Group                            39,100               882
   Progressive                                         104,082             1,541
   Prologis + (A)                                        2,827                39
   Protective Life                                      26,600               382
   Prudential Financial                                 52,100             1,577
   Public Storage +                                      6,650               529
   Ramco-Gershenson Properties +                         3,100                19
   Raymond James Financial (A)                           2,025                35
   Regency Centers +                                       850                40
   Regions Financial (A)                               310,762             2,474
   Reinsurance Group of America,
      Cl A                                              20,200               865
   SeaBright Insurance Holdings *                        9,500               112
   Simon Property Group + (A)                            6,425               341
   SLM *                                                11,700               104
   State Street (A)                                    116,100             4,566
   Student Loan                                          1,300                53
   Sun Bancorp *                                         2,500                19
   Sunstone Hotel Investors + (A)                       17,000               105
   SunTrust Banks (A)                                   96,600             2,853
   SVB Financial Group * (A)                             1,550                41
   Synovus Financial (A)                                   900                 7
   T. Rowe Price Group (A)                              33,100             1,173
   TCF Financial (A)                                     4,300                59
   TD Ameritrade Holding *                               4,350                62
   Torchmark (A)                                         5,800               259
   Travelers                                           161,121             7,283
   UDR +                                                 3,100                43
   Unum Group                                           47,750               888
   US Bancorp                                          127,365             3,185
   Vornado Realty Trust +                                  400                24
   Wachovia (A)                                         36,300               201
   Webster Financial                                    33,800               466
   Wells Fargo (A)                                     397,887            11,730
   Wilmington Trust (A)                                  6,000               133

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   WR Berkley                                           48,500   $         1,503
                                                                 ---------------
                                                                         185,505
                                                                 ---------------
HEALTH CARE -- 15.1%
   Abbott Laboratories                                 122,258             6,525
   Aetna                                               267,700             7,629
   Allergan                                            280,408            11,306
   American Medical Systems Holdings * (A)              20,600               185
   AmerisourceBergen (A)                                48,738             1,738
   Amgen * (A)                                         171,498             9,904
   Amylin Pharmaceuticals * (A)                         83,910               910
   Baxter International                                 96,418             5,167
   Beckman Coulter                                         600                26
   Becton Dickinson                                     17,030             1,165
   Biogen Idec * (A)                                    23,908             1,139
   Boston Scientific *                                 130,657             1,011
   Bristol-Myers Squibb                                 57,945             1,347
   C.R. Bard                                             6,100               514
   Cardinal Health                                      42,255             1,457
   Celgene * (A)                                        17,000               940
   Cephalon *                                              371                28
   Charles River Laboratories
      International *                                    5,200               136
   Cigna                                                10,690               180
   Coventry Health Care *                               76,700             1,141
   Covidien                                             27,950             1,013
   DaVita *                                              1,425                71
   Dentsply International                                  900                26
   Eli Lilly (A)                                       112,324             4,523
   Express Scripts *                                    26,364             1,450
   Forest Laboratories *                                69,600             1,773
   Genentech *                                         156,774            12,998
   Genzyme *                                             3,750               249
   Gilead Sciences * (A)                               196,650            10,057
   Health Management Associates, Cl A *                  4,500                 8
   Hill-Rom Holdings (A)                                 4,000                66
   HLTH * (A)                                            4,042                42
   Humana *                                             41,779             1,558
   Intuitive Surgical * (A)                                250                32
   Johnson & Johnson (A)                               295,312            17,669
   King Pharmaceuticals *                              127,400             1,353
   Laboratory Corp of America
      Holdings * (A)                                     1,250                81
   Life Technologies *                                   2,191                51
   McKesson                                             36,826             1,426
   Medco Health Solutions *                             28,246             1,184
   Medicines *                                          23,500               346
   Medtronic                                            85,276             2,679
   Merck                                               423,463            12,873
   Merit Medical Systems *                               6,300               113
   Millipore *                                             700                36
   Mylan Laboratories * (A)                              3,975                39
   Noven Pharmaceuticals *                               3,100                34
   Patterson * (A)                                       2,100                39
   PerkinElmer                                           5,950                83
   Pfizer (A)                                          989,478            17,524
   Pharmaceutical Product Development                    2,000                58
   Quest Diagnostics                                     2,404               125
   Schering-Plough                                     385,741             6,569

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   St. Jude Medical *                                   75,490   $         2,488
   Stryker                                              76,600             3,060
   Synovis Life Technologies *                           2,700                51
   Teva Pharmaceutical Industries
      ADR (A)                                           74,400             3,167
   Thermo Fisher Scientific * (A)                      118,416             4,034
   UnitedHealth Group (A)                              500,876            13,323
   Valeant Pharmaceuticals
      International * (A)                                1,000                23
   Varian Medical Systems *                                400                14
   Warner Chilcott, Cl A * (A)                          40,700               590
   Waters *                                              1,600                59
   WellPoint * (A)                                      80,611             3,396
   Wyeth (A)                                           216,600             8,125
   Zimmer Holdings *                                   100,446             4,060
                                                                 ---------------
                                                                         190,986
                                                                 ---------------
INDUSTRIALS -- 8.7%
   3M (A)                                               28,200             1,623
   ABB ADR (A)                                          35,160               528
   Acuity Brands (A)                                     6,400               223
   Aecom Technology *                                    1,500                46
   AGCO * (A)                                           16,400               387
   Allegiant Travel * (A)                                6,200               301
   Altra Holdings *                                      4,500                36
   AMR *                                                 6,700                72
   Avery Dennison                                        1,400                46
   Boeing                                               72,433             3,091
   Bucyrus International, Cl A                          15,400               285
   Burlington Northern Santa Fe (A)                     27,630             2,092
   C.H. Robinson Worldwide (A)                           2,502               138
   Caterpillar (A)                                      72,135             3,222
   CDI                                                   2,800                36
   Continental Airlines, Cl B * (A)                     22,050               398
   Cooper Industries, Cl A                              21,200               620
   Crane                                                 6,350               109
   CSX                                                   4,262               138
   Cummins                                             105,000             2,807
   Danaher                                              29,884             1,692
   Deere                                                15,900               609
   Delta Air Lines * (A)                                12,800               147
   Deluxe                                               22,300               334
   Dover                                                29,400               968
   Dun & Bradstreet                                        800                62
   Eaton                                                26,179             1,301
   Emerson Electric                                    123,334             4,515
   EnPro Industries *                                   11,300               243
   Equifax                                               3,301                88
   Expeditors International of
      Washington (A)                                   169,900             5,652
   Fastenal (A)                                          2,800                98
   FedEx                                                14,633               939
   First Solar *                                           257                36
   Flowserve                                             2,004               103
   Fluor                                               108,900             4,886
   Foster Wheeler *                                     45,600             1,066
   Gardner Denver *                                     28,300               661
   GATX                                                  1,600                49
   General Dynamics (A)                                 53,206             3,064
   General Electric (A)                              1,428,748            23,146
   GeoEye *                                              1,900                36

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Goodrich                                              2,850   $           105
   H&E Equipment Services *                              3,900                30
   Harsco                                                4,600               127
   Honeywell International                              34,263             1,125
   Illinois Tool Works                                  29,329             1,028
   Iron Mountain * (A)                                   3,625                90
   ITT                                                   3,100               143
   Jacobs Engineering Group *                            3,140               151
   John Bean Technologies                                3,264                27
   KBR                                                   2,200                34
   Lockheed Martin                                      31,770             2,671
   Manpower                                              1,500                51
   Monster Worldwide * (A)                               3,200                39
   MSC Industrial Direct, Cl A (A)                       4,000               147
   NCI Building Systems * (A)                            7,600               124
   Norfolk Southern                                     64,910             3,054
   Northrop Grumman                                    114,234             5,145
   Oshkosh Truck                                         7,000                62
   PACCAR                                               11,768               337
   Pall                                                  2,322                66
   Parker Hannifin                                      18,275               777
   Pentair (A)                                           2,400                57
   Polypore International *                             11,600                88
   Precision Castparts                                  11,320               673
   Quanta Services *                                    87,800             1,739
   Raytheon (A)                                         31,600             1,613
   Republic Services                                     7,345               182
   Robert Half International (A)                         1,300                27
   Rockwell Automation                                   6,000               193
   Rockwell Collins                                      3,450               135
   RR Donnelley & Sons                                  99,700             1,354
   Ryder System                                          5,700               221
   Shaw Group *                                         81,250             1,663
   Skywest                                                 821                15
   SPX                                                     749                30
   Stericycle *                                         13,100               682
   Timken                                               27,500               540
   Tyco International                                   75,700             1,635
   Union Pacific                                        30,400             1,453
   United Parcel Service, Cl B (A)                     136,600             7,535
   United Rentals *                                      2,837                26
   United Technologies (A)                             131,621             7,055
   URS *                                                 1,700                69
   USG * (A)                                             4,300                34
   Waste Management (A)                                 22,218               736
   WESCO International *                                23,900               460
   WW Grainger                                           1,309               103
                                                                 ---------------
                                                                         109,544
                                                                 ---------------
INFORMATION TECHNOLOGY -- 17.5%
   Accenture, Cl A                                      32,000             1,049
   Activision Blizzard * (A)                           315,490             2,726
   Adobe Systems *                                      24,268               517
   Advent Software * (A)                                 1,378                28
   Affiliated Computer Services,
      Cl A *                                             1,100                51
   Agilent Technologies *                               12,900               202
   Alliance Data Systems *                                 900                42
   Altera (A)                                            2,400                40
   Amphenol, Cl A                                        2,200                53
   Analog Devices                                        2,150                41
   Apple * (A)                                         189,243            16,152

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Arrow Electronics *                                  13,300   $           251
   Autodesk *                                            3,609                71
   Automatic Data Processing                            11,118               437
   Avnet *                                              10,000               182
   Avocent *                                            14,000               251
   BMC Software *                                        6,948               187
   Broadcom, Cl A * (A)                                 50,100               850
   Brocade Communications
      Systems *                                          7,000                19
   CA                                                  196,997             3,650
   Cisco Systems * (A)                                 626,247            10,208
   Citrix Systems *                                      4,750               112
   Cognizant Technology Solutions,
      Cl A *                                             4,456                81
   Computer Sciences *                                  35,300             1,241
   Compuware * (A)                                      40,600               274
   Convergys *                                          31,100               199
   Corning                                              81,410               776
   Cypress Semiconductor *                               6,250                28
   Daktronics (A)                                       15,600               146
   Dell *                                              385,630             3,949
   Dolby Laboratories, Cl A *                            1,235                40
   DST Systems * (A)                                       850                32
   Earthlink * (A)                                      70,300               475
   eBay *                                              615,034             8,586
   Electronic Arts * (A)                               264,832             4,248
   EMC * (A)                                           270,176             2,829
   F5 Networks *                                        21,900               501
   Fairchild Semiconductor
      International *                                    9,300                45
   Fidelity National Information
      Services                                           3,264                53
   Fiserv *                                                942                34
   Global Payments                                       2,000                66
   Google, Cl A *                                       73,435            22,592
   Harris                                                3,000               114
   Hewitt Associates, Cl A *                            28,900               820
   Hewlett-Packard                                     358,123            12,996
   IAC *                                                   895                14
   Ingram Micro, Cl A *                                 51,000               683
   Integral Systems *                                    8,700               105
   Integrated Device Technology *                      143,000               802
   Intel (A)                                           135,336             1,984
   International Business
      Machines (A)                                      78,408             6,599
   International Rectifier * (A)                         3,500                47
   Intuit *                                            296,531             7,054
   Juniper Networks * (A)                              193,446             3,387
   Lam Research * (A)                                    1,300                28
   Lender Processing Services                            1,632                48
   Lexmark International, Cl A *                        27,400               737
   Linear Technology (A)                                84,794             1,876
   Macrovision Solutions *                                  23                 0
   Marvell Technology Group *                           10,600                71
   Mastercard, Cl A (A)                                 52,300             7,475
   McAfee *                                              2,900               100
   Mettler Toledo International *                          750                50
   Microchip Technology (A)                              2,350                46
   Microsoft (A)                                       583,120            11,336
   MicroStrategy, Cl A *                                 1,300                48
   Molex                                                 3,000                43
   Motorola                                            221,400               981

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   National Semiconductor                               25,300   $           255
   NCR *                                                 9,700               137
   NetApp *                                              9,296               130
   NeuStar, Cl A *                                      28,600               547
   Nokia ADR                                           112,000             1,747
   Nvidia *                                             12,250                99
   Oracle * (A)                                         69,812             1,238
   Paychex (A)                                           1,800                47
   PC-Telephone                                          5,300                35
   Polycom * (A)                                         1,164                16
   QLogic * (A)                                        115,400             1,551
   Qualcomm                                            571,229            20,467
   Research In Motion * (A)                            218,210             8,855
   Salesforce.com * (A)                                  1,500                48
   Seagate Technology                                  849,300             3,762
   Silicon Laboratories * (A)                           23,200               575
   Sun Microsystems * (A)                               85,200               325
   Symantec * (A)                                      165,514             2,238
   Synaptics * (A)                                       7,500               124
   Tellabs *                                            11,600                48
   Teradata *                                          250,000             3,708
   Teradyne *                                            9,800                41
   Texas Instruments                                   257,700             4,000
   Tyco Electronics                                     60,700               984
   Verigy *                                                863                 8
   VeriSign * (A)                                      333,554             6,364
   Visa, Cl A                                          193,232            10,135
   Vishay Intertechnology * (A)                         81,300               278
   Volterra Semiconductor * (A)                         45,700               327
   Western Digital *                                    80,600               923
   Western Union                                       278,852             3,999
   Xerox                                               274,741             2,190
   Yahoo! * (A)                                        396,950             4,843
                                                                 ---------------
                                                                         220,802
                                                                 ---------------
MATERIALS -- 2.5%
   Air Products & Chemicals                              7,800               392
   AK Steel Holding                                     40,900               381
   Alcoa (A)                                            70,300               792
   Allegheny Technologies                                1,800                46
   Ashland                                              78,800               828
   Ball                                                 14,600               607
   Buckeye Technologies *                                1,400                 5
   Carpenter Technology                                 22,800               468
   Celanese, Ser A (A)                                  23,200               288
   Century Aluminum * (A)                               58,800               588
   Cliffs Natural Resources                              1,100                28
   Cytec Industries                                        800                17
   Dow Chemical                                        214,375             3,235
   E.I. Du Pont de Nemours                                 306                 8
   Eagle Materials                                         753                14
   Eastman Chemical                                     39,910             1,266
   Ecolab                                                2,400                84
   Freeport-McMoRan Copper &
      Gold, Cl B (A)                                    27,020               661
   Headwaters * (A)                                     41,300               279
   International Flavors &
      Fragrances                                         1,400                42
   International Paper                                  38,610               456
   Intrepid Potash * (A)                                 5,400               112
   Lubrizol                                             24,800               902
   Martin Marietta Materials (A)                           550                53

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Methanex                                             58,300   $           655
   Monsanto                                             15,320             1,078
   Mosaic                                               63,900             2,211
   Nalco Holding (A)                                    53,900               622
   Newmont Mining (A)                                    4,000               163
   Nucor (A)                                            60,220             2,782
   OM Group *                                           12,650               267
   Owens-Illinois *                                     18,520               506
   Packaging Corp of America                             2,700                37
   Pactiv *                                              1,632                41
   PPG Industries                                       28,500             1,209
   Praxair                                             127,340             7,559
   Rohm & Haas                                             200                12
   RPM International                                     3,000                40
   Sealed Air                                            6,700               100
   Sigma-Aldrich                                         2,200                93
   Solutia *                                            16,200                73
   Sonoco Products                                      45,300             1,049
   Southern Copper (A)                                  10,211               164
   Steel Dynamics (A)                                   35,700               399
   Terra Industries                                      5,800                97
   United States Steel                                   6,700               249
   Valspar                                              30,400               550
                                                                 ---------------
                                                                          31,508
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 4.0%
   American Tower, Cl A *                              127,384             3,735
   AT&T                                                848,886            24,193
   Atlantic Telegraph-Network                            2,300                61
   CenturyTel (A)                                       32,037               876
   Crown Castle International * (A)                    411,242             7,230
   Embarq                                                4,876               175
   Frontier Communications                               2,500                22
   Leap Wireless International *                         1,800                48
   NII Holdings *                                        2,900                53
   Qwest Communications
      International (A)                                 45,549               166
   Sprint Nextel                                       268,333               491
   Telephone & Data Systems                              1,900                60
   Telephone & Data Systems, Cl L                        1,300                37
   US Cellular *                                         1,976                85
   Verizon Communications (A)                          392,959            13,321
   Windstream                                            8,323                77
                                                                 ---------------
                                                                          50,630
                                                                 ---------------
UTILITIES -- 3.4%
   AES * (A)                                           673,350             5,548
   Allegheny Energy                                      9,700               328
   Alliant Energy                                       66,000             1,926
   Ameren (A)                                           49,700             1,653
   American Electric Power                             150,000             4,992
   Aqua America (A)                                      1,333                27
   Centerpoint Energy                                    9,800               124
   CMS Energy (A)                                       59,800               605
   Consolidated Edison (A)                              10,700               416
   Constellation Energy Group                            2,510                63
   Dominion Resources                                    6,083               218
   DTE Energy (A)                                       81,800             2,918
   Duke Energy (A)                                      63,744               957
   Dynegy, Cl A * (A)                                    6,800                13
   Edison International                                111,800             3,591
   Energy                                               36,000               356

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2008

                                                  Shares/Face
                                                    Amount         Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Entergy                                              11,748   $           977
   Equitable Resources                                     900                30
   Exelon                                               23,476             1,305
   FirstEnergy                                          48,600             2,361
   FPL Group                                            13,538               681
   Integrys Energy Group                                20,800               894
   Mirant *                                              2,800                53
   NiSource                                             19,500               214
   NRG Energy * (A)                                      2,600                61
   OGE Energy                                            3,424                88
   Oneok                                                10,600               309
   Pepco Holdings                                      102,800             1,826
   PG&E (A)                                             50,350             1,949
   Pinnacle West Capital                                23,600               758
   PPL                                                  13,100               402
   Progress Energy                                       9,600               383
   Public Service Enterprise Group                      72,600             2,118
   Questar                                               7,700               252
   Reliant Energy *                                      1,481                 9
   Sempra Energy                                        59,047             2,517
   Southern                                             28,864             1,068
   Wisconsin Energy                                     11,300               474
   Xcel Energy (A)                                      64,903             1,204
                                                                 ---------------
                                                                          43,668
                                                                 ---------------
Total Common Stock
   (Cost $1,464,014) ($ Thousands)                                     1,222,796
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 0.3%
   U.S. Treasury Bills
      0.090%, 06/18/09 (C)                      $          200               200
      0.189%, 06/11/09 (C) (D)                           3,100             3,098
      0.056%, 03/19/09 (C) (D)                              80                80
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $3,379) ($ Thousands)                                             3,378
                                                                 ---------------
AFFILIATED PARTNERSHIP -- 23.7%
   SEI Liquidity Fund, L.P.,
      1.350% ** ++ (B)                             304,707,376           299,225
                                                                 ---------------
Total Affiliated Partnership
   (Cost $304,737) ($ Thousands)                                         299,225
                                                                 ---------------
CASH EQUIVALENTS -- 1.5%
   Merrill Lynch EBP Master,
      0.08%**                                        4,867,898             4,868
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930% **++                                   13,665,243            13,665
                                                                 ---------------
Total Cash Equivalents
   (Cost $18,533) ($ Thousands)                                           18,533
                                                                 ---------------
Total Investments -- 122.3%
   (Cost $1,790,633) ($ Thousands) @                             $     1,543,932
                                                                 ===============

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                            NUMBER OF                   UNREALIZED
TYPE OF                     CONTRACTS     EXPIRATION   APPRECIATION
CONTRACT                   LONG (SHORT)      DATE      ($ THOUSANDS)
--------                   ------------   ----------   -------------
S&P 500 Index E-MINI             3         Mar-2009       $    1
S&P 500 Composite Index        182         Mar-2009        1,174
S&P Mid 400 Index E-MINI        90         Mar-2009          219
                                                          ------
                                                          $1,394
                                                          ======

     Percentages are based on Net Assets of $1,262,417 ($ Thousands).

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Real Estate Investment Trust.
++   Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $300,517 ($ Thousands).

(B) This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2008 was $299,225 ($ Thousands).

(C)  The rate reported is the effective yield at time of purchase.

(D) Security, or a portion thereof has been pledged as collateral on open futures contracts.

ADR -- American Depositary Receipt
Cl -- Class
L.P.-- Limited Partnership
Ser -- Series

@ At December 31, 2008, the tax basis cost of the Fund's investments was $1,790,633 ($ Thousands), and the unrealized appreciation and depreciation were $116,196 ($ Thousands) and ($362,897) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 84.1%

CONSUMER DISCRETIONARY -- 8.2%
   Advance Auto Parts                                    6,200   $           209
   Aeropostale *                                        42,300               681
   Amazon.com *                                         71,700             3,677
   Ameristar Casinos                                    11,800               102
   AnnTaylor Stores *                                    9,100                52
   Apollo Group, Cl A *                                 11,900               912
   Autozone *                                            1,683               235
   Bed Bath & Beyond *                                   2,600                66
   Best Buy                                              2,000                56
   Big Lots *                                           67,500               978
   BorgWarner                                            5,300               116
   Brinker International                                16,800               177
   Brink's Home Security Holdings *                      4,600               101
   Burger King Holdings                                  3,600                86
   Cablevision Systems, Cl A                            16,042               270
   California Pizza Kitchen *                           19,700               211
   Carnival                                             18,900               460
   Centex                                                4,600                49
   Central European Media Enterprises, Cl A *              800                17
   Charlotte Russe Holding *                            13,500                88
   Coach *                                             133,895             2,781
   Comcast, Cl A                                       244,409             4,126
   Darden Restaurants                                    2,100                59
   DeVry                                                 1,000                57
   DIRECTV Group *                                      55,800             1,279
   DISH Network, Cl A *                                  8,500                94
   Dollar Tree *                                         3,800               159
   DR Horton                                             7,000                50
   DreamWorks Animation SKG, Cl A *                      7,300               185
   Eastman Kodak                                       282,100             1,856
   Family Dollar Stores                                 14,100               367
   Foot Locker                                          23,200               170
   Fuel Systems Solutions *                             18,600               609
   GameStop, Cl A *                                      3,100                67
   Gannett                                              65,631               525
   Gap                                                  84,400             1,130
   Garmin                                               33,400               640
   Genuine Parts                                           763                29
   Goodyear Tire & Rubber *                             15,400                92
   Guess?                                                2,400                37
   Gymboree *                                            3,400                89
   H&R Block                                           154,745             3,516
   Hanesbrands *                                         4,700                60
   Harman International Industries                      10,600               177
   Hasbro                                               49,300             1,438
   Home Depot                                          117,000             2,693
   International Game Technology                        95,600             1,137
   Interpublic Group *                                  24,300                96
   ITT Educational Services *                              800                76
   J.C. Penney                                          54,000             1,064
   Jackson Hewitt Tax Service                           16,800               263
   Jarden *                                             40,200               462
   John Wiley & Sons, Cl A                               2,900               103
   Johnson Controls                                     27,309               496
   Jones Apparel Group                                  21,800               128
   KB Home                                               2,500                34

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Kohl's *                                              4,056   $           147
   Leggett & Platt                                      57,400               872
   Liberty Global, Cl A *                               20,804               331
   Liberty Media - Entertainment, Cl A *               115,200             2,014
   Limited Brands                                        6,800                68
   Lowe's                                               13,300               286
   Macy's                                                3,400                35
   Marriott International, Cl A                          1,700                33
   Mattel                                                9,000               144
   McDonald's                                           94,283             5,863
   McGraw-Hill                                           6,700               155
   MDC Holdings                                          2,200                67
   MGM Mirage *                                         90,000             1,238
   NetFlix *                                            43,200             1,291
   New York Times, Cl A                                  6,100                45
   News, Cl A                                           93,709               852
   Nike, Cl B                                           55,663             2,839
   NVR *                                                   200                91
   Omnicom Group                                         1,048                28
   Panera Bread, Cl A *                                  9,300               486
   PetMed Express *                                     10,500               185
   PetSmart                                              1,900                35
   Phillips-Van Heusen                                   1,300                26
   Polo Ralph Lauren                                    35,290             1,602
   Pulte Homes                                          14,000               153
   RadioShack                                            2,900                35
   Regis                                                 1,700                25
   Ross Stores                                          14,600               434
   Royal Caribbean Cruises                              42,200               580
   Scientific Games, Cl A *                              2,600                46
   Scripps Networks Interactive, Cl A                    9,400               207
   Sears Holdings *                                     51,500             2,002
   Service International                                30,556               152
   Shaw Communications, Cl B                            70,100             1,239
   Sherwin-Williams                                     15,580               931
   Snap-On                                              25,607             1,009
   Stamps.com *                                          7,900                78
   Stanley Works                                         1,000                34
   Staples                                             198,700             3,561
   Starwood Hotels & Resorts Worldwide                   5,200                93
   Strayer Education                                       400                86
   Target                                                6,545               226
   Tiffany                                               2,900                69
   Time Warner                                         644,152             6,480
   Time Warner Cable, Cl A *                             1,200                26
   Titan International                                  16,100               133
   TJX                                                  62,700             1,290
   Toll Brothers *                                       9,200               197
   Tractor Supply *                                      6,400               231
   Urban Outfitters *                                    7,900               118
   VF                                                    6,118               335
   Viacom, Cl B *                                       14,500               276
   Walt Disney                                          67,309             1,527
   Weight Watchers International                        87,000             2,559
   Yum! Brands                                          33,710             1,062
                                                                 ---------------
                                                                          78,614
                                                                 ---------------
CONSUMER STAPLES -- 8.6%
   Alberto-Culver                                        4,800               118
   Altria Group                                        114,099             1,718

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Archer-Daniels-Midland                               74,229   $         2,140
   Avon Products                                        38,100               916
   BJ's Wholesale Club *                                33,915             1,162
   Brown-Forman, Cl B                                   41,436             2,133
   Bunge                                                17,853               924
   Campbell Soup                                         6,600               198
   Chiquita Brands International *                       4,200                62
   Church & Dwight                                       4,700               264
   Coca-Cola                                            73,205             3,314
   Coca-Cola Enterprises                                30,000               361
   Colgate-Palmolive                                    26,512             1,817
   ConAgra Foods                                        47,100               777
   Corn Products International                           5,336               154
   Costco Wholesale                                     37,917             1,991
   CVS Caremark                                        101,788             2,925
   Del Monte Foods                                       4,800                34
   Estee Lauder, Cl A                                    6,700               207
   General Mills                                        20,000             1,215
   Hansen Natural *                                        200                 7
   Herbalife                                            43,000               932
   Hershey                                               3,600               125
   HJ Heinz                                             19,374               728
   Hormel Foods                                          3,700               115
   JM Smucker                                            2,300               100
   Kellogg                                              12,375               543
   Kimberly-Clark                                       27,935             1,473
   Kraft Foods, Cl A                                    26,839               721
   Kroger                                              106,521             2,813
   Lorillard                                             2,150               121
   McCormick                                             2,153                69
   Molson Coors Brewing, Cl B                           22,192             1,086
   NBTY *                                               48,500               759
   Pepsi Bottling Group                                 58,600             1,319
   PepsiAmericas                                        26,000               529
   PepsiCo                                              93,547             5,124
   Philip Morris International                         114,259             4,971
   Procter & Gamble                                    315,820            19,524
   Reynolds American                                    48,366             1,950
   Safeway                                              50,006             1,189
   Smithfield Foods *                                    1,300                18
   SUPERVALU                                            55,753               814
   SYSCO                                               180,055             4,130
   Tyson Foods, Cl A                                   134,434             1,178
   UST                                                   2,976               207
   Walgreen                                            145,061             3,579
   Wal-Mart Stores                                     109,478             6,137
                                                                 ---------------
                                                                          82,691
                                                                 ---------------
ENERGY -- 9.1%
   Anadarko Petroleum                                    6,500               251
   Apache                                                7,722               576
   Arch Coal                                            34,770               566
   Baker Hughes                                         39,920             1,280
   BJ Services                                           9,300               108
   Cabot Oil & Gas                                       9,000               234
   Cameron International *                               4,876               100
   Chesapeake Energy                                    20,100               325
   Chevron                                             183,319            13,560
   Cimarex Energy                                       12,300               329
   Complete Production Services *                       29,900               244
   ConocoPhillips                                      136,679             7,080
   Consol Energy                                         1,700                49
   Denbury Resources *                                   2,800                31

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Devon Energy                                          9,600   $           631
   Diamond Offshore Drilling                             2,500               147
   Dresser-Rand Group *                                    100                 2
   Encore Acquisition *                                  5,600               143
   ENSCO International                                  16,400               466
   EOG Resources                                        44,800             2,983
   EXCO Resources *                                     33,300               302
   Exxon Mobil                                         377,981            30,174
   FMC Technologies *                                    3,700                88
   Forest Oil *                                         27,800               458
   Foundation Coal Holdings                              1,400                20
   Frontline                                             6,800               201
   Halliburton                                         139,423             2,535
   Helmerich & Payne                                     7,400               168
   Hess                                                  6,045               324
   Marathon Oil                                         46,610             1,275
   Mariner Energy *                                     32,400               331
   Massey Energy                                         5,800                80
   McMoRan Exploration *                                57,000               559
   Murphy Oil                                           21,700               962
   Nabors Industries *                                  28,700               344
   National Oilwell Varco *                             46,130             1,127
   Newfield Exploration *                                1,000                20
   Noble                                                34,600               764
   Noble Energy                                            700                34
   Occidental Petroleum                                 19,908             1,194
   Oil States International *                            3,900                73
   Overseas Shipholding Group                           28,600             1,204
   Patriot Coal *                                       10,500                66
   Patterson-UTI Energy                                 66,600               767
   Peabody Energy                                       13,700               312
   PetroHawk Energy *                                    7,800               122
   Pioneer Natural Resources                            34,535               559
   Plains Exploration & Production *                    15,640               363
   Pride International *                                11,000               176
   Quicksilver Resources *                               3,500                20
   Range Resources                                       5,400               186
   Rowan                                                   400                 6
   Schlumberger                                         87,497             3,704
   SEACOR Holdings *                                    11,700               780
   Smith International                                   8,600               197
   Southwestern Energy *                                37,700             1,092
   Spectra Energy                                        5,200                82
   Sunoco                                               16,300               708
   Superior Energy Services *                           17,700               282
   Tidewater                                            27,000             1,087
   Transocean *                                         13,100               619
   Unit *                                               15,900               425
   Valero Energy                                       115,500             2,499
   Weatherford International *                          29,200               316
   Western Refining                                     13,400               104
   Whiting Petroleum *                                   6,700               224
   Willbros Group *                                      5,900                50
   Williams                                             27,100               392
   XTO Energy                                           28,391             1,001
                                                                 ---------------
                                                                          87,481
                                                                 ---------------
FINANCIALS -- 11.0%
   Aflac                                                30,316             1,390
   Alexandria Real Estate Equities +                     1,600                97
   Allied Capital                                        3,300                 9

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Allied World Assurance Holdings                       9,500   $           386
   Allstate                                             49,160             1,610
   AMB Property +                                        4,400               103
   American Capital                                      1,600                 5
   American Express                                     88,815             1,648
   American Financial Group                             89,014             2,037
   Ameriprise Financial                                 50,900             1,189
   Annaly Capital Management +                          38,000               603
   AON                                                  17,526               801
   Apartment Investment & Management, Cl A +            11,132               129
   Aspen Insurance Holdings                              7,600               184
   Associated Banc-Corp                                  2,400                50
   Assurant                                             16,774               503
   Astoria Financial                                     2,700                44
   AvalonBay Communities +                                 500                30
   Axis Capital Holdings                                29,700               865
   Bancorpsouth                                          5,500               129
   Bank of America                                     316,148             4,451
   Bank of Hawaii                                        5,100               230
   Bank of New York Mellon                             157,158             4,452
   BB&T                                                 14,339               394
   BlackRock                                             7,012               941
   Boston Properties +                                  22,390             1,231
   Brandywine Realty Trust +                            85,800               662
   BRE Properties, Cl A +                                4,900               137
   Camden Property Trust +                                 800                25
   Capital One Financial                                43,500             1,387
   CapitalSource +                                      29,200               135
   Capitol Federal Financial                             1,400                64
   CB Richard Ellis Group, Cl A *                       12,100                52
   CBL & Associates Properties +                        58,800               382
   Charles Schwab                                      133,440             2,158
   Chubb                                                42,504             2,168
   Citigroup                                           487,834             3,273
   CME Group                                            17,974             3,741
   Colonial Properties Trust +                          16,100               134
   Comerica                                              1,600                32
   Commerce Bancshares                                   3,190               140
   Compass Diversified Holdings                          2,000                23
   Credicorp                                            29,700             1,484
   Cullen/Frost Bankers                                  6,000               304
   Delphi Financial Group, Cl A                         12,100               223
   Developers Diversified Realty +                       8,700                42
   Digital Realty Trust +                                1,400                46
   Discover Financial Services                           8,200                78
   Douglas Emmett +                                      2,500                33
   Eaton Vance                                           2,000                42
   Endurance Specialty Holdings                         51,700             1,578
   Equity Residential +                                  9,000               268
   Essex Property Trust +                                2,800               215
   Federated Investors, Cl B                             1,300                22
   Fidelity National Financial, Cl A                     6,100               108
   Fifth Third Bancorp                                   5,800                48
   First American                                          500                14
   First Industrial Realty Trust +                      12,300                93
   First Midwest Bancorp                                 4,100                82
   Franklin Resources                                   23,481             1,498
   Fulton Financial                                     11,900               114
   Goldman Sachs Group                                  26,424             2,230
   Hanover Insurance Group                               3,800               163

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Hartford Financial Services Group                     6,103   $           100
   HCP +                                                10,800               300
   Health Care +                                         7,400               312
   Hospitality Properties Trust +                       16,887               251
   Host Hotels & Resorts +                               8,400                64
   HRPT Properties Trust +                               4,000                14
   Hudson City Bancorp                                 122,900             1,961
   Huntington Bancshares                                34,600               265
   IntercontinentalExchange *                           56,500             4,658
   Invesco                                                 800                12
   Investment Technology Group *                        18,100               411
   Janus Capital Group                                  12,990               104
   JPMorgan Chase                                      154,636             4,876
   Keycorp                                               4,400                38
   Kilroy Realty +                                       1,300                44
   Kimco Realty +                                        1,200                22
   Knight Capital Group, Cl A *                         36,300               586
   Lazard, Cl A                                          1,000                30
   Leucadia National                                    20,700               410
   Liberty Property Trust +                              6,400               146
   Lincoln National                                      6,400               121
   Loews                                                87,379             2,468
   M&T Bank                                              1,800               103
   Mack-Cali Realty +                                    4,500               110
   Marsh & McLennan                                     19,697               478
   MBIA                                                  8,900                36
   Mercury General                                       1,400                64
   Merrill Lynch                                       156,596             1,823
   MetLife                                              21,042               734
   Moody's                                              56,400             1,133
   Morgan Stanley                                       78,562             1,260
   NASDAQ OMX Group *                                    2,100                52
   Nationwide Financial Services, Cl A                   5,600               292
   Nationwide Health Properties +                        5,400               155
   New York Community Bancorp                           19,200               230
   NewAlliance Bancshares                               66,100               871
   Northern Trust                                       32,358             1,687
   NYSE Euronext                                       132,739             3,634
   Oriental Financial Group                             15,100                91
   Pacific Capital Bancorp                               1,800                30
   PartnerRe                                             1,100                78
   Pennsylvania Real Estate Investment
      Trust +                                           26,200               195
   People's United Financial                             9,600               171
   Plum Creek Timber +                                   3,397               118
   PNC Financial Services Group                          9,846               482
   Popular                                              15,700                81
   Principal Financial Group                             1,000                23
   Progressive                                          17,300               256
   Prologis +                                           12,200               169
   Protective Life                                       1,600                23
   Provident Bankshares                                 17,500               169
   Prudential Financial                                  6,300               191
   Public Storage +                                     23,274             1,850
   Raymond James Financial                               1,200                21
   Rayonier +                                           42,538             1,334
   Regency Centers +                                       800                37
   Regions Financial                                   193,184             1,538
   Simon Property Group +                                3,100               165
   SLM *                                                 5,100                45
   St. Joe *                                            11,800               287

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   StanCorp Financial Group                              3,100   $           130
   State Street                                         81,100             3,190
   Sunstone Hotel Investors +                           15,800                98
   SunTrust Banks                                          821                24
   SVB Financial Group *                                15,500               407
   Synovus Financial                                    14,800               123
   T. Rowe Price Group                                  46,233             1,638
   Taubman Centers +                                     1,000                25
   TD Ameritrade Holding *                              76,911             1,096
   TFS Financial                                        42,237               545
   Torchmark                                             2,571               115
   Travelers                                            71,676             3,240
   UDR +                                                20,500               283
   United America Indemnity, Cl A *                      4,500                58
   Unum Group                                            4,300                80
   US Bancorp                                           79,004             1,976
   Valley National Bancorp                               6,255               127
   Ventas +                                              9,300               312
   Vornado Realty Trust +                                  600                36
   Wachovia                                             66,429               368
   Waddell & Reed Financial, Cl A                        6,100                94
   Washington Federal                                    2,700                40
   Webster Financial                                     9,000               124
   Weingarten Realty Investors +                         1,400                29
   Wells Fargo                                         197,598             5,825
   White Mountains Insurance Group                         200                53
   WR Berkley                                           54,800             1,699
   XL Capital, Cl A                                     17,200                64
   Zions Bancorporation                                  2,200                54
                                                                 ---------------
                                                                         105,771
                                                                 ---------------
HEALTH CARE -- 12.4%
   Abbott Laboratories                                  41,275             2,203
   Aetna                                               231,856             6,608
   Allergan                                            125,694             5,068
   American Medical Systems Holdings *                  15,700               141
   AmerisourceBergen                                   114,795             4,094
   Amgen *                                             168,836             9,750
   Baxter International                                 20,589             1,103
   Becton Dickinson                                     14,248               974
   Biogen Idec *                                        34,200             1,629
   BioMarin Pharmaceuticals *                            2,300                41
   Boston Scientific *                                 114,000               882
   Bristol-Myers Squibb                                152,345             3,542
   C.R. Bard                                             2,100               177
   Cardinal Health                                     109,768             3,784
   Celgene *                                            19,906             1,100
   Cephalon *                                              900                69
   Charles River Laboratories
      International *                                    2,300                60
   Cigna                                                62,861             1,059
   Community Health Systems *                            7,100               104
   Covance *                                             4,900               226
   Coventry Health Care *                                6,400                95
   Covidien                                             26,000               942
   Cubist Pharmaceuticals *                             24,800               599
   Dentsply International                                4,700               133
   Edwards Lifesciences *                                2,200               121
   Eli Lilly                                            50,489             2,033

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Endo Pharmaceuticals Holdings *                      26,600   $           689
   Express Scripts *                                    24,700             1,358
   Forest Laboratories *                                84,600             2,155
   Genentech *                                          89,806             7,446
   Genzyme *                                             2,600               173
   Gilead Sciences *                                    12,800               655
   Henry Schein *                                        1,300                48
   Hill-Rom Holdings                                     9,100               150
   HLTH *                                                3,900                41
   Hospira *                                             1,200                32
   Humana *                                             45,861             1,710
   Idexx Laboratories *                                  5,300               191
   Illumina *                                            8,200               214
   IMS Health                                           11,500               174
   Intuitive Surgical *                                    200                25
   Invacare                                              6,600               103
   Johnson & Johnson                                   162,220             9,706
   King Pharmaceuticals *                               29,600               314
   Laboratory Corp of America Holdings *                   745                48
   Life Technologies *                                  13,372               312
   LifePoint Hospitals *                                 1,800                41
   Lincare Holdings *                                   45,900             1,236
   McKesson                                             93,407             3,618
   Medco Health Solutions *                             64,375             2,698
   MEDNAX *                                              1,900                60
   Medtronic                                            88,492             2,780
   Merck                                               117,536             3,573
   Merit Medical Systems *                               5,100                92
   Mylan Laboratories *                                  7,000                69
   Omnicare                                             36,500             1,013
   Owens & Minor                                        17,300               651
   PerkinElmer                                          10,300               143
   Perrigo                                               3,100               100
   Pfizer                                              618,137            10,947
   Pharmaceutical Product Development                    7,700               223
   Quest Diagnostics                                     6,400               332
   Resmed *                                                600                23
   Schering-Plough                                      24,200               412
   Sepracor *                                            5,500                60
   Somanetics *                                          2,800                46
   St. Jude Medical *                                    4,700               155
   Stryker                                              48,224             1,927
   Techne                                                4,100               264
   Tenet Healthcare *                                   93,449               107
   Teva Pharmaceutical Industries ADR                      815                35
   Thermo Fisher Scientific *                           10,512               358
   UnitedHealth Group                                  353,100             9,392
   Universal Health Services, Cl B                       5,400               203
   Varian Medical Systems *                              8,800               308
   Vertex Pharmaceuticals *                              4,200               128
   Viropharma *                                         10,800               141
   Warner Chilcott, Cl A *                              38,900               564
   Waters *                                                700                26
   Watson Pharmaceuticals *                              1,400                37
   WellCare Health Plans *                               7,600                98
   WellPoint *                                          55,000             2,317
   Wyeth                                                35,456             1,330
   Zimmer Holdings *                                    18,500               748
                                                                 ---------------
                                                                         118,336
                                                                 ---------------

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
INDUSTRIALS -- 9.3%
   3M                                                   24,345   $         1,401
   Aecom Technology *                                    5,259               162
   AGCO *                                               58,816             1,387
   Allegiant Travel *                                   12,200               592
   Ametek                                                3,700               112
   AMR *                                                 7,400                79
   Avery Dennison                                        1,000                33
   Boeing                                               97,940             4,179
   Brink's                                               5,600               151
   Bucyrus International, Cl A                          31,700               587
   Burlington Northern Santa Fe                         22,900             1,734
   C.H. Robinson Worldwide                              36,606             2,014
   Carlisle                                              1,800                37
   Caterpillar                                          37,400             1,671
   Columbus McKinnon *                                   6,300                86
   Continental Airlines, Cl B *                         15,000               271
   Con-way                                               6,400               170
   Copart *                                              6,100               166
   Corrections Corp of America *                           200                 3
   Crane                                                13,700               236
   CSX                                                  61,942             2,011
   Cummins                                              61,500             1,644
   Danaher                                                 745                42
   Deere                                                13,400               514
   Delta Air Lines *                                    15,000               172
   Deluxe                                                9,500               142
   Donaldson                                               800                27
   Dover                                                59,700             1,965
   Dun & Bradstreet                                      2,574               199
   Eaton                                                   100                 5
   Emerson Electric                                     30,918             1,132
   EnPro Industries *                                    1,000                22
   Equifax                                               2,700                72
   Expeditors International of Washington               98,000             3,260
   Fastenal                                             13,600               474
   FedEx                                                29,415             1,887
   First Solar *                                         2,600               359
   Flowserve                                             5,200               268
   Fluor                                                48,376             2,171
   Foster Wheeler *                                     29,600               692
   FTI Consulting *                                        300                13
   Gardner Denver *                                      2,100                49
   GATX                                                  6,300               195
   General Dynamics                                     39,709             2,287
   General Electric                                    676,349            10,957
   Goodrich                                             38,300             1,418
   Graco                                                 6,600               157
   Granite Construction                                 15,600               685
   Harsco                                               14,027               388
   Honeywell International                              24,174               794
   IDEX                                                  6,600               159
   Illinois Tool Works                                   1,600                56
   Ingersoll-Rand, Cl A                                  5,853               102
   ITT                                                   3,018               139
   Jacobs Engineering Group *                           30,542             1,469
   JB Hunt Transport Services                           11,500               302
   John Bean Technologies                                4,756                39
   Joy Global                                              700                16
   Kansas City Southern *                               15,200               290
   KBR                                                  34,788               529

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Kennametal                                            8,987   $           199
   Kirby *                                               4,000               109
   L-3 Communications Holdings                          20,900             1,542
   Landstar System                                       6,100               234
   Lennox International                                  2,200                71
   Lincoln Electric Holdings                             3,000               153
   Lockheed Martin                                      49,074             4,126
   Manpower                                              5,300               180
   MSC Industrial Direct, Cl A                           5,500               203
   Navistar International *                             37,800               808
   NCI Building Systems *                                1,100                18
   Norfolk Southern                                     41,800             1,967
   Northrop Grumman                                     57,883             2,607
   Owens Corning *                                       8,500               147
   Pacer International                                   4,100                43
   Pall                                                  2,400                68
   Parker Hannifin                                       2,700               115
   Pentair                                               9,300               220
   Polypore International *                             18,300               138
   Precision Castparts                                   2,880               171
   Quanta Services *                                   105,935             2,097
   Raytheon                                             80,181             4,093
   Republic Services                                    18,935               469
   Robert Half International                             3,300                69
   Ryder System                                         12,000               465
   Shaw Group *                                         41,300               845
   Southwest Airlines                                  161,840             1,395
   SPX                                                   4,294               174
   Steelcase, Cl A                                      16,800                94
   Stericycle *                                          2,370               123
   Teleflex                                              2,700               135
   Terex *                                               1,400                24
   Textron                                               2,500                35
   Timken                                               74,389             1,460
   Trinity Industries                                    7,200               114
   Tyco International                                   71,879             1,553
   Union Pacific                                        61,878             2,958
   United Parcel Service, Cl B                          83,059             4,582
   United Rentals *                                     14,500               132
   United Technologies                                  14,204               761
   USG *                                                 4,100                33
   UTI Worldwide                                         5,300                76
   Walter Industries                                    32,900               576
   Waste Management                                     14,600               484
   WESCO International *                                31,800               612
   WW Grainger                                           2,300               181
                                                                 ---------------
                                                                          88,832
                                                                 ---------------
INFORMATION TECHNOLOGY -- 17.2%
   Accenture, Cl A                                      95,475             3,131
   Activision Blizzard *                                20,400               176
   Adobe Systems *                                      79,600             1,695
   Affiliated Computer Services, Cl A *                 12,800               588
   Agilent Technologies *                                1,900                30
   Akamai Technologies *                                 2,800                42
   Alliance Data Systems *                               2,300               107
   Altera                                               23,100               386
   Amphenol, Cl A                                        4,800               115
   Analog Devices                                       21,700               413
   Anixter International *                              24,400               735
   Apple *                                              67,948             5,799
   Applied Materials                                     5,995                61

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Arrow Electronics *                                   1,300   $            25
   Automatic Data Processing                             8,301               327
   Avnet *                                                 900                16
   Avocent *                                             5,300                95
   AVX                                                  29,073               231
   BMC Software *                                        6,100               164
   Broadcom, Cl A *                                     43,100               731
   Broadridge Financial Solutions                        3,100                39
   CA                                                  138,200             2,561
   Cisco Systems *                                     543,549             8,860
   CommScope *                                           2,600                40
   Computer Sciences *                                  51,428             1,807
   Compuware *                                          19,000               128
   Convergys *                                          19,100               122
   Corning                                             269,367             2,567
   Dell *                                              258,800             2,650
   Diebold                                              32,200               905
   Dolby Laboratories, Cl A *                            2,700                88
   DSP Group *                                           2,900                23
   Earthlink *                                          41,100               278
   eBay *                                              565,677             7,897
   Electronic Arts *                                    99,300             1,593
   EMC *                                               162,200             1,698
   F5 Networks *                                        19,600               448
   Factset Research Systems                              6,400               283
   Fidelity National Information Services                  646                11
   Fiserv *                                              1,200                44
   Flir Systems *                                        1,700                52
   Global Payments                                       3,300               108
   Google, Cl A *                                       32,500             9,999
   Hewitt Associates, Cl A *                            59,800             1,697
   Hewlett-Packard                                     313,436            11,375
   Ingram Micro, Cl A *                                  8,837               118
   Integrated Device Technology *                      121,100               679
   Intel                                               396,761             5,816
   InterDigital *                                          800                22
   International Business Machines                      97,862             8,236
   Intersil, Cl A                                        2,000                18
   Intuit *                                            163,600             3,892
   Itron *                                               1,100                70
   j2 Global Communications *                            1,500                30
   Jabil Circuit                                        61,332               414
   Juniper Networks *                                    1,400                25
   Lender Processing Services                            2,863                84
   Lexmark International, Cl A *                         1,400                38
   Linear Technology                                    21,600               478
   LSI Logic *                                          11,400                37
   Marvell Technology Group *                            5,600                37
   Mastercard, Cl A                                     33,200             4,745
   McAfee *                                              2,200                76
   Metavante Technologies *                              2,400                39
   Mettler Toledo International *                          162                11
   Microchip Technology                                 24,200               473
   Microsoft                                           801,945            15,590
   Molex                                                53,157               770
   Motorola                                            159,430               706
   Multi-Fineline Electronix *                           6,800                80
   National Semiconductor                                9,100                92
   NCR *                                                25,400               359
   NetApp *                                             19,600               274
   NeuStar, Cl A *                                      53,900             1,031

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Nokia ADR                                            62,600   $           977
   Nuance Communications *                               1,400                14
   ON Semiconductor *                                    6,200                21
   Oracle *                                            122,708             2,176
   QLogic *                                            122,500             1,646
   Qualcomm                                            212,600             7,618
   Quest Software *                                      2,300                29
   Rambus *                                                200                 3
   Red Hat *                                            18,500               245
   Research In Motion *                                 61,000             2,475
   SAIC *                                                4,100                80
   Salesforce.com *                                      4,500               144
   Seagate Technology                                  347,000             1,537
   Silicon Laboratories *                                8,500               211
   Sohu.com *                                            3,200               152
   Sybase *                                             47,900             1,186
   Symantec *                                          217,956             2,947
   Synaptics *                                          18,500               306
   Synopsys *                                            2,200                41
   Tech Data *                                             200                 4
   Teradata *                                          142,600             2,115
   Teradyne *                                           12,300                52
   Texas Instruments                                   367,272             5,700
   Tyco Electronics                                    125,921             2,041
   Valueclick *                                         28,200               193
   VeriSign *                                          198,400             3,785
   Visa, Cl A                                          140,091             7,348
   Volterra Semiconductor *                             55,600               398
   Western Digital *                                    45,700               523
   Western Union                                       126,465             1,813
   Xerox                                                98,640               786
   Xilinx                                               19,000               339
   Yahoo! *                                            289,536             3,532
   Zebra Technologies, Cl A *                            4,700                95
                                                                 ---------------
                                                                         164,912
                                                                 ---------------
MATERIALS -- 2.4%
   Air Products & Chemicals                              5,900               296
   Airgas                                                  800                31
   AK Steel Holding                                     55,051               513
   Alcoa                                                61,200               689
   Alpha Natural Resources *                             9,800               159
   Aptargroup                                              500                17
   Ashland                                             131,100             1,378
   Ball                                                  4,300               179
   Bemis                                                 4,500               106
   Cabot                                                51,941               795
   Celanese, Ser A                                      16,900               210
   Century Aluminum *                                   47,300               473
   CF Industries Holdings                                4,550               224
   Cliffs Natural Resources                             16,300               418
   Crown Holdings *                                      9,800               188
   Dow Chemical                                         91,300             1,378
   E.I. Du Pont de Nemours                              23,700               600
   Eastman Chemical                                      2,700                86
   Ecolab                                                1,700                60
   FMC                                                   7,500               335
   Freeport-McMoRan Copper & Gold, Cl B                    450                11
   Greif, Cl A                                             800                27
   Headwaters *                                         21,600               146
   Lubrizol                                             33,600             1,223
   Monsanto                                              5,412               381

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Mosaic                                               68,842   $         2,382
   Nalco Holding                                        45,767               528
   Newmont Mining                                        8,300               338
   Nucor                                                19,000               878
   Owens-Illinois *                                     14,000               383
   Pactiv *                                              1,200                30
   PPG Industries                                        3,000               127
   Praxair                                              58,115             3,450
   Reliance Steel & Aluminum                            43,700               871
   Rockwood Holdings *                                   4,100                44
   Rohm & Haas                                           2,108               130
   RPM International                                    17,200               228
   RTI International Metals *                           24,200               346
   Sealed Air                                           18,000               269
   Sigma-Aldrich                                         6,000               253
   Solutia *                                             6,800                31
   Sonoco Products                                      48,400             1,121
   Southern Copper                                       1,900                31
   Steel Dynamics                                        6,900                77
   Terra Industries                                      5,600                93
   United States Steel                                  18,800               699
   Valspar                                               9,000               163
   Vulcan Materials                                      2,000               139
   Weyerhaeuser                                          1,000                31
                                                                 ---------------
                                                                          22,565
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.8%
   American Tower, Cl A *                                1,200                35
   AT&T                                                446,885            12,736
   CenturyTel                                            1,800                49
   Crown Castle International *                        163,500             2,874
   Embarq                                                2,000                72
   Frontier Communications                              16,211               142
   Leap Wireless International *                         6,100               164
   NII Holdings *                                        4,700                86
   Telephone & Data Systems                              8,755               278
   US Cellular *                                        27,724             1,199
   Verizon Communications                              254,318             8,621
   Windstream                                           40,052               369
                                                                 ---------------
                                                                          26,625
                                                                 ---------------
UTILITIES -- 3.1%
   AES *                                               581,100             4,788
   Alliant Energy                                       61,629             1,798
   Ameren                                                8,000               266
   American Electric Power                              21,500               716
   Atmos Energy                                          2,600                62
   Calpine *                                           116,968               851
   Centerpoint Energy                                   34,700               438
   CMS Energy                                            5,300                54
   Constellation Energy Group                            2,000                50
   Dominion Resources                                   14,694               527
   DPL                                                   1,500                34
   DTE Energy                                           41,100             1,466
   Edison International                                 70,200             2,255
   El Paso Electric *                                    5,300                96
   Energen                                               1,500                44
   Energy                                               68,200               674
   Entergy                                              10,500               873
   Equitable Resources                                   9,900               332
   Exelon                                               24,944             1,387
   FirstEnergy                                          40,799             1,982
   FPL Group                                            19,700               992
   Hawaiian Electric Industries                         12,500               277

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   MDU Resources Group                                  28,541   $           616
   National Fuel Gas                                     5,300               166
   NiSource                                             37,800               415
   NRG Energy *                                         14,600               341
   Oneok                                                24,400               710
   PG&E                                                 17,787               688
   PPL                                                  31,262               959
   Public Service Enterprise Group                      93,302             2,722
   Puget Energy                                          3,700               101
   Questar                                               1,700                56
   Reliant Energy *                                     90,941               526
   SCANA                                                 2,600                92
   Sempra Energy                                        20,892               891
   Southern                                              7,927               293
   TECO Energy                                          66,209               818
   UGI                                                   6,313               154
   Vectren                                               1,200                30
   Wisconsin Energy                                      2,300                96
   Xcel Energy                                           5,071                94
                                                                 ---------------
                                                                          29,730
                                                                 ---------------
Total Common Stock
   (Cost $1,017,049) ($ Thousands)                                       805,557
                                                                 ---------------
MORTGAGE-BACKED SECURITIES -- 6.5%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 4.8%
   FHLMC TBA
         6.000%, 01/01/23                       $        2,000             2,070
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
         5.000%, 08/01/35                                1,912               218
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
         5.000%, 09/15/35                                  942                89
   FNMA TBA
         6.500%, 01/01/38                                6,000             6,231
         6.000%, 01/01/23                               34,000            35,285
   FNMA CMO, Cl TA
         5.500%, 03/25/22                                  611               612
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
         5.000%, 11/01/35                                  350                48
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
         5.000%, 08/01/35                                7,474               854
                                                                 ---------------
                                                                          45,407
                                                                 ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.7%
   American Home Mortgage Investment Trust,
      Ser 2006-1, Cl 2A3
         5.100%, 12/25/35 (B)                            1,095               562
   Banc of America Commercial Mortgage,
      Ser 2006-3, Cl A4
         5.889%, 07/10/44 (B)                            1,854             1,511
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.915%, 03/25/49 (B)                            3,249             2,548

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         6.249%, 12/25/34 (B)                   $          180   $           102
   Countrywide Home Loans, Ser 2004-22, Cl A1
         5.084%, 11/25/34 (B)                              340               212
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         6.021%, 06/15/38 (B)                            2,381             1,925
   Downey Savings & Loan Association Mortgage
      Loan Trust, Ser 2004-AR4, Cl B1
         1.181%, 01/19/45 (B)                              266                58
   First Horizon Mortgage Pass-Through,
      Ser 2006-AR3, Cl 1A1
         5.656%, 11/25/36 (B)                              608               416
   Greenwich Capital Commercial Funding,
      Ser 2006-GG7, Cl AM
         5.914%, 07/10/38 (B)                            2,100             1,087
   Impac CMB Trust, Ser 2004-10, Cl 4M1
         1.071%, 03/25/35 (B)                              214               130
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4
         1.171%, 05/25/46 (B)                              165                 2
   JP Morgan Chase Commercial Mortgage
      Securities, Ser 2006-LDP9, Cl A3
         5.336%, 05/15/47                                1,155               866
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         5.023%, 07/25/35 (B)                              353               178
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A
         5.247%, 02/25/36 (B)                            1,146             1,048
   Merrill Lynch Mortgage Trust,
      Ser 2005-CKI1, Cl A6
         5.242%, 11/12/37 (B)                            2,316             1,912
   Merrill Lynch Mortgage Trust, Ser 2008-C1,
      Cl AM
         6.461%, 02/12/51 (B)                              756               355
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-14AR, Cl 6A1
         6.406%, 11/25/37 (B)                            1,655               862
   Nomura Asset Acceptance, Ser 2007-1,
      Cl 1A1A
         5.995%, 03/25/47                                1,574             1,177
   Residential Accredit Loans, Ser 2006-QO1,
      Cl 2A3
         0.871%, 02/25/46 (B)                              297                82
   Residential Accredit Loans, Ser 2006-QO3,
      Cl M5
         1.251%, 04/25/46 (B)                              251                 3
   Residential Accredit Loans, Ser 2006-QO3,
      Cl M4
         1.191%, 04/25/46 (B)                              251                 2
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.232%, 12/25/34 (B)                            1,034               957

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Structured Asset Securities, Ser 2006-NC1,
      Cl A4
         0.621%, 05/25/36 (B)                   $          300   $           157
                                                                 ---------------
                                                                          16,152
                                                                 ---------------
Total Mortgage-Backed Securities
   (Cost $69,643) ($ Thousands)                                           61,559
                                                                 ---------------
ASSET-BACKED SECURITIES -- 2.5%

MORTGAGE RELATED SECURITIES -- 1.3%
   Ace Securities, Ser 2003-OP1, Cl M1
         1.171%, 12/25/33 (B)                              500               282
   Ace Securities, Ser 2005-HE7, Cl A2D
         0.801%, 11/25/35 (B)                              800               506
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1
         1.521%, 01/25/34 (B)                               38                14
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         1.821%, 03/25/33 (B)                              373               264
   Argent Securities, Ser 2003-W5, Cl M1
         1.171%, 10/25/33 (B)                              250               156
   Argent Securities, Ser 2003-W9, Cl M1
         1.161%, 03/25/34 (B)                              343               148
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2
         4.300%, 06/25/35                                  189               185
   Asset-Backed Securities Home Equity Loan
      Trust, Ser 2003-HE5, Cl M1
         2.320%, 09/15/33 (B)                              547               346
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2006-HE7, Cl 2A2
         0.631%, 08/25/36 (B)                            1,300               659
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                  967               803
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C5, Cl A3
         5.311%, 12/15/39                                5,600             4,345
   Home Equity Asset Trust, Ser 2003-4, Cl M2
         2.871%, 10/25/33 (B)                              233               121
   Home Equity Asset Trust, Ser 2006-5,
      Cl 2A3
         0.621%, 10/25/36 (B)                              250               118
   Home Equity Mortgage Trust, Ser 2006-5,
      Cl A1
         5.500%, 01/25/37                                1,984               465
   Irwin Home Equity, Ser 2007-1, Cl 2A1
         0.621%, 08/25/37 (B) (C)                        3,205               961
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         1.491%, 10/25/33 (B)                              568               326

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         1.121%, 08/25/33 (B)                   $          100   $            38
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         1.515%, 02/25/38 (B)                            1,595             1,350
   Residential Asset Securities,
      Ser 2005-KS12, Cl A3
         0.791%, 01/25/36 (B)                              800               460
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl A1
         4.500%, 03/25/37 (B) (C)                        1,364               217
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1
         4.500%, 05/25/37 (B) (C)                        1,440               373
   Terwin Mortgage Trust, Ser 2006-6, Cl 1A1
         4.500%, 07/25/37 (B)                              712               206
   Wells Fargo Home Equity Trust, Ser 2004-2,
      Cl M8A
         3.471%, 05/25/34 (B) (C)                          186                17
                                                                 ---------------
                                                                          12,360
                                                                 ---------------
OTHER ASSET-BACKED SECURITIES -- 1.2%
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2
         2.071%, 01/25/34 (B)                              243               144
   Countrywide Asset-Backed Certificates,
      Ser 2005-7, Cl MV8
         1.921%, 11/25/35 (B)                              250                31
   Credit-Based Asset Servicing and
      Securitization, Ser 2005-CB2, Cl M1
         0.911%, 04/25/36 (B)                               88                60
   First Franklin Mortgage Loan Asset-Backed
      Certificates, Ser 2006-FF11, Cl M1
         0.721%, 08/25/36 (B)                            3,500               230
   First Franklin Mortgage Loan Asset-Backed
      Certificates, Ser 2006-FF14, Cl A2
         0.531%, 10/25/36 (B)                            1,509             1,314
   GSAMP Trust, Ser 2007-HE2, Cl A2A
         1.515%, 03/25/47 (B)                            1,594             1,189
   Lehman XS Trust, Ser 2006-12N, Cl M5
         1.071%, 08/25/46 (B)                              150                 2
   Lehman XS Trust, Ser 2006-2N, Cl M5
         1.621%, 02/25/46 (B)                              240                 3
   Long Beach Mortgage Loan Trust,
      Ser 2005-WL2, Cl M1
         0.941%, 08/25/35 (B)                              700               373
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3
         0.801%, 01/25/46 (B)                              560               344
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1
         0.771%, 02/25/37 (B)                            1,949               495

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C
         0.791%, 11/25/35 (B)                   $        1,600   $         1,045
   Resmae Mortgage Loan Trust, Ser 2006-1,
      Cl A2B
         0.621%, 02/25/46 (B) (C)                        1,000               872
   Saco I Trust, Ser 2005-10, Cl 2A1
         0.731%, 01/25/36 (B)                            2,257             1,461
   Securitized Asset-Backed Receivables Trust
      LLC, Ser 2005-HE1, Cl A3C
         0.801%, 10/25/35 (B)                              400               331
   SLM Student Loan Trust, Ser 2006-C, Cl C
         2.386%, 12/15/39 (B)                            1,000               473
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
         3.471%, 06/25/33 (B)                              145                94
   Structured Asset Securities, Ser 2007-BC1,
      Cl A4
         0.601%, 02/25/37 (B)                            1,400               516
   Wachovia Student Loan Trust, Ser 2006-1,
      Cl B
         3.040%, 04/25/40 (B) (C)                        3,200             2,689
                                                                 ---------------
                                                                          11,666
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $44,248) ($ Thousands)                                           24,026
                                                                 ---------------
CORPORATE OBLIGATIONS -- 0.0%

FINANCIALS -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17                                  115                81
   Shinsei Finance Cayman
         6.418%, 01/29/49 (B) (C)                          400                83
                                                                 ---------------
Total Corporate Obligations
   (Cost $515) ($ Thousands)                                                 164
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
   FHLMC
      2.215%, 02/02/09 (A) (D) (E)                       1,750             1,750
   FHLMC
      2.717%, 02/09/09 (A) (D) (E)                       1,021             1,021
      2.171%, 04/13/09 (A) (D) (E)                       8,379             8,376
   FNMA
      2.611%, 02/02/09 (A) (D) (E)                       2,800             2,800
      2.798%, 02/11/09 (A) (D) (E)                         300               300
      2.380%, 05/08/09 (A) (D) (E)                       2,250             2,248
                                                                 ---------------
Total U.S. Government Agency Obligations
   (Cost $16,417) ($ Thousands)                                           16,495
                                                                 ---------------

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

                                                  Face Amount
                                                 ($ Thousands)     Market Value
Description                                         /Shares       ($ Thousands)
-----------                                     --------------   ---------------
U.S. TREASURY OBLIGATIONS -- 1.0%
   U.S. Treasury Bills
      0.080%, 06/18/09 (D) (E)                  $        2,200   $         2,198
      0.660%, 10/22/09 (D)                               1,070             1,067
      0.010%, 02/12/09 (D) (E)                           5,684             5,684
      0.189%, 06/11/09 (D) (E)                             200               200
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $9,147) ($ Thousands)                                             9,149
                                                                 ---------------
CASH EQUIVALENT -- 10.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930%**+++                                  103,851,022           103,851
                                                                 ---------------
Total Cash Equivalent
   (Cost $103,851) ($ Thousands)                                         103,851
                                                                 ---------------
Total Investments -- 106.6%
   (Cost $1,260,870) ($ Thousands) @                             $     1,020,801
                                                                 ===============

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
--------                  ------------   ----------   --------------
10-Year Swap                  (165)       Mar-2009        $ (901)
90-Day Euro$                    59        Sep-2009           506
90-Day Euro$                   (41)       Dec-2009          (116)
90-Day Euro$                   (65)       Mar-2010          (279)
90-Day Euro$                   (56)       Jun-2010          (225)
90-Day Euro$                   (45)       Sep-2010          (183)
90-Day Euro$                   (18)       Mar-2011          (125)
90-Day Euro$                    (5)       Jun-2011           (28)
90-Day Euro$                    (3)       Sep-2011           (16)
90-Day Euro$                    (9)       Dec-2011           (53)
90-Day Euro$                    (9)       Mar-2012           (54)
90-Day Euro$                    (4)       Jun-2012           (22)
90-Day Euro$                    (4)       Sep-2012           (22)
S&P 500 Index E-MINI           160        Mar-2009           118
S&P Composite Index            424        Mar-2009         2,691
S&P Composite Index            177        Mar-2009         1,173
U.S. 10-Year Note               75        Mar-2009           332
U.S. 5-Year Note               110        Mar-2009           355
U.S. Long Treasury Bond         20        Mar-2009           166
                                                          ------
                                                          $3,317
                                                          ======

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

                              CREDIT DEFAULT SWAPS

                                                                                                                  NET UNREALIZED
                                                                             (PAYS)/                  NOTIONAL     APPRECIATION
                                                                 BUY/SELL   RECEIVES  TERMINATION      AMOUNT     (DEPRECIATION)
COUNTERPARTY                REFERENCE ENTITY/OBLIGATION         PROTECTION    RATE       DATE      ($ THOUSANDS)   ($THOUSANDS)
------------         -----------------------------------------  ----------  --------  -----------  -------------  --------------
Bank of America      Autozone Inc., 5.875%, 10/15/20                BUY      (0.44)     12/20/11       $  750         $   20
JPMorgan Chase Bank  Autozone Inc., 5.875%, 10/15/20                BUY      (0.46)     12/20/11          750             19
Bank of America      Black & Decker Corp., 7.125%, 06/01/11         BUY      (0.55)     12/20/11          750             25
JPMorgan Chase Bank  Black & Decker Corp., 7.125%, 06/01/11         BUY      (0.55)     12/20/11          750             42
Bank of America      Campbell Soup Co., 4.875, 10/01/13             BUY      (0.20)     06/20/14        1,150             15
Bank of America      CDX.NA.IG 11 Index                             BUY      (1.50)     12/20/13        2,250            (21)
Goldman Sachs        CDX.NA.IG 11 Index                             BUY      (1.50)     12/20/13        5,750              8
Goldman Sachs        CDX.NA.IG 9 Index                              BUY      (0.60)     12/20/12        1,220             29
JPMorgan Chase Bank  CDX.NA.IG 11 Index                             BUY      (1.50)     12/20/13        8,500             44
Goldman Sachs        CMBX.NA.A 3 Index                              BUY      (0.62)     12/25/49        1,000            501
JPMorgan Chase Bank  CMBX.NA.A 2 Index                              BUY      (0.25)     03/15/49        1,000            270
Bank of America      Computer Science Corp., 5.000%, 02/15/13       BUY      (0.65)     06/20/13        1,500             14
Bank of America      Darden Restaurants Inc., 7.125%, 02/01/16      BUY      (0.45)     12/20/11          750             46
JPMorgan Chase Bank  Hasbro Inc., 2.750%, 12/01/21                  BUY      (0.39)     12/20/11          750             57
JPMorgan Chase Bank  Jones Apparel Group., 5.125%, 11/15/14         BUY      (0.77)     12/20/11          750            149
Bank of America      Lowes Cos. Inc., 8.250%, 06/01/10              BUY      (0.60)     09/20/13        1,250             35
Merrill Lynch        MDC Holdings Inc., 5.500%, 05/15/13            BUY      (0.90)     12/20/11          750             10
Bank of America      MeadWestvaco Corp., 6.850%, 04/01/12           BUY      (0.48)     12/20/11          750             29
JPMorgan Chase Bank  MGIC Investment Corp., 6.000%, 11/01/15        BUY      (0.35)     12/20/13          750            198
Bank of America      MGIC Investment Corp., 6.000%, 11/01/15        BUY      (0.35)     12/20/13          750            248
JPMorgan Chase Bank  Nordstrom Inc., 6.950%, 03/15/28               BUY      (0.28)     12/20/13          750             99
Merrill Lynch        Nordstrom Inc., 6.950%, 03/15/28               BUY      (0.28)     12/20/13          750             99
JPMorgan Chase Bank  PMI Group Inc., 6.000%, 09/15/16               BUY      (0.35)     12/20/13          750            256
Bank of America      PMI Group Inc., 6.000%, 09/15/16               BUY      (0.35)     12/20/13          750            256
JPMorgan Chase Bank  PPG Industries Inc., 7.050%, 08/15/09          BUY      (0.20)     12/20/11          750             43
Bank of America      Radian Group Inc., 7.750%, 06/01/11            BUY      (0.39)     12/20/13          750            361
JPMorgan Chase Bank  Radian Group Inc., 7.750%, 06/01/11            BUY      (0.39)     12/20/13          750            334
Bank of America      Southwest Airlines Co., 6.500%, 03/01/12       BUY      (1.40)     06/20/13          750             91
JPMorgan Chase Bank  Southwest Airlines Co., 6.500%, 03/01/12       BUY      (0.27)     12/20/11          750            132
Merrill Lynch        Southwest Airlines Co., 6.500%, 03/01/12       BUY      (0.27)     12/20/11          750            132
Bank of America      The Limited Inc., 6.125%, 12/01/12             BUY      (0.48)     12/20/11          750            101
Bank of America      TJX Cos. Inc., 7.450%, 12/15/09                BUY      (0.19)     12/20/11          750             21
                                                                                                                      ------
                                                                                                                      $3,663
                                                                                                                      ======

                               TOTAL RETURN SWAPS

                                                                                                  NOTIONAL     NET UNREALIZED
                          REFERENCE                                              TERMINATION       AMOUNT       APPRECIATION
COUNTERPARTY          ENTITY/OBLIGATION     FUND PAYS         FUND RECEIVES          DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------          -----------------   -------------   --------------------   -----------   -------------   --------------
JPMorgan Chase Bank   BAS AAA 10YR        Negative        Initial Index Spread
                      CMBS Daily Index    Spread Return   Minus 150 Bps            03/31/09        $5,000          $1,033
                                                                                                                   ======

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund
December 31, 2008

     Percentages are based on Net Assets of $957,719 ($ Thousands).

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Real Estate Investment Trust.
++   Investment in Affiliated Security.

(A) Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the maturity date in effect as of December 31, 2008. The effective date may be shorter.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E) Security, or portion thereof has been pledged as collateral on open futures contracts.

ABS -- Asset-Based Security
ADR -- American Depositary Receipt
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only - face amount represents notional amount
LLC -- Limited Liability Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

@ At December 31, 2008, the tax basis cost of the Fund's investments was $1,260,870 ($ Thousands), and the unrealized appreciation and depreciation were $21,747 ($ Thousands) and ($261,816) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

S & P 500 Index Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 99.8%

CONSUMER DISCRETIONARY -- 8.3%
   Abercrombie & Fitch, Cl A (A)                        10,500   $           242
   Amazon.com * (A)                                     42,400             2,174
   Apollo Group, Cl A *                                 13,803             1,058
   Autonation * (A)                                     14,426               143
   Autozone * (A)                                        4,994               697
   Bed Bath & Beyond *                                  33,633               855
   Best Buy (A)                                         44,941             1,263
   Big Lots * (A)                                       10,813               157
   Black & Decker                                        7,809               327
   Carnival                                             57,984             1,410
   CBS, Cl B (A)                                        92,301               756
   Centex (A)                                           16,644               177
   Coach *                                              41,910               871
   Comcast, Cl A                                       381,144             6,434
   Darden Restaurants                                   17,613               496
   DIRECTV Group * (A)                                  72,400             1,659
   DR Horton                                            31,949               226
   Eastman Kodak (A)                                    30,710               202
   Expedia *                                            23,800               196
   Family Dollar Stores (A)                             18,122               472
   Ford Motor * (A)                                    309,780               709
   Fortune Brands                                       20,519               847
   GameStop, Cl A * (A)                                 20,600               446
   Gannett (A)                                          28,647               229
   Gap                                                  63,331               848
   General Motors (A)                                   79,948               256
   Genuine Parts                                        20,936               793
   Goodyear Tire & Rubber * (A)                         31,593               189
   H&R Block                                            43,904               997
   Harley-Davidson (A)                                  29,008               492
   Harman International Industries                       7,900               132
   Hasbro                                               15,591               455
   Home Depot                                          224,464             5,167
   International Game Technology                        39,356               468
   Interpublic Group * (A)                              55,901               221
   J.C. Penney                                          30,380               598
   Johnson Controls                                     76,957             1,397
   Jones Apparel Group (A)                              10,990                64
   KB Home (A)                                          10,655               145
   Kohl's * (A)                                         39,447             1,428
   Leggett & Platt (A)                                  19,654               299
   Lennar, Cl A (A)                                     19,007               165
   Limited Brands                                       33,527               337
   Lowe's                                              194,336             4,182
   Macy's                                               58,264               603
   Marriott International, Cl A                         37,240               724
   Mattel                                               48,418               774
   McDonald's (A)                                      146,560             9,115
   McGraw-Hill (A)                                      40,321               935
   Meredith (A)                                          5,363                92
   New York Times, Cl A (A)                             14,392               105
   Newell Rubbermaid                                    39,047               382
   News, Cl A                                          302,533             2,750
   Nike, Cl B                                           51,594             2,631
   Nordstrom (A)                                        23,102               308
   Office Depot *                                       38,120               114
   Omnicom Group                                        41,904             1,128
   Polo Ralph Lauren (A)                                 6,900               313

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Pulte Homes (A)                                      30,555   $           334
   RadioShack (A)                                       14,825               177
   Scripps Networks Interactive, Cl A (A)               11,600               255
   Sears Holdings * (A)                                  7,065               275
   Sherwin-Williams                                     12,616               754
   Snap-On                                               8,253               325
   Stanley Works                                         9,979               340
   Staples                                              94,314             1,690
   Starbucks *                                          95,358               902
   Starwood Hotels & Resorts Worldwide (A)              22,535               403
   Target (A)                                           98,519             3,402
   Tiffany (A)                                          16,473               389
   Time Warner (A)                                     475,414             4,783
   TJX (A)                                              56,167             1,155
   VF                                                   11,514               631
   Viacom, Cl B *                                       82,301             1,569
   Walt Disney (A)                                     245,027             5,560
   Washington Post, Cl B                                   755               294
   Whirlpool (A)                                         9,005               372
   Wyndham Worldwide                                    20,602               135
   Wynn Resorts * (A)                                    8,200               347
   Yum! Brands                                          61,070             1,924
                                                                 ---------------
                                                                          86,669
                                                                 ---------------
CONSUMER STAPLES -- 12.8%
   Altria Group                                        270,156             4,068
   Archer-Daniels-Midland                               84,466             2,435
   Avon Products                                        56,651             1,361
   Brown-Forman, Cl B                                   12,495               643
   Campbell Soup (A)                                    26,275               788
   Clorox                                               18,742             1,041
   Coca-Cola (A)                                       261,896            11,856
   Coca-Cola Enterprises                                40,617               489
   Colgate-Palmolive                                    66,893             4,585
   ConAgra Foods                                        59,852               988
   Constellation Brands, Cl A * (A)                     26,100               412
   Costco Wholesale                                     56,718             2,978
   CVS Caremark (A)                                    190,195             5,466
   Dean Foods *                                         21,700               390
   Dr Pepper Snapple Group *                            34,900               567
   Estee Lauder, Cl A                                   15,400               477
   General Mills                                        43,891             2,666
   Hershey                                              22,712               789
   HJ Heinz                                             42,149             1,585
   JM Smucker                                           15,348               665
   Kellogg                                              33,467             1,468
   Kimberly-Clark                                       54,399             2,869
   Kraft Foods, Cl A                                   194,498             5,222
   Kroger (A)                                           85,959             2,270
   Lorillard (A)                                        21,976             1,238
   McCormick (A)                                        17,061               544
   Molson Coors Brewing, Cl B                           20,146               986
   Pepsi Bottling Group                                 18,136               408
   PepsiCo                                             204,367            11,193
   Philip Morris International                         266,256            11,585
   Procter & Gamble                                    393,401            24,320
   Reynolds American                                    22,640               913
   Safeway (A)                                          55,746             1,325
   Sara Lee                                             92,087               902
   SUPERVALU                                            29,897               436

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

S & P 500 Index Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   SYSCO                                                80,020   $         1,836
   Tyson Foods, Cl A                                    40,890               358
   UST                                                  19,740             1,370
   Walgreen                                            129,544             3,196
   Wal-Mart Stores                                     294,411            16,505
   Whole Foods Market (A)                               16,000               151
                                                                 ---------------
                                                                         133,344
                                                                 ---------------
ENERGY -- 13.3%
   Anadarko Petroleum (A)                               60,480             2,332
   Apache                                               43,800             3,264
   Baker Hughes (A)                                     40,934             1,313
   BJ Services                                          36,556               427
   Cabot Oil & Gas                                      12,900               335
   Cameron International * (A)                          30,000               615
   Chesapeake Energy (A)                                69,700             1,127
   Chevron                                             267,697            19,802
   ConocoPhillips                                      196,125            10,159
   Consol Energy                                        24,800               709
   Devon Energy                                         57,913             3,805
   El Paso (A)                                          91,994               720
   ENSCO International                                  19,600               556
   EOG Resources                                        33,244             2,213
   Exxon Mobil (A)                                     670,636            53,537
   Halliburton                                         119,279             2,169
   Hess                                                 37,475             2,010
   Marathon Oil                                         93,956             2,571
   Massey Energy (A)                                    10,700               148
   Murphy Oil (A)                                       24,663             1,094
   Nabors Industries *                                  39,878               477
   National Oilwell Varco *                             53,968             1,319
   Noble                                                35,942               794
   Noble Energy                                         23,100             1,137
   Occidental Petroleum (A)                            107,204             6,431
   Peabody Energy                                       36,100               821
   Pioneer Natural Resources                            14,800               239
   Range Resources (A)                                  21,100               726
   Rowan                                                13,097               208
   Schlumberger                                        158,262             6,699
   Smith International (A)                              27,700               634
   Southwestern Energy *                                46,100             1,336
   Spectra Energy                                       82,161             1,293
   Sunoco                                               14,957               650
   Tesoro (A)                                           18,800               248
   Valero Energy                                        68,508             1,483
   Weatherford International * (A)                      91,508               990
   Williams                                             75,065             1,087
   XTO Energy                                           75,818             2,674
                                                                 ---------------
                                                                         138,152
                                                                 ---------------
FINANCIALS -- 13.2%
   Aflac                                                61,208             2,806
   Allstate                                             70,659             2,315
   American Capital (A)                                 25,100                81
   American Express                                    152,415             2,827
   American International Group (A)                    370,271               581
   Ameriprise Financial                                 29,784               696
   AON (A)                                              35,129             1,605
   Apartment Investment & Management, Cl A + (A)        12,521               145
   Assurant                                             14,800               444
   AvalonBay Communities + (A)                          10,000               606

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Bank of America                                     659,911   $         9,291
   Bank of New York Mellon                             150,486             4,263
   BB&T (A)                                             72,897             2,002
   Boston Properties + (A)                              15,500               852
   Capital One Financial (A)                            52,462             1,673
   CB Richard Ellis Group, Cl A *                       22,000                95
   Charles Schwab (A)                                  124,927             2,020
   Chubb                                                47,356             2,415
   Cincinnati Financial (A)                             20,579               598
   CIT Group (A)                                        53,308               242
   Citigroup                                           721,846             4,844
   CME Group                                             8,907             1,854
   Comerica                                             20,983               417
   Developers Diversified Realty + (A)                  15,300                75
   Discover Financial Services                          60,430               576
   E*Trade Financial * (A)                              59,539                68
   Equity Residential + (A)                             36,740             1,096
   Federated Investors, Cl B                             9,945               169
   Fifth Third Bancorp (A)                              78,711               650
   First Horizon National (A)                           26,853               284
   Franklin Resources                                   20,315             1,296
   Genworth Financial, Cl A                             52,000               147
   Goldman Sachs Group                                  58,552             4,941
   Hartford Financial Services Group                    40,886               671
   HCP + (A)                                            32,500               902
   Host Hotels & Resorts +                              69,100               523
   Hudson City Bancorp                                  70,400             1,124
   Huntington Bancshares (A)                            46,675               358
   IntercontinentalExchange *                            9,500               783
   Invesco                                              52,200               754
   Janus Capital Group                                  21,177               170
   JPMorgan Chase                                      491,508            15,497
   Keycorp (A)                                          61,883               527
   Kimco Realty +                                       30,200               552
   Legg Mason                                           18,200               399
   Leucadia National                                    22,200               440
   Lincoln National                                     32,398               610
   Loews                                                46,849             1,323
   M&T Bank (A)                                          9,761               560
   Marsh & McLennan                                     68,850             1,671
   Marshall & Ilsley (A)                                32,770               447
   MBIA (A)                                             24,727               101
   Merrill Lynch                                       210,747             2,453
   MetLife (A)                                         103,926             3,623
   Moody's (A)                                          25,208               506
   Morgan Stanley                                      141,061             2,263
   NASDAQ OMX Group *                                   18,800               465
   National City                                       252,348               457
   Northern Trust                                       29,905             1,559
   NYSE Euronext                                        35,900               983
   People's United Financial                            45,400               810
   Plum Creek Timber +                                  21,435               745
   PNC Financial Services Group                         45,883             2,248
   Principal Financial Group                            35,248               796
   Progressive                                          87,368             1,294
   Prologis +                                           36,860               512
   Prudential Financial                                 56,766             1,718
   Public Storage +                                     16,228             1,290
   Regions Financial (A)                                88,563               705
   Simon Property Group + (A)                           29,909             1,589

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

S & P 500 Index Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   SLM * (A)                                            61,743   $           550
   Sovereign Bancorp                                    72,644               216
   State Street (A)                                     56,891             2,237
   SunTrust Banks (A)                                   47,596             1,406
   T. Rowe Price Group (A)                              34,508             1,223
   Torchmark (A)                                        10,705               478
   Travelers                                            76,532             3,459
   Unum Group                                           42,352               788
   US Bancorp                                          232,306             5,810
   Vornado Realty Trust + (A)                           18,314             1,105
   Wachovia (A)                                        289,260             1,602
   Wells Fargo (A)                                     499,006            14,711
   XL Capital, Cl A (A)                                 36,705               136
   Zions Bancorporation (A)                             14,660               359
                                                                 ---------------
                                                                         137,482
                                                                 ---------------
HEALTH CARE -- 14.8%
   Abbott Laboratories (A)                             204,168            10,896
   Aetna                                                61,702             1,758
   Allergan                                             40,766             1,644
   AmerisourceBergen                                    20,296               724
   Amgen * (A)                                         140,093             8,090
   Baxter International                                 82,238             4,407
   Becton Dickinson                                     32,062             2,193
   Biogen Idec * (A)                                    39,000             1,858
   Boston Scientific *                                 201,212             1,557
   Bristol-Myers Squibb                                261,901             6,089
   C.R. Bard                                            13,288             1,120
   Cardinal Health                                      47,655             1,643
   Celgene *                                            60,000             3,317
   Cephalon * (A)                                        9,300               716
   Cigna                                                35,871               604
   Coventry Health Care *                               19,113               284
   Covidien                                             67,082             2,431
   DaVita *                                             14,300               709
   Dentsply International                               18,700               528
   Eli Lilly (A)                                       132,530             5,337
   Express Scripts *                                    33,052             1,817
   Forest Laboratories *                                40,363             1,028
   Genzyme *                                            35,632             2,365
   Gilead Sciences *                                   121,676             6,223
   Hospira * (A)                                        21,804               585
   Humana *                                             22,897               854
   IMS Health (A)                                       23,295               353
   Intuitive Surgical * (A)                              5,320               675
   Johnson & Johnson (A)                               365,556            21,871
   King Pharmaceuticals *                               33,086               351
   Laboratory Corp of America Holdings *                14,163               912
   Life Technologies *                                  23,643               551
   McKesson                                             36,669             1,420
   Medco Health Solutions *                             65,416             2,742
   Medtronic                                           148,117             4,654
   Merck                                               278,017             8,452
   Millipore * (A)                                       7,393               381
   Mylan Laboratories * (A)                             38,511               381
   Patterson * (A)                                      10,500               197
   PerkinElmer                                          13,740               191
   Pfizer (A)                                          888,004            15,727
   Quest Diagnostics                                    20,424             1,060
   Schering-Plough                                     212,972             3,627
   St. Jude Medical *                                   45,594             1,503

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Stryker                                              32,542   $         1,300
   Tenet Healthcare * (A)                               51,376                59
   Thermo Fisher Scientific *                           56,143             1,913
   UnitedHealth Group                                  160,147             4,260
   Varian Medical Systems * (A)                         17,100               599
   Waters *                                             12,497               458
   Watson Pharmaceuticals * (A)                         13,771               366
   WellPoint *                                          66,861             2,817
   Wyeth                                               176,166             6,608
   Zimmer Holdings *                                    30,255             1,223
                                                                 ---------------
                                                                         153,428
                                                                 ---------------
INDUSTRIALS -- 11.0%
   3M (A)                                               91,782             5,281
   Avery Dennison                                       14,815               485
   Boeing                                               96,032             4,098
   Burlington Northern Santa Fe                         36,924             2,796
   C.H. Robinson Worldwide (A)                          22,800             1,255
   Caterpillar (A)                                      78,997             3,529
   Cintas (A)                                           17,207               400
   Cooper Industries, Cl A                              21,986               643
   CSX                                                  51,550             1,674
   Cummins                                              25,540               683
   Danaher (A)                                          34,148             1,933
   Deere                                                56,902             2,180
   Dover                                                25,137               828
   Dun & Bradstreet                                      7,400               571
   Eaton                                                21,469             1,067
   Emerson Electric                                    100,506             3,679
   Equifax                                              16,425               436
   Expeditors International of Washington (A)           28,700               955
   Fastenal (A)                                         17,800               620
   FedEx                                                40,905             2,624
   Flowserve                                             7,000               360
   Fluor                                                23,544             1,057
   General Dynamics                                     51,826             2,985
   General Electric                                  1,383,807            22,418
   Goodrich                                             15,520               574
   Honeywell International                              95,055             3,121
   Illinois Tool Works                                  52,524             1,841
   Ingersoll-Rand, Cl A                                 40,788               708
   ITT                                                  24,500             1,127
   Jacobs Engineering Group *                           15,800               760
   L-3 Communications Holdings                          16,023             1,182
   Lockheed Martin                                      43,594             3,665
   Manitowoc (A)                                        17,400               151
   Masco (A)                                            45,368               505
   Monster Worldwide * (A)                              13,934               168
   Norfolk Southern                                     48,826             2,297
   Northrop Grumman                                     42,519             1,915
   PACCAR                                               46,891             1,341
   Pall                                                 16,295               463
   Parker Hannifin                                      20,971               892
   Pitney Bowes                                         26,975               687
   Precision Castparts                                  18,000             1,071
   Raytheon (A)                                         54,468             2,780
   Republic Services                                    43,383             1,076
   Robert Half International (A)                        20,027               417
   Rockwell Automation                                  17,826               575
   Rockwell Collins                                     21,578               843
   RR Donnelley & Sons                                  26,311               357

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

S & P 500 Index Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Ryder System                                          7,254   $           281
   Southwest Airlines                                   96,549               832
   Stericycle *                                         11,800               615
   Textron                                              30,598               424
   Tyco International                                   62,782             1,356
   Union Pacific                                        66,294             3,169
   United Parcel Service, Cl B (A)                     131,590             7,258
   United Technologies                                 125,783             6,742
   Waste Management (A)                                 65,428             2,168
   WW Grainger (A)                                       8,165               644
                                                                 ---------------
                                                                         114,562
                                                                 ---------------
INFORMATION TECHNOLOGY -- 15.3%
   Adobe Systems *                                      71,036             1,512
   Advanced Micro Devices * (A)                         79,663               172
   Affiliated Computer Services, Cl A * (A)             12,349               567
   Agilent Technologies *                               48,106               752
   Akamai Technologies * (A)                            22,300               337
   Altera (A)                                           39,151               654
   Amphenol, Cl A                                       24,300               583
   Analog Devices                                       37,099               706
   Apple * (A)                                         116,992             9,985
   Applied Materials                                   177,350             1,796
   Autodesk *                                           30,917               607
   Automatic Data Processing                            66,750             2,626
   BMC Software *                                       24,749               666
   Broadcom, Cl A *                                     59,436             1,009
   CA                                                   53,327               988
   Ciena * (A)                                          11,842                80
   Cisco Systems *                                     770,763            12,564
   Citrix Systems *                                     23,442               553
   Cognizant Technology Solutions, Cl A *               39,800               719
   Computer Sciences *                                  19,833               697
   Compuware * (A)                                      30,175               204
   Convergys *                                          13,676                88
   Corning                                             205,378             1,957
   Dell *                                              227,674             2,331
   eBay *                                              143,132             1,998
   Electronic Arts *                                    40,778               654
   EMC * (A)                                           271,340             2,841
   Fidelity National Information Services               25,365               413
   Fiserv * (A)                                         21,280               774
   Flir Systems *                                       18,300               561
   Google, Cl A *                                       31,516             9,696
   Harris                                               18,300               696
   Hewlett-Packard                                     322,352            11,698
   Intel (A)                                           731,894            10,730
   International Business Machines (A)                 176,890            14,887
   Intuit * (A)                                         43,286             1,030
   Jabil Circuit                                        25,679               173
   JDS Uniphase * (A)                                   29,456               108
   Juniper Networks * (A)                               68,200             1,194
   Kla-Tencor (A)                                       22,771               496
   Lexmark International, Cl A *                        10,239               276
   Linear Technology (A)                                28,094               621
   LSI Logic *                                          83,346               274
   Mastercard, Cl A (A)                                  9,700             1,386
   McAfee *                                             21,000               726

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   MEMC Electronic Materials *                          28,000   $           400
   Microchip Technology (A)                             25,300               494
   Micron Technology * (A)                              98,169               259
   Microsoft (A)                                     1,007,762            19,591
   Molex (A)                                            20,460               297
   Motorola                                            301,606             1,336
   National Semiconductor                               24,137               243
   NetApp *                                             41,576               581
   Novell * (A)                                         46,489               181
   Novellus Systems *                                   10,827               134
   Nvidia *                                             72,448               585
   Oracle * (A)                                        515,256             9,135
   Paychex                                              41,356             1,087
   QLogic * (A)                                         17,648               237
   Qualcomm                                            218,932             7,844
   Salesforce.com *                                     14,600               467
   SanDisk *                                            32,000               307
   Sun Microsystems * (A)                              104,502               399
   Symantec *                                          110,847             1,499
   Tellabs *                                            55,399               228
   Teradata *                                           21,268               316
   Teradyne *                                           17,307                73
   Texas Instruments                                   172,534             2,678
   Total System Services                                25,680               359
   Tyco Electronics                                     59,282               961
   VeriSign *                                           24,500               467
   Western Union                                        96,112             1,378
   Xerox                                               110,836               883
   Xilinx (A)                                           35,509               633
   Yahoo! * (A)                                        182,738             2,229
                                                                 ---------------
                                                                         158,666
                                                                 ---------------
MATERIALS -- 3.0%
   Air Products & Chemicals                             27,126             1,363
   AK Steel Holding                                     14,800               138
   Alcoa (A)                                           108,135             1,218
   Allegheny Technologies (A)                           12,459               318
   Ball                                                 12,391               515
   Bemis (A)                                            13,090               310
   CF Industries Holdings                                8,090               398
   Dow Chemical                                        123,075             1,857
   E.I. Du Pont de Nemours                             118,535             2,999
   Eastman Chemical                                      9,008               286
   Ecolab                                               22,630               795
   Freeport-McMoRan Copper & Gold, Cl B (A)             50,968             1,246
   International Flavors & Fragrances                   11,294               336
   International Paper                                  56,070               661
   MeadWestvaco                                         19,815               222
   Monsanto                                             72,548             5,104
   Newmont Mining (A)                                   59,808             2,434
   Nucor (A)                                            41,482             1,916
   Owens-Illinois *                                     22,000               601
   Pactiv *                                             17,387               433
   PPG Industries                                       22,145               939
   Praxair                                              40,599             2,410
   Rohm & Haas                                          16,622             1,027
   Sealed Air                                           22,728               340
   Sigma-Aldrich (A)                                    17,136               724
   Titanium Metals (A)                                  12,100               107
   United States Steel                                  14,626               544

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

S & P 500 Index Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Vulcan Materials (A)                                 14,849   $         1,033
   Weyerhaeuser (A)                                     27,088               829
                                                                 ---------------
                                                                          31,103
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 3.8%
   American Tower, Cl A *                               53,200             1,560
   AT&T                                                776,458            22,129
   CenturyTel (A)                                       13,360               365
   Embarq                                               19,486               701
   Frontier Communications                              38,531               337
   Qwest Communications International (A)              200,426               729
   Sprint Nextel                                       392,222               718
   Verizon Communications (A)                          373,922            12,676
   Windstream                                           56,846               523
                                                                 ---------------
                                                                          39,738
                                                                 ---------------
UTILITIES -- 4.3%
   AES *                                                91,090               750
   Allegheny Energy (A)                                 21,868               740
   Ameren                                               28,644               953
   American Electric Power                              53,315             1,774
   Centerpoint Energy                                   43,368               547
   CMS Energy (A)                                       29,392               297
   Consolidated Edison (A)                              36,333             1,414
   Constellation Energy Group                           24,499               615
   Dominion Resources                                   76,440             2,740
   DTE Energy (A)                                       21,145               754
   Duke Energy (A)                                     168,422             2,528
   Dynegy, Cl A * (A)                                   56,489               113
   Edison International                                 43,253             1,389
   Entergy (A)                                          24,964             2,075
   Equitable Resources                                  18,100               607
   Exelon                                               87,154             4,847
   FirstEnergy                                          40,287             1,957
   FPL Group                                            53,720             2,704
   Integrys Energy Group                                 9,934               427
   Nicor (A)                                             5,125               178
   NiSource                                             35,779               392
   Pepco Holdings                                       27,900               496
   PG&E (A)                                             48,229             1,867
   Pinnacle West Capital                                13,149               423
   PPL                                                  50,271             1,543
   Progress Energy                                      34,983             1,394
   Public Service Enterprise Group                      67,630             1,973
   Questar                                              23,400               765
   SCANA                                                15,500               552
   Sempra Energy                                        32,365             1,380
   Southern                                            101,435             3,753
   TECO Energy (A)                                      28,012               346
   Wisconsin Energy                                     15,400               646
   Xcel Energy (A)                                      59,919             1,112
                                                                 ---------------
                                                                          44,051
                                                                 ---------------
Total Common Stock
   (Cost $795,006) ($ Thousands)                                       1,037,195
                                                                 ---------------

                                                  Face Amount
                                                ($ Thousands)/     Market Value
Description                                          Shares       ($ Thousands)
-----------                                     --------------   ---------------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills
      0.189%, 06/11/09 (C) (D)                  $        2,345   $         2,344
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $2,343) ($ Thousands)                                             2,344
                                                                 ---------------
AFFILIATED PARTNERSHIP -- 31.9%
   SEI Liquidity Fund, L.P.,
      1.350%** ++ (B)                              336,152,086           331,696
                                                                 ---------------
Total Affiliated Partnership
   (Cost $336,152) ($ Thousands)                                         331,696
                                                                 ---------------
CASH EQUIVALENT -- 1.6%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930% **++                                   16,813,774            16,814
                                                                 ---------------
Total Cash Equivalent
   (Cost $16,814) ($ Thousands)                                           16,814
                                                                 ---------------
Total Investments -- 133.5%
   (Cost $1,150,315) ($ Thousands) @                             $     1,388,049
                                                                 ===============

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                         NUMBER OF                   UNREALIZED
TYPE OF                  CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT               LONG (SHORT)      DATE      ($ THOUSANDS)
--------               ------------   ----------   -------------
S&P 500 Index E-MINI        450        Mar-2009         $333
                                                        ====

     Percentages are based on Net Assets of $1,039,732 ($ Thousands).

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Real Estate Investment Trust.
++   Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $330,315 ($ Thousands).

(B) This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2008 was $331,696 ($ Thousands).

(C)  The rate reported is the effective yield at time of purchase.

(D) Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl -- Class
L.P.-- Limited Partnership

@ At December 31, 2008, the tax basis cost of the Fund's investments was $1,150,315 ($ Thousands), and the unrealized appreciation and depreciation were $393,400 ($ Thousands) and ($155,666) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 96.7% +++

CONSUMER DISCRETIONARY -- 9.1%
   Abercrombie & Fitch, Cl A (A)                        57,824   $         1,334
   Advance Auto Parts (A)                               41,900             1,410
   AFC Enterprises *                                    16,800                79
   American Axle & Manufacturing Holdings (A)           40,600               117
   American Greetings, Cl A                             44,900               340
   America's Car-Mart *                                 28,300               391
   Ameristar Casinos                                    38,300               331
   Arctic Cat                                           43,600               209
   ArvinMeritor (A)                                     88,400               252
   ATC Technology * (A)                                 50,035               732
   Bebe Stores (A)                                      46,339               346
   Belo, Cl A                                          273,202               426
   Big 5 Sporting Goods                                 54,100               282
   Blyth                                                45,700               358
   Bob Evans Farms (A)                                  17,900               366
   Brinker International                                45,000               474
   Brink's Home Security Holdings *                     63,500             1,392
   Brown Shoe                                           58,800               498
   Callaway Golf                                        42,700               397
   Carrols Restaurant Group *                          105,700               285
   Carter's *                                           46,100               888
   Casual Male Retail Group *                          462,900               241
   Cato, Cl A                                           59,500               898
   CEC Entertainment *                                  20,600               500
   Centex (A)                                           72,600               773
   Cheesecake Factory *                                 41,400               418
   Childrens Place Retail Stores * (A)                  16,900               366
   Columbia Sportswear (A)                              25,000               884
   Cooper Tire & Rubber (A)                             71,253               439
   Corinthian Colleges * (A)                            69,100             1,131
   Cox Radio, Cl A (A)                                  35,900               216
   Cracker Barrel Old Country Store (A)                 22,200               457
   Dress Barn *                                         41,300               444
   DSW, Cl A * (A)                                      89,602             1,116
   Einstein Noah Restaurant Group *                     14,700                85
   Ethan Allen Interiors (A)                           111,211             1,598
   EW Scripps, Cl A (A)                                 56,000               124
   Finish Line, Cl A                                    15,400                86
   Foot Locker                                          34,400               253
   Genesco * (A)                                        17,400               294
   Group 1 Automotive (A)                               11,000               119
   Gymboree * (A)                                       34,500               900
   Harte-Hanks (A)                                      43,000               268
   Helen of Troy *                                      24,600               427
   International Speedway, Cl A (A)                     36,800             1,057
   Jack in the Box * (A)                                63,700             1,407
   Jackson Hewitt Tax Service                           19,000               298
   Jakks Pacific *                                      50,900             1,050
   Jarden * (A)                                         79,886               919
   Jo-Ann Stores *                                      25,200               390
   Journal Communications, Cl A                        107,100               262
   Lakeland Industries *                                95,520               773
   Landry's Restaurants (A)                              9,400               109
   Leapfrog Enterprises * (A)                          114,553               401
   Lennar, Cl A                                        117,700             1,020
   Lifetime Brands                                     179,400               635

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Lincoln Educational Services *                        2,600   $            34
   Lions Gate Entertainment *                          146,400               805
   Marvel Entertainment * (A)                           37,200             1,144
   MDC Partners, Cl A *                                501,970             1,526
   Men's Wearhouse (A)                                  16,538               224
   Meredith (A)                                         67,500             1,156
   Modine Manufacturing (A)                             29,700               145
   Nautilus * (A)                                       18,400                40
   New Frontier Media                                  130,700               222
   O'Charleys                                           36,300                73
   OfficeMax                                           122,900               939
   Perry Ellis International *                          24,150               153
   Pinnacle Entertainment *                             51,100               392
   Polaris Industries (A)                               25,800               739
   Princeton Review *                                  202,441               998
   RadioShack                                           33,500               400
   Regis                                                40,307               586
   Rent-A-Center * (A)                                 135,800             2,397
   Ruby Tuesday * (A)                                   52,100                81
   Scholastic (A)                                       90,900             1,234
   Scientific Games, Cl A * (A)                         66,842             1,172
   Shoe Carnival *                                      26,700               255
   Sinclair Broadcast Group, Cl A (A)                   68,900               214
   Smith & Wesson Holding *                             72,700               165
   Sonic Automotive, Cl A (A)                           36,400               145
   Speedway Motorsports (A)                              7,800               126
   Stage Stores                                         42,300               349
   Steinway Musical Instruments *                        4,100                72
   Steven Madden * (A)                                  27,300               582
   Stoneridge *                                         21,200                97
   Tempur-Pedic International                          122,787               871
   Thor Industries (A)                                  61,000               804
   Tractor Supply * (A)                                 24,000               867
   Trans World Entertainment *                          56,100                74
   Warner Music Group (A)                              221,600               669
   World Wrestling Entertainment, Cl A                  29,400               326
                                                                 ---------------
                                                                          51,341
                                                                 ---------------
CONSUMER STAPLES -- 4.6%
   Alliance One International *                        444,300             1,306
   Cal-Maine Foods                                       1,600                46
   Casey's General Stores                               36,092               822
   Central Garden and Pet *                             60,058               352
   Central Garden and Pet, Cl A *                       51,448               303
   Chattem * (A)                                         5,191               371
   Chiquita Brands International * (A)                  36,600               541
   Constellation Brands, Cl A *                         93,800             1,479
   Corn Products International                          48,283             1,393
   Dean Foods *                                         98,063             1,762
   Del Monte Foods                                     263,446             1,881
   Farmer Bros                                           1,600                40
   Fresh Del Monte Produce *                            24,700               554
   Hain Celestial Group * (A)                           99,100             1,892
   Lancaster Colony                                      3,000               103
   Molson Coors Brewing, Cl B                           32,500             1,590
   Nash Finch (A)                                       21,364               959
   Pantry * (A)                                         48,758             1,046
   Prestige Brands Holdings *                           25,000               264
   Ralcorp Holdings * (A)                               34,794             2,032
   Ruddick                                              13,238               366

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Sanderson Farms (A)                                  73,828   $         2,551
   Spartan Stores (A)                                   22,100               514
   TreeHouse Foods *                                    14,500               395
   Tyson Foods, Cl A                                   141,178             1,237
   Universal (A)                                        78,700             2,351
                                                                 ---------------
                                                                          26,150
                                                                 ---------------
ENERGY -- 3.7%
   Allis-Chalmers Energy * (A)                          24,300               134
   Alon USA Energy (A)                                  22,900               210
   American Oil & Gas *                                 69,800                56
   Approach Resources *                                188,992             1,382
   Atlas America                                        44,458               660
   Berry Petroleum, Cl A                                91,981               695
   Cal Dive International * (A)                        166,187             1,082
   Complete Production Services *                       81,200               662
   Delek US Holdings                                   137,200               726
   Delta Petroleum * (A)                                36,100               172
   DHT Maritime                                        126,800               703
   Dresser-Rand Group *                                 47,200               814
   Forest Oil *                                         40,400               666
   GeoMet *                                            396,563               682
   Global Industries * (A)                             169,900               593
   Goodrich Petroleum *                                 11,300               338
   Gulfport Energy *                                     7,700                30
   Hercules Offshore *                                  31,300               149
   Holly                                                81,400             1,484
   ION Geophysical * (A)                               144,900               497
   Lufkin Industries                                     9,600               331
   Oceaneering International *                          13,900               405
   Oil States International *                           10,100               189
   Overseas Shipholding Group                           17,400               733
   Parker Drilling * (A)                               169,600               492
   Patterson-UTI Energy                                 75,600               870
   Pioneer Drilling *                                   14,000                78
   Precision Drilling Trust                             53,567               449
   Rosetta Resources *                                  26,400               187
   RPC (A)                                              84,200               822
   SEACOR Holdings * (A)                                13,100               873
   St. Mary Land & Exploration (A)                      33,000               670
   Superior Energy Services *                           25,200               401
   Swift Energy * (A)                                   77,279             1,299
   Tesoro (A)                                           17,000               224
   Tetra Technologies *                                153,800               747
   Westmoreland Coal *                                   5,700                63
   World Fuel Services                                  12,000               444
                                                                 ---------------
                                                                          21,012
                                                                 ---------------
FINANCIALS -- 34.0%
   1st Source                                           13,400               317
   Abington Bancorp                                     14,000               130
   Advance America Cash Advance Centers                 46,700                88
   Advanta, Cl B                                        31,500                66
   Affiliated Managers Group *                          10,100               423
   Agree Realty +                                        8,900               161
   AMB Property + (A)                                  124,800             2,923
   Amcore Financial                                     21,162                77
   American Equity Investment Life
      Holding (A)                                       65,447               458
   American Safety Insurance Holdings *                  4,300                57
   Amtrust Financial Services (A)                       39,900               463

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Anthracite Capital + (A)                             63,800   $           142
   Anworth Mortgage Asset +                             64,400               414
   Apollo Investment *                                  32,300               301
   Ares Capital                                         58,800               372
   Arrow Financial                                       2,300                58
   Aspen Insurance Holdings                            150,600             3,652
   Associated Estates Realty +                          13,800               126
   Assured Guaranty (A)                                 64,300               733
   Astoria Financial (A)                                84,400             1,391
   AvalonBay Communities + (A)                          18,000             1,090
   Banco Latinoamericano de Exportaciones,
      Cl E                                              45,500               653
   Bancorp Rhode Island                                  6,400               136
   Bancorpsouth (A)                                     48,852             1,141
   Bank Mutual (A)                                     120,268             1,388
   Bank of the Ozarks (A)                               24,200               717
   BankFinancial                                        15,500               158
   Berkshire Hills Bancorp                              35,392             1,092
   BioMed Realty Trust +                                 6,300                74
   Boston Private Financial Holdings (A)                24,568               168
   Boston Properties + (A)                              29,400             1,617
   Brandywine Realty Trust +                            26,400               204
   British Land +                                       20,530               163
   British Land (United Kingdom) +                     112,883               894
   Brookfield Asset Management, Cl A                    60,000               916
   Brookfield Properties                                22,800               177
   Brookline Bancorp                                     8,400                90
   Camden National                                         900                24
   Camden Property Trust +                              40,971             1,284
   Capstead Mortgage +                                 122,900             1,324
   Cardinal Financial                                  105,981               603
   Care Investment Trust +                               6,300                49
   Cash America International                           14,400               394
   Cathay General Bancorp (A)                           31,500               748
   CBL & Associates Properties + (A)                    61,569               400
   Cedar Shopping Centers +                             86,900               615
   Central Pacific Financial (A)                        30,300               304
   Chemical Financial (A)                               32,500               906
   Citizens Republic Bancorp (A)                        61,236               182
   City Bank                                             9,000                47
   City Holding (A)                                     23,200               807
   City National (A)                                    16,300               794
   CNA Surety * (A)                                     35,700               685
   Cogdell Spencer +                                     7,600                71
   Colonial BancGroup                                   63,800               132
   Columbia Banking System                              17,700               211
   Commerce Bancshares (A)                               8,820               388
   Community Bank System                                22,900               559
   Community Trust Bancorp                               7,500               276
   Conseco *                                            35,000               181
   Corporate Office Properties Trust +                  16,300               500
   Cousins Properties + (A)                             57,900               802
   CVB Financial (A)                                   128,569             1,530
   Danvers Bancorp                                      63,600               850
   Delphi Financial Group, Cl A                         21,300               393
   Dime Community Bancshares                            15,700               209
   Doral Financial *                                    18,500               139
   Douglas Emmett + (A)                                154,000             2,011
   Duke Realty + (A)                                   158,675             1,739

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   East West Bancorp                                    12,600   $           201
   Education Realty Trust +                            113,841               594
   Employers Holdings                                   90,691             1,496
   Encore Bancshares *                                  22,495               247
   Encore Capital Group *                               18,499               133
   Endurance Specialty Holdings (A)                     52,235             1,595
   Enstar Group *                                        2,600               154
   Entertainment Properties Trust + (A)                 25,300               754
   Equity One + (A)                                     39,244               695
   Equity Residential + (A)                             73,000             2,177
   ESSA Bancorp                                         41,800               591
   FBL Financial Group, Cl A                            16,300               252
   Federal Agricultural Mortgage, Cl C                  10,400                36
   Federated Investors, Cl B (A)                        44,014               746
   Financial Federal (A)                                28,800               670
   First American (A)                                   75,000             2,167
   First Bancorp (A)                                    89,500             1,056
   First Commonwealth Financial                         33,900               420
   First Community Bancshares                            7,700               268
   First Financial                                       3,600               148
   First Financial Bancorp (A)                         132,081             1,636
   First Financial Bankshares                            1,800                99
   First Financial Holdings                             23,194               470
   First Horizon National (A)                          106,794             1,129
   First Merchants                                      19,000               422
   First Midwest Bancorp (A)                            49,044               979
   First Niagara Financial Group                       163,900             2,650
   FirstFed Financial * (A)                              6,300                11
   FirstMerit (A)                                      136,120             2,803
   Flagstar Bancorp (A)                                 52,400                37
   Flushing Financial                                   49,200               588
   FNB (Pennsylvania)                                   27,500               363
   Forest City Enterprises, Cl A (A)                   104,200               698
   Fpic Insurance Group * (A)                           16,800               736
   Frontier Financial                                   18,200                79
   General Growth Properties + (A)                     238,470               308
   Getty Realty +                                        9,300               196
   GFI Group                                            12,700                45
   Glacier Bancorp (A)                                  49,900               949
   Great Southern Bancorp (A)                           13,800               158
   Green Bankshares (A)                                 29,167               395
   Hallmark Financial Services *                         7,800                68
   Hammerson (United Kingdom) +                         58,907               453
   Hancock Holding (A)                                  20,020               910
   Hanover Insurance Group                              43,300             1,861
   Harleysville National                                13,800               199
   Hatteras Financial +                                 58,100             1,545
   Heartland Financial USA                               1,800                37
   Hercules Technology Growth Capital                   40,600               322
   Hersha Hospitality Trust +                           78,000               234
   Highwoods Properties + (A)                           24,400               668
   Home Bancshares                                      10,200               275
   Home Federal Bancorp                                 35,800               384
   Horace Mann Educators (A)                            49,686               457
   Horizon Financial (A)                                 6,600                31
   Host Hotels & Resorts + (A)                         520,455             3,940
   HRPT Properties Trust + (A)                         137,600               464
   IBERIABANK                                            5,200               250
   Independent Bank                                     12,000               314

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Infinity Property & Casualty (A)                     21,199   $           991
   International Bancshares                             49,200             1,074
   Investors Bancorp *                                  47,500               638
   IPC Holdings                                         44,500             1,331
   Irwin Financial (A)                                  29,800                38
   Jefferies Group (A)                                  62,400               877
   KBW * (A)                                            54,077             1,244
   Kimco Realty + (A)                                  280,800             5,133
   Knight Capital Group, Cl A *                         32,300               522
   LaBranche *                                          34,700               166
   Lakeland Bancorp                                     18,100               204
   Lakeland Financial                                    6,900               164
   Lexington Realty Trust + (A)                         52,400               262
   Liberty Property Trust + (A)                         40,800               931
   Mack-Cali Realty +                                   21,500               527
   MainSource Financial Group (A)                       36,300               563
   Max Capital Group                                    48,100               851
   MB Financial                                         11,600               324
   Meadowbrook Insurance Group                         288,700             1,859
   Medical Properties Trust + (A)                       44,800               283
   MFA Financial +                                     633,532             3,732
   Mid-America Apartment Communities + (A)              43,843             1,629
   Mitsubishi Estate                                    75,000             1,197
   Montpelier Re Holdings (A)                          102,700             1,724
   Nara Bancorp                                         28,700               282
   National Penn Bancshares                             21,200               308
   National Retail Properties + (A)                     27,500               473
   Navigators Group * (A)                               12,852               706
   NBT Bancorp                                          47,200             1,320
   Nelnet, Cl A                                         94,331             1,352
   New York Community Bancorp                           17,400               208
   NewAlliance Bancshares                               78,514             1,034
   NorthStar Realty Finance + (A)                       70,200               275
   Northwest Bancorp (A)                                18,600               398
   OceanFirst Financial                                 31,600               525
   Ocwen Financial *                                     9,700                89
   Odyssey Re Holdings                                  20,700             1,072
   Old National Bancorp                                 31,800               577
   Old Second Bancorp                                   11,000               128
   One Liberty Properties +                              8,300                73
   Oriental Financial Group (A)                         97,400               589
   Pacific Capital Bancorp                              18,600               314
   PacWest Bancorp (A)                                 103,043             2,772
   Park National                                         1,500               108
   Parkway Properties +                                  9,800               176
   Pennsylvania Commerce Bancorp *                       1,300                35
   Pennsylvania Real Estate Investment
      Trust + (A)                                       49,200               367
   Penson Worldwide *                                   22,700               173
   Peoples Bancorp (A)                                   6,500               124
   PHH * (A)                                           197,922             2,520
   Pico Holdings *                                      21,300               566
   Platinum Underwriters Holdings (A)                  123,145             4,443
   PMA Capital, Cl A *                                  11,800                84
   Presidential Life                                    31,600               313
   ProAssurance *                                       23,374             1,234
   Prosperity Bancshares (A)                            66,200             1,959
   Provident Bankshares (A)                            141,900             1,371
   Provident Financial Services                         59,300               907

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Provident New York Bancorp                           31,800   $           394
   PS Business Parks +                                  23,599             1,054
   RAIT Financial Trust + (A)                           29,400                76
   Ramco-Gershenson Properties +                        17,800               110
   Realty Income + (A)                                   1,600                37
   Redwood Trust +                                      23,900               356
   Regency Centers +                                    61,700             2,881
   Reinsurance Group of America, Cl A                   28,333             1,213
   RenaissanceRe Holdings                               18,900               974
   Renasant                                             15,100               257
   Republic Bancorp, Cl A (A)                           30,700               835
   RLI (A)                                               3,415               209
   Roma Financial                                        1,900                24
   S&T Bancorp (A)                                      36,400             1,292
   Safety Insurance Group                               18,200               693
   Sanders Morris Harris Group                          14,800                89
   Sandy Spring Bancorp (A)                             15,850               346
   Santander BanCorp (A)                                67,500               843
   Saul Centers + (A)                                   16,500               652
   SCBT Financial (A)                                    8,000               276
   SeaBright Insurance Holdings *                       42,700               501
   Selective Insurance Group (A)                        45,900             1,052
   Senior Housing Properties Trust +                    44,300               794
   Sierra Bancorp                                          752                16
   Signature Bank NY * (A)                              48,044             1,378
   Simmons First National, Cl A                          5,600               165
   Simon Property Group +                               67,300             3,576
   Smithtown Bancorp                                     5,500                88
   South Financial Group (A)                            52,000               225
   Southside Bancshares                                 19,650               462
   Southwest Bancorp                                     9,300               121
   State Bancorp                                         2,300                22
   Sterling Bancorp, Cl N                               11,400               160
   Sterling Bancshares                                   7,600                46
   Sterling Financial (A)                               49,400               435
   Stewart Information Services (A)                     64,200             1,508
   Stifel Financial *                                      500                23
   Student Loan                                         13,500               553
   Suffolk Bancorp                                       4,000               144
   Sun Bancorp *                                         8,300                62
   Sun Communities + (A)                                91,590             1,282
   Sunstone Hotel Investors +                           48,300               299
   Superior Bancorp * (A)                               16,857                53
   Susquehanna Bancshares                               25,400               404
   SVB Financial Group * (A)                            24,400               640
   SWS Group                                            12,100               229
   SY Bancorp                                            4,500               124
   TCF Financial (A)                                   107,736             1,472
   Thomas Properties Group                              60,200               156
   Tompkins Financial, Cl US                            10,500               608
   TradeStation Group *                                 83,300               537
   Trico Bancshares                                     16,500               412
   Trustco Bank NY (A)                                  83,400               793
   Trustmark                                            14,900               322
   UCBH Holdings (A)                                   161,100             1,108
   UMB Financial                                         7,300               359
   Umpqua Holdings                                      20,400               295
   Unibail (France) +                                    9,185             1,360
   United Bankshares (A)                                60,022             1,994
   United Community Banks                                7,961               108
   United Financial Bancorp                             72,756             1,102

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Univest Corp of Pennsylvania                          1,800   $            58
   U-Store-It Trust +                                   59,600               265
   Validus Holdings                                     52,000             1,360
   Verde Realty PIPE * (C)(D)                           21,100               404
   ViewPoint Financial Group                            23,700               380
   Vornado Realty Trust + (A)                           49,900             3,011
   Washington Real Estate Investment
      Trust + (A)                                       40,500             1,146
   Webster Financial (A)                                15,600               215
   WesBanco (A)                                         37,700             1,026
   West Coast Bancorp                                    8,400                55
   Westamerica Bancorporation (A)                       15,100               772
   Western Alliance Bancorp * (A)                        6,800                69
   Westfield Financial                                  85,300               880
   Whitney Holding (A)                                  19,200               307
   Willis Group Holdings                                20,250               504
   Wilshire Bancorp                                     55,000               499
   Wintrust Financial                                   26,865               553
   WR Berkley                                           34,337             1,064
   WSFS Financial                                       21,100             1,013
   Zenith National Insurance                            87,400             2,759
   Zions Bancorporation (A)                             30,157               739
                                                                 ---------------
                                                                         191,567
                                                                 ---------------
HEALTH CARE -- 6.0%
   Accelrys *                                          181,400               791
   Advanced Medical Optics * (A)                       146,000               965
   Albany Molecular Research *                          17,600               171
   Amedisys * (A)                                        8,200               339
   AMN Healthcare Services *                           159,100             1,346
   Amsurg * (A)                                         34,215               799
   Brookdale Senior Living (A)                          43,100               240
   Bruker BioSciences *                                147,600               596
   Cambrex *                                           320,720             1,482
   Cardiac Science *                                    12,900                97
   Centene *                                            34,400               678
   Charles River Laboratories
     International * (A)                                35,900               940
   Chemed (A)                                           31,800             1,265
   Community Health Systems * (A)                       52,300               762
   Conmed *                                             46,831             1,121
   Cooper                                              187,736             3,079
   Cross Country Healthcare *                          126,300             1,110
   Discovery Laboratories * (A)                         90,500               101
   Emergency Medical Services, Cl A * (A)                4,500               165
   Emergent Biosolutions *                               4,800               125
   Greatbatch *                                         34,600               916
   Health Net *                                        103,200             1,124
   Healthsouth * (A)                                    28,200               309
   Healthspring *                                       45,900               917
   HealthTronics *                                      52,902               119
   HMS Holdings *                                       12,900               407
   ICU Medical *                                        19,500               646
   Integra LifeSciences Holdings * (A)                  12,800               455
   Kindred Healthcare *                                 20,800               271
   Kinetic Concepts * (A)                               19,000               364
   LCA-Vision (A)                                       34,600               142
   Life Sciences Research *                             55,300               520
   LifePoint Hospitals *                                39,400               900
   Lincare Holdings *                                   21,200               571

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Magellan Health Services *                           21,399   $           838
   Medical Staffing Network Holdings *                 109,300                26
   Medicis Pharmaceutical, Cl A                         19,400               270
   MEDNAX * (A)                                         26,023               825
   Molina Healthcare *                                   7,300               129
   National Dentex *                                    24,900               113
   NovaMed *                                            80,160               277
   Noven Pharmaceuticals *                              35,600               391
   Owens & Minor                                        15,600               587
   Par Pharmaceutical *                                 43,600               585
   Parexel International *                              87,600               851
   Patterson * (A)                                      34,414               645
   Pharmacopeia *                                      108,850               189
   PharMerica *                                         51,100               801
   Providence Service *                                100,930               146
   Res-Care *                                           27,722               416
   Sirona Dental Systems * (A)                           5,500                58
   Skilled Healthcare Group, Cl A *                     26,200               221
   Sun Healthcare Group *                               46,224               409
   Symmetry Medical *                                   51,000               407
   Universal Health Services, Cl B                       5,000               188
   Varian *                                             39,800             1,334
   Viropharma * (A)                                     26,700               348
                                                                 ---------------
                                                                          33,887
                                                                 ---------------
INDUSTRIALS -- 15.6%
   ABM Industries                                       42,100               802
   Acuity Brands (A)                                    53,800             1,878
   Aegean Marine Petroleum Network                      66,100             1,121
   Airtran Holdings *                                   75,900               337
   Alaska Air Group * (A)                               13,900               407
   American Woodmark                                     8,300               151
   Ampco-Pittsburgh                                     13,400               291
   AO Smith (A)                                         43,600             1,287
   Apogee Enterprises                                   43,000               445
   Applied Industrial Technologies (A)                  18,425               349
   Applied Signal Technology                             9,600               172
   Arkansas Best (A)                                    35,900             1,081
   Astec Industries * (A)                               46,700             1,463
   BE Aerospace *                                      149,960             1,153
   Beacon Roofing Supply *                              16,700               232
   Belden (A)                                           38,896               812
   Bowne                                                30,200               177
   Brady, Cl A                                          25,256               605
   Brink's                                              66,700             1,793
   CAI International * (A)                              12,000                38
   Casella Waste Systems, Cl A *                        10,700                44
   CIRCOR International                                 11,600               319
   Columbus McKinnon *                                   5,800                79
   Comfort Systems USA (A)                              98,300             1,048
   Consolidated Graphics *                               2,000                45
   Con-way (A)                                          58,900             1,567
   Courier                                              24,689               442
   Crane                                                82,100             1,415
   Cubic                                                14,500               394
   Curtiss-Wright (A)                                   19,100               638
   Danaos (A)                                           44,200               299
   Deluxe (A)                                          107,000             1,601

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Diamond Management & Technology
      Consultants                                      117,500   $           495
   Diana Shipping                                       16,700               213
   Ducommun                                             10,700               179
   Dycom Industries *                                   16,300               134
   EMCOR Group *                                        82,500             1,851
   EnPro Industries * (A)                               53,400             1,150
   ESCO Technologies * (A)                              28,100             1,151
   Federal Signal                                       43,100               354
   G&K Services                                         41,234               834
   Gardner Denver *                                     22,399               523
   GATX (A)                                             21,600               669
   Genco Shipping & Trading (A)                         10,800               160
   General Cable *                                      15,600               276
   Genesee & Wyoming, Cl A *                            47,700             1,455
   Geo Group *                                          37,200               671
   Gibraltar Industries (A)                             27,300               326
   GrafTech International * (A)                         92,000               765
   Granite Construction (A)                             27,600             1,212
   Greenbrier (A)                                       15,600               107
   Griffon *                                             8,000                75
   H&E Equipment Services *                             19,400               150
   Hawaiian Holdings *                                  54,900               350
   Herman Miller (A)                                    12,900               168
   Hubbell, Cl B                                        39,000             1,275
   Hudson Highland Group *                             129,700               434
   Huron Consulting Group *                             12,100               693
   ICF International *                                  63,970             1,572
   IDEX                                                108,282             2,615
   Interface, Cl A                                      59,907               278
   JetBlue Airways * (A)                               118,300               840
   Kadant *                                             32,099               433
   Kansas City Southern *                               21,008               400
   Kaydon (A)                                           35,461             1,218
   KBR                                                  69,800             1,061
   Kelly Services, Cl A (A)                             19,700               256
   Kforce *                                            137,300             1,054
   Kirby * (A)                                          30,800               842
   Knoll                                                33,000               298
   Korn/Ferry International *                           81,200               927
   LaBarge *                                             9,200               132
   Ladish * (A)                                         77,900             1,079
   LECG *                                              117,100               786
   Lennox International                                 39,800             1,285
   LS Starrett, Cl A                                       500                 8
   M&F Worldwide * (A)                                  18,900               292
   MasTec *                                             42,300               490
   McDermott International *                            86,300               853
   Mcgrath Rentcorp                                      8,100               173
   Mesa Air Group * (A)                                 56,600                15
   Michael Baker *                                      15,200               561
   Mine Safety Appliances (A)                           31,600               755
   Monster Worldwide * (A)                              54,000               653
   MPS Group *                                         149,400             1,125
   Mueller Industries (A)                               71,400             1,791
   NACCO Industries, Cl A                               14,400               539
   Navistar International *                             24,000               513
   NCI Building Systems * (A)                           16,800               274
   Nordson (A)                                          22,000               710
   Old Dominion Freight Line *                          20,000               569
   Orbital Sciences * (A)                               37,100               725
   Oshkosh Truck                                       105,994               942

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Pacer International (A)                              55,700   $           581
   Pall                                                 57,900             1,646
   Paragon Shipping, Cl A                               34,100               162
   Powell Industries *                                   5,400               157
   Quanex Building Products                            112,175             1,051
   Regal-Beloit                                         71,800             2,728
   Republic Airways Holdings * (A)                      71,900               767
   Robbins & Myers                                       7,300               118
   Rollins                                              19,400               351
   Ryder System (A)                                     65,583             2,543
   Saia *                                                8,900                97
   School Specialty * (A)                               88,703             1,696
   Skywest                                              32,500               604
   Spherion *                                           99,700               220
   Steelcase, Cl A (A)                                  62,200               349
   Tecumseh Products, Cl A *                           102,900               986
   Teledyne Technologies * (A)                          40,500             1,804
   Teleflex                                             16,315               817
   Textainer Group Holdings (A)                         22,300               236
   Thermadyne Holdings *                                12,100                83
   Titan Machinery *                                    51,000               717
   Trex *                                               15,900               262
   Triumph Group                                        17,713               752
   TrueBlue *                                           74,800               716
   United Rentals * (A)                                 11,221               102
   United Stationers *                                  18,800               630
   Wabtec (A)                                           20,000               795
   Waste Connections *                                  26,600               840
   Waste Services *                                     16,100               106
   Watts Water Technologies, Cl A (A)                   19,894               497
   WESCO International *                                45,567               876
   Woodward Governor (A)                                19,200               442
   YRC Worldwide * (A)                                  24,900                71
                                                                 ---------------
                                                                          88,021
                                                                 ---------------
INFORMATION TECHNOLOGY -- 14.6%
   3Com * (A)                                          226,700               517
   Actel *                                              59,700               700
   Actuate *                                            75,251               223
   Acxiom                                               51,500               418
   Adtran                                               34,400               512
   Alliance Semiconductor                              187,900                94
   Amkor Technology * (A)                               60,300               131
   Applied Micro Circuits *                            210,925               829
   ARM Holdings ADR                                    312,200             1,202
   Arris Group * (A)                                   306,750             2,439
   Arrow Electronics *                                  51,900               978
   ATMI *                                               55,400               855
   Avanex *                                              1,873                 2
   Avocent *                                            72,586             1,300
   Axesstel *                                          314,380               110
   Benchmark Electronics * (A)                         142,400             1,818
   Black Box                                            36,489               953
   Broadridge Financial Solutions                      111,700             1,401
   Brocade Communications Systems *                    422,300             1,182
   CACI International, Cl A *                           43,165             1,946
   Ciber *                                              93,000               447
   Ciena *                                              30,100               202
   Cognex                                               49,300               730
   Coherent *                                           40,402               867

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Comverse Technology *                               259,300   $         1,623
   CPI International *                                  35,100               304
   CSG Systems International * (A)                      92,600             1,618
   CTS                                                 114,900               633
   Cymer * (A)                                          49,100             1,076
   Diebold                                              32,200               904
   Digi International *                                 74,200               602
   Earthlink * (A)                                     222,500             1,504
   Emulex *                                            150,900             1,053
   Entegris *                                           64,560               141
   Epicor Software *                                     7,583                36
   Fair Isaac (A)                                      169,500             2,858
   Forrester Research * (A)                             29,100               821
   Hewitt Associates, Cl A *                            25,100               712
   Ikanos Communications *                             204,000               257
   Imation                                              88,100             1,196
   Infospace                                             8,900                67
   Interwoven *                                          6,200                78
   Intevac * (A)                                        34,200               173
   IXYS                                                  4,100                34
   Jack Henry & Associates (A)                          44,500               864
   JDA Software Group *                                 28,800               378
   JDS Uniphase *                                       41,500               151
   Kemet * (A)                                          87,300                24
   Kenexa *                                             10,700                85
   Keynote Systems * (A)                                99,800               770
   Lawson Software * (A)                               604,951             2,867
   LeCroy * (A)                                         38,900               119
   Lender Processing Services                           25,400               748
   Lionbridge Technologies *                            46,600                58
   Littelfuse *                                         44,389               737
   LTX-Credence * (A)                                  224,600                61
   Manhattan Associates * (A)                           80,200             1,268
   MAXIMUS (A)                                          57,900             2,033
   Maxwell Technologies * (A)                           24,900               126
   Mentor Graphics *                                    46,400               240
   Mercury Computer Systems *                          130,500               823
   Merrimac Industries *                                24,200                66
   Methode Electronics                                 121,100               816
   Micrel                                               68,100               498
   Microsemi *                                          27,900               353
   MicroStrategy, Cl A *                                26,800               995
   MKS Instruments * (A)                                49,200               728
   ModusLink Global Solutions *                         14,400                42
   Multi-Fineline Electronix * (A)                      32,300               378
   Ness Technologies *                                 131,300               562
   Netscout Systems *                                   16,000               138
   Omnivision Technologies *                            36,590               192
   ON Semiconductor *                                  147,730               502
   Orbotech *                                          158,400               637
   Orckit Communications *                             101,000               286
   Parametric Technology *                             107,476             1,359
   Perot Systems, Cl A *                                71,456               977
   Photronics *                                         41,400                81
   Plantronics                                          16,100               213
   PLATO Learning *                                     65,970                79
   PMC - Sierra *                                       40,000               194
   Polycom *                                            21,700               293
   Powerwave Technologies * (A)                        153,702                77
   Progress Software *                                  33,800               651
   QLogic *                                             23,200               312
   Quantum *                                           343,200               124

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Rackable Systems *                                   87,970   $           347
   Radisys * (A)                                        72,500               401
   RADWARE *                                           136,130               738
   RF Micro Devices * (A)                              151,600               118
   Richardson Electronics                               41,728               123
   Rogers *                                              5,900               164
   Rudolph Technologies *                              106,400               376
   S1 *                                                 49,200               388
   Seachange International *                           135,300               976
   Seagate Technology                                   80,100               355
   SkillSoft ADR *                                     159,288             1,137
   Skyworks Solutions * (A)                            419,300             2,323
   SPSS *                                               43,600             1,175
   SRA International, Cl A *                            62,300             1,075
   Standard Microsystems *                              61,600             1,006
   Super Micro Computer *                               18,400               116
   Sybase * (A)                                         48,883             1,211
   SYNNEX * (A)                                         24,100               273
   Synopsys *                                           29,220               541
   Technitrol                                           63,300               220
   Tekelec * (A)                                       106,900             1,426
   TIBCO Software *                                    391,300             2,031
   TNS *                                                27,300               256
   Tyler Technologies *                                 61,000               731
   Ultra Clean Holdings *                               79,700               160
   Ultratech * (A)                                     151,300             1,810
   United Online                                       131,100               796
   Utstarcom *                                         213,000               394
   Varian Semiconductor Equipment
      Associates *                                      43,900               795
   Verigy *                                             49,737               478
   Verint Systems *                                    107,368               752
   Xyratex *                                           120,539               356
   Zoran * (A)                                         249,610             1,705
                                                                 ---------------
                                                                          82,204
                                                                 ---------------
MATERIALS -- 4.8%
   Arch Chemicals                                        9,806               256
   Bemis                                                19,899               471
   Buckeye Technologies *                               71,800               261
   Bway Holding *                                        6,900                55
   Cabot                                                28,216               432
   Carpenter Technology                                 49,200             1,010
   Chemtura                                            361,901               507
   Crown Holdings *                                     87,200             1,674
   Cytec Industries                                     79,253             1,682
   Eagle Materials (A)                                  19,300               355
   Ferro                                                59,500               420
   FMC                                                  22,097               988
   H.B. Fuller (A)                                      98,000             1,579
   Headwaters * (A)                                     14,100                95
   Innophos Holdings                                     8,900               176
   Innospec                                              5,600                33
   International Flavors & Fragrances                   26,186               778
   James River Coal * (A)                               33,900               520
   Kaiser Aluminum                                      11,000               248
   KapStone Paper and Packaging * (A)                   13,800                33
   Mercer International * (A)                           64,200               123
   Methanex                                             23,600               265
   Myers Industries                                      6,200                50

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Neenah Paper                                         46,393   $           410
   NewMarket                                            10,000               349
   Olin (A)                                             56,098             1,014
   OM Group * (A)                                       65,600             1,385
   Omnova Solutions *                                   88,000                57
   Owens-Illinois *                                     37,014             1,012
   Pactiv * (A)                                         21,591               537
   PolyOne *                                           108,400               341
   Quaker Chemical                                      26,300               433
   Reliance Steel & Aluminum                            34,400               686
   Rock-Tenn, Cl A                                      21,400               732
   Royal Gold (A)                                        1,200                59
   RTI International Metals *                           17,700               253
   Schnitzer Steel Industries, Cl A (A)                 23,400               881
   Schulman A                                           22,900               389
   Schweitzer-Mauduit International                     31,300               627
   Sensient Technologies (A)                            76,030             1,816
   Silgan Holdings                                      42,651             2,039
   Solutia *                                            26,700               120
   Steel Dynamics                                       62,400               698
   Temple-Inland (A)                                   170,700               819
   Universal Stainless & Alloy *                         3,500                51
   Worthington Industries (A)                           29,400               324
                                                                 ---------------
                                                                          27,043
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 0.3%
   Atlantic Telegraph-Network                           10,800               287
   Global Crossing *                                     7,000                55
   Premiere Global Services *                           33,200               286
   Syniverse Holdings *                                 41,200               492
   USA Mobility                                         30,400               352
                                                                 ---------------
                                                                           1,472
                                                                 ---------------
UTILITIES -- 4.0%
   AGL Resources                                        43,670             1,369
   Allete (A)                                           17,800               574
   Atmos Energy                                         39,426               935
   Black Hills                                          15,600               421
   Centerpoint Energy                                   94,700             1,195
   Central Vermont Public Service                       11,300               270
   Cleco                                                23,800               543
   CMS Energy (A)                                      101,300             1,024
   El Paso Electric *                                   98,000             1,773
   Empire District Electric                             16,723               294
   Energy                                               59,600               589
   Great Plains Energy                                  14,100               273
   Idacorp                                              13,372               394
   Laclede Group                                         5,300               248
   NorthWestern                                         33,700               791
   Ormat Technologies (A)                               29,200               930
   Piedmont Natural Gas                                  5,300               168
   PNM Resources (A)                                    14,800               149
   Portland General Electric                           150,120             2,923
   South Jersey Industries                              16,900               674
   Southern Union                                      101,700             1,326
   Southwest Gas                                        44,698             1,127
   Synthesis Energy Systems *                           73,000                50
   UGI                                                  22,100               540
   UIL Holdings                                         28,172               846
   Unisource Energy                                     16,900               496
   Vectren                                              12,100               303
   Westar Energy                                        63,043             1,293

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Value Fund
December 31, 2008

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   WGL Holdings                                         26,411   $           863
                                                                 ---------------
                                                                          22,381
                                                                 ---------------
Total Common Stock
   (Cost $708,566) ($ Thousands)                                         545,078
                                                                 ---------------
U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bills
         0.010%, 02/12/09 (B) (E)               $        3,210             3,210
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $3,210) ($ Thousands)                                             3,210
                                                                 ---------------
CONVERTIBLE BONDS -- 0.2%
   Boston Properties CV to 7.0430
         2.875%, 02/15/37 + (A) (E)                        123                97
   Forest City Enterprises CV to
      15.0631
         3.625%, 10/15/11 (A) (E)                          672               357
   Vornado Realty Trust CV to 6.1553
         2.850%, 04/01/27 + (E)                            915               675
                                                                 ---------------
Total Convertible Bonds
   (Cost $1,046) ($ Thousands)                                             1,129
                                                                 ---------------
EXCHANGE TRADED FUND -- 0.1%
   iShares Russell 2000 Index
      Fund (A)                                          17,607               868
                                                                 ---------------
Total Exchange Traded Fund
   (Cost $1,185) ($ Thousands)                                               868
                                                                 ---------------

                                                   Number of
                                                   Warrants
                                                --------------
WARRANTS -- 0.0%
   Washington Mutual * (G)                             262,442                 5
                                                                 ---------------
Total Warrants
   (Cost $36) ($Thousands)                                                     5
                                                                 ---------------
AFFILIATED PARTNERSHIP -- 26.3%
   SEI Liquidity Fund, L.P.,
      1.350%** ++ (F)                              152,942,738           148,526
                                                                 ---------------
Total Affiliated Partnership
   (Cost $152,943) ($ Thousands)                                         148,526
                                                                 ---------------
CASH EQUIVALENTS -- 3.2%
   Merrill Lynch EBP Master,
      0.080%**                                       3,735,949             3,736
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930%** ++                                   14,262,181            14,262
                                                                 ---------------
Total Cash Equivalents
   (Cost $17,998) ($ Thousands)                                           17,998
                                                                 ---------------
Total Investments -- 127.1%
   (Cost $884,984) ($ Thousands) @                               $       716,814
                                                                 ===============

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                              NUMBER OF                   UNREALIZED
TYPE OF                       CONTRACTS    EXPIRATION   APPRECIATION
CONTRACT                    LONG (SHORT)      DATE      ($ THOUSANDS)
--------                    ------------   ----------   -------------
Russell 2000 Index E-MINI        270        Mar-2009         $610
                                                             ====

A summary of restricted securities held by the Fund at December 31, 2008, is as follows:

                                         RIGHT TO                       MARKET       % OF
                 NUMBER    ACQUISITION   ACQUIRE         COST           VALUE         NET
DESCRIPTION    OF SHARES       DATE        DATE     ($ THOUSANDS)   ($ THOUSANDS)   ASSETS
-----------    ---------   -----------   --------   -------------   -------------   ------
Verde Realty
   PIPE          21,100      2/16/07      2/16/07        $696            $404        0.07%
                                                         ====            ====        ====

     Percentages are based on Net Assets of $563,759 ($ Thousands).

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Real Estate Investment Trust.
++   Investment in Affiliated Security.
+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $151,374 ($ Thousands).

(B) Security, or portion thereof has been pledged as collateral on open futures contracts.

(C) Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2008 was $404 ($ Thousands) and represented 0.07% of Net Assets.

(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2008 was $404 ($ Thousands) and represented 0.07% of net Assets.

(E)  The rate reported is the effective yield at time of purchase.

(F) This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2008 was $148,526 ($ Thousands).

(G) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

ADR -- American Depositary Receipt
Cl -- Class
CV -- Convertible Security
L.P.-- Limited Partnership
PIPE -- Private Investment in Public Entity

@ At December 31, 2008, the tax basis cost of the Fund's investments was $884,984 ($ Thousands), and the unrealized appreciation and depreciation were $35,380 ($ Thousands) and ($203,550) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 97.7% +++

CONSUMER DISCRETIONARY -- 11.5%
   1-800-FLOWERS.COM, Cl A *                            48,700   $           186
   Aaron Rents (A)                                      32,965               877
   Aeropostale * (A)                                    15,000               241
   American Public Education *                           9,827               365
   Amerigon * (A)                                      101,426               330
   Ameristar Casinos                                    42,708               369
   Bally Technologies *                                 15,900               382
   Bebe Stores                                         132,715               991
   Big Lots * (A)                                       25,720               373
   BJ's Restaurants * (A)                               87,583               943
   Blue Nile * (A)                                      26,815               657
   Buckle (A)                                           15,800               345
   Buffalo Wild Wings *                                 14,486               372
   Build-A-Bear Workshop *                               7,000                34
   Capella Education * (A)                              15,144               890
   Career Education *                                   49,188               882
   Cato, Cl A                                           48,100               726
   CEC Entertainment *                                  21,700               526
   Century Casinos *                                   127,054               131
   Cheesecake Factory *                                 16,600               168
   Chipotle Mexican Grill, Cl A * (A)                   18,325             1,136
   Christopher & Banks                                  20,900               117
   Cinemark Holdings                                     5,500                41
   CKE Restaurants                                      22,500               195
   Corinthian Colleges * (A)                            93,500             1,531
   CROCS * (A)                                         299,800               372
   Deckers Outdoor * (A)                                20,350             1,625
   Dick's Sporting Goods * (A)                          51,373               725
   DineEquity (A)                                       11,800               136
   Dollar Tree *                                           700                29
   Dover Downs Gaming & Entertainment (A)               18,750                60
   DreamWorks Animation SKG, Cl A *                      1,400                35
   Dress Barn *                                         28,200               303
   DSW, Cl A * (A)                                      49,000               611
   Dufry South America (United Kingdom)                 69,800               493
   Eddie Bauer Holdings * (A)                          270,451               138
   Einstein Noah Restaurant Group *                     12,900                74
   Exide Technologies * (A)                             58,600               310
   FGX International Holdings *                         13,100               180
   Finish Line, Cl A                                    72,095               404
   Focus Media Holding ADR * (A)                        56,241               511
   Fossil *                                              3,400                57
   Fuel Systems Solutions * (A)                         24,415               800
   Fuqi International *                                 18,900               118
   Gaiam, Cl A * (A)                                    42,400               196
   Genius Products *                                   349,055                 3
   Grand Canyon Education *                             34,220               643
   Gymboree *                                           16,365               427
   hhgregg * (A)                                        25,900               225
   Hibbett Sports * (A)                                 37,699               592
   Iconix Brand Group *                                  4,200                41
   Interactive Data                                      9,800               242
   J Crew Group * (A)                                   39,600               483
   Jackson Hewitt Tax Service                            1,400                22
   Jarden *                                             52,150               600
   Jo-Ann Stores *                                      22,490               348

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   K12 * (A)                                             6,900   $           129
   Life Time Fitness *                                  68,400               886
   Lincoln Educational Services *                        4,000                53
   Lululemon Athletica * (A)                            45,400               360
   Maidenform Brands *                                   5,900                60
   Marvel Entertainment *                               26,425               813
   Matthews International, Cl A                          1,700                62
   McCormick & Schmick's Seafood
      Restaurants *                                     39,900               160
   Monro Muffler                                         8,900               227
   Morningstar * (A)                                    20,955               744
   National CineMedia                                  120,540             1,222
   NetFlix * (A)                                        72,700             2,173
   Nutri/System                                          1,100                16
   OfficeMax (A)                                        98,800               755
   Orbitz Worldwide * (A)                              139,300               540
   Overstock.com *                                       3,700                40
   Panera Bread, Cl A * (A)                             15,330               801
   Peet's Coffee & Tea * (A)                            22,853               531
   PetMed Express *                                      4,000                71
   Pinnacle Entertainment *                            136,389             1,048
   Polaris Industries (A)                               28,000               802
   Quiksilver * (A)                                    114,600               211
   RC2 *                                                   600                 7
   Red Robin Gourmet Burgers * (A)                       7,100               120
   Regis                                                58,200               846
   Retail Ventures *                                   150,000               520
   RHI Entertainment *                                  69,100               561
   RRSat Global Communications
      Network                                           57,000               656
   Shutterfly * (A)                                    212,800             1,487
   Skechers U.S.A., Cl A *                                 800                10
   Snap-On                                              20,005               788
   Sotheby's                                             9,400                84
   Stamps.com *                                          6,300                62
   Steven Madden *                                      22,800               486
   Strayer Education                                     1,000               214
   Texas Roadhouse, Cl A *                              66,200               513
   Thunderbird Resorts PIPE * (B) (G)                  142,900               214
   Thunderbird Resorts PIPE * (B)                        3,200                 5
   Tractor Supply * (A)                                 22,376               809
   True Religion Apparel * (A)                          80,995             1,008
   Tupperware Brands (A)                                12,700               288
   Tween Brands *                                        6,900                30
   Ulta Salon Cosmetics & Fragrance *                    2,700                22
   Under Armour, Cl A *                                 12,286               293
   Universal Electronics *                               1,400                22
   Universal Technical Institute *                       2,600                45
   VisionChina Media ADR *                              62,728               343
   Volcom *                                              1,800                20
   Warnaco Group *                                       5,200               102
   Westport Innovations *                               71,800               366
   Williams-Sonoma (A)                                  32,200               253
   WMS Industries * (A)                                 47,035             1,265
   Wolverine World Wide                                  1,100                23
   Wonder Auto Technology *                              4,600                18
   Zumiez * (A)                                         22,100               165
                                                                 ---------------
                                                                          46,960
                                                                 ---------------
CONSUMER STAPLES -- 2.8%
   American Oriental Bioengineering * (A)               31,900               217

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Asiatic Development (Malaysia)                      681,000   $           697
   Bare Escentuals * (A)                                52,300               273
   Boston Beer, Cl A * (A)                              25,470               723
   Cal-Maine Foods                                       3,100                89
   Casey's General Stores                               13,945               317
   Chattem * (A)                                         3,200               229
   China Sky One Medical *                               6,100                97
   Cosan SA Industria e Comercio (Brazil) *            172,200               830
   Darling International *                              58,300               320
   Diamond Foods (A)                                    10,600               213
   Flowers Foods (A)                                    56,945             1,387
   Green Mountain Coffee Roasters *                      9,900               383
   Hansen Natural *                                      1,824                61
   Heckmann * (A)                                       67,781               383
   JM Smucker                                            9,500               412
   Lance                                                33,700               773
   NBTY *                                               43,000               673
   Pantry * (A)                                         14,600               313
   Ralcorp Holdings *                                    1,500                88
   Smart Balance *                                      82,975               564
   Spartan Stores (A)                                    2,400                56
   SunOpta *                                           174,180               274
   Synutra International * (A)                           6,900                76
   Universal                                               200                 6
   USANA Health Sciences * (A)                          12,000               411
   Vector Group (A)                                     25,700               350
   Viterra *                                            42,900               330
   Whole Foods Market (A)                               47,100               445
   Zhongpin * (A)                                       22,800               274
                                                                 ---------------
                                                                          11,264
                                                                 ---------------
ENERGY -- 5.6%
   Arena Resources * (A)                                88,366             2,482
   ATP Oil & Gas * (A)                                  82,100               480
   Atwood Oceanics *                                    62,900               961
   Basic Energy Services *                                 600                 8
   Bill Barrett *                                        1,700                36
   BPZ Energy PIPE * (B)                                57,500               368
   BPZ Resources * (A)                                  34,900               223
   Brigham Exploration *                                 3,000                10
   Cano Petroleum * (A)                                144,000                63
   CARBO Ceramics                                          400                14
   Carrizo Oil & Gas *                                  42,931               691
   Cimarex Energy                                       33,940               909
   Clayton Williams Energy *                             9,800               445
   Complete Production Services *                       20,400               166
   Comstock Resources * (A)                             29,300             1,384
   Concho Resources *                                      900                21
   Denbury Resources *                                   5,400                59
   Dresser-Rand Group *                                 36,321               627
   Encore Acquisition *                                  1,000                26
   Endeavour International *                            18,800                 9
   Energy Partners *                                   115,600               156
   EXCO Resources *                                    176,794             1,602
   General Maritime                                     42,700               461
   GMX Resources * (A)                                  32,959               835
   Goodrich Petroleum * (A)                             22,625               678
   Gran Tierra Energy *                                 17,500                49
   Gulf Island Fabrication                              11,900               172
   Gulfport Energy *                                    17,000                67

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Hercules Offshore * (A)                             163,200   $           775
   Infinity Bio-Energy *                               741,494                96
   Kodiak Oil & Gas *                                  244,900                76
   Lufkin Industries                                     1,800                62
   Mahalo Energy *                                     257,800                 8
   Matrix Service * (A)                                 47,500               364
   McMoRan Exploration *                                41,100               403
   NATCO Group, Cl A *                                   1,500                23
   Natural Gas Services Group *                          1,200                12
   Nordic American Tanker Shipping, Cl US                1,600                54
   Oilsands Quest * (A)                                174,000               127
   OYO Geospace *                                        1,100                19
   Panhandle Oil and Gas, Cl A                             200                 4
   Parallel Petroleum *                                  5,100                10
   PetroHawk Energy *                                   94,818             1,482
   Petroquest Energy *                                   3,100                21
   PrimeEnergy *                                           100                 5
   Quicksilver Resources *                             230,305             1,283
   Rentech * (A)                                       378,900               258
   Rosetta Resources *                                   2,000                14
   St. Mary Land & Exploration (A)                      12,612               256
   Superior Energy Services *                           28,737               458
   Superior Well Services *                              9,200                92
   Swift Energy * (A)                                   28,900               486
   Teekay Tankers, Cl A (A)                              8,200               104
   Tesco ADR *                                          17,400               124
   TXCO Resources *                                      3,300                 5
   Vaalco Energy *                                      48,000               357
   Venoco *                                              2,000                 5
   W&T Offshore                                         16,300               233
   Warren Resources *                                    3,000                 6
   Westmoreland Coal *                                   9,700               108
   Willbros Group * (A)                                100,816               854
   World Fuel Services                                  40,105             1,484
                                                                 ---------------
                                                                          22,670
                                                                 ---------------
FINANCIALS -- 9.3%
   Affiliated Managers Group * (A)                      27,344             1,146
   American Financial Group                             24,585               562
   Amtrust Financial Services (A)                       23,300               270
   Anworth Mortgage Asset +                            141,000               907
   Brasil Brokers Participacoes *                      440,800               312
   CapitalSource +                                     132,468               612
   Capitol Federal Financial (A)                        19,420               886
   Capstead Mortgage +                                  74,009               797
   Cardinal Financial                                   10,700                61
   Cardtronics *                                       100,890               130
   Cash America International                           15,100               413
   CIT Group                                            90,200               410
   Cohen & Steers                                        4,600                51
   Columbia Banking System                               2,026                24
   Companhia Brasileira de
      Desenvolvimento Imobiliari Turistico
      (Brazil) *                                         3,200               680
   Dollar Financial * (A)                               83,800               863
   Dundee (Canada) +                                    12,400               127
   East West Bancorp                                    15,400               246
   eHealth *                                             1,500                20
   Enstar Group *                                        2,600               154
   Equity One +                                          3,600                64

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Evercore Partners, Cl A                              42,700   $           533
   Ezcorp, Cl A *                                       11,800               180
   FCStone Group *                                      78,550               348
   Fidelity National Financial, Cl A                    28,925               513
   Financial Federal                                     2,100                49
   First Cash Financial Services *                       3,800                72
   First Financial Bancorp                               9,455               117
   First Financial Bankshares (A)                        9,125               504
   Forestar Group *                                      7,600                72
   Frontier Financial                                   10,056                44
   General Shopping Brasil (Brazil) *                   95,900                93
   General Shopping Brazil (Brazil) *                  208,900               203
   Getty Realty +                                        4,200                88
   Gluskin Sheff + Associates (Canada)                  37,600               224
   Greenhill                                            11,400               795
   Grubb & Ellis                                       387,880               481
   Hancock Holding                                       3,300               150
   Hatteras Financial + (A)                             28,894               768
   Hercules Technology Growth Capital                   74,608               591
   Hersha Hospitality Trust +                           76,100               228
   Highbury Financial * (A)                            144,300               239
   Inland Real Estate +                                  9,100               118
   Interactive Brokers Group, Cl A *                    23,100               413
   Investors Real Estate Trust + (A)                    46,000               493
   Janus Capital Group                                  19,300               155
   Jefferies Group (A)                                  27,000               380
   Jones Lang LaSalle                                   18,915               524
   Kansas City Life Insurance (A)                       13,607               590
   Knight Capital Group, Cl A *                          3,100                50
   LaSalle Hotel Properties +                            2,800                31
   LTC Properties +                                      5,700               116
   MarketAxess Holdings *                              138,195             1,128
   Meruelo Maddux Properties *                         512,400               636
   MFA Financial +                                     141,200               832
   MSCI, Cl A *                                        132,502             2,353
   Nelnet, Cl A                                         29,170               418
   Och-Ziff Capital Management
      Group, Cl A                                       87,300               450
   Omega Healthcare Investors + (A)                     12,900               206
   optionsXpress Holdings                               57,330               766
   Oritani Financial * (A)                               6,900               116
   Penson Worldwide *                                    3,000                23
   Platinum Underwriters Holdings (A)                   20,060               724
   PS Business Parks +                                  10,700               478
   RAM Holdings * (A)                                   92,700                34
   Rayonier +                                              500                16
   RenaissanceRe Holdings                                7,900               407
   Riskmetrics Group *                                  60,630               903
   Signature Bank NY * (A)                              11,400               327
   Sterling Financial (A)                               39,200               345
   Stifel Financial * (A)                                6,100               280
   Suffolk Bancorp                                       2,100                76
   Sun Communities + (A)                                27,600               386
   SVB Financial Group * (A)                            35,050               919
   SWS Group                                             4,526                86
   thinkorswim Group * (A)                              11,300                63
   Titanium Asset *                                    140,900               704
   Tower Group                                           1,700                48

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   TradeStation Group *                                 41,300   $           266
   Trustco Bank NY (A)                                  51,200               487
   UCBH Holdings (A)                                   314,000             2,160
   UMB Financial                                           800                39
   United Community Banks                                5,725                78
   Uranium Participation *                             106,300               616
   US Global Investors, Cl A                             1,300                 6
   Value Creation * (B) (C)                            121,940               829
   Victory Acquisition *                                50,532               490
   Waddell & Reed Financial, Cl A                       39,000               603
   Westamerica Bancorporation (A)                       12,895               660
   World Acceptance * (A)                               39,600               783
   Zenith National Insurance                               400                13
                                                                 ---------------
                                                                          37,651
                                                                 ---------------
HEALTH CARE -- 21.6%
   3SBio ADR *                                          73,300               572
   Abaxis * (A)                                         30,453               488
   Abiomed * (A)                                        64,200             1,054
   Achillion Pharmaceuticals *                          77,560                50
   Acorda Therapeutics *                                61,147             1,254
   Affymax * (A)                                         9,100                91
   Affymetrix *                                          4,800                14
   Akorn *                                               5,800                13
   Albany Molecular Research *                          12,700               124
   Alexion Pharmaceuticals * (A)                        58,290             2,109
   Align Technology *                                    6,300                55
   Alkermes *                                          136,676             1,456
   Alliance Imaging *                                   12,497               100
   Allos Therapeutics *                                  8,700                53
   Alnylam Pharmaceuticals * (A)                        23,182               573
   AMAG Pharmaceuticals * (A)                           21,352               765
   Amedisys *                                            3,600               149
   American Medical Systems Holdings * (A)              68,777               618
   Amicus Therapeutics *                                 2,100                17
   AMN Healthcare Services *                            28,900               244
   Amsurg * (A)                                         31,900               744
   Analogic                                                800                22
   Angiodynamics *                                       3,800                52
   Arena Pharmaceuticals * (A)                         168,500               703
   Arqule *                                              1,800                 8
   Array Biopharma *                                    91,755               372
   Arthrocare * (A)                                      1,700                 8
   Athena Health *                                      22,825               859
   BioMarin Pharmaceuticals *                           72,912             1,298
   Bio-Rad Laboratories, Cl A *                         10,100               761
   Bruker BioSciences *                                 41,300               167
   Cardiome Pharma *                                   164,800               750
   CardioNet *                                          22,663               559
   Catalyst Health Solutions *                          51,310             1,249
   Centene *                                            57,500             1,133
   Cephalon *                                              100                 8
   Cepheid *                                             1,700                18
   Chemed                                                2,800               111
   Chindex International *                               8,200                65
   Conmed *                                             33,760               808
   Corvel *                                              1,300                29
   Covance *                                             2,000                92
   CryoLife *                                           33,700               327
   Cubist Pharmaceuticals * (A)                        111,399             2,691
   CV Therapeutics * (A)                               196,080             1,806

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Cyberonics * (A)                                     67,270   $         1,115
   Cynosure, Cl A *                                      3,800                35
   Cypress Bioscience * (A)                             81,373               557
   Dionex *                                              3,100               139
   Durect *                                            263,934               895
   Edwards Lifesciences *                               10,635               584
   Enzo Biochem *                                       10,555                52
   Enzon Pharmaceuticals * (A)                          25,400               148
   eResearchTechnology *                                37,700               250
   ev3 *                                                59,312               362
   Exelixis * (A)                                       53,600               269
   Facet Biotech *                                       1,060                10
   Genoptix *                                              900                31
   Gen-Probe *                                           1,500                64
   Gentiva Health Services *                            31,575               924
   GTx * (A)                                            11,800               199
   Haemonetics * (A)                                     7,491               423
   Halozyme Therapeutics *                              60,700               340
   Hanger Orthopedic Group *                            43,060               625
   Hansen Medical *                                     39,498               285
   Healthways *                                         24,285               279
   HMS Holdings *                                        1,000                31
   Hologic *                                            49,600               648
   Human Genome Sciences * (A)                         161,000               341
   ICU Medical *                                           500                17
   Idexx Laboratories *                                  7,302               264
   I-Flow *                                             71,585               344
   Illumina * (A)                                       54,986             1,432
   Immucor * (A)                                        98,925             2,629
   Incyte * (A)                                        232,000               879
   Indevus Pharmaceuticals *                           340,416             1,069
   Inspire Pharmaceuticals *                             7,400                27
   Integra LifeSciences Holdings * (A)                   9,074               323
   InterMune * (A)                                      18,600               197
   Invacare                                             16,100               250
   IPC The Hospitalist *                                36,755               619
   Isis Pharmaceuticals * (A)                           46,332               657
   Kendle International *                                3,100                80
   Landauer                                              2,000               147
   LHC Group *                                          65,263             2,349
   Life Sciences Research *                              8,600                81
   Life Technologies *                                   2,700                63
   Luminex * (A)                                         9,900               211
   Martek Biosciences (A)                               35,167             1,066
   Masimo * (A)                                         47,290             1,411
   Medarex * (A)                                       530,686             2,961
   MedAssets *                                          16,529               241
   Medcath *                                             4,700                49
   Medicines *                                          55,300               815
   Medicis Pharmaceutical, Cl A (A)                     86,500             1,202
   MEDNAX * (A)                                         45,750             1,450
   Mentor                                                6,300               195
   Meridian Bioscience                                   9,400               239
   Merit Medical Systems *                              77,965             1,398
   Metabolix * (A)                                     104,100             1,324
   Micrus Endovascular * (A)                            72,857               846
   Molina Healthcare *                                   1,900                33
   Momenta Pharmaceuticals * (A)                        54,910               637
   MWI Veterinary Supply *                              20,135               543
   Myriad Genetics * (A)                                35,888             2,378
   National Healthcare                                   1,300                66

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   National Research                                       400   $            12
   Natus Medical *                                       4,600                60
   Noven Pharmaceuticals *                               4,900                54
   NuVasive * (A)                                       30,182             1,046
   Obagi Medical Products *                             33,500               250
   Odyssey HealthCare *                                 69,900               647
   Omnicell *                                           51,875               634
   Onyx Pharmaceuticals *                               15,678               536
   Optimer Pharmaceuticals * (A)                        25,510               309
   Orthofix International *                             21,080               323
   OSI Pharmaceuticals * (A)                            24,700               965
   Owens & Minor (A)                                    34,578             1,302
   Pain Therapeutics *                                  11,000                65
   Palomar Medical Technologies *                       12,069               139
   Par Pharmaceutical *                                  1,400                19
   Parexel International *                              17,400               169
   PDL BioPharma                                        47,478               293
   Perrigo (A)                                          31,125             1,006
   Pharmaceutical Product Development                    1,000                29
   PharMerica *                                         34,195               536
   Phase Forward *                                      60,967               763
   Pozen *                                             210,973             1,063
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)                           125,700               286
   PSS World Medical *                                  21,164               398
   Psychiatric Solutions * (A)                          83,500             2,325
   Questcor Pharmaceuticals *                           15,600               145
   Quidel * (A)                                         47,730               624
   Regeneron Pharmaceuticals *                          23,700               435
   Res-Care *                                           50,600               760
   Resmed *                                             11,023               413
   Rigel Pharmaceuticals * (A)                          88,500               708
   Salix Pharmaceuticals *                               1,200                11
   Savient Pharmaceuticals *                             6,100                35
   Seattle Genetics * (A)                               47,809               427
   Sequenom * (A)                                        7,500               149
   Sirona Dental Systems * (A)                          29,800               313
   Somanetics *                                          4,500                74
   STERIS (A)                                           62,810             1,501
   Sucampo Pharmaceuticals, Cl A *                       5,300                30
   Sun Healthcare Group *                               55,100               488
   SurModics *                                           6,500               164
   Symmetry Medical *                                    1,800                14
   Techne                                                2,300               148
   Theravance * (A)                                     90,075             1,116
   Thoratec *                                           39,495             1,283
   TomoTherapy *                                        78,120               186
   TranS1 * (A)                                         19,100               138
   United Therapeutics *                                23,848             1,492
   Valeant Pharmaceuticals International *               4,100                94
   Viropharma *                                         16,700               217
   Volcano * (A)                                        52,210               783
   Waters *                                              1,200                44
   West Pharmaceutical Services                         12,342               466
   Wright Medical Group * (A)                           17,128               350
   XenoPort * (A)                                       24,300               609
   Zoll Medical *                                        3,700                70
                                                                 ---------------
                                                                          88,053
                                                                 ---------------

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
INDUSTRIALS -- 16.4%
   AAON                                                 17,600   $           367
   Aceto                                                 8,400                84
   Actuant, Cl A                                         4,900                93
   Acuity Brands (A)                                    10,000               349
   Administaff                                           3,300                71
   Advanced Battery Technologies *                      13,800                37
   Advisory Board *                                      3,400                76
   Aegean Marine Petroleum Network (A)                 146,823             2,490
   AerCap Holdings *                                   185,150               558
   Aerovironment *                                      10,562               389
   Allegiant Travel * (A)                               10,000               486
   Allen-Vanguard *                                    563,000               100
   Altra Holdings *                                     35,100               278
   Ameron International                                  8,100               510
   Applied Industrial Technologies                      17,300               327
   Applied Signal Technology                            17,100               307
   Argon ST *                                            2,300                43
   Arkansas Best                                         1,900                57
   Astec Industries *                                      400                12
   Axsys Technologies *                                  9,175               503
   AZZ *                                                 1,100                28
   Badger Meter                                          1,000                29
   Barnes Group                                         45,655               662
   Beacon Roofing Supply * (A)                          42,145               585
   Belden                                                  500                10
   Brady, Cl A                                           1,200                29
   Briggs & Stratton                                     7,900               139
   Bucyrus International, Cl A                          29,120               539
   CAI International * (A)                              11,400                36
   Calgon Carbon *                                       1,000                15
   Canadian Solar * (A)                                 67,100               434
   Carlisle                                             21,900               453
   Casella Waste Systems, Cl A *                        22,700                93
   Celadon Group *                                      50,206               428
   Cenveo * (A)                                         30,800               137
   Ceradyne *                                            4,500                91
   Chart Industries *                                   57,800               614
   China Fire & Security Group * (A)                    11,600                79
   CIRCOR International                                 21,500               591
   Clarcor                                              20,155               669
   Clean Harbors *                                      10,950               695
   Colfax *                                             15,600               162
   Comfort Systems USA                                   1,900                20
   Copa Holdings, Cl A                                  32,944               999
   Copart *                                             20,623               561
   Corrections Corp of America *                        41,944               686
   CoStar Group * (A)                                   28,773               948
   CRA International *                                  22,800               614
   Crane                                                65,880             1,136
   Cubic                                                27,800               756
   Curtiss-Wright                                          500                17
   Deluxe                                                2,600                39
   Donaldson                                            12,845               432
   Ducommun                                                600                10
   Duff & Phelps *                                      19,800               379
   Dycom Industries *                                    4,300                35
   Dynamex *                                               500                 7
   Dynamic Materials (A)                                47,600               919
   EMCOR Group *                                        39,600               888

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Energy Conversion Devices * (A)                      28,190   $           711
   Energy Recovery * (A)                                40,100               304
   EnergySolutions                                      88,461               500
   EnPro Industries *                                   16,200               349
   ESCO Technologies *                                   7,044               288
   Evergreen Solar * (A)                               244,100               779
   Force Protection * (A) (B)                          117,000               700
   Forward Air                                          21,225               515
   FTI Consulting *                                     10,100               451
   Fuel Tech * (A)                                      64,900               687
   Gardner Denver *                                     21,060               492
   Genesee & Wyoming, Cl A *                            16,000               488
   Geo Group * (A)                                      56,449             1,018
   GeoEye * (A)                                         30,900               594
   GrafTech International * (A)                         52,900               440
   Graham (A)                                            6,200                67
   GT Solar International *                             78,200               226
   H&E Equipment Services * (A)                         81,800               631
   Hawaiian Holdings * (A)                              64,900               414
   Healthcare Services Group (A)                        41,972               669
   Heartland Express                                     1,100                17
   Heico, Cl A                                          12,064               349
   Hexcel *                                             43,500               322
   Horizon Lines, Cl A                                 101,660               355
   HUB Group, Cl A *                                    28,530               757
   Hubbell, Cl B                                         3,437               112
   Huron Consulting Group *                              5,850               335
   ICF International * (A)                              33,754               829
   Innerworkings *                                     104,453               684
   JA Solar Holdings ADR *                              48,035               210
   JB Hunt Transport Services                           12,400               326
   Kaman                                                 7,100               129
   Kansas City Southern *                               30,890               588
   Kaydon (A)                                           22,300               766
   Kforce *                                             12,100                93
   Kirby *                                               3,600                98
   Knight Transportation                                48,672               785
   Knoll                                               101,735               918
   LaBarge *                                            13,600               195
   Ladish *                                              3,000                42
   Landstar System                                      12,945               498
   LB Foster, Cl A *                                    17,596               550
   Lydall *                                              7,400                43
   M&F Worldwide * (A)                                  19,600               303
   Marten Transport *                                    3,400                65
   MasTec *                                            117,945             1,366
   Mcgrath Rentcorp                                        600                13
   Michael Baker *                                      13,600               502
   Middleby *                                            1,400                38
   Mine Safety Appliances                                3,800                91
   MSC Industrial Direct, Cl A                           9,425               347
   Navigant Consulting *                                 3,100                49
   Nordson                                                 400                13
   Northwest Pipe * (A)                                 10,755               458
   Old Dominion Freight Line *                          64,162             1,826
   Omega Flex                                              500                10
   Orbital Sciences *                                   36,900               721
   Orion Marine Group *                                 72,500               701
   Pacer International (A)                              17,500               183
   Powell Industries *                                   1,300                38
   PRG-Schultz International *                          28,300               115
   Quanta Services *                                   103,782             2,055

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Raven Industries (A)                                 15,980   $           385
   Republic Airways Holdings *                          53,390               569
   Resources Connection *                               43,060               705
   Robbins & Myers                                       3,700                60
   Robert Half International                             5,300               110
   Rollins                                              11,000               199
   RSC Holdings * (A)                                  150,900             1,286
   Rush Enterprises, Cl A *                             88,230               756
   Ryder System                                          1,600                62
   Sauer-Danfoss                                         7,400                65
   Spire * (A)                                          14,874                76
   Standard Parking *                                   50,140               970
   Standard Register                                     5,900                53
   Sun Hydraulics                                        2,500                47
   Sunpower, Cl B *                                      6,973               212
   Sunpower, Cl A * (A)                                 32,600             1,206
   SYKES Enterprises *                                     700                13
   TAL International Group (A)                          46,200               651
   Taser International *                                14,000                74
   TBS International, Cl A * (A)                         7,300                73
   Teledyne Technologies *                              20,300               904
   Tennant                                                 300                 5
   Tetra Tech *                                         31,734               766
   Textainer Group Holdings                             75,900               805
   Thermadyne Holdings *                                14,100                97
   Titan Machinery *                                    30,738               432
   TransDigm Group *                                    15,940               535
   Tredegar                                              3,100                57
   Trex *                                                5,200                86
   Triumph Group                                         5,800               246
   UAL                                                  55,150               608
   Ultralife *                                          18,300               245
   Universal Truckload Services *                          100                 1
   Vitran *                                             44,834               278
   Wabtec (A)                                           29,200             1,161
   Waste Connections *                                   2,200                69
   Watson Wyatt Worldwide, Cl A                         31,630             1,513
   Werner Enterprises                                    1,100                19
   WESCO International *                                23,320               449
   Woodward Governor (A)                                17,200               396
                                                                 ---------------
                                                                          66,563
                                                                 ---------------
INFORMATION TECHNOLOGY -- 25.1%
   ACI Worldwide *                                       5,356                85
   Acme Packet *                                         3,200                17
   Actuate *                                            10,000                30
   Adtran                                                3,700                55
   Advanced Energy Industries *                         71,127               708
   Advent Software * (A)                                32,200               643
   Agilysys                                              1,700                 7
   Akamai Technologies * (A)                           123,012             1,856
   Alvarion * (A)                                      118,100               429
   Ansys *                                              45,135             1,259
   Applied Micro Circuits *                             72,700               286
   Ariba *                                              89,109               643
   Arris Group * (A)                                   218,425             1,736
   Art Technology Group *                              550,863             1,063
   Asyst Technologies *                                391,100                98
   Atheros Communications * (A)                         77,210             1,105
   Atmel *                                             201,335               630
   ATMI *                                               61,747               953
   Avocent *                                             1,300                23

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Bankrate * (A)                                       26,608   $         1,011
   Blackboard * (A)                                     29,565               775
   Blue Coat Systems *                                   8,100                68
   BluePhoenix Solutions *                             111,100               207
   BMC Software *                                          700                19
   Cabot Microelectronics *                              1,600                42
   CACI International, Cl A *                           11,250               507
   Checkpoint Systems *                                  2,500                25
   China Digital TV Holding ADR *                       44,800               375
   Ciena * (A)                                          40,900               274
   Cirrus Logic *                                       26,100                70
   Cogent *                                             12,400               168
   Cognex                                                2,100                31
   Coherent *                                           21,245               456
   CommScope *                                          29,420               457
   Commvault Systems *                                  93,160             1,249
   Compuware *                                           1,600                11
   comScore *                                          138,190             1,762
   Comverge * (A)                                       21,206               104
   Concur Technologies * (A)                            32,183             1,056
   CPI International *                                   3,000                26
   Cree * (A)                                           21,900               348
   CSG Systems International * (A)                      36,400               636
   CTS                                                   8,100                45
   Cybersource * (A)                                    90,135             1,081
   Cymer *                                                 500                11
   Cypress Semiconductor *                              24,430               109
   Daktronics                                            4,700                44
   DealerTrack Holdings * (A)                          154,861             1,841
   DemandTec *                                           1,700                14
   Digi International *                                  5,402                44
   Digital River *                                      13,600               337
   Diodes *                                              3,000                18
   Dolby Laboratories, Cl A *                            2,200                72
   Double-Take Software *                                1,700                15
   DSP Group * (A)                                     107,200               860
   DTS *                                                39,870               732
   Earthlink * (A)                                      83,700               566
   EFJ *                                               100,400               135
   Electronics for Imaging *                             3,900                37
   Emulex *                                             15,200               106
   EPIQ Systems * (A)                                   37,603               628
   Equinix * (A)                                        28,377             1,509
   Euronet Worldwide *                                  79,745               926
   F5 Networks *                                        26,465               605
   Factset Research Systems (A)                         17,885               791
   FARO Technologies *                                     600                10
   Flir Systems *                                       10,300               316
   Formfactor *                                          1,700                25
   Forrester Research *                                    500                14
   GSI Commerce * (A)                                  123,597             1,300
   Hackett Group *                                       4,200                12
   Harmonic *                                            3,800                21
   Harris Stratex Networks, Cl A *                     121,000               624
   Heartland Payment Systems (A)                        15,500               271
   Hittite Microwave *                                   1,700                50
   Imation                                              51,500               699
   Immersion * (A)                                     168,700               994
   Infinera *                                            3,000                27
   infoGROUP                                            10,000                47
   Information Services Group *                        108,680               370
   Infospace                                            39,400               298

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Integral Systems *                                   73,340   $           884
   InterDigital *                                       23,200               638
   Intermec *                                           13,400               178
   Interwoven *                                          3,300                42
   IXYS                                                 38,200               316
   j2 Global Communications *                           33,900               679
   JDA Software Group * (A)                             98,700             1,296
   Kenexa *                                             28,100               224
   Knot * (A)                                          181,275             1,508
   Lexmark International, Cl A *                           900                24
   Liquidity Services *                                    700                 6
   LoopNet *                                            40,900               279
   Mantech International, Cl A *                        14,000               759
   Marchex, Cl A (A)                                   135,200               788
   MAXIMUS                                              18,000               632
   Measurement Specialties *                             1,200                 8
   MercadoLibre *                                          800                13
   Methode Electronics                                  18,100               122
   Micrel                                                4,300                31
   Micros Systems *                                      1,600                26
   Microsemi * (A)                                     135,211             1,709
   MicroStrategy, Cl A *                                 1,800                67
   MIPS Technologies * (A)                             133,900               149
   MKS Instruments * (A)                                39,550               585
   Monolithic Power Systems * (A)                       52,330               660
   Move *                                               27,500                44
   MTS Systems                                             500                13
   Multi-Fineline Electronix * (A)                      31,900               373
   National Instruments                                  9,900               241
   NCI, Cl A *                                           9,600               289
   Ness Technologies *                                  32,400               138
   Net 1 UEPS Technologies *                            76,467             1,048
   Netgear *                                            51,300               585
   Netlogic Microsystems * (A)                          61,571             1,355
   Netscout Systems *                                   44,600               384
   NeuStar, Cl A *                                      24,932               477
   Neutral Tandem *                                      3,700                60
   Novatel Wireless * (A)                              191,617               889
   Nuance Communications * (A)                          88,534               917
   NVE * (A)                                             7,400               193
   Omniture * (A)                                      144,991             1,543
   ON Semiconductor *                                   75,000               255
   Open Text *                                          30,405               916
   OpenTV, Cl A *                                       15,500                19
   OSI Systems *                                        53,500               741
   Parametric Technology *                               8,100               102
   Park Electrochemical                                 26,800               508
   Parkervision * (A)                                   92,600               229
   Perfect World ADR * (A)                              47,820               825
   Perficient *                                          2,800                14
   Pericom Semiconductor *                               3,800                21
   Phoenix Technologies *                               10,180                36
   Plexus *                                              2,900                49
   PLX Technology * (A)                                130,471               224
   PMC - Sierra * (A)                                  145,775               708
   Polycom * (A)                                       130,925             1,769
   Power Integrations (A)                               74,052             1,472
   Presstek * (A)                                       75,722               243
   QLogic *                                             62,455               840
   Quality Systems (A)                                  17,487               763
   Radiant Systems *                                     2,900                10
   Red Hat * (A)                                       191,800             2,536

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Riverbed Technology * (A)                           164,825   $         1,877
   Rogers *                                              1,000                28
   Rudolph Technologies *                              118,100               417
   S1 *                                                 43,500               343
   Sapient *                                           153,594               682
   SAVVIS *                                             62,130               428
   Seachange International *                            77,500               559
   Silicon Image *                                     102,000               428
   Sina * (A)                                           28,810               667
   Skyworks Solutions * (A)                            255,700             1,417
   Sohu.com * (A)                                       10,815               512
   Solera Holdings *                                    41,515             1,000
   Sonic Solutions *                                     5,900                10
   Sonus Networks *                                      6,100                10
   SPSS *                                                2,100                57
   SRA International, Cl A *                            16,400               283
   Standard Microsystems *                               2,800                46
   Starent Networks *                                    3,400                41
   STEC *                                                1,500                 7
   Stratasys * (A)                                      41,238               443
   Super Micro Computer *                               20,400               129
   Switch & Data Facilities *                           54,100               400
   Sybase * (A)                                         91,550             2,268
   Synaptics * (A)                                      46,155               764
   Synchronoss Technologies *                           68,177               727
   Syntel                                                3,000                69
   Take-Two Interactive Software                         1,800                14
   Taleo, Cl A *                                        42,689               334
   TechTarget *                                         36,105               156
   Techwell *                                           20,400               133
   Tekelec * (A)                                        93,020             1,241
   TeleCommunication Systems, Cl A * (A)               137,395             1,180
   TeleTech Holdings *                                     700                 6
   Tellabs *                                           107,900               445
   Terremark Worldwide *                               155,105               603
   Tessera Technologies *                               76,792               912
   THQ *                                               110,776               464
   TNS *                                                27,800               261
   Trident Microsystems *                                5,400                10
   Trimble Navigation *                                 20,645               446
   TriQuint Semiconductor *                            488,800             1,681
   TTM Technologies * (A)                              103,800               541
   Tyler Technologies *                                  9,900               119
   Ultimate Software Group *                            34,467               503
   Ultratech *                                          43,000               514
   United Online                                         6,400                39
   Universal Display * (A)                             113,400             1,072
   Valueclick *                                         14,800               101
   Vasco Data Security International * (A)              61,333               633
   Veeco Instruments *                                   4,800                30
   VistaPrint * (A)                                    162,147             3,018
   Vocus *                                              48,050               875
   Volterra Semiconductor * (A)                         86,225               617
   Websense *                                            9,700               145
   Wind River Systems *                                256,100             2,313
   Zebra Technologies, Cl A *                           27,800               563
   Zygo *                                               55,323               382
                                                                 ---------------
                                                                         102,322
                                                                 ---------------

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
MATERIALS -- 2.5%
   ADA-ES *                                             22,500   $            69
   Airgas                                                3,000               117
   Alpha Natural Resources *                            15,095               244
   AMCOL International (A)                              23,500               492
   Aptargroup                                           14,500               511
   Balchem                                              14,600               364
   Carpenter Technology                                 32,500               668
   China Precision Steel *                              18,600                23
   Crown Holdings *                                     33,560               644
   Ferro                                                15,500               109
   Flotek Industries *                                   3,900                10
   General Steel Holdings * (A)                         39,900               157
   Innophos Holdings                                    38,295               759
   Innospec                                              4,400                26
   Intrepid Potash *                                    21,617               449
   Katanga Mining (Canada) *                            79,700                26
   Koppers Holdings (A)                                 33,035               714
   Olin (A)                                             54,465               985
   Quaker Chemical                                      12,800               210
   Rock-Tenn, Cl A                                      15,100               516
   RTI International Metals * (A)                        9,700               139
   ShengdaTech * (A)                                    13,800                48
   Silgan Holdings                                      14,530               695
   Texas Industries                                        500                17
   Universal Stainless & Alloy *                        35,900               520
   Western Goldfields *                                603,300               935
   Westlake Chemical (A)                                34,075               555
   Zep                                                   7,500               145
                                                                 ---------------
                                                                          10,147
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.3%
   Atlantic Telegraph-Network                            4,700               125
   Cbeyond * (A)                                        53,416               853
   Clearwire, Cl A * (A)                               207,800             1,025
   Fairpoint Communications (A)                        229,300               752
   General Communication, Cl A *                         1,700                14
   Global Crossing *                                    19,600               156
   Iowa Telecommunications Services                      3,200                46
   NTELOS Holdings (A)                                  72,497             1,788
   Premiere Global Services *                           51,100               440
   SBA Communications, Cl A * (A)                      110,915             1,810
   Shenandoah Telecommunications                         8,000               224
   Sierra Wireless *                                   119,400               696
   Syniverse Holdings *                                 86,310             1,031
   tw telecom, Cl A *                                   57,135               484
   USA Mobility                                          2,700                31
                                                                 ---------------
                                                                           9,475
                                                                 ---------------
UTILITIES -- 0.6%
   Allete                                                  500                16
   Black Hills                                             800                22
   Cascal                                               33,400               134
   Cia de Saneamento de Minas Gerais-COPASA
     (Brazil)                                           88,900               717
   ITC Holdings                                         23,023             1,006
   National Fuel Gas                                     1,000                31

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   PNOC Energy Development (Phillippines)            9,864,500   $           394
                                                                 ---------------
                                                                           2,320
                                                                 ---------------
Total Common Stock
   (Cost $565,478) ($ Thousands)                                         397,425
                                                                 ---------------
U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bills
         0.010%, 02/12/09 (D) (F)               $        1,855             1,855
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $1,855) ($ Thousands)                                             1,855
                                                                 ---------------
CONVERTIBLE BONDS -- 0.3%
   Charming Shoppes CV to 65.0233
         1.125%, 05/01/14                                1,125               361
   Nova BioSource CV to 273.2240
        10.000%, 09/30/12                                1,926               385
   Hutchinson Technology CV to 33.5121
         2.250%, 03/15/10                                  700               450
                                                                 ---------------
Total Convertible Bonds
   (Cost $2,770) ($ Thousands)                                             1,196
                                                                 ---------------
EXCHANGE TRADED FUND -- 0.1%
   PowerShares QQQ                                      19,188               571
                                                                 ---------------
Total Exchange Traded Fund
   (Cost $532) ($ Thousands)                                                 571
                                                                 ---------------
PREFERRED STOCK -- 0.1%
   East West Bancorp (D)                                   508               547
                                                                 ---------------
Total Preferred Stock
   (Cost $508) ($ Thousands)                                                 547
                                                                 ---------------
CORPORATE OBLIGATION -- 0.1%

FINANCIALS -- 0.1%
   Scorpio Mining PIPE
         7.000%, 05/05/11 (B) (C)                          462               247
                                                                 ---------------
Total Corporate Obligation
   (Cost $453) ($ Thousands)                                                 247
                                                                 ---------------

                                                   Number of
                                                   Warrants
                                                --------------
WARRANTS -- 0.0%
   Oilsands Quest
      Expires 12/08/09 *                                17,500                 1
   Rentech
      Expires 04/25/12 * (B) (C)                        19,400                 4
   Titanium Asset Management
      Expires  06/21/11 *                              147,800               170
   Victory Acquisition
      Expires 04/30/11 *                               157,010                 2
                                                                 ---------------
Total Warrants
   (Cost $266) ($Thousands)                                                  177
                                                                 ---------------

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small Cap Growth Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
AFFILIATED PARTNERSHIP -- 28.8%
   SEI Liquidity Fund, L.P., 1.350%** ++ (E)       120,437,070   $       117,035
                                                                 ---------------
Total Affiliated Partnership
   (Cost $120,437) ($ Thousands)                                         117,035
                                                                 ---------------
CASH EQUIVALENTS -- 2.3%
   Merrill Lynch EBP Master, 0.08%**                 3,126,150             3,126
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 0.930%** ++             6,262,342             6,262
                                                                 ---------------
Total Cash Equivalents
   (Cost $9,388) ($ Thousands)                                             9,388
                                                                 ---------------
Total Investments -- 129.9%
   (Cost $701,687) ($ Thousands) @                               $       528,441
                                                                 ===============

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                              NUMBER OF                   UNREALIZED
                              CONTRACTS    EXPIRATION    APPRECIATION
TYPE OF CONTRACT            LONG (SHORT)      DATE      ($ THOUSANDS)
----------------            ------------   ----------   -------------
Russell 2000 Index E-MINI        141        Mar-2009         $123
                                                             ====

A summary of restricted securities held by the Fund at December 31, 2008, is as follows:

                                            RIGHT TO                                    % OF
                  NUMBER OF   ACQUISITION    ACQUIRE        COST        MARKET VALUE    NET
DESCRIPTION         SHARES       DATE         DATE     ($ THOUSANDS)   ($ THOUSANDS)   ASSETS
---------------   ---------   -----------   --------   -------------   -------------   ------
BPZ Energy PIPE     57,500       5/07/07     5/07/07       $  302         $  368        0.09%
Force
   Protection      117,000      12/19/06    12/19/06        1,361            700        0.17
Rentech Warrant     19,400       4/20/07     4/20/07           --              4        0.00
Scorpio Mining     461,700       5/02/08     5/02/08          453            247        0.06
Thunderbird
   Resorts PIPE    142,900      11/15/07    11/15/07        1,381            214        0.05
Thunderbird
   Resorts PIPE      3,200       2/06/08     2/06/08           29              5        0.00
Value Creation     121,940       8/10/06     8/10/06        1,491            829        0.21
                                                           ------         ------        ----
                                                           $5,017         $2,367        0.58%
                                                           ======         ======        ====

     Percentages are based on Net Assets of $406,788 ($ Thousands).

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Real Estate Investment Trust.
++   Investment in Affiliated Security.
+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $117,608 ($ Thousands).

(B) Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2008 was $2,367 ($ Thousands) and represented 0.58% of Net Assets.

(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2008 was $1,080 ($ Thousands) and represented 0.27% of net Assets.

(D) Security, or portion thereof has been pledged as collateral on open futures contracts.

(E) This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2008 was $117,035 ($ Thousands).

(F)  The rate reported is the effective yield at time of purchase.

(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "Accredited Investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR -- American Depositary Receipt
Cl  -- Class
CV  -- Convertible Security
L.P.-- Limited Partnership
PIPE -- Private Investment in Public Entity

@ At December 31, 2008, the tax basis cost of the Fund's investments was $701,687 ($ Thousands), and the unrealized appreciation and depreciation were $15,602 ($ Thousands) and ($188,848) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 97.1%

CONSUMER DISCRETIONARY -- 12.5%
   Aaron Rents                                          18,295   $           487
   Abercrombie & Fitch, Cl A                               600                14
   Advance Auto Parts                                   20,000               673
   Aeropostale *                                         1,500                24
   American Axle & Manufacturing Holdings                4,900                14
   American Eagle Outfitters                            23,050               216
   American Greetings, Cl A                             19,700               149
   AnnTaylor Stores *                                      300                 2
   Apollo Group, Cl A *                                  3,300               253
   ArvinMeritor                                         21,100                60
   Autoliv                                              13,800               296
   Autonation * (A)                                      8,315                82
   Bally Technologies *                                  3,100                74
   Barnes & Noble                                        3,200                48
   Bed Bath & Beyond *                                   2,100                53
   Belo, Cl A                                           13,900                22
   Big Lots *                                           14,915               216
   Black & Decker                                        8,000               335
   Blue Nile * (A)                                       4,100               100
   Bob Evans Farms                                         800                16
   BorgWarner                                            4,600               100
   Brinker International                                16,400               173
   Brink's Home Security Holdings *                     30,585               670
   Brunswick                                            24,855               105
   California Pizza Kitchen *                            2,600                28
   Callaway Golf                                        26,000               241
   Capella Education *                                     700                41
   Career Education *                                    5,400                97
   Carmax * (A)                                          2,100                17
   Carter's *                                           17,900               345
   Cato, Cl A                                           24,000               362
   Centex                                                2,300                24
   Charlotte Russe Holding *                             3,000                19
   Cheesecake Factory *                                  6,900                70
   Chico's FAS *                                        89,800               375
   Chipotle Mexican Grill, Cl A * (A)                    7,950               493
   Choice Hotels International                           1,300                39
   Christopher & Banks                                  12,300                69
   Churchill Downs                                         900                36
   Cinemark Holdings                                    15,400               114
   CKE Restaurants                                       2,200                19
   Coinstar *                                            1,200                23
   Collective Brands *                                   2,600                30
   Columbia Sportswear                                     900                32
   Cooper Tire & Rubber                                  6,800                42
   Corinthian Colleges *                                45,665               748
   Cracker Barrel Old Country Store                      9,800               202
   CROCS * (A)                                         122,200               151
   Crown Media Holdings, Cl A *                          1,600                 5
   Deckers Outdoor *                                     8,300               663
   DeVry                                                 1,400                80
   Dick's Sporting Goods *                              11,800               167
   Dollar Tree *                                         6,700               280
   Dover Downs Gaming & Entertainment                      800                 2
   DR Horton                                             5,400                38
   DreamWorks Animation SKG,
      Cl A *                                             8,325               210
   DSW, Cl A *                                           2,600                32

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Ethan Allen Interiors                                 1,200   $            17
   Family Dollar Stores                                  1,299                34
   Finish Line, Cl A                                    26,110               146
   Fisher Communications                                   400                 8
   Foot Locker                                           4,500                33
   Fossil *                                              3,200                53
   Fred's, Cl A                                          2,900                31
   Fuel Systems Solutions *                              5,155               169
   GameStop, Cl A *                                      7,606               165
   Gap                                                  14,600               195
   Goodyear Tire & Rubber *                             23,168               139
   Guess?                                                4,900                75
   Gymboree *                                              100                 3
   Harman International Industries                         802                13
   Hasbro                                               14,100               411
   Hearst-Argyle Television                              3,300                20
   Heelys                                                7,100                16
   Helen of Troy *                                       2,200                38
   Hillenbrand                                           1,700                28
   Hooker Furniture                                     17,800               136
   HOT Topic *                                           8,800                82
   Hovnanian Enterprises, Cl A *                         5,300                 9
   Iconix Brand Group *                                  4,600                45
   Insight Enterprises *                                23,400               161
   Interactive Data                                        900                22
   Interpublic Group *                                   8,075                32
   ITT Educational Services *                            2,459               234
   J Crew Group *                                       16,200               198
   Jackson Hewitt Tax Service                            4,600                72
   Jakks Pacific *                                      12,500               258
   Jarden *                                             27,021               311
   Jones Apparel Group                                  21,722               127
   Journal Communications, Cl A                         39,400                97
   KB Home                                               3,100                42
   K-Swiss, Cl A                                         2,400                27
   Landry's Restaurants                                  7,300                85
   Lennar, Cl A                                         39,400               342
   Limited Brands                                       41,400               416
   Live Nation *                                        40,520               233
   Lululemon Athletica * (A)                            18,500               147
   Martha Stewart Living Omnimedia,
      Cl A * (A)                                        37,400                97
   Matthews International, Cl A                          1,000                37
   MDC Holdings                                          1,100                33
   Mediacom Communications, Cl A *                         700                 3
   Men's Wearhouse                                       3,000                41
   Meredith                                                600                10
   Morningstar *                                           400                14
   National CineMedia                                   35,730               362
   NetFlix * (A)                                        18,430               551
   NVR *                                                   400               183
   OfficeMax                                            37,000               283
   O'Reilly Automotive *                                 2,900                89
   Panera Bread, Cl A * (A)                              7,065               369
   Papa John's International *                           1,400                26
   Penn National Gaming *                               15,300               327
   PetSmart                                              8,100               149
   Phillips-Van Heusen                                  12,400               250
   Polaris Industries (A)                               16,200               464
   Polo Ralph Lauren                                       900                41
   Pool                                                  1,200                22
   Pre-Paid Legal Services *                               800                30
   priceline.com *                                      11,630               857

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Pulte Homes                                          11,265   $           123
   Quiksilver *                                         48,600                89
   RadioShack                                           17,100               204
   Raser Technologies * (A)                              6,400                24
   Regal Entertainment Group, Cl A                      15,600               159
   Rent-A-Center *                                       5,186                92
   RHI Entertainment *                                  29,000               236
   Ross Stores                                          14,720               438
   Ruby Tuesday *                                       34,800                54
   Ryland Group                                          2,100                37
   Sauer-Danfoss                                         4,111                36
   Scholastic                                           21,600               293
   Scientific Games, Cl A *                             22,954               403
   Service International                                 3,400                17
   Skechers U.S.A., Cl A *                               2,500                32
   Snap-On                                               7,360               290
   Sonic *                                               2,200                27
   Sonic Automotive, Cl A                               12,800                51
   Sotheby's                                             4,600                41
   Stage Stores                                         22,900               189
   Stamps.com *                                          4,400                43
   Strayer Education                                     1,375               295
   Systemax                                              2,200                24
   Tempur-Pedic International                            3,600                26
   Texas Roadhouse, Cl A *                               3,400                26
   Thor Industries                                         200                 3
   Tiffany                                              12,400               293
   Toll Brothers *                                       1,329                29
   Tractor Supply *                                      5,700               206
   Tupperware Brands                                     3,600                82
   Tween Brands *                                       10,000                43
   Ulta Salon Cosmetics & Fragrance *                    2,500                21
   Universal Electronics *                               2,400                39
   Urban Outfitters *                                   31,400               470
   Vail Resorts * (A)                                    1,400                37
   VF                                                    8,600               471
   Warnaco Group *                                       1,610                32
   Warner Music Group                                   66,500               201
   Weight Watchers International                         7,200               212
   Whirlpool                                             8,200               339
   Williams-Sonoma                                      14,800               116
   WMS Industries *                                     27,869               750
   Wolverine World Wide                                    600                13
   Wynn Resorts *                                          800                34
   Zumiez *                                              1,800                13
                                                                 ---------------
                                                                          24,837
                                                                 ---------------
CONSUMER STAPLES -- 2.8%
   American Italian Pasta, Cl A *                        1,500                34
   American Oriental Bioengineering *                   23,600               160
   Avon Products                                         5,452               131
   Bare Escentuals *                                    22,100               116
   BJ's Wholesale Club *                                 1,400                48
   Boston Beer, Cl A *                                     800                23
   Casey's General Stores                                7,080               161
   Central Garden and Pet, Cl A *                       10,141                60
   Chattem * (A)                                         3,900               279
   Church & Dwight                                       1,600                90
   Constellation Brands, Cl A *                         28,100               443
   Diamond Foods                                         1,500                30
   Flowers Foods                                        15,035               366

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Fresh Del Monte Produce *                             5,900   $           132
   Hain Celestial Group *                               29,400               561
   Hansen Natural *                                      2,325                78
   J&J Snack Foods                                       1,300                47
   JM Smucker                                            6,200               269
   Lancaster Colony                                      1,000                34
   Lance                                                 1,400                32
   Molson Coors Brewing, Cl B                           10,600               518
   Nash Finch                                            1,000                45
   NBTY *                                                1,200                19
   Pepsi Bottling Group                                 14,200               320
   PepsiAmericas                                         7,900               161
   Prestige Brands Holdings *                            5,100                54
   Ralcorp Holdings *                                    5,100               298
   Ruddick                                               4,567               126
   SUPERVALU                                            20,900               305
   Tootsie Roll Industries                               1,000                26
   TreeHouse Foods *                                     1,800                49
   Tyson Foods, Cl A                                     2,200                19
   United Natural Foods *                                  900                16
   Universal                                             6,600               197
   Village Super Market, Cl A                              400                23
   WD-40                                                   900                25
   Whole Foods Market (A)                               19,800               187
                                                                 ---------------
                                                                           5,482
                                                                 ---------------
ENERGY -- 4.8%
   APCO Argentina                                        1,000                27
   Arch Coal                                               900                15
   Arena Resources *                                       750                21
   Atwood Oceanics *                                    17,600               269
   Berry Petroleum, Cl A                                 1,000                 8
   Bill Barrett *                                        1,000                21
   Bristow Group *                                       2,900                78
   Cameron International *                               2,850                58
   CARBO Ceramics                                          800                28
   Cimarex Energy                                        8,700               233
   Comstock Resources *                                  2,200               104
   Concho Resources *                                   27,800               634
   Consol Energy                                           900                26
   Continental Resources *                               3,600                75
   Core Laboratories                                     3,800               227
   Denbury Resources *                                   9,000                98
   Dresser-Rand Group *                                 18,340               316
   Dril-Quip *                                           1,200                25
   Encore Acquisition *                                  1,400                36
   EOG Resources                                           500                33
   Exterran Holdings *                                   1,052                22
   FMC Technologies *                                   16,820               401
   Forest Oil *                                          3,459                57
   Foundation Coal Holdings                             17,925               251
   Frontline (A)                                         5,300               157
   General Maritime                                      1,876                20
   Global Industries *                                  53,900               188
   GMX Resources *                                       1,075                27
   Goodrich Petroleum *                                  7,200               216
   Gulf Island Fabrication                               1,200                17
   Gulfmark Offshore *                                   1,000                24
   Harvest Natural Resources *                           2,600                11
   Helmerich & Payne                                     9,700               221
   Hercules Offshore *                                  24,000               114
   Hess                                                  1,100                59
   Hugoton Royalty Trust                                 3,750                60

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   ION Geophysical *                                    49,300   $           169
   Knightsbridge Tankers                                 1,400                21
   Mariner Energy *                                      8,674                89
   Massey Energy                                           969                13
   McMoRan Exploration *                                 2,010                20
   National Oilwell Varco *                              1,800                44
   Newfield Exploration *                                3,400                67
   Noble                                                 7,000               155
   Nordic American Tanker Shipping, Cl US                1,100                37
   Oceaneering International *                           3,150                92
   Oil States International *                              700                13
   Overseas Shipholding Group                            6,800               286
   Patriot Coal *                                          480                 3
   Patterson-UTI Energy                                 14,100               162
   Peabody Energy                                        1,500                34
   Penn Virginia                                         5,400               140
   PetroHawk Energy *                                   30,000               469
   Petroleum Development *                               2,050                49
   Pioneer Drilling *                                   20,200               112
   Plains Exploration & Production *                     3,625                84
   Precision Drilling Trust                                867                 7
   Range Resources                                       8,200               282
   Rosetta Resources *                                   2,900                21
   Rowan                                                 9,500               151
   RPC                                                   3,375                33
   SEACOR Holdings *                                     4,800               320
   Smith International                                   1,079                25
   Southwestern Energy *                                 1,000                29
   Stone Energy *                                        1,464                16
   Sunoco                                                6,400               278
   Superior Energy Services *                           16,300               260
   Swift Energy *                                       14,900               251
   Tesoro                                               18,100               238
   Tetra Technologies *                                 51,250               249
   Tidewater                                             7,520               303
   Ultra Petroleum *                                       900                31
   Unit *                                                5,675               152
   USEC * (A)                                           51,000               229
   W&T Offshore                                          2,250                32
   Whiting Petroleum *                                   7,400               248
   Willbros Group *                                      1,900                16
   Williams                                              2,985                43
   World Fuel Services                                     800                30
                                                                 ---------------
                                                                           9,480
                                                                 ---------------
FINANCIALS -- 17.4%
   1st Source                                            1,000                24
   Abington Bancorp                                      3,900                36
   Acadia Realty Trust +                                 1,200                17
   Advance America Cash Advance Centers                 34,500                65
   Advanta, Cl B                                         4,900                10
   Affiliated Managers Group *                           9,400               394
   Alexander's +                                           100                25
   Alexandria Real Estate Equities +                       200                12
   Allied Capital                                       30,900                83
   Allied World Assurance Holdings                       2,800               114
   AMB Property +                                        3,200                75
   American Financial Group                             28,090               643
   AmeriCredit *                                        20,000               153
   Ameriprise Financial                                  9,000               210
   Amerisafe *                                           1,900                39

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Annaly Capital Management +                          17,100   $           271
   Anthracite Capital +                                  6,100                14
   Anworth Mortgage Asset +                             34,400               221
   AON                                                   3,100               142
   Ares Capital                                          8,200                52
   Argo Group International Holdings *                   2,100                71
   Aspen Insurance Holdings                             29,700               720
   Associated Banc-Corp                                  5,100               107
   Assured Guaranty                                      2,700                31
   Astoria Financial                                    18,118               299
   Banco Latinoamericano de Exportaciones, Cl E         16,100               231
   Bancorpsouth                                          2,700                63
   Bank Mutual                                           6,900                80
   Bank of Hawaii                                          400                18
   Beneficial Mutual Bancorp *                           2,000                22
   BioMed Realty Trust +                                 2,900                34
   BlackRock                                               896               120
   Blackstone Group                                     89,900               587
   Boston Private Financial Holdings                     5,300                36
   BRE Properties, Cl A +                                  400                11
   California First National Bancorp                       800                 5
   Capital City Bank Group                               1,400                38
   Capital Southwest                                       200                22
   Capitol Federal Financial                             7,010               320
   Capstead Mortgage +                                   4,000                43
   Cash America International                              600                16
   Castlepoint Holdings                                  5,600                76
   Cathay General Bancorp                                3,900                93
   CB Richard Ellis Group, Cl A *                       39,700               172
   Cedar Shopping Centers +                              5,900                42
   Central Pacific Financial                            16,200               163
   Chemical Financial                                    5,500               153
   Cincinnati Financial                                  6,400               186
   CIT Group                                            10,400                47
   City Bank                                             1,632                 8
   City National                                        10,100               492
   Clifton Savings Bancorp                               4,200                50
   CME Group                                               104                22
   Colonial BancGroup                                    9,100                19
   Columbia Banking System                               5,928                71
   Comerica                                             13,600               270
   Commerce Bancshares                                   1,386                61
   Corporate Office Properties Trust +                   5,500               169
   Cowen Group *                                         4,600                29
   Credit Acceptance *                                   1,400                19
   Cullen/Frost Bankers                                 12,400               628
   CVB Financial                                         7,500                89
   Discover Financial Services                           6,800                65
   Dollar Financial *                                    1,900                20
   E*Trade Financial *                                  16,100                18
   East West Bancorp                                    12,400               198
   Eaton Vance                                           5,879               124
   eHealth *                                             4,900                65
   EMC Insurance Group                                   3,420                88
   Employers Holdings                                    5,000                82
   Encore Capital Group *                               19,100               137
   Endurance Specialty Holdings                          2,525                77
   Entertainment Properties Trust +                        800                24
   Equity Lifestyle Properties +                         1,600                61
   Equity One + (A)                                      6,600               117
   Essex Property Trust +                                2,100               161

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Everest Re Group                                      4,400   $           335
   Extra Space Storage +                                 6,900                71
   FBL Financial Group, Cl A                             2,700                42
   FBR Capital Markets *                                 7,400                36
   FCStone Group *                                       9,900                44
   Federal Realty Investment Trust +                       300                19
   Federated Investors, Cl B                             5,700                97
   Fidelity National Financial, Cl A                    16,900               300
   Financial Federal                                    12,000               279
   Financial Institutions                                1,900                27
   First American                                       26,100               754
   First Commonwealth Financial                          9,400               116
   First Financial Bancorp                              11,478               142
   First Financial Bankshares                            3,255               180
   First Horizon National                                9,131                96
   First Midwest Bancorp                                17,700               353
   First Niagara Financial Group                        42,400               686
   FirstMerit                                            2,300                47
   Flagstone Reinsurance Holdings                        6,400                63
   Flushing Financial                                    1,500                18
   FNB (Pennsylvania)                                    3,000                40
   Forestar Group *                                     14,800               141
   Franklin Street Properties +                          5,800                86
   Frontier Financial                                   13,176                57
   Getty Realty +                                        3,100                65
   Glacier Bancorp                                       3,000                57
   Greenhill                                             2,600               181
   Hancock Holding                                       3,600               164
   Hanover Insurance Group                              22,691               975
   Harleysville Group                                    1,200                42
   Harleysville National                                 3,300                48
   Hatteras Financial +                                  2,500                66
   HCC Insurance Holdings                                5,200               139
   Health Care +                                         2,100                89
   Healthcare Realty Trust +                             3,100                73
   Hercules Technology Growth Capital                    5,500                44
   Hersha Hospitality Trust +                           43,200               130
   Highwoods Properties +                                  600                16
   Hilltop Holdings *                                    6,500                63
   Hospitality Properties Trust +                       13,800               205
   HRPT Properties Trust +                             100,800               340
   Hudson City Bancorp                                   2,400                38
   Huntington Bancshares                                41,100               315
   IBERIABANK                                              400                19
   Infinity Property & Casualty                          3,500               164
   Inland Real Estate +                                 15,000               195
   IntercontinentalExchange *                            1,235               102
   Invesco                                              16,200               234
   Investment Technology Group *                         1,000                23
   Investors Real Estate Trust +                         6,600                71
   IPC Holdings                                         10,400               311
   Janus Capital Group                                   9,700                78
   Jefferies Group                                      29,900               420
   Jones Lang LaSalle                                    1,700                47
   Kearny Financial                                      1,100                14
   Kilroy Realty +                                       2,875                96
   Kite Realty Group Trust +                             3,700                21
   Knight Capital Group, Cl A *                          2,300                37
   LaSalle Hotel Properties +                            6,500                72
   Lazard, Cl A                                          4,975               148
   Leucadia National                                     1,000                20
   LTC Properties +                                      3,100                63

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Mack-Cali Realty +                                    9,500   $           233
   Markel *                                                300                90
   Max Capital Group                                     2,000                35
   MBIA                                                 10,800                44
   MCG Capital                                          15,400                11
   Meadowbrook Insurance Group                          40,100               258
   Meruelo Maddux Properties *                         211,900               263
   MF Global *                                           7,700                16
   MFA Financial +                                      92,800               547
   MGIC Investment                                      19,300                67
   Mid-America Apartment Communities +                   1,300                48
   Montpelier Re Holdings                               21,800               366
   MSCI, Cl A *                                         36,700               652
   NASDAQ OMX Group *                                   37,900               936
   National Health Investors +                           7,700               211
   National Retail Properties +                          1,000                17
   Nationwide Health Properties +                       11,100               319
   Navigators Group *                                    2,263               124
   NBT Bancorp                                           1,200                34
   Nelnet, Cl A                                          2,900                41
   New York Community Bancorp                            2,723                33
   NewAlliance Bancshares                               10,200               134
   NewStar Financial *                                   5,000                20
   Northfield Bancorp                                      800                 9
   NorthStar Realty Finance +                           15,053                59
   Northwest Bancorp                                       400                 8
   NYSE Euronext                                        14,375               394
   Och-Ziff Capital Management Group, Cl A              35,600               183
   Ocwen Financial *                                     4,200                39
   Old National Bancorp                                  6,600               120
   Omega Healthcare Investors +                          5,100                81
   optionsXpress Holdings                                2,400                32
   Oriental Financial Group                             13,000                79
   Pacific Capital Bancorp (A)                           3,200                54
   PacWest Bancorp                                       1,900                51
   Park National                                         2,400               172
   PartnerRe                                             5,600               399
   PennantPark Investment                                4,500                16
   Penson Worldwide *                                    5,500                42
   People's United Financial                            15,224               271
   PHH *                                                69,251               882
   Platinum Underwriters Holdings                       17,600               635
   Plum Creek Timber +                                   1,200                42
   PMA Capital, Cl A *                                   3,000                21
   Popular (A)                                          23,100               119
   Portfolio Recovery Associates *                         500                17
   Potlatch +                                              900                23
   ProAssurance *                                        2,200               116
   Prospect Capital                                      2,900                35
   Provident Bankshares                                 28,690               277
   PS Business Parks +                                   1,100                49
   Public Storage +                                      1,475               117
   RAIT Financial Trust + (A)                           42,000               109
   Rayonier +                                            9,050               284
   Realty Income +                                       4,300               100
   Regions Financial                                    30,400               242
   RenaissanceRe Holdings                                7,300               376
   RLI                                                   1,500                92
   S&T Bancorp                                           3,600               128
   Safety Insurance Group                                1,570                60
   Sandy Spring Bancorp                                  2,500                55

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Saul Centers +                                        1,300   $            51
   SeaBright Insurance Holdings *                        2,705                32
   Selective Insurance Group                             5,600               128
   South Financial Group (A)                            14,900                64
   Sovran Self Storage +                                 3,400               122
   St. Joe *                                             2,851                69
   StanCorp Financial Group                              7,500               313
   State Auto Financial                                    900                27
   State Street                                            452                18
   Sterling Bancshares                                   1,100                 7
   Sterling Financial                                    6,700                59
   Sun Communities +                                     1,800                25
   Sunstone Hotel Investors +                           25,800               160
   Susquehanna Bancshares                                5,000                80
   SVB Financial Group *                                 6,025               158
   SWS Group                                             7,600               144
   Tanger Factory Outlet Centers +                       1,200                45
   TD Ameritrade Holding *                              22,529               321
   Tower Group                                           3,300                93
   Trustco Bank NY                                      19,900               189
   Trustmark                                             1,800                39
   UCBH Holdings                                       132,100               909
   UMB Financial                                         2,785               137
   Umpqua Holdings                                       3,100                45
   United Community Banks                               13,799               187
   United Fire & Casualty                                1,200                37
   Unitrin                                              13,000               207
   Universal Health Realty Income Trust +                  300                10
   Unum Group                                           24,000               446
   Ventas +                                              1,400                47
   Waddell & Reed Financial, Cl A                        1,000                15
   Washington Federal                                    6,900               103
   Washington Real Estate Investment Trust +             1,600                45
   Westamerica Bancorporation (A)                        5,115               262
   Western Alliance Bancorp *                            5,000                50
   Westfield Financial                                   2,625                27
   Whitney Holding                                      15,299               245
   Willis Group Holdings                                   238                 6
   Wilmington Trust                                      2,200                49
   WR Berkley                                           10,700               332
   Zenith National Insurance                             1,200                38
   Zions Bancorporation                                  6,900               169
                                                                 ---------------
                                                                          34,581
                                                                 ---------------
HEALTH CARE -- 13.6%
   Abaxis *                                              2,200                35
   Accelrys *                                           51,000               222
   Advanced Medical Optics *                            51,625               341
   Affymetrix *                                          5,300                16
   Albany Molecular Research *                           7,000                68
   Alexion Pharmaceuticals *                             8,890               322
   Align Technology *                                    8,465                74
   Alkermes *                                           21,105               225
   Amedisys *                                            5,200               215
   American Medical Systems Holdings *                   2,300                21
   AMERIGROUP *                                          3,420               101
   Amsurg *                                              3,500                82
   Amylin Pharmaceuticals *                              7,200                78
   Analogic                                              1,174                32
   Angiodynamics *                                       2,500                34

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Assisted Living Concepts, Cl A *                      2,800   $            12
   Beckman Coulter                                         500                22
   Biogen Idec *                                         3,100               148
   BioMarin Pharmaceuticals *                           29,700               529
   Bio-Rad Laboratories, Cl A *                            600                45
   Boston Scientific *                                  23,600               183
   Bruker BioSciences *                                 48,600               196
   Cambrex *                                            92,200               426
   Celera *                                             16,500               184
   Celgene *                                               622                34
   Cephalon *                                            4,611               355
   Cerner *                                                400                15
   Charles River Laboratories International *           14,350               376
   Chemed                                               13,264               528
   Community Health Systems *                           19,700               287
   Computer Programs & Systems                             820                22
   Conmed *                                              2,000                48
   Cooper                                               41,235               676
   Corvel *                                                693                15
   Covance *                                             7,075               326
   Coventry Health Care *                               26,700               397
   Cubist Pharmaceuticals *                             34,100               824
   CV Therapeutics *                                    22,365               206
   Cyberonics *                                         12,450               206
   Cypress Bioscience *                                  7,700                53
   Dentsply International                                9,900               280
   Dionex *                                                500                22
   Discovery Laboratories *                             29,000                32
   Eclipsys *                                            3,096                44
   Edwards Lifesciences *                                6,640               365
   Endo Pharmaceuticals Holdings *                       4,800               124
   Enzo Biochem *                                        5,500                27
   Enzon Pharmaceuticals *                               2,600                15
   eResearchTechnology *                                11,048                73
   ev3 *                                                 3,295                20
   Exelixis *                                            6,300                32
   Express Scripts *                                       700                38
   Facet Biotech *                                         620                 6
   Forest Laboratories *                                15,375               392
   Gen-Probe *                                           6,400               274
   Gentiva Health Services *                            10,910               319
   Genzyme *                                             1,402                93
   Geron *                                               8,900                42
   Greatbatch *                                         12,500               331
   GTx *                                                 1,500                25
   Haemonetics *                                           700                39
   Halozyme Therapeutics *                               2,600                15
   Hanger Orthopedic Group *                            15,725               228
   Health Management Associates, Cl A *                  8,400                15
   Health Net *                                         45,925               500
   Healthsouth *                                         3,300                36
   Healthspring *                                        1,900                38
   Healthways *                                          3,095                36
   Henry Schein *                                          300                11
   Hill-Rom Holdings                                     5,200                86
   HLTH *                                                5,900                62
   Hologic *                                             9,684               127
   Humana *                                              4,200               157
   Idexx Laboratories *                                  5,100               184
   Illumina *                                           28,540               743
   Immucor *                                            20,400               542

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Integra LifeSciences Holdings *                         600   $            21
   InterMune *                                           2,500                26
   Intuitive Surgical *                                    850               108
   Inverness Medical Innovations *                      17,693               335
   Isis Pharmaceuticals *                                3,900                55
   Kendle International *                                2,200                57
   Kindred Healthcare *                                  3,227                42
   Kinetic Concepts *                                   15,700               301
   King Pharmaceuticals *                               23,700               252
   Laboratory Corp of America Holdings *                 5,500               354
   Landauer                                                600                44
   LHC Group *                                           3,000               108
   Life Technologies *                                  12,679               296
   LifePoint Hospitals *                                10,575               242
   Lincare Holdings *                                    9,200               248
   Luminex *                                             1,000                21
   Magellan Health Services *                            8,893               348
   Martek Biosciences                                    6,200               188
   Masimo *                                              6,300               188
   Maxygen *                                             3,100                28
   Medarex *                                           195,275             1,090
   MedAssets *                                           9,300               136
   Medicines *                                           2,200                32
   Medicis Pharmaceutical, Cl A                         29,400               409
   MEDNAX *                                              6,600               209
   Meridian Bioscience                                   5,000               127
   Merit Medical Systems *                              16,230               291
   Metabolix * (A)                                      40,900               520
   Millipore *                                             800                41
   Molecular Insight Pharmaceuticals *                   2,203                 9
   Momenta Pharmaceuticals *                            13,485               156
   Mylan Laboratories * (A)                             27,035               267
   Myriad Genetics *                                     8,805               583
   National Healthcare                                     300                15
   Nektar Therapeutics *                                 9,000                50
   Nighthawk Radiology Holdings *                        3,300                16
   NuVasive *                                            1,300                45
   Omnicell *                                            1,831                22
   Onyx Pharmaceuticals *                                2,100                72
   Orexigen Therapeutics *                                 100                 1
   OSI Pharmaceuticals *                                 4,318               169
   Owens & Minor                                         2,285                86
   Palomar Medical Technologies *                        3,900                45
   Par Pharmaceutical *                                  3,870                52
   Parexel International *                              32,700               318
   Patterson *                                           8,000               150
   PDL BioPharma                                         3,100                19
   PerkinElmer                                          10,500               146
   Perrigo                                              11,205               362
   Pharmaceutical Product Development                   10,300               299
   Pharmacopeia *                                       29,750                52
   PharMerica *                                         25,500               400
   Phase Forward *                                       2,500                31
   PSS World Medical * (A)                               1,400                26
   Psychiatric Solutions *                              15,070               420
   Quidel *                                              2,700                35
   Resmed *                                              5,665               212
   Salix Pharmaceuticals *                               3,300                29
   Seattle Genetics *                                    2,600                23
   Sirona Dental Systems *                              26,659               280

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Somanetics *                                          4,100   $            68
   STERIS                                                1,700                41
   Sun Healthcare Group *                               30,100               266
   SurModics * (A)                                       1,100                28
   Symmetry Medical *                                   23,800               190
   Techne                                                3,000               194
   Teva Pharmaceutical Industries ADR                      188                 8
   Theravance *                                          2,300                28
   Thermo Fisher Scientific *                            1,600                55
   Thoratec *                                           11,700               380
   TranS1 * (A)                                          7,100                51
   Valeant Pharmaceuticals International *               4,000                92
   Varian *                                             16,200               543
   Varian Medical Systems *                              6,000               210
   VCA Antech *                                            800                16
   Vertex Pharmaceuticals *                              1,300                39
   Viropharma *                                          8,000               104
   Virtual Radiologic * (A)                              2,000                17
   Vnus Medical Technologies *                           2,800                45
   Volcano *                                            14,990               225
   Waters *                                              1,725                63
   Watson Pharmaceuticals *                             14,400               383
   WellCare Health Plans *                               8,200               105
   Wright Medical Group *                                2,300                47
   Zoll Medical *                                        3,100                59
                                                                 ---------------
                                                                          27,116
                                                                 ---------------
INDUSTRIALS -- 17.2%
   AAON                                                  1,500                31
   Actuant, Cl A                                        29,052               552
   Acuity Brands                                         4,534               158
   Advisory Board *                                      7,500               167
   AGCO *                                               10,370               245
   Aircastle                                            14,800                71
   Albany International, Cl A                            2,884                37
   Alexander & Baldwin                                   2,039                51
   Alliant Techsystems *                                   688                59
   American Superconductor * (A)                         2,200                36
   Ametek                                                7,150               216
   Ampco-Pittsburgh                                      8,000               174
   AO Smith                                              7,000               207
   Applied Industrial Technologies                       1,050                20
   Arkansas Best                                         7,200               217
   Axsys Technologies *                                  2,585               142
   Baldor Electric                                       1,300                23
   Beacon Roofing Supply *                              17,950               249
   Blount International *                                2,475                23
   BlueLinx Holdings * (A)                               9,000                17
   Bowne                                                24,194               142
   Brady, Cl A                                           1,600                38
   Briggs & Stratton                                    20,900               368
   Brink's                                              33,185               892
   Bucyrus International, Cl A                           8,220               152
   C.H. Robinson Worldwide                               1,800                99
   Ceradyne *                                            1,900                39
   Chart Industries *                                    9,400               100
   Clarcor                                               1,600                53
   CNH Global                                            3,060                48
   Columbus McKinnon *                                   3,049                42
   Copart *                                                600                16
   CoStar Group *                                          600                20

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Crane                                                24,700   $           426
   Cummins                                               9,500               254
   Curtiss-Wright                                        5,200               174
   Danaos                                               12,900                88
   Delta Air Lines *                                    42,425               486
   Deluxe                                               33,900               507
   Donaldson                                               600                20
   Dover                                                 9,200               303
   Dun & Bradstreet                                      6,949               537
   Dycom Industries *                                    6,600                54
   Dynamic Materials                                     8,800               170
   EMCOR Group *                                         6,414               144
   Energy Conversion Devices * (A)                       5,780               146
   Ennis                                                 2,800                34
   EnPro Industries *                                   11,900               256
   Equifax                                               8,417               223
   ESCO Technologies *                                  10,810               443
   Esterline Technologies *                              7,300               277
   Evergreen Solar * (A)                               100,600               321
   Expeditors International of Washington                3,500               116
   Fastenal                                                900                32
   Federal Signal                                          900                 7
   Flowserve                                             1,100                57
   Force Protection *                                    6,000                36
   Forward Air                                             900                22
   FTI Consulting *                                      7,500               335
   G&K Services                                            800                16
   Gardner Denver *                                     20,370               475
   GATX                                                  4,300               133
   Genco Shipping & Trading                                553                 8
   GenCorp *                                             7,725                28
   Genesee & Wyoming, Cl A *                            11,100               338
   Geo Group *                                           5,088                92
   Goodrich                                              9,400               348
   Gorman-Rupp                                           1,250                39
   Graco                                                   500                12
   GrafTech International *                             17,300               144
   Granite Construction                                  3,100               136
   GT Solar International *                             32,400                94
   H&E Equipment Services *                              2,875                22
   Harsco                                                3,200                89
   Heartland Express                                       600                 9
   Herman Miller                                         1,200                16
   Hertz Global Holdings *                               4,532                23
   Hexcel *                                             18,500               137
   HNI                                                   2,000                32
   HUB Group, Cl A *                                    17,910               475
   Hubbell, Cl B                                        23,500               768
   Huron Consulting Group *                              4,000               229
   IDEX                                                 10,300               249
   IHS, Cl A *                                          10,000               374
   Interline Brands *                                    2,100                22
   ITT                                                   7,900               363
   Jacobs Engineering Group *                            3,749               180
   JB Hunt Transport Services                           18,000               473
   John Bean Technologies                                  777                 6
   Joy Global                                            1,800                41
   Kaman                                                 2,407                44
   Kansas City Southern *                               22,080               421
   Kaydon                                                9,600               330
   KBR                                                  23,569               358
   Kelly Services, Cl A                                 13,600               177

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Kennametal                                              800   $            18
   Kirby *                                              12,504               342
   Knoll                                                14,000               126
   Korn/Ferry International *                            2,200                25
   Ladish *                                             25,717               356
   Landstar System                                       2,000                77
   Lennox International                                 16,900               546
   Lincoln Electric Holdings                             6,295               321
   Lydall *                                              4,400                25
   Manitowoc                                             6,500                56
   Manpower                                              5,600               190
   MasTec *                                             22,750               264
   Mcgrath Rentcorp                                      1,200                26
   Mine Safety Appliances                               14,300               342
   Monster Worldwide *                                  10,700               129
   Moog, Cl A *                                          2,300                84
   MSC Industrial Direct, Cl A                           1,200                44
   Mueller Industries                                   14,900               374
   Mueller Water Products, Cl A                          2,000                17
   Navigant Consulting *                                10,800               171
   Navistar International *                              7,200               154
   Nordson                                               1,000                32
   Old Dominion Freight Line *                           1,350                38
   Orbital Sciences *                                   18,700               365
   Otter Tail                                            1,500                35
   Owens Corning *                                       8,930               155
   Pall                                                 30,650               871
   Parker Hannifin                                       9,600               408
   Pentair                                               7,900               187
   Perini *                                              1,800                42
   Quanex Building Products                              2,700                25
   Quanta Services *                                    38,436               761
   RBC Bearings *                                        1,200                24
   Regal-Beloit                                          6,900               262
   Republic Airways Holdings *                          22,455               239
   Republic Services                                     1,035                26
   Resources Connection *                               47,509               778
   Robert Half International                             1,300                27
   Rollins                                               8,100               147
   Roper Industries                                      2,400               104
   RR Donnelley & Sons                                   1,500                20
   RSC Holdings *                                        1,300                11
   Ryder System                                         39,770             1,542
   School Specialty *                                      900                17
   Seaboard                                                 89               106
   Shaw Group *                                          1,100                23
   Skywest                                               2,400                45
   Southwest Airlines                                   30,000               259
   Spirit Aerosystems Holdings, Cl A *                   1,900                19
   SPX                                                   4,800               195
   Standard Register                                     4,364                39
   Steelcase, Cl A                                      43,200               243
   Stericycle *                                          6,210               324
   Sunpower, Cl A * (A)                                 15,800               585
   Sunpower, Cl B *                                        959                29
   Suntech Power Holdings ADR * (A)                     12,200               143
   SYKES Enterprises *                                  39,747               760
   TAL International Group                               2,200                31
   Tecumseh Products, Cl A *                            29,300               281
   Teledyne Technologies *                              11,200               499
   Teleflex                                              5,200               261

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Tetra Tech *                                          1,300   $            31
   Textron                                              12,500               173
   Thomas & Betts *                                      6,100               146
   Timken                                                8,700               171
   Toro                                                  1,400                46
   TrueBlue *                                              700                 7
   UAL                                                   6,800                75
   Ultralife *                                           2,500                33
   United Rentals *                                     15,149               138
   United Stationers *                                  10,012               335
   United Technologies                                   1,085                58
   Universal Forest Products                             2,200                59
   URS *                                                13,700               559
   UTI Worldwide                                         3,100                45
   Viad                                                  1,200                30
   Wabash National                                       2,000                 9
   Wabtec                                                8,337               331
   Walter Industries                                     1,800                31
   Waste Connections *                                  17,634               557
   Waste Services *                                      4,300                28
   Watsco                                                5,400               207
   Watson Wyatt Worldwide, Cl A                         12,413               594
   Watts Water Technologies, Cl A                        1,800                45
   Woodward Governor                                     1,200                28
   YRC Worldwide * (A)                                  17,300                50
                                                                 ---------------
                                                                          34,304
                                                                 ---------------
INFORMATION TECHNOLOGY -- 18.7%
   3Com *                                              132,200               301
   Activision Blizzard *                                 1,500                13
   Acxiom                                                  800                 6
   Advanced Analogic Technologies *                      8,675                26
   Advanced Energy Industries *                            700                 7
   Advanced Micro Devices *                             13,000                28
   Advent Software * (A)                                13,200               264
   Akamai Technologies *                                 9,806               148
   Alliance Data Systems *                               5,900               275
   Alliance Semiconductor                               32,500                16
   Amkor Technology *                                   29,900                65
   Anixter International *                               3,700               111
   Ansys *                                               8,300               231
   Applied Micro Circuits *                             42,325               166
   Ariba *                                               2,700                20
   ARM Holdings ADR                                     98,100               378
   Arris Group *                                        77,900               619
   Arrow Electronics *                                   1,000                19
   Aspen Technology *                                    3,200                24
   Atheros Communications *                             17,695               253
   Atmel *                                               7,400                23
   Autodesk *                                            1,000                20
   Avnet *                                               9,000               164
   Black Box                                             8,000               209
   Blackboard *                                         10,660               280
   BMC Software *                                        1,700                46
   Broadridge Financial Solutions                       33,400               419
   Brocade Communications Systems *                    131,100               367
   Cabot Microelectronics *                              1,300                34
   CACI International, Cl A *                              900                41
   Cadence Design Systems *                             28,700               105
   Checkpoint Systems *                                  6,077                60
   China Digital TV Holding ADR *                        9,500                80
   Ciena *                                              16,900               113

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Cirrus Logic *                                        7,687   $            21
   Citrix Systems *                                      4,221                99
   Cognex                                               17,900               265
   Cognizant Technology Solutions, Cl A *                1,800                32
   Cogo Group *                                          4,000                19
   Coherent *                                            5,745               123
   CommScope *                                           1,000                16
   Commvault Systems *                                  21,500               288
   Computer Sciences *                                   9,800               344
   Comtech Telecommunications *                          1,000                46
   Comverse Technology *                                77,200               483
   Convergys *                                          17,000               109
   Cree *                                                2,449                39
   CSG Systems International *                          10,234               179
   CTS                                                  48,750               269
   Cymer *                                               5,801               127
   Cypress Semiconductor *                               3,500                16
   DealerTrack Holdings *                                2,300                27
   Diebold                                               2,875                81
   Digital River *                                         900                22
   Dolby Laboratories, Cl A *                           11,600               380
   DST Systems *                                         2,900               110
   Echelon *                                             2,600                21
   Electronics for Imaging *                             7,590                73
   Emulex *                                                800                 6
   Epicor Software *                                     4,600                22
   Equinix *                                             3,200               170
   Euronet Worldwide *                                   1,600                19
   F5 Networks *                                        16,180               370
   Factset Research Systems (A)                          8,385               371
   Fair Isaac                                           26,200               442
   FEI *                                                 1,500                28
   Fidelity National Information Services                  900                15
   Flextronics International *                          61,700               158
   Flir Systems *                                       16,910               519
   Formfactor *                                          2,500                37
   Forrester Research *                                    900                25
   Gartner *                                            23,314               416
   Gevity HR                                            48,900                74
   Global Payments                                       7,550               248
   GSI Commerce *                                       95,516             1,005
   Harris                                                  800                30
   Harris Stratex Networks, Cl A *                         400                 2
   Heartland Payment Systems                             5,935               104
   Hewitt Associates, Cl A *                            12,434               353
   IAC *                                                 4,750                75
   Ikanos Communications *                              56,800                72
   Immersion *                                          70,000               412
   Infinera *                                            3,000                27
   Informatica *                                         2,900                40
   Ingram Micro, Cl A *                                  1,200                16
   Integral Systems *                                   13,570               163
   Integrated Device Technology *                       42,900               241
   InterDigital *                                        1,300                36
   Intermec *                                            3,601                48
   Intersil, Cl A                                       42,900               394
   Intuit *                                              7,900               188
   Iron Mountain *                                       1,200                30
   Isilon Systems *                                      4,300                14
   Itron *                                               1,500                96
   Jabil Circuit                                         3,200                22

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Jack Henry & Associates                               2,200   $            43
   Juniper Networks *                                    2,654                47
   Keynote Systems *                                    34,400               265
   Lam Research *                                        7,250               154
   Lawson Software *                                   129,640               614
   Lender Processing Services                           12,250               361
   Lexmark International, Cl A *                        19,300               519
   Linear Technology                                     4,400                97
   LSI Logic *                                          60,000               197
   Macrovision Solutions *                               1,324                17
   Manhattan Associates *                                3,000                47
   Mantech International, Cl A *                           900                49
   MAXIMUS                                               8,500               298
   Maxwell Technologies * (A)                            7,500                38
   McAfee *                                              9,300               321
   MEMC Electronic Materials *                           2,925                42
   Mentor Graphics *                                     3,600                19
   MercadoLibre *                                        1,600                26
   Mercury Computer Systems *                           38,800               245
   Merrimac Industries *                                 6,300                17
   Methode Electronics                                  45,200               305
   Mettler Toledo International *                        3,400               229
   Micrel                                                7,000                51
   Microsemi *                                          47,581               601
   MicroStrategy, Cl A *                                   437                16
   Microtune *                                           6,035                12
   MKS Instruments *                                    10,100               149
   Molex                                                 6,000                87
   Monolithic Power Systems *                            3,528                45
   Move *                                               37,755                60
   MSC.Software *                                        2,900                19
   MTS Systems                                           1,619                43
   National Instruments                                  1,300                32
   NCR *                                                 2,625                37
   Ness Technologies *                                   2,600                11
   Net 1 UEPS Technologies *                             1,300                18
   Netezza *                                             1,500                10
   Neutral Tandem *                                      3,363                55
   NIC                                                   3,700                17
   Novell *                                              4,200                16
   Omniture *                                           45,680               486
   Omnivision Technologies *                             2,800                15
   ON Semiconductor *                                   39,700               135
   Open Text * (A)                                      10,985               331
   Orckit Communications *                              30,600                87
   Park Electrochemical                                  1,000                19
   Perfect World ADR *                                  13,165               227
   Pericom Semiconductor *                               2,100                12
   Plantronics                                           1,600                21
   Plexus *                                              1,200                20
   PMC - Sierra *                                      112,267               546
   Polycom *                                            65,225               881
   Progress Software *                                   1,200                23
   QLogic *                                             22,265               299
   Quest Software *                                      2,900                36
   Radware *                                            18,900               103
   Rambus *                                              2,400                38
   RealNetworks *                                       11,950                42
   Red Hat *                                            80,100             1,059
   Riverbed Technology *                                65,000               740
   Rofin-Sinar Technologies *                            1,000                20
   S1 *                                                  3,900                31
   SAIC *                                                2,800                55

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Salesforce.com *                                      9,690   $           310
   Sapient *                                            42,100               187
   Satyam Computer Services ADR                          3,200                29
   SAVVIS *                                                900                 6
   Seachange International *                            40,700               293
   Seagate Technology                                   46,069               204
   Semtech *                                             3,100                35
   Silicon Laboratories *                               12,650               313
   Sina *                                                9,950               230
   SkillSoft ADR *                                     160,490             1,146
   Skyworks Solutions *                                154,900               858
   Sohu.com *                                            3,960               188
   Solera Holdings *                                    32,403               781
   SRA International, Cl A *                             1,300                22
   Sun Microsystems *                                   39,900               152
   Supertex *                                              900                22
   Sybase *                                              3,000                74
   Sycamore Networks *                                  11,300                30
   Symyx Technologies *                                  3,603                21
   Synaptics *                                          25,282               419
   SYNNEX *                                              1,418                16
   Synopsys *                                            3,053                57
   Syntel                                                1,400                32
   Take-Two Interactive Software                         2,600                20
   Tech Data *                                           1,600                28
   Technitrol                                           20,900                73
   Tekelec *                                            38,500               514
   TeleCommunication Systems, Cl A *                    27,475               236
   TeleTech Holdings *                                  34,600               289
   Teradata *                                            3,300                49
   Teradyne *                                            6,500                27
   THQ *                                                 3,750                16
   TIBCO Software *                                     79,800               414
   TiVo *                                                3,500                25
   Total System Services                                 9,200               129
   Trimble Navigation *                                 20,705               447
   TriQuint Semiconductor *                            204,675               704
   Ultratech *                                          22,200               266
   United Online                                        27,900               169
   Universal Display * (A)                              46,000               435
   Utstarcom * (A)                                      74,600               138
   Valueclick *                                          1,400                10
   Varian Semiconductor Equipment Associates *           5,575               101
   Veeco Instruments *                                   7,471                47
   Verint Systems *                                     34,100               239
   Viasat *                                                900                22
   Vishay Intertechnology *                             44,200               151
   VistaPrint * (A)                                     47,915               892
   Volterra Semiconductor *                             15,330               110
   Websense *                                            1,600                24
   Western Digital *                                    18,000               206
   Wind River Systems *                                 39,500               357
   Wright Express *                                     30,199               380
   Zoran *                                              55,600               380
                                                                 ---------------
                                                                          37,186
                                                                 ---------------
MATERIALS -- 4.1%
   Air Products & Chemicals                              1,500                75
   Airgas                                               14,970               584
   Albemarle                                             4,800               107
   Allegheny Technologies                                1,200                31

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Alpha Natural Resources *                             5,565   $            90
   Aptargroup                                            2,200                78
   Ashland                                               9,229                97
   Ball                                                  3,700               154
   Cabot                                                 3,369                51
   Carpenter Technology                                  2,553                52
   Chemtura                                            107,900               151
   Clearwater Paper *                                      257                 2
   Commercial Metals                                     1,400                17
   Compass Minerals International                        1,100                65
   Crown Holdings *                                     37,400               718
   Cytec Industries                                     20,000               424
   Deltic Timber                                           700                32
   Eastman Chemical                                     10,700               339
   Ecolab                                                7,500               264
   FMC                                                  18,377               822
   Glatfelter                                            1,500                14
   Greif, Cl A                                           2,133                71
   H.B. Fuller                                           1,400                23
   Headwaters *                                          1,100                 7
   Innophos Holdings                                     8,870               176
   Innospec                                              3,300                19
   International Flavors & Fragrances                      500                15
   Koppers Holdings                                      1,200                26
   Lubrizol                                              6,400               233
   MeadWestvaco                                         10,100               113
   Mosaic                                                  500                17
   Nalco Holding                                         8,100                93
   Neenah Paper                                          1,942                17
   NewMarket                                               692                24
   Owens-Illinois *                                      1,600                44
   Packaging Corp of America                               900                12
   PolyOne *                                            37,100               117
   Reliance Steel & Aluminum                             6,400               128
   Rock-Tenn, Cl A                                       1,700                58
   Rockwood Holdings *                                   9,900               107
   Royal Gold                                              900                44
   RTI International Metals *                            2,600                37
   Schnitzer Steel Industries, Cl A                        300                11
   Schulman A                                           13,800               235
   Schweitzer-Mauduit International                      1,500                30
   Scotts Miracle-Gro, Cl A                              1,500                45
   Sensient Technologies                                 2,400                57
   Sigma-Aldrich                                           800                34
   Silgan Holdings                                       7,910               378
   Sims Metal Management ADR                             1,435                18
   Steel Dynamics                                       24,600               275
   Temple-Inland                                        51,400               247
   Terra Industries                                      9,000               150
   Texas Industries                                      4,800               166
   Titanium Metals (A)                                  19,200               169
   United States Steel                                  11,900               443
   Westlake Chemical                                    11,025               180
   Worthington Industries                               14,900               164
                                                                 ---------------
                                                                           8,150
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.7%
   Alaska Communications Systems Group (A)              19,670               184
   American Tower, Cl A *                                2,115                62
   CenturyTel                                           14,500               396
   Clearwire, Cl A * (A)                                85,800               423
   Crown Castle International *                          2,522                44

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Embarq                                               11,700   $           421
   General Communication, Cl A *                         5,600                45
   Global Crossing *                                     1,100                 9
   Iowa Telecommunications Services                      5,015                72
   NII Holdings *                                       46,900               853
   NTELOS Holdings                                      16,025               395
   Price Communication *                                 3,800                 0
   SBA Communications, Cl A *                           27,100               442
   tw telecom, Cl A *                                    8,690                74
   USA Mobility                                          3,575                42
   Windstream                                            2,200                20
                                                                 ---------------
                                                                           3,482
                                                                 ---------------
UTILITIES -- 4.3%
   AGL Resources                                           900                28
   Allegheny Energy                                      1,200                41
   Allete                                                1,700                55
   Alliant Energy                                       12,700               371
   Avista                                                3,200                62
   Black Hills                                           1,885                51
   California Water Service Group                          900                41
   Cascal                                               13,900                56
   Centerpoint Energy                                   42,300               534
   CH Energy Group                                       1,800                92
   Cleco                                                 1,200                27
   CMS Energy                                           43,100               436
   DPL                                                  10,325               236
   El Paso Electric *                                    2,000                36
   Empire District Electric                              6,731               119
   Energen                                               8,300               243
   Equitable Resources                                  13,254               445
   Hawaiian Electric Industries                          2,800                62
   Idacorp                                               1,200                35
   Integrys Energy Group                                   495                21
   ITC Holdings                                          4,084               178
   Laclede Group                                         2,175               102
   MDU Resources Group                                  12,240               264
   Mirant *                                             11,600               219
   National Fuel Gas                                     2,400                75
   New Jersey Resources                                    750                29
   Nicor                                                 2,400                83
   NiSource                                             30,600               336
   Northeast Utilities                                   4,000                96
   Northwest Natural Gas                                   400                18
   NorthWestern                                         12,025               282
   NRG Energy *                                          1,200                28
   Ormat Technologies                                   13,100               417
   Pepco Holdings                                          500                 9
   Pinnacle West Capital                                12,000               386
   PNM Resources                                         7,152                72
   Portland General Electric                             1,470                29
   PPL                                                   1,900                58
   Puget Energy                                         12,800               349
   Questar                                               9,000               294
   Reliant Energy *                                      8,638                50
   SCANA                                                14,647               521
   Sempra Energy                                         1,900                81
   Southern Union                                       30,500               398
   Southwest Gas                                         6,050               153
   UGI                                                  10,100               247
   UIL Holdings                                            833                25
   Vectren                                                 700                18
   Westar Energy                                         8,300               170

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2008

                                                  Shares/Face
                                                    Amount         Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   WGL Holdings                                            600   $            20
   Wisconsin Energy                                     11,100               466
                                                                 ---------------
                                                                           8,464
                                                                 ---------------
Total Common Stock
   (Cost $261,733) ($ Thousands)                                         193,082
                                                                 ---------------
PREFERRED STOCK -- 0.1%

FINANCIALS -- 0.1%
   East West Bancorp                                       225               242
                                                                 ---------------
Total Preferred Stock
   (Cost $224) ($ Thousands)                                                 242
                                                                 ---------------

                                                   Number of
                                                   Warrants
                                                --------------
WARRANTS -- 0.0%
   Washington Mutual*(B)                               124,600                 2
                                                                 ---------------
Total Warrants
   (Cost $29) ($Thousands)                                                     2
                                                                 ---------------
AFFILIATED PARTNERSHIP -- 3.4%
   SEI Liquidity Fund, L.P.,
      1.350%** ++ (C)                                6,981,194             6,771
                                                                 ---------------
Total Affiliated Partnership
   (Cost $6,981) ($ Thousands)                                             6,771
                                                                 ---------------
CASH EQUIVALENT -- 1.5%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930%** ++                                    3,081,504             3,082
                                                                 ---------------
Total Cash Equivalent
   (Cost $3,082) ($ Thousands)                                             3,082
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 0.6%
   U.S. Treasury Bills
      0.010%, 02/12/09 (D) (E)                  $        1,021             1,021
      0.189%, 06/11/09 (D) (E)                             100               100
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $1,121) ($ Thousands)                                             1,121
                                                                 ---------------
Total Investments -- 102.7%
   (Cost $273,170) ($ Thousands) @                               $       204,300
                                                                 ===============

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                              NUMBER OF                   UNREALIZED
TYPE OF                       CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                    LONG (SHORT)      DATE      ($ THOUSANDS)
--------                    ------------   ----------   -------------
Russell 2000 Index E-MINI        74         Mar-2009        $200
S&P Mid 400 Index E-MINI         58         Mar-2009         171
                                                            ----
                                                            $371
                                                            ====

     Percentages are based on Net Assets of $198,840 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Real Estate Investment Trust
++   Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $7,000 ($ Thousands).

(B) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(C) This security was purchased with cash collateral received from securities on loan. The total value of such securities as of December 31, 2008 was $6,771 ($ Thousands).

(D)  The rate reported is the effective yield at time of purchase.

(E) Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR -- American Depositary Receipt
Cl -- Class
L.P.-- Limited Partnership

@ At December 31, 2008, the tax basis cost of the Fund's investments was $273,170 ($ Thousands), and the unrealized appreciation and depreciation were $10,292 ($ Thousands) and ($79,162) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 86.4%

CONSUMER DISCRETIONARY -- 7.9%
   1-800-FLOWERS.COM, Cl A *                             5,000   $            19
   Aaron Rents                                           3,775               101
   Abercrombie & Fitch, Cl A                             2,970                69
   Advance Auto Parts                                    3,061               103
   American Eagle Outfitters                            11,000               103
   AnnTaylor Stores *                                    4,759                27
   Autoliv                                               2,371                51
   Bally Technologies *                                     82                 2
   Bed Bath & Beyond *                                   1,080                27
   Big Lots *                                            4,141                60
   BorgWarner                                              981                21
   Brookfield Homes                                      2,400                10
   Brown Shoe                                           11,009                93
   Buckle                                                  950                21
   Callaway Golf                                         8,275                77
   Career Education *                                    6,866               123
   Carter's *                                            5,456               105
   Cato, Cl A                                           17,513               264
   CEC Entertainment *                                   9,275               225
   Charlotte Russe Holding *                             1,615                11
   Childrens Place Retail Stores *                       1,509                33
   Chipotle Mexican Grill, Cl A *                          200                12
   Christopher & Banks                                   6,700                38
   Cinemark Holdings                                     9,582                71
   Coach *                                               1,699                35
   Cooper Tire & Rubber                                  1,760                11
   Corinthian Colleges *                                 1,400                23
   Cracker Barrel Old Country Store                      3,973                82
   Deckers Outdoor *                                       215                17
   DeVry                                                   755                43
   DISH Network, Cl A *                                  3,800                42
   Dollar Tree *                                         4,600               192
   DR Horton                                             1,500                11
   DreamWorks Animation SKG, Cl A *                      8,780               222
   Dress Barn *                                          6,700                72
   DSW, Cl A *                                          12,500               156
   Dufry South America (United Kingdom)                 10,700                76
   Eddie Bauer Holdings *                               39,231                20
   Entercom Communications                               9,134                11
   Exide Technologies *                                  3,640                19
   Family Dollar Stores                                  5,900               154
   FGX International Holdings *                          1,600                22
   Foot Locker                                          27,122               199
   Fossil *                                              1,080                18
   Fuel Systems Solutions *                              1,825                60
   Genesco *                                             2,400                41
   H&R Block                                             2,317                53
   Harman International Industries                       4,968                83
   Hasbro                                                1,052                31
   Helen of Troy *                                       3,000                52
   Hillenbrand                                           5,470                91
   HOT Topic *                                           1,000                 9
   Iconix Brand Group *                                  2,475                24
   Interpublic Group *                                   3,702                15
   ITT Educational Services *                              905                86
   Jackson Hewitt Tax Service                            2,500                39
   Jo-Ann Stores *                                       5,600                87
   Jones Apparel Group                                  12,687                74
   Lennar, Cl A                                          5,648                49

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   MDC Holdings                                          1,236   $            37
   Meredith                                              2,868                49
   Meritage Homes *                                      1,200                15
   Monro Muffler                                         2,300                59
   Morningstar *                                           200                 7
   National CineMedia                                    1,400                14
   NetFlix *                                             4,265               127
   NVR *                                                   163                74
   OfficeMax                                            24,500               187
   O'Reilly Automotive *                                 1,610                50
   Penn National Gaming *                                7,775               166
   Phillips-Van Heusen                                   3,828                77
   Polaris Industries                                    1,409                40
   Pulte Homes                                           8,477                93
   RadioShack                                            1,100                13
   RC2 *                                                 1,300                14
   RCN *                                                 1,700                10
   Regis                                                13,250               193
   Rent-A-Center *                                       1,630                29
   Retail Ventures *                                    32,000               111
   Ross Stores                                           7,162               213
   Ryland Group                                          3,386                60
   Sauer-Danfoss                                         1,685                15
   Scholastic                                            3,316                45
   Shutterfly *                                         24,000               168
   Signet Jewelers                                       5,600                49
   Snap-On                                               2,100                83
   Sotheby's                                             1,830                16
   Stamps.com *                                          2,370                23
   Standard-Pacific *                                   24,316                43
   Stanley Works                                         1,145                39
   Steven Madden *                                       4,900               104
   Strayer Education                                       435                93
   Systemax                                              1,185                13
   Thunderbird Resorts PIPE * (A) (F)                   15,300                23
   Thunderbird Resorts PIPE * (A)                        1,700                 3
   Tractor Supply *                                      3,281               119
   Tween Brands *                                        5,395                23
   Universal Electronics *                                 540                 9
   VF                                                      554                30
   WABCO Holdings                                        1,042                16
   Warnaco Group *                                         835                16
   Warner Music Group                                    7,551                23
   Wolverine World Wide                                  3,228                68
   Zumiez *                                                970                 7
                                                                 ---------------
                                                                           6,551
                                                                 ---------------
CONSUMER STAPLES -- 3.0%
   Asiatic Development (Malaysia)                      136,500               140
   Avon Products                                         2,935                71
   BJ's Wholesale Club *                                 2,782                95
   Casey's General Stores                                2,825                64
   Central Garden and Pet, Cl A *                        1,595                 9
   China Sky One Medical *                                 800                13
   Church & Dwight                                       3,858               217
   Constellation Brands, Cl A *                          4,005                63
   Cosan SA Industria e Comercio (Brazil) *             32,200               155
   Darling International *                              16,974                93
   Dean Foods *                                          7,893               142
   Del Monte Foods                                      11,782                84
   Diamond Foods                                           600                12
   Energizer Holdings *                                      6                --
   Flowers Foods                                         5,000               122

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Hansen Natural *                                      1,295   $            44
   Herbalife                                             1,100                24
   Hormel Foods                                          1,932                60
   Lance                                                 7,900               181
   Lorillard                                             3,037               171
   NBTY *                                               14,475               227
   Pantry *                                              4,000                86
   Pepsi Bottling Group                                  2,500                56
   Prestige Brands Holdings *                            8,964                95
   Ralcorp Holdings *                                    1,599                93
   Spartan Stores                                        1,660                39
   Tyson Foods, Cl A                                        18                --
   Universal                                                45                 1
   Viterra *                                             7,300                56
   Zhongpin *                                            2,700                32
                                                                 ---------------
                                                                           2,445
                                                                 ---------------
ENERGY -- 3.9%
   Approach Resources *                                  1,200                 9
   Arena Resources *                                       430                12
   ATP Oil & Gas *                                      18,700               109
   Atwood Oceanics *                                     6,000                92
   BPZ Energy PIPE * (A)                                 9,600                61
   BPZ Resources *                                      13,000                83
   Bristow Group *                                         980                26
   Cameron International *                               2,866                59
   Cano Petroleum *                                     59,600                26
   Carrizo Oil & Gas *                                   4,896                79
   Cimarex Energy                                        7,500               201
   Clayton Williams Energy *                             1,900                86
   Complete Production Services *                        4,200                34
   Comstock Resources *                                  1,482                70
   Continental Resources *                               1,900                39
   Denbury Resources *                                   3,770                41
   Dresser-Rand Group *                                  2,210                38
   Encore Acquisition *                                  7,991               204
   Energy Partners *                                    23,000                31
   ENSCO International                                   1,500                43
   FMC Technologies *                                    2,046                49
   Forest Oil *                                          1,616                27
   Foundation Coal Holdings                              2,995                42
   General Maritime                                      5,700                62
   GMX Resources *                                         595                15
   Helmerich & Payne                                     1,835                42
   Hercules Offshore *                                  25,400               121
   Hornbeck Offshore Services *                          4,581                75
   Hugoton Royalty Trust                                 2,000                32
   Infinity Bio-Energy *                                75,000                26
   Lufkin Industries                                     1,472                51
   Mahalo Energy *                                      83,500                 3
   Mariner Energy *                                      3,530                36
   Massey Energy                                         5,744                79
   Matrix Service *                                      7,300                56
   McMoRan Exploration *                                 8,635                85
   Newfield Exploration *                                1,785                35
   Oceaneering International *                           1,160                34
   Oilsands Quest *                                    132,700                97
   Oilsands Quest PIPE *                                 3,500                 2
   PetroHawk Energy *                                      970                15
   Petroleum Development *                                 700                17
   Plains Exploration & Production *                     3,480                81
   Precision Drilling Trust                              2,199                18
   Rentech *                                            71,600                49
   Rex Energy *                                          9,259                27

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Stone Energy *                                        1,313   $            14
   Superior Energy Services *                            1,295                21
   Swift Energy *                                        9,103               153
   T-3 Energy Services, Cl 3 *                           3,715                35
   Tetra Technologies *                                  1,990                10
   Tidewater                                               950                38
   Unit *                                                4,255               114
   Uranium Participation (Canada) *                      2,600                15
   W&T Offshore                                          8,609               123
   Westmoreland Coal *                                   1,100                12
   Whiting Petroleum *                                   1,215                41
   Willbros Group *                                      3,335                28
   Williams                                              1,560                23
   World Fuel Services                                   2,700               100
                                                                 ---------------
                                                                           3,246
                                                                 ---------------
FINANCIALS -- 20.5%
   Agree Realty +                                        1,300                24
   Alexander's +                                            20                 5
   Alexandria Real Estate Equities +                     2,924               176
   Allied World Assurance Holdings                       2,400                97
   AMBAC Financial Group                                 6,551                 9
   American Financial Group                             17,336               397
   AmeriCredit *                                         2,800                21
   Ameriprise Financial                                  2,476                58
   Amerisafe *                                           1,000                21
   Amtrust Financial Services                            5,800                67
   Annaly Capital Management +                             929                15
   Anthracite Capital +                                  3,300                 7
   Anworth Mortgage Asset +                             64,393               414
   AON                                                   1,650                75
   Arch Capital Group *                                  4,920               345
   Aspen Insurance Holdings                              7,460               181
   Associated Banc-Corp                                  8,564               179
   Astoria Financial                                     4,900                81
   Axis Capital Holdings                                 2,200                64
   Bancorpsouth                                          4,235                99
   Bank Mutual                                           2,800                32
   Bank of Hawaii                                        3,365               152
   Bank of the Ozarks                                    5,026               149
   BGC Partners                                         13,678                38
   BioMed Realty Trust +                                 6,462                76
   BlackRock                                               510                68
   BOK Financial                                           921                37
   Brandywine Realty Trust +                             9,600                74
   Brasil Brokers Participacoes *                       70,000                50
   Calamos Asset Management, Cl A                       11,515                85
   California First National Bancorp                       440                 3
   CapitalSource +                                       1,082                 5
   Capitol Federal Financial                             1,865                85
   Capstead Mortgage +                                  20,355               219
   Care Investment Trust +                               1,200                 9
   Cash America International                            5,014               137
   Cedar Shopping Centers +                             11,100                79
   Central Pacific Financial                             9,897                99
   Chemical Financial                                    4,200               117
   Cincinnati Financial                                    900                26
   CIT Group                                             2,100                10
   City Bank                                               930                 5
   CME Group                                               100                21
   CNA Surety *                                          4,924                95
   Colonial Properties Trust +                           5,700                47
   Columbia Banking System                               3,204                38
   Community Bank System                                 1,880                46

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                        Shares         ($ Thousands)
-----------                                     --------------   ---------------
   Companhia Brasileira de
      Desenvolvimento Imobiliari
      Turistico (Brazil) *                                 300   $            64
   Cullen/Frost Bankers                                  3,908               198
   CVB Financial                                         4,095                49
   Delphi Financial Group, Cl A                          3,090                57
   Digital Realty Trust +                                5,148               169
   Dime Community Bancshares                             8,097               108
   Discover Financial Services                           9,401                90
   Dollar Financial *                                   18,000               185
   Eaton Vance                                           3,225                68
   eHealth *                                             2,595                34
   EMC Insurance Group                                   1,850                47
   Employers Holdings                                    1,800                30
   Endurance Specialty Holdings                          1,412                43
   Enstar Group *                                          300                18
   Entertainment Properties Trust +                      4,120               123
   Equity Lifestyle Properties +                           756                29
   Equity One +                                          2,000                35
   Evercore Partners, Cl A                               4,300                54
   Extra Space Storage +                                   700                 7
   FCStone Group *                                       5,395                24
   Federal Realty Investment Trust +                       487                30
   Federated Investors, Cl B                             7,821               133
   Fidelity National Financial, Cl A                     7,118               126
   Financial Federal                                     3,780                88
   First Cash Financial Services *                       4,361                83
   First Commonwealth Financial                          3,125                39
   First Community Bancshares                              300                10
   First Financial Bancorp                               4,037                50
   First Financial Bankshares                              574                32
   First Financial Holdings                                800                16
   First Horizon National                               14,414               152
   First Midwest Bancorp                                 6,766               135
   First Niagara Financial Group                         1,800                29
   First Potomac Realty Trust +                          9,712                90
   FirstMerit                                            6,704               138
   Flushing Financial                                      755                 9
   FNB (Pennsylvania)                                    1,615                21
   Forest City Enterprises, Cl A                         4,300                29
   Forestar Group *                                      8,010                76
   Frontier Financial                                    7,168                31
   General Shopping Brasil (Brazil) *                   35,900                35
   Gluskin Sheff + Associates (Canada)                   7,500                45
   Grubb & Ellis                                       108,800               135
   Hancock Holding                                       5,137               234
   Hanover Insurance Group                               8,100               348
   Hatteras Financial +                                  7,000               186
   HCP +                                                 1,227                34
   Health Care +                                         9,052               382
   Healthcare Realty Trust +                             2,015                47
   Hersha Hospitality Trust +                           16,100                48
   Highbury Financial *                                 13,600                21
   Highwoods Properties +                                2,900                79
   Hilltop Holdings *                                      800                 8
   Home Bancshares                                       1,500                40
   Host Hotels & Resorts +                               3,190                24
   HRPT Properties Trust +                               5,000                17
   Huntington Bancshares                                19,851               152
   Infinity Property & Casualty                          1,400                65
   Inland Real Estate +                                  5,100                66
   Interactive Brokers Group, Cl A *                     4,900                88
   IntercontinentalExchange *                              635                52

                                                                  Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   International Bancshares                              3,700   $            81
   Investment Technology Group *                         6,839               155
   Investors Real Estate Trust +                        12,000               129
   IPC Holdings                                            200                 6
   Janus Capital Group                                   3,366                27
   Kansas City Life Insurance                            3,600               156
   KBW *                                                 2,761                64
   Kilroy Realty +                                       1,400                47
   Kimco Realty +                                        1,025                19
   Kite Realty Group Trust +                             1,945                11
   Knight Capital Group, Cl A *                         17,908               289
   LaSalle Hotel Properties +                            3,500                39
   Lazard, Cl A                                          2,750                82
   Lexington Realty Trust +                             10,400                52
   LTC Properties +                                      4,914               100
   Mack-Cali Realty +                                    3,300                81
   MBIA                                                  4,000                16
   MCG Capital                                           8,400                 6
   Meadowbrook Insurance Group                           6,600                43
   MFA Financial +                                      68,286               402
   MGIC Investment                                       3,100                11
   MSCI, Cl A *                                          1,295                23
   National Health Investors +                           1,177                32
   National Penn Bancshares                              5,437                79
   National Retail Properties +                          5,498                95
   Nationwide Health Properties +                        9,104               261
   Navigators Group *                                    1,160                64
   NBT Bancorp                                           2,900                81
   Nelnet, Cl A                                          5,900                85
   New York Community Bancorp                            5,639                67
   NewAlliance Bancshares                                9,026               119
   Northern Trust                                          300                16
   NorthStar Realty Finance +                            6,255                24
   NYSE Euronext                                           675                18
   OceanFirst Financial                                    600                10
   Old National Bancorp                                  1,660                30
   Omega Healthcare Investors +                          5,286                84
   One Liberty Properties +                              1,500                13
   optionsXpress Holdings                                4,236                57
   Oriental Financial Group                              7,400                45
   PacWest Bancorp                                       3,178                85
   Parkway Properties +                                  1,700                31
   Pennsylvania Real Estate Investment
      Trust +                                            2,500                19
   Penson Worldwide *                                   14,026               107
   People's United Financial                             1,370                24
   Platinum Underwriters Holdings                        4,664               168
   Plum Creek Timber +                                     600                21
   PMA Capital, Cl A *                                   3,800                27
   ProAssurance *                                          200                11
   Prosperity Bancshares                                 4,349               129
   Provident Bankshares                                  4,269                41
   Provident Financial Services                          6,471                99
   PS Business Parks +                                      96                 4
   Public Storage +                                        780                62
   Pzena Investment Management, Cl A                     1,800                 8
   RAIT Financial Trust +                                   78                --
   RAM Holdings *                                       44,000                16
   Ramco-Gershenson Properties +                         1,700                11
   Raymond James Financial                               7,087               121
   Rayonier +                                            6,155               193
   Realty Income +                                       8,562               198
   RenaissanceRe Holdings                                1,100                57

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Republic Bancorp, Cl A                                2,700   $            73
   RLI                                                     900                55
   S&T Bancorp                                           1,835                65
   Safety Insurance Group                                  268                10
   Sanders Morris Harris Group                           1,400                 8
   SeaBright Insurance Holdings *                        1,425                17
   Selective Insurance Group                             3,100                71
   Senior Housing Properties Trust +                     3,227                58
   South Financial Group                                 8,428                36
   Southside Bancshares                                    935                22
   Sovran Self Storage +                                 1,600                58
   St. Joe *                                             1,600                39
   StanCorp Financial Group                              2,379                99
   Stifel Financial *                                    2,005                92
   Sun Communities +                                     4,900                69
   Sunstone Hotel Investors +                            6,390                40
   Susquehanna Bancshares                                1,510                24
   SVB Financial Group *                                 1,706                45
   SWS Group                                             4,095                78
   TCF Financial                                         5,600                77
   TD Ameritrade Holding *                               4,775                68
   Titanium Asset *                                     15,400                77
   Tompkins Financial, Cl US                               900                52
   Torchmark                                               622                28
   Tower Group                                           1,800                51
   TradeStation Group *                                  4,500                29
   Transatlantic Holdings                                3,372               135
   Tree.com *                                               72                --
   Trustco Bank NY                                      16,230               154
   Trustmark                                             2,190                47
   UCBH Holdings                                         2,500                17
   UMB Financial                                         1,520                75
   Umpqua Holdings                                       1,730                25
   United Community Banks                                4,938                67
   United Financial Bancorp                              1,400                21
   Unitrin                                               1,200                19
   Unum Group                                            3,295                61
   Uranium Participation *                              21,400               124
   U-Store-It Trust +                                    9,300                41
   Valley National Bancorp                               7,533               153
   Value Creation * (A) (B)                              8,040                55
   Ventas +                                              2,935                99
   Waddell & Reed Financial, Cl A                       10,513               163
   Washington Federal                                    9,325               140
   Webster Financial                                     2,100                29
   Weingarten Realty Investors +                         1,349                28
   WesBanco                                              1,400                38
   Westamerica Bancorporation                              650                33
   Whitney Holding                                       1,510                24
   Wilmington Trust                                      1,185                26
   World Acceptance *                                   14,002               277
   WR Berkley                                            2,129                66
   Zenith National Insurance                               600                19
   Zions Bancorporation                                  7,969               195
                                                                 ---------------
                                                                          16,915
                                                                 ---------------
HEALTH CARE -- 12.2%
   Affymax *                                               900                 9
   Affymetrix *                                          2,900                 9
   Albany Molecular Research *                           2,075                20
   Alexion Pharmaceuticals *                             1,300                47
   Align Technology *                                    1,995                17
   Amedisys *                                              865                36

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   American Medical Systems
      Holdings *                                         5,267   $            47
   AMERIGROUP *                                          8,549               252
   AmerisourceBergen                                       913                33
   AMN Healthcare Services *                             2,200                19
   Amsurg *                                              8,862               207
   Amylin Pharmaceuticals *                              1,900                21
   Analogic                                                365                10
   Angiodynamics *                                       1,390                19
   Arena Pharmaceuticals *                              35,500               148
   Array Biopharma *                                     3,500                14
   Assisted Living Concepts, Cl A *                      1,640                 7
   Biogen Idec *                                         1,725                82
   Bio-Rad Laboratories, Cl A *                          1,000                75
   Cardiac Science *                                     1,300                10
   Catalyst Health Solutions *                           3,140                76
   Centene *                                            14,124               278
   Cephalon *                                            1,885               145
   Charles River Laboratories International *            1,940                51
   Chemed                                                2,484                99
   Computer Programs & Systems                           1,932                52
   Conmed *                                              4,330               104
   Cooper                                                  965                16
   Corvel *                                                400                 9
   Covance *                                             2,535               117
   Cross Country Healthcare *                            2,654                23
   CryoLife *                                            1,300                13
   Cubist Pharmaceuticals *                              5,245               127
   CV Therapeutics *                                    23,400               216
   Cyberonics *                                          3,345                55
   Cynosure, Cl A *                                      2,200                20
   Cypress Bioscience *                                  4,200                29
   Datascope                                             1,190                62
   Dentsply International                                1,835                52
   Eclipsys *                                            1,660                24
   Edwards Lifesciences *                                1,000                55
   Emergency Medical Services, Cl A *                      900                33
   Endo Pharmaceuticals Holdings *                      19,581               507
   Enzo Biochem *                                        3,015                15
   eResearchTechnology *                                 6,005                40
   Facet Biotech *                                         361                 3
   Forest Laboratories *                                 2,750                70
   Gen-Probe *                                           3,742               160
   Genzyme *                                               745                49
   GTx *                                                 2,800                47
   Health Management Associates, Cl A *                  6,546                12
   Health Net *                                          5,365                58
   Healthsouth *                                         2,306                25
   Hill-Rom Holdings                                     6,220               102
   Hologic *                                             3,606                47
   Human Genome Sciences *                              42,700                91
   Idexx Laboratories *                                  2,165                78
   Illumina *                                              385                10
   Immucor *                                             3,340                89
   Immunomedics *                                        3,169                 5
   IMS Health                                            3,400                52
   Incyte *                                             48,400               183
   InterMune *                                           2,900                31
   Intuitive Surgical *                                    385                49
   inVentiv Health *                                     3,447                40
   Isis Pharmaceuticals *                                3,556                50

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Kendle International *                                3,309   $            85
   Kensey Nash *                                         1,703                33
   Kindred Healthcare *                                  6,679                87
   Kinetic Concepts *                                    1,200                23
   King Pharmaceuticals *                               33,430               355
   Laboratory Corp of America Holdings *                 3,060               197
   LHC Group *                                           5,196               187
   Life Technologies *                                   3,540                83
   LifePoint Hospitals *                                 5,537               126
   Lincare Holdings *                                    8,751               236
   Luminex *                                               500                11
   Magellan Health Services *                            3,844               151
   Martek Biosciences                                    3,895               118
   Maxygen *                                             1,700                15
   Medcath *                                               300                 3
   Medical Action Industries *                             200                 2
   Medicines *                                          11,400               168
   Medicis Pharmaceutical, Cl A                            800                11
   MEDNAX *                                              6,545               207
   Meridian Bioscience                                   2,695                69
   Merit Medical Systems *                                 970                17
   Micrus Endovascular *                                 9,500               110
   Molina Healthcare *                                   2,125                37
   Myriad Genetics *                                       500                33
   Nighthawk Radiology Holdings *                        1,800                 9
   Odyssey HealthCare *                                 16,900               156
   Omnicare                                              4,500               125
   Omnicell *                                              910                11
   OSI Pharmaceuticals *                                 3,465               135
   Owens & Minor                                         3,285               124
   Palomar Medical Technologies *                        2,055                24
   Par Pharmaceutical *                                    875                12
   Parexel International *                               1,185                12
   PDL BioPharma                                         1,808                11
   PerkinElmer                                           6,738                94
   Perrigo                                               3,556               115
   Pharmaceutical Product Development                    5,543               161
   PharmaNet Development Group *                            60                --
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)                            18,400                42
   Quidel *                                             11,492               150
   Regeneron Pharmaceuticals *                           2,800                51
   Res-Care *                                           13,872               208
   Resmed *                                              5,035               189
   Rigel Pharmaceuticals *                              19,400               155
   Salix Pharmaceuticals *                               1,720                15
   Sepracor *                                            1,100                12
   Sirona Dental Systems *                               6,457                68
   Somanetics *                                          2,265                37
   STERIS                                                1,600                38
   Synta Pharmaceuticals *                               2,300                14
   Techne                                                1,920               124
   Universal American Financial *                          187                 2
   Universal Health Services, Cl B                       3,805               143
   Valeant Pharmaceuticals International *                 860                20
   Vertex Pharmaceuticals *                              3,000                91
   Viropharma *                                         13,049               170
   Warner Chilcott, Cl A *                               5,900                86
   Waters *                                              4,103               150
   Watson Pharmaceuticals *                             14,189               377

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Zoll Medical *                                          755   $            14
                                                                 ---------------
                                                                          10,060
                                                                 ---------------
INDUSTIALS -- 0.1%
   CBIZ *                                                5,226                45
   MYR Group *                                           1,668                17
   Sterling Construction *                               1,300                24
                                                                 ---------------
                                                                              86
                                                                 ---------------
INDUSTRIALS -- 13.5%
   AAON                                                  2,500                52
   Actuant, Cl A                                         2,590                49
   Acuity Brands                                         3,494               122
   Administaff                                             100                 2
   Aecom Technology *                                      400                12
   AGCO *                                                5,029               119
   Aircastle                                             4,415                21
   Albany International, Cl A                            1,495                19
   Alexander & Baldwin                                   1,090                27
   Allen-Vanguard *                                    244,500                47
   Alliant Techsystems *                                 1,635               140
   Altra Holdings *                                      3,300                26
   American Reprographics *                              5,087                35
   Ameron International                                  2,179               137
   AO Smith                                              2,200                65
   Applied Industrial Technologies                       6,686               126
   Applied Signal Technology                             1,100                20
   Armstrong World Industries                            4,937               107
   Avery Dennison                                        1,321                43
   Avis Budget Group *                                     846                 1
   BE Aerospace *                                        8,923                69
   Belden                                                6,312               132
   Blount International *                                1,270                12
   Brady, Cl A                                           2,631                63
   Briggs & Stratton                                     8,725               153
   Bucyrus International, Cl A                           2,939                54
   C.H. Robinson Worldwide                                 970                53
   Carlisle                                              5,500               114
   Ceradyne *                                            1,080                22
   Chart Industries *                                    2,877                31
   CIRCOR International                                  5,000               137
   Columbus McKinnon *                                   1,615                22
   Comfort Systems USA                                   9,000                96
   Consolidated Graphics *                               6,233               141
   Continental Airlines, Cl B *                          8,031               145
   Corrections Corp of America *                        14,188               232
   CRA International *                                   7,490               202
   Crane                                                10,568               182
   Cubic                                                 6,000               163
   Cummins                                                 968                26
   Curtiss-Wright                                        1,731                58
   Delta Air Lines *                                     7,300                84
   Dover                                                 1,796                59
   Duff & Phelps *                                       5,600               107
   Dun & Bradstreet                                      3,555               274
   Dycom Industries *                                   14,903               123
   Dynamic Materials                                     7,000               135
   EMCOR Group *                                        20,813               467
   Ennis                                                 1,510                18
   EnPro Industries *                                    4,200                90
   Equifax                                               4,025               107
   ESCO Technologies *                                     945                39
   Fastenal                                                200                 7
   Federal Signal                                        5,600                46
   Flowserve                                             1,088                56

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Force Protection *                                   28,400   $           170
   G&K Services                                          2,508                51
   Gardner Denver *                                      4,233                99
   GATX                                                    865                27
   GenCorp *                                             4,200                15
   Genesee & Wyoming, Cl A *                             2,700                82
   Geo Group *                                           6,311               114
   GeoEye *                                              8,050               155
   Gibraltar Industries                                  4,567                55
   GrafTech International *                             13,962               116
   H&E Equipment Services *                             24,385               188
   Harsco                                                2,200                61
   Hawaiian Holdings *                                  15,117                96
   Herman Miller                                         2,575                34
   HNI                                                   1,747                28
   Hubbell, Cl B                                         1,914                63
   IHS, Cl A *                                           2,400                90
   Jacobs Engineering Group *                            1,740                84
   JB Hunt Transport Services                            8,415               221
   Joy Global                                            2,505                57
   Kaman                                                 1,345                24
   Kansas City Southern *                                7,060               134
   Kennametal                                            3,190                71
   Kirby *                                               5,775               158
   Knoll                                                 7,600                69
   Ladish *                                              1,185                16
   Lennox International                                  2,358                76
   Lincoln Electric Holdings                             2,535               129
   Lydall *                                              2,370                14
   M&F Worldwide *                                       4,511                70
   Manitowoc                                             5,711                49
   Manpower                                              2,064                70
   Masco                                                 3,445                38
   MasTec *                                             13,671               158
   Michael Baker *                                       2,100                78
   Mine Safety Appliances                                2,155                52
   Mueller Water Products, Cl B                          6,930                58
   NACCO Industries, Cl A                                1,000                37
   Old Dominion Freight Line *                           2,851                81
   Orion Marine Group *                                 18,500               179
   Pacer International                                   3,000                31
   Pall                                                 10,249               291
   Pitney Bowes                                          2,234                57
   Polypore International *                              6,100                46
   PowerSecure International *                             200                 1
   PRG-Schultz International *                          13,042                53
   Regal-Beloit                                            920                35
   Republic Airways Holdings *                           9,600               102
   Republic Services                                       921                23
   Robbins & Myers                                       6,359               103
   RR Donnelley & Sons                                   3,581                49
   RSC Holdings *                                       24,200               206
   Ryder System                                          8,666               336
   Shaw Group *                                          2,975                61
   Skywest                                               3,766                70
   Southwest Airlines                                   16,280               140
   Spirit Aerosystems Holdings, Cl A *                   1,075                11
   Standard Register                                     2,400                21
   Sunpower, Cl A *                                        560                21
   TAL International Group                              10,200               144
   Teleflex                                                282                14
   Textainer Group Holdings                             18,200               193
   Thermadyne Holdings *                                 1,600                11

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Toro                                                    557   $            18
   Trex *                                                5,200                86
   Ultralife *                                           2,000                27
   United Rentals *                                      2,798                26
   United Stationers *                                   3,093               104
   United Technologies                                     550                29
   Valmont Industries                                      200                12
   Wabtec                                                5,925               236
   Waste Connections *                                   2,140                68
   Waste Services *                                      3,000                20
   Watson Wyatt Worldwide, Cl A                          1,855                89
   Werner Enterprises                                    4,461                77
   WESCO International *                                 2,657                51
   Xerium Technologies                                   7,602                 5
                                                                 ---------------
                                                                          11,123
                                                                 ---------------
INFORMATION TECHNOLOGY -- 12.8%
   3Com *                                               39,068                89
   Activision Blizzard *                                 6,208                54
   Acxiom                                                9,400                76
   ADC Telecommunications *                             27,873               152
   Advanced Analogic Technologies *                      4,655                14
   Advanced Energy Industries *                          9,880                98
   Advanced Micro Devices *                              7,100                15
   Akamai Technologies *                                12,570               190
   Alliance Data Systems *                               3,904               182
   Ansys *                                               3,125                87
   Applied Micro Circuits *                             13,800                54
   Ariba *                                               5,100                37
   Arris Group *                                        30,380               242
   Arrow Electronics *                                   8,496               160
   Asyst Technologies *                                 44,337                11
   Atmel *                                              17,714                55
   Autodesk *                                            1,367                27
   Avocent *                                             4,800                86
   Benchmark Electronics *                              14,157               181
   Blackboard *                                            750                20
   BMC Software *                                        2,862                77
   Brightpoint *                                        11,050                48
   Broadridge Financial Solutions                        1,000                13
   Brooks Automation *                                   2,170                13
   Checkpoint Systems *                                  3,275                32
   Ciber *                                               1,908                 9
   Cirrus Logic *                                        4,145                11
   Citrix Systems *                                      1,830                43
   Cognex                                                1,625                24
   Cogo Group *                                          2,200                11
   CommScope *                                           6,769               105
   Computer Sciences *                                   1,951                69
   Compuware *                                           8,853                60
   Cree *                                                  905                14
   CSG Systems International *                          12,408               217
   CTS                                                   4,975                27
   Cymer *                                                 610                13
   Cypress Semiconductor *                               7,917                35
   Dice Holdings *                                       4,542                19
   Diebold                                               5,962               167
   Digital River *                                         800                20
   Diodes *                                             12,362                75
   Dolby Laboratories, Cl A *                            1,410                46
   DSP Group *                                          24,900               200
   DST Systems *                                         1,185                45
   Earthlink *                                          13,600                92
   EFJ *                                                35,000                47

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Electronics for Imaging *                             4,060   $            39
   Emulex *                                                200                 1
   Fair Isaac                                            2,809                47
   Fairchild Semiconductor International *               5,500                27
   Fidelity National Information Services                1,722                28
   Flir Systems *                                        2,840                87
   Harris                                                1,000                38
   Harris Stratex Networks, Cl A *                      29,500               152
   Heartland Payment Systems                             2,780                49
   Hewitt Associates, Cl A *                             4,800               136
   I2 Technologies *                                     3,400                22
   IAC *                                                 6,814               107
   Imation                                              12,800               174
   Ingram Micro, Cl A *                                  5,995                80
   Integral Systems *                                    1,085                13
   Integrated Device Technology *                       50,247               282
   InterDigital *                                        1,600                44
   Intermec *                                            1,010                13
   Intuit *                                              4,340               103
   IXYS                                                  3,529                29
   j2 Global Communications *                            2,100                42
   Jabil Circuit                                        18,399               124
   JDA Software Group *                                 19,700               259
   JDS Uniphase *                                        2,629                10
   Juniper Networks *                                    1,420                25
   Kenexa *                                              4,000                32
   Knot *                                               25,100               209
   Lam Research *                                        3,125                67
   Lexmark International, Cl A *                         2,990                80
   Linear Technology                                     2,370                52
   Lionbridge Technologies *                             1,173                 1
   LSI Logic *                                          20,151                66
   MAXIMUS                                               4,500               158
   MEMC Electronic Materials *                             675                10
   Mentor Graphics *                                     7,446                39
   Metavante Technologies *                              5,500                89
   Methode Electronics                                   6,300                42
   Mettler Toledo International *                        3,523               237
   Microsemi *                                           3,510                44
   MicroStrategy, Cl A *                                 1,587                59
   Microtune *                                           3,210                 7
   MIPS Technologies *                                  36,500                41
   MKS Instruments *                                     3,219                48
   Monolithic Power Systems *                            1,925                24
   Move *                                               19,535                31
   MTS Systems                                             875                23
   Multi-Fineline Electronix *                           4,700                55
   National Instruments                                  3,100                76
   National Semiconductor                                3,708                37
   NCR *                                                 1,380                20
   Net 1 UEPS Technologies *                             2,100                29
   NetApp *                                              5,006                70
   Netgear *                                            12,800               146
   Netscout Systems *                                    4,800                41
   Neutral Tandem *                                      1,839                30
   Novatel Wireless *                                   41,800               194
   Novell *                                             10,090                39
   Open Text *                                           1,466                44
   OSI Systems *                                        12,250               170
   Parametric Technology *                               9,472               120
   Park Electrochemical                                  7,500               142
   Parkervision *                                       13,800                34

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Pegasystems                                           3,069   $            38
   Plantronics                                           1,705                23
   Plexus *                                              8,701               148
   QLogic *                                             13,106               176
   RealNetworks *                                        2,775                10
   Rogers *                                              2,769                77
   Rudolph Technologies *                               22,000                78
   SAIC *                                                9,035               176
   Sapient *                                             4,659                21
   Seachange International *                            16,500               119
   Silicon Laboratories *                                1,295                32
   Skyworks Solutions *                                  5,500                30
   Sohu.com *                                            3,716               176
   SRA International, Cl A *                             3,500                60
   Sybase *                                             12,478               309
   Symyx Technologies *                                  1,945                12
   Synaptics *                                           2,884                48
   SYNNEX *                                              4,454                50
   Synopsys *                                            6,247               116
   Techwell *                                            1,400                 9
   TeleCommunication Systems, Cl A *                     5,900                51
   Tellabs *                                            27,500               113
   Teradata *                                            5,909                88
   TIBCO Software *                                     12,411                64
   TNS *                                                 5,000                47
   Trimble Navigation *                                  1,725                37
   TTM Technologies *                                   20,000               104
   Ultratech *                                           2,300                28
   United Online                                        12,100                73
   Varian Semiconductor Equipment
      Associates *                                       1,860                34
   Veeco Instruments *                                   3,435                22
   Vishay Intertechnology *                             13,450                46
   Western Digital *                                     4,712                54
   Wind River Systems *                                  4,900                44
   Zebra Technologies, Cl A *                            5,500               111
   Zygo *                                                9,000                62
                                                                 ---------------
                                                                          10,585
                                                                 ---------------
MATERIALS -- 5.0%
   Airgas                                                5,718               223
   Albemarle                                             4,052                90
   Alpha Natural Resources *                             2,200                36
   AMCOL International                                   5,150               108
   Aptargroup                                            3,300               116
   Ashland                                               4,670                49
   Buckeye Technologies *                                6,700                24
   Cabot                                                 1,790                27
   Carpenter Technology                                 11,216               230
   Celanese, Ser A                                       3,357                42
   CF Industries Holdings                                1,729                85
   Cincinnati Bell *                                    31,714                61
   Crown Holdings *                                      5,500               106
   Ferro                                                 5,500                39
   FMC                                                   5,758               258
   Glatfelter                                            8,763                82
   Greif, Cl A                                           3,814               128
   Grief, Cl B *                                           100                 3
   Grupo Simec ADR *                                     9,500                47
   H.B. Fuller                                          10,185               164
   Innophos Holdings                                     7,294               144
   Innospec                                              1,720                10
   Myers Industries                                     13,667               109

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Nalco Holding                                         6,608   $            76
   Neenah Paper                                            990                 9
   NewMarket                                               400                14
   Olin                                                 12,085               219
   Owens-Illinois *                                      2,255                62
   Pactiv *                                             10,449               260
   Reliance Steel & Aluminum                             3,028                60
   Rock-Tenn, Cl A                                       4,000               137
   Rockwood Holdings *                                   2,832                31
   RTI International Metals *                            1,400                20
   Schulman A                                            3,587                61
   Scotts Miracle-Gro, Cl A                              2,500                74
   ShengdaTech *                                         3,900                14
   Silgan Holdings                                       2,680               128
   Sonoco Products                                      11,412               264
   Steel Dynamics                                        8,210                92
   Terra Industries                                      4,557                76
   Titanium Metals                                       2,485                22
   United States Steel                                     224                 8
   Universal Stainless & Alloy *                        10,500               152
   Western Goldfields *                                131,000               203
                                                                 ---------------
                                                                           4,163
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.6%
   Alaska Communications Systems Group                   9,435                88
   Atlantic Telegraph-Network                            1,300                34
   CenturyTel                                            7,413               203
   Embarq                                                1,767                64
   Fairpoint Communications                             56,600               186
   Global Crossing *                                     3,200                25
   Iowa Telecommunications Services                      1,875                27
   NTELOS Holdings                                       4,985               123
   Qwest Communications International                    9,223                34
   Sierra Wireless *                                    28,000               163
   Syniverse Holdings *                                 17,430               208
   tw telecom, Cl A *                                    4,730                40
   USA Mobility                                          6,565                76
   Windstream                                            6,821                63
                                                                 ---------------
                                                                           1,334
                                                                 ---------------
UTILITIES -- 5.9%
   AES *                                                 9,300                77
   AGL Resources                                         6,234               195
   Alliant Energy                                        3,304                96
   Atmos Energy                                          3,922                93
   Black Hills                                           1,065                29
   Centerpoint Energy                                    9,600               121
   Central Vermont Public Service                        2,100                50
   Cia de Saneamento de Minas Gerais-COPASA
      (Brazil)                                          17,300               140
   Cleco                                                 8,947               204
   DPL                                                   4,560               104
   DTE Energy                                            1,206                43
   El Paso Electric *                                    2,514                46
   Empire District Electric                              3,125                55
   Energen                                               8,852               260
   Energy                                                8,087                80
   Equitable Resources                                   3,305               111
   Idacorp                                               6,641               196
   Laclede Group                                           815                38
   MDU Resources Group                                   4,879               105
   National Fuel Gas                                       880                28
   New Jersey Resources                                  3,761               148

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Northeast Utilities                                   8,001   $           193
   Northwest Natural Gas                                 4,887               216
   NorthWestern                                          6,500               153
   NRG Energy *                                            500                12
   OGE Energy                                            2,863                74
   Oneok                                                 1,400                41
   Pinnacle West Capital                                 2,397                77
   PNM Resources                                           925                 9
   Portland General Electric                            12,028               234
   Questar                                                 865                28
   Reliant Energy *                                      4,050                23
   SCANA                                                 8,677               309
   TECO Energy                                           5,778                71
   UGI                                                  16,071               392
   UIL Holdings                                          2,300                69
   Unisource Energy                                        800                24
   Vectren                                              11,172               279
   Westar Energy                                         1,813                37
   Wisconsin Energy                                      9,300               390
                                                                 ---------------
                                                                           4,850
                                                                 ---------------
Total Common Stock
   (Cost $93,392) ($ Thousands)                                           71,358
                                                                 ---------------

                                                  Number of
                                                   Warrants
                                                --------------
WARRANTS -- 0.0%
   Oilsands Quest
      Expires 12/08/09 * (A) (B)                         2,250                --
   Rentech
      Expires 04/25/12 * (A) (B)                         1,000                --
   Titanium Asset Management
      Expires 06/21/11 *                                 8,400                10
                                                                 ---------------
Total Warrants
   (Cost $--) ($ Thousands)                                                   10
                                                                 ---------------
MORTGAGE-BACKED SECURITIES -- 3.6%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.7%
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35                       $        1,022               116
   FNMA TBA
         6.000%, 01/01/23                                2,000             2,074
                                                                 ---------------
                                                                           2,190
                                                                 ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.9%
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 4A1
         5.530%, 06/25/45 (D)                               65                35
   American Home Mortgage
      Investment Trust, Ser 2005-4,
      Cl 5A
         5.350%, 11/25/45 (D)                                3                 1
   Bear Stearns Alternative Loan
      Trust, Ser 2004-12, Cl 2A2
         5.875%, 01/25/35 (D)                              134                67
   Countrywide Home Loans,
      Ser 2007-HYB2, Cl 3A1
         5.418%, 02/25/47 (D)                               84                37

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Impac Secured Assets CMO
      Owners Trust, Ser 2007-3,
      Cl 1A1A
         0.581%, 09/25/37 (D)                   $          355   $           319
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         5.023%, 07/25/35 (D)                              136                69
   Morgan Stanley Mortgage Loan
      Trust, Ser 2007-11AR, Cl 2A5
         5.992%, 06/25/37 (D)                               85                39
   Structured Adjustable Rate
      Mortgage Loan Trust, Ser 2007-
      9, Cl 2A1
         5.991%, 10/25/47 (D)                                3                 2
   Structured Adjustable Rate
      Mortgage, Ser 2006-3, Cl 2A1
         5.948%, 04/25/36 (D)                              401               211
   Washington Mutual Mortgage Pass
      - Through Certificates, Ser 2007-
      HY4, Cl 1A1
         5.531%, 04/25/37 (D)                                1                 1
                                                                 ---------------
                                                                             781
                                                                 ---------------
Total Mortgage-Backed Securities
   (Cost $3,527) ($ Thousands)                                             2,971
                                                                 ---------------
ASSET-BACKED SECURITIES -- 1.0%

MORTGAGE RELATED SECURITIES -- 1.0%
   GMAC Mortgage Loan Trust,
      Ser 2007-HE1, Cl A2
         5.621%, 08/25/37 (D)                              216               107
   Home Equity Mortgage Trust,
      Ser 2007-2, Cl 2A1A
         0.621%, 06/25/37 (D)                              298               135
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         1.515%, 02/25/38 (D)                              249               211
   Renaissance Home Equity Loan
      Trust, Ser 2007-1, Cl AV1
         0.601%, 04/25/37 (D)                              226               184
   Residential Funding Mortgage
      Securities, Ser 2007-HI1, Cl A1
         0.601%, 03/25/37 (D)                              184               175
                                                                 ---------------
                                                                             812
                                                                 ---------------
OTHER ASSET-BACKED SECURITIES -- 0.0%
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2
         3.471%, 06/25/33 (D)                               48                31
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $1,221) ($ Thousands)                                               843
                                                                 ---------------
CONVERTIBLE BONDS -- 0.2%
   Charming Shoppes CV to 65.0233
         1.125%, 05/01/14                                  190                61
   Nova BioSource CV to 273.2240
         10.000%, 09/30/12 (C) (F)                         223                45

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Hutchinson Technology CV to
      33.5121
         2.250%, 03/15/10                       $           95   $            61
                                                                 ---------------
Total Convertible Bonds
   (Cost $347) ($ Thousands)                                                 167
                                                                 ---------------
CORPORATE OBLIGATIONS -- 0.1%

FINANCIALS -- 0.1%
   Discover Financial Services
         6.450%, 06/12/17                                   10                 7
   Scorpio Mining PIPE
         7.000%, 05/05/11 (A) (B)                           52                28
                                                                 ---------------
Total Corporate Obligations
   (Cost $61) ($ Thousands)                                                   35
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
   FHLMC
         2.215%, 02/02/09 (E) (G)                          250               250
   FNMA
         0.906%, 02/18/09 (E) (G)                          220               220
   FNMA
         1.359%, 05/06/09 (E) (G)                          950               949
                                                                 ---------------
Total U.S. Government Agency Obligations
   (Cost $1,415) ($ Thousands)                                             1,419
                                                                 ---------------
CASH EQUIVALENT -- 11.7%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930 **++                                     9,631,390             9,631
                                                                 ---------------
Total Cash Equivalent
   (Cost $9,631) ($ Thousands)                                             9,631
                                                                 ---------------
U.S. TREASURY OBLIGATION -- 1.0%
   U.S. Treasury Bills
      0.010%, 02/12/09 (E) (H)                             830               830
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $830) ($ Thousands)                                                 830
                                                                 ---------------
Total Investments -- 105.7%
   (Cost $110,424) ($ Thousands) @                               $        87,264
                                                                 ===============

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund
December 31, 2008

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                                                        UNREALIZED
                             NUMBER OF                 APPRECIATION
TYPE OF                      CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                    LONG (SHORT)     DATE      ($ THOUSANDS)
-------------------------   -----------   ----------   -------------
10-Year Swap                    (9)        Mar-2009        $(50)
90-Day Euro$                     2         Mar-2009          10
90-Day Euro$                    21         Sep-2009         151
90-Day Euro$                     6         Dec-2009          32
90-Day Euro$                    (4)        Mar-2010         (12)
90-Day Euro$                    (4)        Jun-2010         (14)
90-Day Euro$                    (6)        Sep-2010         (25)
90-Day Euro$                     1         Dec-2010           5
90-Day Euro$                     1         Mar-2011           5
90-Day Euro$                     2         Jun-2011          10
90-Day Euro$                     2         Sep-2011          10
90-Day Euro$                     1         Dec-2011           5
90-Day Euro$                     1         Mar-2012           5
90-Day Euro$                     6         Jun-2012          33
90-Day Euro$                     6         Sep-2012          37
90-Day Euro$                     2         Dec-2012          11
Russell 2000 Index E-MINI       83         Mar-2009         300
S&P Mid 400 Index E-MINI        72         Mar-2009         281
U.S. 10-Year Note                4         Mar-2009          13
U.S. 2-Year Note                (7)        Mar-2009         (10)
U.S. 5-Year Note                (2)        Mar-2009          (5)
U.S. Long Treasury Bond          2         Mar-2009          17
                                                           ----
                                                           $809
                                                           ====

A summary of restricted securities held by the Fund at December 31, 2008, is as follows:

                                      RIGHT TO                  MARKET      % OF
               NUMBER   ACQUISITION   ACQUIRE      COST          VALUE      NET
DESCRIPTION  OF SHARES      DATE       DATE    ($ THOUSANDS) ($ THOUSANDS) ASSETS
-----------  ---------  -----------  --------  ------------  ------------  ------
BPZ Energy
   PIPE        9,600      5/07/07     5/07/07       $ 53         $ 61       0.07%
Rentech
   Warrant     1,000      5/30/07     5/30/07         --           --       0.00
Scorpio
   Mining     52,300      5/02/08     5/02/08         52           28       0.03
Value
   Creation    8,040      2/29/08     2/29/08         87           55       0.07
Thunderbird
   Resorts
   PIPE       15,300     11/15/07    11/15/07        138           23       0.03
Thunderbird
   Resorts
   PIPE        1,700      2/07/08     2/07/08         15            3       0.01
Oil Sands
   Quest
   Warrant     2,250      5/02/07     5/02/07         10           --       0.00
                                                    ----         ----       ----
                                                    $355         $170       0.21%
                                                    ====         ====       ====

     Percentages are based on Net Assets of $82,597 ($ Thousands).

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Real Estate Investment Trust.
++   Investment in Affiliated Security.

(A) Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2008 was $170 ($ Thousands) and represented 0.21% of Net Assets.

(B) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2008 was $83 ($ Thousands) and represented 0.10% of net Assets.

(C) Step Bond -- The rate reflected on the Schedule of Investments is the effective yield as of December 31, 2008. The coupon on a step bond changes on a specified date.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2008.

(E) Security, or portion thereof has been pledged as collateral on open futures contracts.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Zero coupon security. The rate reported is the rate in effect as of December 31, 2008.

(H)  The rate reported is the effective yield at time of purchase.

ADR -- American Depositary Receipt
Cl -- Class
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only - face amount represents notional amount
PIPE -- Private Investment in Public Entity
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

Amounts designated as "-" are $0 or have been rounded to $0.

@ At December 31, 2008, the tax basis cost of the Fund's investments was $110,424 ($ Thousands), and the unrealized appreciation and depreciation were $2,169 ($ Thousands) and ($25,329) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 98.5%

CONSUMER DISCRETIONARY -- 14.1%
   Advance Auto Parts                                    2,300   $            77
   American Eagle Outfitters                             9,600                90
   AnnTaylor Stores *                                    1,900                11
   Apollo Group, Cl A *                                  5,100               391
   Autozone * (A)                                        3,400               474
   Big Lots * (A)                                       26,300               381
   Boyd Gaming                                             900                 4
   Brinker International                                10,400               110
   CBS, Cl B (A)                                        29,900               245
   Centex                                                8,500                91
   Coach *                                              15,300               318
   Darden Restaurants                                    6,900               194
   DIRECTV Group *                                         800                18
   DISH Network, Cl A * (A)                             60,000               665
   Dollar Tree *                                        15,600               652
   DreamWorks Animation SKG, Cl A *                      5,300               134
   Expedia *                                            36,800               303
   Family Dollar Stores (A)                             30,000               782
   Fuel Systems Solutions * (A)                          1,300                43
   Gannett (A)                                          19,200               154
   Gap                                                  31,100               417
   Genuine Parts                                         6,400               242
   Gymboree *                                            1,300                34
   H&R Block                                            35,800               813
   Harley-Davidson (A)                                   2,100                36
   Harman International Industries                      19,200               321
   Hasbro                                               16,700               487
   Hillenbrand                                          24,900               415
   International Speedway, Cl A                          2,600                75
   Interval Leisure Group *                             11,900                64
   ITT Educational Services *                            1,600               152
   J.C. Penney (A)                                      11,000               217
   Jarden * (A)                                         18,300               211
   Jones Apparel Group                                   8,000                47
   Kohl's *                                              1,600                58
   Leggett & Platt                                      15,000               228
   Lennar, Cl A (A)                                      7,500                65
   Liberty Media - Entertainment, Cl A *                24,500               428
   Limited Brands                                        8,200                82
   Liz Claiborne                                         1,600                 4
   Macy's                                                5,100                53
   Meredith (A)                                          4,900                84
   Newell Rubbermaid                                     5,400                53
   PetMed Express *                                      3,100                55
   Polo Ralph Lauren (A)                                11,900               540
   Pulte Homes (A)                                      42,400               463
   RadioShack (A)                                        1,300                16
   Ross Stores                                          12,000               357
   Royal Caribbean Cruises (A)                          20,000               275
   Signet Jewelers                                      22,800               198
   Snap-On                                              13,900               547
   Stanley Works                                         2,000                68
   Starbucks *                                          14,100               133
   Titan International                                     400                 3
   TJX (A)                                               9,300               191
   TRW Automotive Holdings *                               900                 3
   Urban Outfitters *                                    4,900                73
   VF                                                    1,000                55

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   WABCO Holdings                                        9,900   $           156
   Weight Watchers International                           500                15
   Whirlpool (A)                                           700                29
   Wyndham Worldwide                                     3,000                20
   Yum! Brands                                           5,200               164
                                                                 ---------------
                                                                          13,084
                                                                 ---------------
CONSUMER STAPLES -- 7.4%
   Avon Products                                        22,300               536
   Bunge (A)                                             6,800               352
   Campbell Soup                                         3,200                96
   Central European Distribution *                       2,900                57
   Chiquita Brands International * (A)                   5,200                77
   Clorox                                                  600                33
   Coca-Cola Enterprises                                65,000               782
   ConAgra Foods                                        20,200               333
   Constellation Brands, Cl A *                          2,800                44
   Del Monte Foods                                      68,100               486
   Dr Pepper Snapple Group *                            16,300               265
   Herbalife                                            13,200               286
   HJ Heinz                                              2,500                94
   Lorillard                                             2,100               118
   Molson Coors Brewing, Cl B                           13,900               680
   Pepsi Bottling Group                                 26,700               601
   PepsiAmericas                                         8,300               169
   Reynolds American                                     5,000               202
   Safeway                                              38,300               910
   Sara Lee                                             15,900               156
   SUPERVALU                                            41,100               600
   Tyson Foods, Cl A                                     2,000                18
                                                                 ---------------
                                                                           6,895
                                                                 ---------------
ENERGY -- 6.5%
   Arch Coal                                             2,200                36
   Consol Energy                                        11,800               337
   El Paso                                              77,100               604
   Encore Acquisition *                                 17,200               439
   ENSCO International                                  23,900               679
   Forest Oil *                                            700                11
   Helmerich & Payne                                    10,300               234
   Mariner Energy *                                      5,800                59
   Massey Energy                                        11,000               152
   McMoRan Exploration *                                 6,100                60
   Murphy Oil                                           21,400               949
   Newfield Exploration *                                5,500               109
   Noble                                                22,100               488
   Noble Energy                                          1,700                84
   Overseas Shipholding Group (A)                        2,000                84
   Peabody Energy                                          800                18
   Pioneer Natural Resources                             5,100                82
   Plains Exploration & Production *                    19,900               462
   SEACOR Holdings * (A)                                 1,300                87
   Southwestern Energy *                                11,400               330
   Sunoco                                                2,800               122
   Superior Energy Services *                            1,800                29
   Swift Energy *                                          900                15
   Tidewater                                             3,400               137
   Unit *                                               12,100               323
   Valero Energy                                         4,200                91
   Western Refining (A)                                  3,200                25
                                                                 ---------------
                                                                           6,046
                                                                 ---------------
FINANCIALS -- 16.5%
   Allied Capital                                        1,300                 3

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Allied World Assurance Holdings                       7,200   $           292
   American Capital (A)                                  3,900                13
   American Financial Group                             11,800               270
   American Physicians Capital                             600                29
   Ameriprise Financial                                 12,700               297
   Annaly Capital Management +                          56,700               900
   Arch Capital Group *                                 11,200               785
   Assurant                                              9,700               291
   Astoria Financial (A)                                31,400               518
   Axis Capital Holdings                                12,500               364
   Bank of Hawaii (A)                                    8,900               402
   Brandywine Realty Trust +                            63,100               487
   Capital Trust, Cl A +                                   300                 1
   CapitalSource + (A)                                   3,100                14
   CB Richard Ellis Group, Cl A *                        2,900                13
   CBL & Associates Properties + (A)                    15,700               102
   CNA Financial                                        11,300               186
   Colonial Properties Trust +                           6,300                52
   Comerica                                              4,400                87
   Delphi Financial Group, Cl A                          1,700                31
   Developers Diversified Realty + (A)                   4,500                22
   Discover Financial Services                          26,500               253
   Duke Realty +                                        15,600               171
   Endurance Specialty Holdings                          4,200               128
   Everest Re Group                                      1,900               145
   Federated Investors, Cl B (A)                        22,600               383
   Fifth Third Bancorp (A)                              10,300                85
   Forest City Enterprises, Cl A                        24,800               166
   Fulton Financial (A)                                 20,000               193
   Hartford Financial Services Group                     2,500                41
   HCP +                                                13,500               375
   Health Care + (A)                                     8,300               350
   Hercules Technology Growth Capital                    1,400                11
   Hospitality Properties Trust + (A)                    5,200                77
   Host Hotels & Resorts + (A)                          32,800               248
   Hudson City Bancorp                                  29,900               477
   Huntington Bancshares (A)                            95,200               729
   Investment Technology Group *                         9,800               223
   Keycorp                                               6,500                55
   Kite Realty Group Trust +                               200                 1
   Lazard, Cl A                                          5,800               172
   Lexington Realty Trust + (A)                          3,000                15
   Liberty Property Trust +                             15,100               345
   Lincoln National                                      6,300               119
   M&T Bank (A)                                          1,100                63
   Macerich +                                            1,500                27
   Mack-Cali Realty + (A)                               22,800               559
   MainSource Financial Group (A)                        1,000                16
   Marshall & Ilsley (A)                                19,200               262
   MBIA (A)                                              6,900                28
   Northern Trust                                        9,700               506
   Oriental Financial Group                              8,200                50
   Parkway Properties +                                  1,200                22
   PartnerRe                                               800                57
   Pennsylvania Real Estate Investment
      Trust + (A)                                        5,300                39
   Principal Financial Group                             7,900               178
   Prologis + (A)                                        6,200                86
   Prospect Capital                                      3,200                38
   Protective Life                                       8,400               120
   Regions Financial (A)                                33,800               269

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   RenaissanceRe Holdings                               12,600   $           650
   SeaBright Insurance Holdings *                        2,400                28
   SL Green Realty + (A)                                 3,400                88
   Sunstone Hotel Investors + (A)                       18,200               113
   SunTrust Banks                                          600                18
   TCF Financial (A)                                    11,000               150
   Transatlantic Holdings                               10,400               417
   Unum Group                                            8,100               151
   Valley National Bancorp (A)                          39,395               798
   Webster Financial                                     5,100                70
   Weingarten Realty Investors + (A)                     4,300                89
   White Mountains Insurance Group                       1,600               427
   WR Berkley                                            3,100                96
   XL Capital, Cl A (A)                                  6,100                23
                                                                 ---------------
                                                                          15,359
                                                                 ---------------
HEALTH CARE -- 9.1%
   Allergan                                              7,100               286
   American Medical Systems Holdings *                   6,500                58
   AmerisourceBergen                                     1,300                46
   Biogen Idec *                                         2,600               124
   C.R. Bard                                             2,200               185
   Cephalon * (A)                                        5,300               408
   Charles River Laboratories International *            1,500                40
   Cigna                                                16,100               271
   Cooper                                                1,900                31
   Covance *                                             3,500               161
   Coventry Health Care *                                7,100               106
   Dentsply International                                3,700               104
   Endo Pharmaceuticals Holdings *                       8,800               228
   Express Scripts *                                     7,500               412
   Forest Laboratories *                                17,900               456
   Hill-Rom Holdings (A)                                 3,800                63
   Hospira * (A)                                         3,000                80
   Humana *                                              9,500               354
   Idexx Laboratories *                                  4,900               177
   IMS Health (A)                                       16,600               252
   Intuitive Surgical *                                    500                64
   Invacare                                              1,600                25
   Inverness Medical Innovations * (A)                   3,300                62
   Kinetic Concepts * (A)                               21,800               418
   King Pharmaceuticals *                               17,900               190
   Life Technologies *                                   6,144               143
   LifePoint Hospitals * (A)                             7,200               165
   Lincare Holdings * (A)                               19,300               520
   Noven Pharmaceuticals *                               1,600                18
   Resmed *                                              1,300                49
   Sepracor * (A)                                        7,300                80
   St. Jude Medical *                                   32,400             1,068
   Techne                                                1,600               103
   Universal Health Services, Cl B                       3,800               143
   Varian Medical Systems *                             16,200               568
   Vertex Pharmaceuticals *                              8,400               255
   Warner Chilcott, Cl A * (A)                          49,200               713
                                                                 ---------------
                                                                           8,426
                                                                 ---------------
INDUSTRIALS -- 14.5%
   AGCO * (A)                                            7,400               175
   Allegiant Travel *                                      700                34
   Alliant Techsystems *                                 1,900               163
   AMR *                                                13,200               141

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Armstrong World Industries (A)                       22,100   $           478
   Bucyrus International, Cl A                           8,300               154
   Columbus McKinnon *                                     800                11
   Continental Airlines, Cl B *                          4,800                87
   Cooper Industries, Cl A                               4,100               120
   Copart *                                              5,200               141
   Crane (A)                                             6,100               105
   Cummins                                              11,100               297
   Delta Air Lines * (A)                                45,225               518
   Deluxe                                                2,400                36
   Dover                                                25,200               830
   Eaton                                                 2,600               129
   Energy Conversion Devices * (A)                         900                23
   EnPro Industries *                                    1,500                32
   Equifax                                               7,400               196
   Expeditors International of Washington                2,600                86
   Fastenal (A)                                          5,600               195
   Flowserve                                             5,200               268
   Fluor                                                19,200               862
   Foster Wheeler *                                     10,100               236
   Gardner Denver *                                     18,200               425
   Goodrich                                             17,700               655
   Harsco                                               19,700               545
   Hubbell, Cl B                                         3,500               114
   Jacobs Engineering Group *                            4,800               231
   John Bean Technologies                               24,425               199
   Joy Global                                            1,300                30
   KBR                                                   5,800                88
   Kirby *                                              17,100               468
   L-3 Communications Holdings                          12,000               885
   Manpower                                              5,500               187
   Masco                                                 5,100                57
   McDermott International *                             2,400                24
   NCI Building Systems * (A)                              700                11
   Northrop Grumman                                      2,200                99
   Parker Hannifin                                       6,450               274
   Pitney Bowes                                         30,800               785
   Precision Castparts                                   5,000               298
   Raytheon (A)                                          4,600               235
   Robert Half International                               600                13
   Rockwell Automation                                   3,500               113
   RR Donnelley & Sons                                  11,800               160
   Ryder System                                         19,500               756
   Shaw Group *                                         13,500               276
   Stericycle *                                          5,700               297
   Textron                                                 100                 1
   Tyco International                                    6,800               147
   United Rentals * (A)                                 58,300               532
   URS *                                                 2,800               114
   WESCO International * (A)                            10,400               200
                                                                 ---------------
                                                                          13,536
                                                                 ---------------
INFORMATION TECHNOLOGY -- 14.4%
   Accenture, Cl A                                       1,100                36
   ADC Telecommunications * (A)                         15,100                83
   Adobe Systems *                                       3,400                73
   Affiliated Computer Services, Cl A * (A)             12,100               556
   Agilent Technologies *                                8,200               128
   Alliance Data Systems * (A)                          15,200               707
   Altera                                                3,900                65
   Amdocs *                                                200                 4

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Analog Devices                                       13,100   $           249
   Arrow Electronics *                                   1,300                24
   Avnet *                                               7,800               142
   BMC Software * (A)                                    3,300                89
   Broadcom, Cl A *                                     26,600               452
   Broadridge Financial Solutions                       36,000               451
   Brocade Communications Systems *                      5,200                14
   CA                                                   40,100               743
   Computer Sciences *                                   5,300               186
   DST Systems *                                         1,000                38
   F5 Networks *                                         9,700               222
   Fidelity National Information Services                1,200                20
   Fiserv *                                              2,300                84
   Harris                                               26,800             1,020
   Hewitt Associates, Cl A *                            27,500               780
   IAC *                                                 8,300               131
   Ingram Micro, Cl A *                                 10,500               141
   Integrated Device Technology *                      100,000               561
   Intuit * (A)                                         30,600               728
   Jabil Circuit                                        29,600               200
   Lender Processing Services                           13,400               395
   Lexmark International, Cl A *                         2,800                75
   LSI Logic *                                           9,700                32
   McAfee *                                              5,500               190
   MEMC Electronic Materials *                          32,500               464
   Metavante Technologies *                             32,700               527
   Mettler Toledo International *                        4,300               290
   National Semiconductor                               15,600               157
   NCR *                                                13,400               190
   NetApp *                                              8,800               123
   QLogic * (A)                                         21,000               282
   SAIC *                                               13,100               255
   Silicon Laboratories * (A)                           15,100               374
   Sohu.com * (A)                                        8,500               402
   Symantec * (A)                                       12,600               170
   Synopsys *                                           28,900               535
   Trimble Navigation *                                  2,200                47
   Tyco Electronics                                      5,100                83
   Volterra Semiconductor *                              7,900                57
   Western Digital *                                    41,400               474
   Xerox                                                33,300               265
   Xilinx (A)                                            3,600                64
                                                                 ---------------
                                                                          13,378
                                                                 ---------------
MATERIALS -- 5.2%
   Airgas                                                5,900               230
   AK Steel Holding                                      5,200                49
   Ashland                                              17,100               180
   Celanese, Ser A                                      24,500               304
   CF Industries Holdings                                6,300               310
   Cliffs Natural Resources                              3,800                97
   Crown Holdings *                                     26,600               511
   Eastman Chemical                                      5,500               174
   FMC                                                   7,200               322
   Headwaters *                                          2,900                20
   Intrepid Potash *                                       800                17
   Lubrizol                                              1,100                40
   Mosaic                                                  300                10
   Nalco Holding (A)                                    16,200               187
   Owens-Illinois *                                     19,000               519
   Pactiv *                                             15,300               381

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Mid-Cap Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Reliance Steel & Aluminum                             2,900   $            58
   Scotts Miracle-Gro, Cl A (A)                          5,100               152
   Sonoco Products                                      28,000               648
   Spartech                                              3,300                21
   Steel Dynamics                                        1,200                13
   Terra Industries                                     26,700               445
   United States Steel                                   5,300               197
                                                                 ---------------
                                                                           4,885
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.4%
   CenturyTel (A)                                        8,500               232
   Embarq                                                6,600               237
   Frontier Communications                              13,500               118
   MetroPCS Communications * (A)                         6,200                92
   NII Holdings *                                        5,700               104
   Qwest Communications International (A)               21,700                79
   Telephone & Data Systems                              1,300                41
   US Cellular *                                         1,800                78
   Windstream                                           31,300               288
                                                                 ---------------
                                                                           1,269
                                                                 ---------------
UTILITIES -- 9.4%
   AES * (A)                                           110,800               913
   Ameren                                                5,000               166
   American Electric Power                              11,300               376
   American Water Works                                  8,600               180
   Atmos Energy                                         11,800               280
   Centerpoint Energy                                   20,000               252
   CMS Energy (A)                                       14,400               146
   DPL (A)                                               5,600               128
   DTE Energy (A)                                       20,800               742
   Edison International                                 27,400               880
   Energen                                               2,400                70
   Energy                                                3,600                36
   Mirant * (A)                                         17,700               334
   National Fuel Gas                                     2,200                69
   NiSource                                             20,600               226
   NRG Energy *                                         21,000               490
   OGE Energy                                            1,200                31
   Oneok                                                18,800               547
   Pepco Holdings                                       53,900               957
   PG&E                                                  5,300               205
   Pinnacle West Capital                                 4,700               151
   PPL                                                   5,800               178
   Questar                                               4,600               150
   Sempra Energy                                         7,900               337
   TECO Energy                                          17,600               217
   UGI                                                  25,000               611
   Vectren                                               3,800                95
                                                                 ---------------
                                                                           8,767
                                                                 ---------------
Total Common Stock
   (Cost $125,895) ($ Thousands)                                          91,645
                                                                 ---------------
AFFILIATED PARTNERSHIP -- 19.4%
   SEI Liquidity Fund, L.P.,
      1.350%**++ (B)                                18,373,686            17,980
                                                                 ---------------
Total Affiliated Partnership
   (Cost $18,374) ($ Thousands)                                           17,980
                                                                 ---------------

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
CASH EQUIVALENT -- 1.0%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930%** ++                                      966,351   $           966
                                                                 ---------------
Total Cash Equivalent
   (Cost $966) ($ Thousands)                                                 966
                                                                 ---------------
U.S. TREASURY OBLIGATION -- 0.9%
   U.S. Treasury Bills
      0.010%, 02/12/09 (C) (D)                  $          800               800
                                                                 ---------------
Total U.S. Treasury Obligation
   (Cost $800) ($ Thousands)                                                 800
                                                                 ---------------
Total Investments -- 119.8%
   (Cost $146,035) ($ Thousands) @                               $       111,391
                                                                 ===============

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                            NUMBER OF                    UNREALIZED
TYPE OF                     CONTRACTS     EXPIRATION    APPRECIATION
CONTRACT                   LONG (SHORT)      DATE      ($ THOUSANDS)
--------                   ------------   ----------   -------------
S&P Mid 400 Index E-MINI        30         Mar-2009         $64
                                                            ===

     Percentages are based on Net Assets of $93,015 ($Thousands).

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Real Estate Investment Trust.
++   Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $17,905 ($ Thousands).

(B) This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2008 was $17,980 ($ Thousands).

(C)  The rate reported is the rate in effect as of December 31, 2008.

(D) Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl  -- Class
L.P.-- Limited Partnership
Ser -- Series

@ At December 31, 2008, the tax basis cost of the Fund's investments was $146,035 ($ Thousands), and the unrealized appreciation and depreciation were $2,859 ($ Thousands) and ($37,503) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 96.5%

CONSUMER DISCRETIONARY -- 6.3%
   Aaron Rents                                          21,000   $           559
   Autoliv                                              67,000             1,438
   Buckle                                               37,050               808
   Burger King Holdings                                 74,100             1,770
   Choice Hotels International                          23,600               709
   CTC Media *                                         116,000               557
   DreamWorks Animation SKG, Cl A *                     50,100             1,265
   Eastman Kodak                                       156,300             1,029
   Genuine Parts                                        16,200               613
   Hillenbrand                                          70,086             1,169
   International Speedway, Cl A                         52,900             1,520
   John Wiley & Sons, Cl A                              17,300               615
   Lamar Advertising, Cl A *                            44,100               554
   Liberty Global, Cl A *                               70,700             1,126
   Matthews International, Cl A                         29,400             1,078
   Panera Bread, Cl A *                                  7,800               407
   Polaris Industries                                   12,400               355
   Shaw Communications, Cl B                            96,300             1,703
   Starwood Hotels & Resorts Worldwide                  76,700             1,373
   Strayer Education                                     7,901             1,694
   TRW Automotive Holdings *                            73,000               263
   Tupperware Brands                                    28,400               645
   Under Armour, Cl A *                                 45,800             1,092
                                                                 ---------------
                                                                          22,342
                                                                 ---------------
CONSUMER STAPLES -- 15.5%
   Brown-Forman, Cl B                                   58,793             3,027
   Campbell Soup                                       106,053             3,183
   Church & Dwight                                      27,100             1,521
   Dean Foods *                                         40,800               733
   General Mills                                        92,644             5,628
   Hershey                                              40,100             1,393
   HJ Heinz                                             26,781             1,007
   Hormel Foods                                        179,990             5,594
   JM Smucker                                            2,983               129
   Kellogg                                              96,960             4,252
   Kroger                                               71,656             1,893
   Lorillard                                            50,640             2,853
   McCormick                                            83,219             2,651
   Molson Coors Brewing, Cl B                           75,863             3,711
   Pepsi Bottling Group                                 61,600             1,387
   PepsiCo                                              58,427             3,200
   Philip Morris International                          77,148             3,357
   Reynolds American                                    88,632             3,573
   Ruddick                                              45,000             1,244
   SYSCO                                               104,788             2,404
   UST                                                  38,381             2,663
                                                                 ---------------
                                                                          55,403
                                                                 ---------------
ENERGY -- 3.0%
   Cameco                                               19,200               331
   Carrizo Oil & Gas *                                  27,200               438
   Cimarex Energy                                       40,400             1,082
   CNX Gas *                                            14,632               399
   Enbridge                                             31,400             1,019
   Exxon Mobil                                          13,200             1,054
   Imperial Oil                                         27,700               934
   Murphy Oil                                           10,000               443
   Nexen                                                23,300               410

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Penn Virginia                                        17,000   $           442
   Petro-Canada                                         34,200               749
   SEACOR Holdings *                                    53,260             3,550
                                                                 ---------------
                                                                          10,851
                                                                 ---------------
FINANCIALS -- 14.0%
   Alleghany *                                           1,388               391
   American National Insurance                           2,875               212
   Arthur J. Gallagher                                  82,740             2,144
   Astoria Financial                                    29,385               484
   Bancorpsouth                                         59,100             1,381
   Bank of Hawaii                                       41,265             1,864
   BOK Financial                                        40,857             1,651
   Brookfield Properties                               199,500             1,542
   Capitol Federal Financial                            31,167             1,421
   Cincinnati Financial                                 25,400               738
   City National                                        42,993             2,094
   Commerce Bancshares                                  65,369             2,873
   Credicorp                                            33,600             1,679
   Cullen/Frost Bankers                                 58,011             2,940
   Federated Investors, Cl B                            58,600               994
   First Citizens BancShares, Cl A                      10,692             1,634
   Fulton Financial                                    122,900             1,182
   Hancock Holding                                      29,200             1,327
   Hudson City Bancorp                                 124,307             1,984
   Investment Technology Group *                        29,900               679
   IPC Holdings                                         14,100               422
   Markel *                                                577               172
   Mercury General                                      17,707               814
   Moody's                                              30,400               611
   Old National Bancorp                                 71,600             1,300
   OneBeacon Insurance Group, Cl A                      85,700               895
   People's United Financial                           226,368             4,036
   RenaissanceRe Holdings                               30,400             1,567
   StanCorp Financial Group                             34,500             1,441
   TFS Financial                                       254,310             3,281
   Transatlantic Holdings                               19,937               799
   Trustmark                                            60,200             1,300
   UMB Financial                                        28,700             1,410
   United Bankshares                                    14,400               478
   Washington Federal                                   74,478             1,114
   Wesco Financial                                       2,180               628
   Whitney Holding                                      31,700               507
                                                                 ---------------
                                                                          49,989
                                                                 ---------------
HEALTH CARE -- 19.6%
   Abbott Laboratories                                  76,318             4,073
   Abraxis Bioscience *                                    363                24
   Alcon                                                13,800             1,231
   AmerisourceBergen                                   138,947             4,955
   Baxter International                                 69,508             3,725
   Beckman Coulter                                      21,300               936
   Becton Dickinson                                     40,301             2,756
   BioMarin Pharmaceuticals *                           84,600             1,506
   Brookdale Senior Living                              65,900               368
   C.R. Bard                                            27,958             2,356
   Celgene *                                             8,400               464
   Dentsply International                               33,700               952
   Edwards Lifesciences *                               48,863             2,685
   Eli Lilly                                            65,050             2,620
   Endo Pharmaceuticals Holdings *                      71,700             1,856
   Genentech *                                          51,296             4,253
   Genzyme *                                            30,824             2,046
   Gilead Sciences *                                     7,980               408

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Henry Schein *                                       53,868   $         1,976
   Hill-Rom Holdings                                    90,700             1,493
   Hospira *                                            41,200             1,105
   Immucor *                                            54,100             1,438
   Johnson & Johnson                                    20,515             1,227
   King Pharmaceuticals *                              165,400             1,756
   Laboratory Corp of America Holdings *                69,719             4,491
   Life Technologies *                                  25,179               587
   LifePoint Hospitals *                                53,600             1,224
   McKesson                                             36,300             1,406
   Medco Health Solutions *                              3,187               134
   Onyx Pharmaceuticals *                               43,100             1,472
   Owens & Minor                                        38,100             1,434
   Patterson *                                          55,800             1,046
   Perrigo                                              35,900             1,160
   Pharmaceutical Product Development                   47,817             1,387
   Quest Diagnostics                                    41,576             2,158
   STERIS                                               15,600               372
   Techne                                               60,209             3,885
   United Therapeutics *                                24,100             1,507
   Universal Health Services, Cl B                      39,754             1,494
   Warner Chilcott, Cl A *                               7,436               108
                                                                 ---------------
                                                                          70,074
                                                                 ---------------
INDUSTRIALS -- 11.7%
   Alexander & Baldwin                                  43,476             1,090
   Alliant Techsystems *                                16,400             1,407
   Burlington Northern Santa Fe                         48,410             3,665
   C.H. Robinson Worldwide                              88,428             4,866
   FTI Consulting *                                     27,500             1,229
   Gardner Denver *                                     39,500               922
   General Cable *                                      40,500               716
   General Dynamics                                      1,184                68
   Granite Construction                                 31,600             1,388
   Harsco                                               55,900             1,547
   Hertz Global Holdings *                             319,900             1,622
   Hubbell, Cl B                                        16,300               533
   JetBlue Airways *                                    82,800               588
   Landstar System                                      37,900             1,457
   Lennox International                                 41,900             1,353
   Lincoln Electric Holdings                            28,900             1,472
   Lockheed Martin                                      12,374             1,040
   Norfolk Southern                                      4,020               189
   Raytheon                                             16,519               843
   Ritchie Bros. Auctioneers                            25,700               550
   Robert Half International                            50,000             1,041
   Simpson Manufacturing                                50,200             1,393
   Southwest Airlines                                  280,284             2,416
   Stericycle *                                         50,860             2,649
   TransDigm Group *                                    46,500             1,561
   Union Pacific                                        10,900               521
   United Parcel Service, Cl B                          77,400             4,270
   Woodward Governor                                    61,900             1,425
                                                                 ---------------
                                                                          41,821
                                                                 ---------------
INFORMATION TECHNOLOGY -- 7.0%
   Acxiom                                               37,200               302
   Affiliated Computer Services, Cl A *                 41,800             1,921
   Automatic Data Processing                            58,827             2,314
   CACI International, Cl A *                           11,600               523
   Diebold                                              23,500               660

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Flir Systems *                                       32,600   $         1,000
   Harris                                               29,800             1,134
   Hewitt Associates, Cl A *                            50,900             1,444
   IAC *                                                47,744               751
   Ingram Micro, Cl A *                                126,500             1,694
   Lexmark International, Cl A *                        47,400             1,275
   Mantech International, Cl A *                         9,300               504
   Microchip Technology                                 46,049               899
   Micros Systems *                                     46,900               765
   National Instruments                                 27,777               677
   NeuStar, Cl A *                                      68,000             1,301
   Perot Systems, Cl A *                               109,900             1,502
   Silicon Laboratories *                               16,600               412
   Solera Holdings *                                    63,300             1,526
   Sybase *                                             57,800             1,432
   Tech Data *                                          97,879             1,746
   Zebra Technologies, Cl A *                           61,400             1,244
                                                                 ---------------
                                                                          25,026
                                                                 ---------------
MATERIALS -- 2.5%
   Aptargroup                                           44,300             1,561
   Bemis                                                18,500               438
   Compass Minerals International                       22,800             1,337
   Domtar *                                            354,200               592
   Eastman Chemical                                     16,300               517
   Greif, Cl A                                          31,800             1,063
   Methanex                                             25,500               286
   Nova Chemicals                                       59,600               284
   Packaging Corp of America                            75,000             1,010
   Rockwood Holdings *                                  55,900               604
   Sensient Technologies                                53,000             1,266
                                                                 ---------------
                                                                           8,958
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 3.6%
   AT&T                                                 64,800             1,847
   BCE                                                  58,600             1,201
   CenturyTel                                           55,300             1,511
   Embarq                                               38,400             1,381
   Frontier Communications                             162,300             1,418
   MetroPCS Communications *                           107,700             1,599
   Telephone & Data Systems                             27,900               886
   US Cellular *                                        20,276               877
   Verizon Communications                               57,400             1,946
                                                                 ---------------
                                                                          12,666
                                                                 ---------------
UTILITIES -- 13.3%
   AGL Resources                                        96,614             3,029
   Alliant Energy                                       74,695             2,180
   American Water Works                                 16,697               348
   Aqua America                                         76,821             1,582
   Atmos Energy                                        129,994             3,081
   Consolidated Edison                                  22,090               860
   Constellation Energy Group                           14,900               374
   Dominion Resources                                   62,659             2,246
   DPL                                                  66,200             1,512
   DTE Energy                                           39,000             1,391
   Edison International                                 44,700             1,436
   Energen                                              23,200               680
   Great Plains Energy                                  25,989               502
   Hawaiian Electric Industries                         70,300             1,556
   Idacorp                                              42,700             1,258
   Integrys Energy Group                                41,071             1,765
   MDU Resources Group                                  66,000             1,424
   Nicor                                                63,564             2,208

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund
December 31, 2008

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   NiSource                                            112,600   $         1,235
   Northeast Utilities                                  70,800             1,704
   NSTAR                                                10,679               390
   OGE Energy                                          136,468             3,518
   Pepco Holdings                                       86,200             1,531
   Progress Energy                                      30,140             1,201
   SCANA                                                13,787               491
   TECO Energy                                         105,800             1,307
   UGI                                                  49,244             1,203
   Vectren                                              96,369             2,410
   Westar Energy                                        47,700               978
   WGL Holdings                                         35,300             1,154
   Wisconsin Energy                                     74,355             3,121
                                                                 ---------------
                                                                          47,675
                                                                 ---------------
Total Common Stock
   (Cost $407,145) ($ Thousands)                                         344,805
                                                                 ---------------
CASH EQUIVALENT -- 4.3%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 0.930%** +             15,229,491            15,229
                                                                 ---------------
Total Cash Equivalent
   (Cost $15,229) ($ Thousands)                                           15,229
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 0.5%
   U.S. Treasury Bills
      0.090%, 06/18/09 (A) (B)                  $          100               100
      0.010%, 02/12/09 (A) (B)                           1,858             1,858
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $1,958) ($ Thousands)                                             1,958
                                                                 ---------------
Total Investments -- 101.3%
   (Cost $424,332) ($ Thousands) @                               $       361,992
                                                                 ===============

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                         NUMBER OF                   UNREALIZED
                         CONTRACTS    EXPIRATION    APPRECIATION
TYPE OF CONTRACT       LONG (SHORT)      DATE      ($ THOUSANDS)
--------------------   ------------   ----------   -------------
S&P 500 Index E-MINI        218        Mar-2009         $318
                                                        ====

     Percentages are based on Net Assets of $357,454 ($Thousands).

*    Non-Income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Investment in Affiliated Security.

(A)  The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl -- Class

@ At December 31, 2008, the tax basis cost of the Fund's investments was $424,332 ($ Thousands), and the unrealized appreciation and depreciation were $9,175 ($ Thousands) and ($71,515) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 86.1%

AUSTRALIA -- 4.1%
   AGL Energy                                           26,688   $           284
   Amcor                                               644,354             2,618
   Australia & New Zealand Banking Group                69,187               747
   Bendigo and Adelaide Bank                             7,527                58
   Brambles                                            503,643             2,617
   Foster's Group                                      109,262               420
   Iluka Resources                                      76,385               249
   ING Industrial Fund +                                66,809                 7
   Metcash                                              70,603               216
   MFS *                                                17,170                12
   Newcrest Mining                                      11,771               280
   Origin Energy                                        15,328               173
   Sonic Healthcare                                     15,512               158
   TABCORP Holdings                                      9,014                44
   Tatts Group                                         681,710             1,331
                                                                 ---------------
                                                                           9,214
                                                                 ---------------
AUSTRIA -- 0.0%
   Oesterreichische Post                                 1,065                37
                                                                 ---------------
                                                                              37
                                                                 ---------------
BELGIUM -- 2.2%
   Belgacom                                             15,112               578
   Cofinimmo +                                           5,319               703
   Colruyt                                               7,858             1,689
   Intervest Offices +                                   1,579                39
   Mobistar                                             26,584             1,918
   Nationale A Portefeuille                                804                39
   Tessenderlo Chemie                                    2,775                84
                                                                 ---------------
                                                                           5,050
                                                                 ---------------
BERMUDA -- 0.5%
   Catlin Group                                          7,660                48
   Lancashire Holdings                                  40,702               251
   Macquarie International Infrastructure
      Fund                                             415,000                85
   PartnerRe                                             9,500               677
   Texwinca Holdings                                   248,000               106
                                                                 ---------------
                                                                           1,167
                                                                 ---------------
CANADA -- 6.2%
   Aastra Technologies *                                 9,400                91
   Alimentation Couche Tard, Cl B                      106,700             1,248
   ARC Energy Trust                                     21,400               348
   Bank of Montreal                                     20,000               506
   Bank of Nova Scotia                                  15,500               418
   Barrick Gold                                         15,600               565
   Canadian Imperial Bank of Commerce                    4,400               182
   Canadian National Railway                            15,300               555
   Canadian Utilities                                    5,000               164
   Celestica *                                          15,500                71
   CGI Group, Cl A *                                    47,200               367
   Empire, Cl A                                          6,000               237
   Enbridge                                             28,200               904
   Fairfax Financial Holdings                            1,900               600
   Fortis                                               19,400               386
   George Weston                                        21,000             1,020
   Gildan Activewear *                                  15,600               179
   Goldcorp                                             20,400               634
   Jean Coutu Group, Cl A                                5,197                35

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Laurentian Bank of Canada                            14,000   $           391
   Loblaw                                                7,500               212
   Manitoba Telecom Services                            10,600               309
   Metro, Cl A                                          13,700               411
   MI Developments, Cl A                                   100                 1
   Penn West Energy Trust                               13,200               145
   Provident Energy Trust                               53,200               231
   Ritchie Bros Auctioneers                             26,400               564
   RONA *                                                7,800                76
   Royal Bank of Canada                                 17,700               518
   Saputo                                               34,000               611
   Shoppers Drug Mart                                    6,700               261
   Superior Plus Income Fund                             2,200                19
   TELUS, Cl A                                           3,600               102
   TELUS                                                11,400               343
   TMX Group                                            34,200               698
   Toronto-Dominion Bank                                15,700               553
   TransAlta                                             5,200               102
                                                                 ---------------
                                                                          14,057
                                                                 ---------------
CAYMAN ISLANDS -- 0.0%
   Hutchison Telecommunications
      International                                    257,000                69
                                                                 ---------------
                                                                              69
                                                                 ---------------
DENMARK -- 1.0%
   Coloplast, Cl B                                       5,797               401
   Novo Nordisk, Cl B                                   31,729             1,637
   Topdanmark *                                            675                88
                                                                 ---------------
                                                                           2,126
                                                                 ---------------
FINLAND -- 1.0%
   Componenta                                            7,368                50
   Fortum                                                9,054               197
   Kesko, Cl B                                           8,554               215
   M-real, Cl B                                         14,023                14
   Orion, Cl B                                          43,500               740
   Stora Enso, Cl R                                     45,553               361
   Tietoenator                                           3,475                38
   UPM-Kymmene                                          42,985               551
                                                                 ---------------
                                                                           2,166
                                                                 ---------------
FRANCE -- 2.5%
   Air Liquide (A)                                       9,831               900
   Carrefour                                             7,959               308
   Cie Generale d'Optique Essilor International         34,577             1,624
   France Telecom (A)                                   58,465             1,630
   Groupe Eurotunnel *                                   3,400                18
   Hermes International                                  1,783               250
   Sanofi-Aventis (A)                                   10,356               662
   SEB                                                     639                19
   Societe BIC                                           3,287               189
   Societe Des Autoroutes Paris-Rhin-Rhone               1,073                75
                                                                 ---------------
                                                                           5,675
                                                                 ---------------
GERMANY -- 1.6%
   Beiersdorf                                           21,632             1,281
   Deutsche Telekom                                    101,295             1,532
   Fresenius Medical Care (A)                           12,552               577
   Volkswagen                                              866               301
                                                                 ---------------
                                                                           3,691
                                                                 ---------------

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
HONG KONG -- 2.5%
   Cafe de Coral Holdings                               38,000   $            77
   Cathay Pacific Airways                               75,000                85
   Cheung Kong Infrastructure Holdings                 129,000               487
   CLP Holdings                                        239,500             1,629
   Hong Kong & China Gas                               483,000               733
   HongKong Electric Holdings                          213,000             1,199
   Jardine Matheson Holdings                            32,000               593
   Link +                                              266,500               443
   NAM TAI Electronics                                  38,500               212
   Wing Hang Bank                                        3,000                17
   Yue Yuen Industrial Holdings (A)                     80,500               160
                                                                 ---------------
                                                                           5,635
                                                                 ---------------
IRELAND -- 0.0%
   Kerry Group, Cl A                                     2,259                41
   Paddy Power                                           2,515                47
                                                                 ---------------
                                                                              88
                                                                 ---------------
ITALY -- 0.5%
   Ansaldo                                               1,680                24
   Banca Popolare dell'Emilia Romagna                   10,118               141
   CSP International Fashion Group                      10,228                12
   Parmalat                                            195,027               327
   Snam Rete Gas                                        95,231               532
                                                                 ---------------
                                                                           1,036
                                                                 ---------------
JAPAN -- 28.9%
   77 Bank                                              62,000               337
   Able                                                  3,000                20
   Acom                                                 18,680               790
   Aeon Delight                                          3,100                90
   Ajis                                                  1,300                29
   All Nippon Airways                                  106,000               418
   Asahi Breweries                                      38,800               671
   Astellas Pharma (A)                                  11,300               462
   Awa Bank                                              4,000                28
   Bank of Yokohama                                     30,000               177
   Benesse                                              17,300               757
   Canon Marketing Japan                                 1,400                23
   Central Japan Railway                                   153             1,327
   Chubu Electric Power                                 66,400             2,023
   Chugoku Electric Power                               52,500             1,382
   Circle K Sunkus                                      13,200               239
   Combi                                                 9,500                63
   Dai Nippon Printing                                  43,000               475
   Daiichi Sankyo                                          500                12
   Dainippon Sumitomo Pharma                            32,000               300
   Daisan Bank                                          10,000                35
   Daito Trust Construction                             30,700             1,611
   East Japan Railway (A)                                  202             1,535
   Ezaki Glico                                           5,000                51
   FamilyMart                                           34,100             1,481
   Fast Retailing (A)                                    5,000               734
   Fuji Oil                                              5,800                82
   FUJI SOFT                                            15,900               338
   Fukuyama Transporting                                 6,000                30
   Gunma Bank                                           46,000               294
   Haruyama Trading                                      2,000                 9
   Hisamitsu Pharmaceutical                             22,800               932
   Hitachi Information Systems                           7,400               153
   Hitachi Software Engineering                          1,300                20

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Hitachi Transport System                              2,800   $            42
   Hogy Medical                                          1,100                75
   Hokkaido Electric Power                              40,500             1,024
   Hokkoku Bank                                          7,000                25
   Hokuriku Electric Power                              62,500             1,768
   IT Holdings                                           2,500                39
   Ito En                                               24,500               362
   Itoham Foods                                         33,000               120
   Iyo Bank                                             52,000               647
   Japan Airlines                                      231,000               545
   Jupiter Telecommunications                               42                44
   Kagoshima Bank                                        3,000                25
   Kaken Pharmaceutical                                  4,000                44
   Kameda Seika                                          1,200                17
   Kamigumi                                            128,000             1,137
   Kansai Electric Power                                64,500             1,868
   Kao                                                  44,000             1,336
   Keihin Electric Express Railway                     205,000             1,810
   Kintetsu                                            457,000             2,102
   Kobayashi Pharmaceutical                              4,000               171
   Kokuyo                                               27,600               201
   Kyushu Electric Power                                59,300             1,574
   Lawson                                               28,700             1,655
   Lion                                                 16,000                87
   Mabuchi Motor                                        13,300               551
   McDonald's Holdings Japan                             6,000               120
   MCJ                                                      80                 3
   Meiji Dairies                                       117,000               630
   Meiji Seika Kaisha                                   14,000                67
   Meitec                                                1,900                33
   Miraca Holdings                                       8,800               191
   Mitani                                                2,100                10
   Morinaga Milk Industry                               27,025               105
   Namco Bandai Holdings                                10,200               112
   Nankai Electric Railway                               8,000                39
   NET One Systems                                         268               539
   Nichirei                                            184,000               882
   Nippo                                                 3,000                25
   Nippon Meat Packers                                  96,000             1,461
   Nippon Shinyaku                                       2,000                24
   Nippon Telegraph & Telephone                            145               749
   Nisshin Seifun Group                                 22,000               291
   Nitori                                               12,900             1,004
   Noevir                                                2,500                24
   NTT DoCoMo                                              387               762
   Odakyu Electric Railway                             200,000             1,761
   Ogaki Kyoritsu Bank                                   5,000                24
   Okumura                                              89,000               450
   Omron, Cl JP                                          1,400                19
   Ono Pharmaceutical                                   11,000               573
   Pilot                                                    59                95
   Prima Meat Packers                                   24,000                48
   Proto                                                 1,000                21
   QP                                                   37,100               508
   Rinnai                                                5,600               220
   Round One                                                38                28
   Sagami Railway                                        4,000                18
   Saizeriya                                            27,100               381
   Sankyo (A)                                           15,700               792
   Sawai Pharmaceutical                                  1,100                54
   Seiko Epson                                          17,700               281
   Seino Holdings                                        2,817                16
   Shikoku Electric Power                               55,400             1,868

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Shimachu                                             22,600   $           508
   Shimizu                                             103,000               605
   Shinkin Central Bank                                      9                34
   Shizuoka Bank                                        21,000               244
   Suzuken                                              19,200               572
   Taikisha                                              2,000                29
   Taisho Pharmaceutical                                24,000               511
   Takeda Pharmaceutical                                 9,500               495
   Tobu Railway                                        272,000             1,625
   Toda                                                161,000               589
   Toho                                                 29,200               628
   Toho Gas                                             86,000               568
   Tohoku Electric Power                                58,100             1,572
   Tokyo Electric Power                                 47,900             1,599
   Tokyo Gas (A)                                       311,000             1,576
   Tokyo Style                                          30,000               218
   TonenGeneral Sekiyu                                  12,000               120
   Toppan Printing                                      27,000               208
   TOTO                                                  7,000                44
   Unicharm                                             20,200             1,520
   USS                                                     410                22
   Wacoal Holdings                                      55,000               712
   West Japan Railway                                      124               565
   Yakult Honsha                                        20,700               443
   Yamagata Bank                                         6,000                41
   Yamato Holdings                                      45,000               588
   Yamazaki Baking                                      73,000             1,123
                                                                 ---------------
                                                                          65,184
                                                                 ---------------
NETHERLANDS -- 0.5%
   OCE                                                   2,431                11
   Royal KPN                                            37,785               549
   Unilever (A)                                         22,541               547
                                                                 ---------------
                                                                           1,107
                                                                 ---------------
NEW ZEALAND -- 0.1%
   Fisher & Paykel Healthcare                           84,812               156
                                                                 ---------------
                                                                             156
                                                                 ---------------
PORTUGAL -- 0.1%
   BRISA                                                14,172               106
                                                                 ---------------
                                                                             106
                                                                 ---------------
SINGAPORE -- 0.7%
   ComfortDelgro                                       154,000               156
   Jardine Cycle & Carriage                             25,000               166
   MobileOne                                            40,000                41
   Singapore Press Holdings                            156,000               338
   Singapore Telecommunications                        316,500               564
   SMRT                                                 58,000                67
   StarHub                                              85,000               115
   SunVic Chemical Holdings                            108,000                12
                                                                 ---------------
                                                                           1,459
                                                                 ---------------
SPAIN -- 0.6%
   Banco Popular Espanol                                54,344               471
   Construcciones y Auxiliar de Ferrocarriles              124                44
   Ebro Puleva                                           7,908               110
   Telefonica (A)                                       27,968               631
   Zardoya Otis                                          7,806               141
                                                                 ---------------
                                                                           1,397
                                                                 ---------------
SWEDEN -- 0.3%
   Axfood                                                  359                 8

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Swedish Match                                        40,000   $           577
                                                                 ---------------
                                                                             585
                                                                 ---------------
SWITZERLAND -- 3.2%
   ACE                                                  13,700               725
   Adecco                                                6,875               235
   Basler Kantonalbank                                     272                29
   Bell Holding                                             13                16
   Berner Kantonalbank                                     189                40
   Financiere Tradition                                    163                11
   Forbo Holding                                            58                11
   Luzerner Kantonalbank                                   163                38
   MCH Messe Schweiz Holding                               530                17
   Nestle (A)                                           16,391               649
   Novartis (A)                                         37,989             1,903
   PSP Swiss Property                                    6,946               346
   Roche Holding (A)                                     4,091               633
   Schindler Holding                                     1,346                62
   Swiss Prime Site                                        557                27
   Swisscom                                              4,937             1,602
   Syngenta (A)                                          1,900               369
   Valiant Holding                                       3,171               594
                                                                 ---------------
                                                                           7,307
                                                                 ---------------
UNITED KINGDOM -- 3.6%
   AstraZeneca (A)                                      27,585             1,129
   Aveva Group                                           1,737                14
   Beazley Group                                        49,315                98
   BP                                                  114,420               883
   British American Tobacco (A)                         18,977               495
   Carphone Warehouse Group                                 22                --
   Centrica                                            205,653               792
   De La Rue                                             8,283               109
   easyJet *                                             8,603                35
   GlaxoSmithKline                                      78,341             1,457
   Hammerson (United Kingdom) +                          9,685                75
   HMV Group                                           150,490               238
   HSBC Holdings                                        44,223               433
   Reckitt Benckiser Group (A)                          11,836               444
   Royal Dutch Shell, Cl A                              35,815               941
   Smith & Nephew                                       23,352               149
   Stagecoach Group                                     32,582                67
   Tate & Lyle                                          93,252               543
   WH Smith                                              5,848                31
   WM Morrison Supermarkets                             61,272               248
                                                                 ---------------
                                                                           8,181
                                                                 ---------------
UNITED STATES -- 26.0%
   3Com *                                               37,600                86
   99 Cents Only Stores *                               53,800               588
   Abbott Laboratories                                  11,600               619
   Airtran Holdings *                                   45,400               202
   Alaska Air Group *                                    4,000               117
   Alberto-Culver                                       25,800               632
   Allegiant Travel *                                    1,319                64
   Altria Group                                         34,800               524
   AMERIGROUP *                                            931                27
   Amgen *                                               9,700               560
   Annaly Capital Management +                          21,500               341
   Apollo Group, Cl A *                                  7,300               559
   Applied Materials                                    53,700               544
   Archer-Daniels-Midland                               18,300               527
   Associated Banc-Corp                                 28,300               592
   Bancfirst                                             4,800               254

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Berkshire Hathaway, Cl A *                                4   $           386
   BigBand Networks *                                   24,000               132
   Biogen Idec *                                         5,400               257
   Brookline Bancorp                                     4,300                46
   C.R. Bard                                            18,900             1,593
   Campbell Soup                                        64,400             1,933
   Cantel Medical *                                      6,500                95
   Capitol Federal Financial                             2,800               128
   Carter's *                                           24,000               462
   Casey's General Stores                               17,300               394
   Celgene *                                            27,100             1,498
   Chubb                                                29,100             1,484
   Church & Dwight                                       9,100               511
   Clorox                                                8,700               483
   Colgate-Palmolive                                    14,800             1,014
   Commerce Bancshares                                  11,615               511
   Consolidated Edison                                  35,200             1,370
   Cubist Pharmaceuticals *                             15,100               365
   Cullen/Frost Bankers                                  3,300               167
   Delta Air Lines *                                    57,000               653
   Diamond Foods                                        16,990               342
   Dollar Tree *                                        13,000               543
   ESSA Bancorp                                          8,600               121
   Expeditors International of Washington               14,800               492
   Exxon Mobil                                          14,800             1,181
   Family Dollar Stores                                 52,800             1,377
   First American                                        3,000                87
   First Financial Bankshares                            5,700               315
   First Horizon National                               24,643               260
   First Niagara Financial Group                        35,000               566
   Flowers Foods                                        21,700               529
   Genentech *                                          19,300             1,600
   General Mills                                        31,700             1,926
   Gentiva Health Services *                             3,200                94
   Genzyme *                                             9,400               624
   Gilead Sciences *                                    11,400               583
   Hershey                                              27,600               959
   Home Depot                                           26,100               601
   HOT Topic *                                          42,170               391
   HSN *                                                40,978               298
   Hudson City Bancorp                                  98,600             1,573
   Integral Systems *                                   10,700               129
   International Shipholding                            22,500               570
   JetBlue Airways *                                   125,400               890
   Johnson & Johnson                                    10,200               610
   Kellogg                                              12,600               552
   Kimberly-Clark                                        9,000               475
   Kroger                                               26,800               708
   Laboratory Corp of America Holdings *                 5,100               328
   LaBranche *                                          10,500                51
   Laclede Group                                        10,495               492
   Lancaster Colony                                      1,800                62
   LHC Group *                                          13,600               490
   Life Partners Holdings                                1,800                79
   M&T Bank                                              6,700               385
   Magellan Health Services *                           13,300               521
   Magellan Midstream Partners                           5,800               175
   Micron Technology *                                  69,000               182
   OpenTV, Cl A *                                       22,560                28
   Owens & Minor                                        12,500               471
   PAM Transportation Services *                         2,600                18

                                                  Shares/Face
                                                    Amount         Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Pantry *                                             21,900   $           469
   Pfizer                                               32,100               569
   Piedmont Natural Gas                                 15,600               494
   Procter & Gamble                                      8,200               507
   Prospect Capital                                      5,200                62
   Quest Diagnostics                                    32,700             1,697
   Questcor Pharmaceuticals *                           23,602               220
   Ralcorp Holdings *                                    8,100               473
   Range Resources                                      15,700               540
   Raytheon                                              9,400               480
   Regions Financial                                    58,200               463
   RehabCare Group *                                     5,800                88
   Republic Airways Holdings *                          45,600               487
   Republic Bancorp, Cl A                                3,848               105
   Rollins                                              14,850               268
   Sherwin-Williams                                      6,000               358
   Southwestern Energy *                                10,200               296
   Standex International                                13,400               266
   Strayer Education                                     2,500               536
   SureWest Communications                               9,800               112
   Synthes                                               4,493               570
   TFS Financial                                        40,400               521
   Tompkins Financial, Cl US                             1,100                64
   Tractor Supply *                                      5,700               206
   Trustco Bank NY                                      25,100               239
   Umpqua Holdings                                      23,000               333
   Unifi *                                              11,200                32
   Vector Group                                          6,500                89
   Vertex Pharmaceuticals *                             32,200               979
   Wal-Mart Stores                                      34,800             1,951
   Wells Fargo                                          23,100               681
   Werner Enterprises                                      700                12
   Westamerica Bancorporation                           10,700               547
   WR Berkley                                           38,000             1,178
   Wyeth                                                14,700               551
   Zions Bancorporation                                 35,700               875
                                                                 ---------------
                                                                          58,714
                                                                 ---------------
Total Common Stock
   (Cost $196,989) ($ Thousands)                                         194,207
                                                                 ---------------
CASH EQUIVALENT -- 10.2%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930%**++                                    23,056,200            23,056
                                                                 ---------------
Total Cash Equivalent
   (Cost $23,056) ($ Thousands)                                           23,056
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 1.2%
   U.S. Treasury Bills
      0.090%, 06/18/09 (B)(C)                   $          500               500
      0.189%, 06/11/09 (B)(C)                            1,050             1,049
      0.010%, 02/12/09 (B)(C)                            1,030             1,030
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $2,580) ($ Thousands)                                             2,579
                                                                 ---------------
Total Investments -- 97.5%
   (Cost $222,625) ($ Thousands) @                               $       219,842
                                                                 ===============

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Global Managed Volatility Fund
December 31, 2008

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                            NUMBER OF                   UNREALIZED
                            CONTRACTS    EXPIRATION    APPRECIATION
TYPE OF CONTRACT          LONG (SHORT)     DATE       ($ THOUSANDS)
----------------          ------------   ----------   -------------
DJ Euro Stoxx 50 Index         122        Mar-2009         $ 44
FTSE 100 Index                  44        Mar-2009           91
Hang Seng Index                  3        Jan-2009            5
S&P 500 Composite Index         46        Mar-2009          242
SPI 200 Index                   13        Mar-2009           41
                                                           ----
                                                           $423
                                                           ====

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2008, is as follows:

                                            UNREALIZED
             CURRENCY TO      CURRENCY TO   APPRECIATION
MATURITY       DELIVER         RECEIVE      (DEPRECIATION)
  DATE       (THOUSANDS)      (THOUSANDS)   ($ THOUSANDS)
--------   ---------------   ------------   --------------
 1/29/09   AUD       8,842   USD    6,007        $(136)
 1/29/09   CAD      17,725   USD   14,509          152
 1/29/09   EUR      23,915   USD   33,591          394
 1/29/09   GBP       6,874   USD   10,095          223
 1/29/09   JPY   7,143,308   USD   78,826          (42)
 1/29/09   USD          52   AUD       76           --
 1/29/09   USD         241   EUR      170           (6)
 1/29/09   USD           2   JPY      153           --
                                                 -----
                                                 $ 585
                                                 =====

     Percentages are based on Net Assets of $225,572 ($ Thousands).

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Real Estate Investment Trust.
++   Investment in Affiliated Security.

(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2008 was $15,828 ($ Thousands) and represented 7.02% of Net Assets.

(B)  The rate reported is the effective yield at time of purchase.

(C) Security, or portion thereof has been pledged as collateral on open futures contracts.

AUD -- Australian Dollar
CAD -- Canadian Dollar
Cl -- Class
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
USD -- United States Dollar

     Amounts designated as "--" are $0 or rounded to $0.

@ At December 31, 2008, the tax basis cost of the Fund's investments was $222,625 ($ Thousands), and the unrealized appreciation and depreciation were $12,310 ($ Thousands) and ($15,093) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 92.4%

CONSUMER DISCRETIONARY -- 7.1%
   Aaron Rents                                          17,300   $           460
   Autoliv                                              19,000               408
   Buckle                                                9,150               200
   Burger King Holdings                                 19,100               456
   Choice Hotels International                           6,600               198
   CTC Media *                                          27,600               132
   DIRECTV Group *                                      13,100               300
   DreamWorks Animation SKG, Cl A *                     16,800               424
   Eastman Kodak                                        64,900               427
   Fortune Brands                                        6,188               256
   Genuine Parts                                         4,600               174
   Hillenbrand                                              41                 1
   International Speedway, Cl A                         27,973               804
   J.C. Penney                                           4,100                81
   John Wiley & Sons, Cl A                               4,600               164
   Lamar Advertising, Cl A *                            24,800               311
   Liberty Global, Cl A *                               10,600               169
   Matthews International, Cl A                          7,900               290
   Panera Bread, Cl A *                                  7,300               381
   Penn National Gaming *                                2,800                60
   Polaris Industries                                      900                26
   Shaw Communications, Cl B                            23,700               419
   Starwood Hotels & Resorts Worldwide                  30,000               537
   TRW Automotive Holdings *                            16,000                57
   Tupperware Brands                                    21,500               488
   Under Armour, Cl A *                                 13,800               329
   Washington Post, Cl B                                 3,763             1,469
                                                                 ---------------
                                                                           9,021
                                                                 ---------------
CONSUMER STAPLES -- 18.3%
   Brown-Forman, Cl B                                   20,369             1,049
   Campbell Soup                                         9,115               274
   Church & Dwight                                      32,651             1,832
   Clorox                                               10,471               582
   Coca-Cola                                            11,920               540
   Colgate-Palmolive                                    22,361             1,533
   Dean Foods *                                         10,200               183
   General Mills                                        26,585             1,615
   Hershey                                              12,500               434
   HJ Heinz                                             21,165               796
   Hormel Foods                                         46,424             1,443
   JM Smucker                                           20,516               890
   Kellogg                                              40,370             1,770
   Kimberly-Clark                                       25,017             1,319
   McCormick                                            33,148             1,056
   Pepsi Bottling Group                                 15,900               358
   PepsiCo                                              14,234               779
   Philip Morris International                          34,067             1,482
   Procter & Gamble                                     22,408             1,385
   Reynolds American                                    35,107             1,415
   Ruddick                                              15,000               415
   SUPERVALU                                            37,800               552
   UST                                                  20,476             1,421
                                                                 ---------------
                                                                          23,123
                                                                 ---------------
ENERGY -- 3.8%
   Cameco                                               11,500               198
   Carrizo Oil & Gas *                                   4,100                66
   Cimarex Energy                                       18,100               485

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Enbridge                                             11,200   $           364
   Exxon Mobil                                           3,900               311
   Imperial Oil                                          9,300               314
   Murphy Oil                                            1,200                53
   Nexen                                                 3,900                69
   Penn Virginia                                        13,200               343
   Petro-Canada                                         24,100               527
   SEACOR Holdings *                                    27,447             1,829
   TransCanada                                           7,100               193
                                                                 ---------------
                                                                           4,752
                                                                 ---------------
FINANCIALS -- 10.2%
   Bancorpsouth                                         18,700               437
   Brookfield Properties                                64,600               499
   Capitol Federal Financial                            32,400             1,477
   Cincinnati Financial                                 11,300               329
   Commerce Bancshares                                  26,558             1,167
   Credicorp                                             8,200               410
   Federated Investors, Cl B                            28,300               480
   Fulton Financial                                     33,900               326
   Hancock Holding                                       9,700               441
   Investment Technology Group *                         4,000                91
   IPC Holdings                                          7,900               236
   Mercury General                                      14,422               663
   Moody's                                              13,200               265
   Old National Bancorp                                 18,800               342
   OneBeacon Insurance Group, Cl A                      21,500               225
   People's United Financial                            26,334               470
   Regions Financial                                    17,200               137
   RenaissanceRe Holdings                                9,700               500
   StanCorp Financial Group                             10,700               447
   TFS Financial                                       149,688             1,931
   Trustmark                                            15,800               341
   UMB Financial                                         9,000               442
   United Bankshares                                     6,600               219
   Wesco Financial                                       3,532             1,017
   Whitney Holding                                       2,200                35
                                                                 ---------------
                                                                          12,927
                                                                 ---------------
HEALTH CARE -- 18.1%
   Abbott Laboratories                                  21,158             1,129
   Alcon                                                 5,500               491
   AmerisourceBergen                                    35,500             1,266
   Beckman Coulter                                       9,100               400
   Becton Dickinson                                      7,928               542
   BioMarin Pharmaceuticals *                           27,100               482
   Brookdale Senior Living                              14,700                82
   C.R. Bard                                             9,033               761
   Celgene *                                             2,800               155
   Covance *                                            19,151               882
   Coventry Health Care *                               26,800               399
   Dentsply International                               41,611             1,175
   Edwards Lifesciences *                                7,900               434
   Eli Lilly                                            18,583               748
   Endo Pharmaceuticals Holdings *                      16,600               430
   Genentech *                                          10,462               867
   Henry Schein *                                       28,684             1,052
   Hill-Rom Holdings                                    36,598               602
   Hospira *                                            13,400               359
   Idexx Laboratories *                                 27,704             1,000
   Immucor *                                            15,800               420
   Johnson & Johnson                                    24,220             1,449
   King Pharmaceuticals *                               24,500               260

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Laboratory Corp of America Holdings *                14,808   $           954
   LifePoint Hospitals *                                14,000               320
   Lincare Holdings *                                   23,547               634
   McKesson                                             12,100               469
   Medtronic                                            11,166               351
   Onyx Pharmaceuticals *                                6,200               212
   Owens & Minor                                        12,000               452
   Patterson *                                          45,292               849
   Perrigo                                              15,500               501
   Quest Diagnostics                                       502                26
   STERIS                                                8,100               193
   Techne                                               20,946             1,351
   United Therapeutics *                                 6,300               394
   Universal Health Services, Cl B                      12,939               486
   Wyeth                                                 7,431               279
                                                                 ---------------
                                                                          22,856
                                                                 ---------------
INDUSTRIALS -- 11.2%
   Alexander & Baldwin                                   8,500               213
   Alliant Techsystems *                                 4,500               386
   C.H. Robinson Worldwide                               7,400               407
   Curtiss-Wright                                        3,900               130
   Dun & Bradstreet                                     14,361             1,109
   FTI Consulting *                                      9,600               429
   Gardner Denver *                                      5,700               133
   General Cable *                                       9,300               164
   Granite Construction                                  8,000               351
   Harsco                                               13,300               368
   Hertz Global Holdings *                             117,200               594
   Hubbell, Cl B                                         1,200                39
   JetBlue Airways *                                     5,900                42
   Landstar System                                      12,100               465
   Lennox International                                 13,600               439
   Lincoln Electric Holdings                             8,200               418
   Nordson                                               4,100               132
   Northrop Grumman                                     11,900               536
   Pitney Bowes                                         42,544             1,084
   Republic Services                                    34,085               845
   Ritchie Bros. Auctioneers                            14,300               306
   Robert Half International                            12,500               260
   Rollins                                              18,600               336
   Simpson Manufacturing                                13,200               367
   Southwest Airlines                                  115,989             1,000
   Stericycle *                                         25,295             1,318
   TransDigm Group *                                     9,900               332
   Union Pacific                                        11,200               536
   United Parcel Service, Cl B                           8,469               467
   UTI Worldwide                                         6,400                92
   Valmont Industries                                    6,300               387
   Woodward Governor                                    19,100               440
                                                                 ---------------
                                                                          14,125
                                                                 ---------------
INFORMATION TECHNOLOGY -- 5.7%
   Acxiom                                                2,600                21
   Affiliated Computer Services, Cl A *                  7,500               345
   Applied Materials                                     7,743                78
   CACI International, Cl A *                            7,000               316
   Diebold                                              13,678               384
   Factset Research Systems                              3,100               137
   Flir Systems *                                        8,300               255
   Harris                                               10,400               396
   Hewitt Associates, Cl A *                            15,500               440

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
   Ingram Micro, Cl A *                                 30,200   $           404
   Lexmark International, Cl A *                         6,000               162
   Mantech International, Cl A *                         2,400               130
   Microchip Technology                                  3,330                65
   Micros Systems *                                     21,800               356
   National Instruments                                 11,321               276
   NeuStar, Cl A *                                      17,700               338
   Perot Systems, Cl A *                                32,200               440
   Silicon Laboratories *                                1,200                30
   Solera Holdings *                                    19,800               477
   Sybase *                                             19,800               490
   Tech Data *                                          28,024               500
   Xerox                                                33,200               265
   Zebra Technologies, Cl A *                           43,698               885
                                                                 ---------------
                                                                           7,190
                                                                 ---------------
MATERIALS -- 4.1%
   Aptargroup                                           11,500               405
   Compass Minerals International                        7,200               422
   Domtar *                                             97,800               163
   Eagle Materials                                       1,300                24
   Eastman Chemical                                     16,100               511
   Greif, Cl A                                          11,800               395
   Methanex                                             18,800               211
   Newmont Mining                                       44,346             1,805
   Nova Chemicals                                        9,900                47
   Packaging Corp of America                            35,900               483
   Reliance Steel & Aluminum                            16,700               333
   Rockwood Holdings *                                  10,700               116
   Sensient Technologies                                13,900               332
                                                                 ---------------
                                                                           5,247
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 3.3%
   AT&T                                                 20,000               570
   BCE                                                  27,000               553
   CenturyTel                                           12,544               343
   Embarq                                                9,900               356
   Frontier Communications                             101,364               886
   MetroPCS Communications *                            35,500               527
   Telephone & Data Systems                             11,055               351
   Verizon Communications                               19,000               644
                                                                 ---------------
                                                                           4,230
                                                                 ---------------
UTILITIES -- 10.6%
   AGL Resources                                        14,100               442
   Alliant Energy                                       17,300               505
   Ameren                                                7,676               255
   Atmos Energy                                         15,800               375
   Consolidated Edison                                   7,174               279
   Constellation Energy Group                            7,400               186
   DPL                                                  13,900               317
   DTE Energy                                           14,500               517
   Edison International                                 13,600               437
   Energen                                              13,200               387
   Hawaiian Electric Industries                         41,267               914
   Idacorp                                              15,500               456
   Integrys Energy Group                                 9,700               417
   MDU Resources Group                                  10,000               216
   NiSource                                             45,300               497
   Northeast Utilities                                  15,900               383
   NSTAR                                                 7,600               277
   OGE Energy                                           47,194             1,217
   Pepco Holdings                                       25,400               451
   Puget Energy                                         18,088               493

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund
December 31, 2008

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   SCANA                                                35,788   $         1,274
   Southern                                             20,785               769
   TECO Energy                                          31,700               391
   Vectren                                              41,047             1,027
   Westar Energy                                         9,700               199
   WGL Holdings                                         11,300               369
   Wisconsin Energy                                      9,600               403
                                                                 ---------------
                                                                          13,453
                                                                 ---------------
Total Common Stock
   (Cost $131,616) ($ Thousands)                                         116,924
                                                                 ---------------
CASH EQUIVALENT -- 12.3%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930%**+                                     15,629,312            15,629
                                                                 ---------------
Total Cash Equivalent
   (Cost $15,629) ($ Thousands)                                           15,629
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 1.0%
   U.S. Treasury Bills
      0.090%, 06/18/09 (A) (B)                     $       200               200
      0.189%, 06/11/09 (A) (B)                             200               200
      0.010%, 02/12/09 (A) (B)                             870               870
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $1,270) ($ Thousands)                                             1,270
                                                                 ---------------
Total Investments -- 105.7%
   (Cost $148,515) ($ Thousands) @                               $       133,823
                                                                 ===============

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                          NUMBER OF                  UNREALIZED
TYPE OF                   CONTRACTS   EXPIRATION    APPRECIATION
CONTRACT               LONG (SHORT)         DATE   ($ THOUSANDS)
--------               ------------   ----------   -------------
S&P 500 Index E-MINI        122        Mar-2009         $151
                                                        ====

     Percentages are based on Net Assets of $126,549 ($ Thousands).

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Investment in Affiliated Security.

(A)  The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl -- Class

@ At December 31, 2008, the tax basis cost of the Fund's investments was $148,515 ($ Thousands), and the unrealized appreciation and depreciation were $1,712 ($ Thousands) and ($16,404) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Real Estate Fund
December 31, 2008

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
COMMON STOCK -- 90.6%

CONSUMER DISCRETIONARY -- 1.8%
   Starwood Hotels & Resorts
      Worldwide (A)                                    167,500   $         2,998
                                                                 ---------------
                                                                           2,998
                                                                 ---------------
FINANCIALS -- 88.6%
   AMB Property + (A)                                  303,800             7,115
   Apartment Investment &
      Management, Cl A + (A)                           254,600             2,941
   AvalonBay Communities + (A)                          90,800             5,501
   Boston Properties + (A)                             185,383            10,196
   British Land (United Kingdom) +                     236,580             1,874
   Brookfield Asset Management, Cl A                   131,800             2,013
   Brookfield Properties                                36,400               281
   Camden Property Trust +                             136,900             4,290
   Corporate Office Properties Trust +                 114,000             3,500
   Douglas Emmett + (A)                                522,725             6,827
   Duke Realty + (A)                                   271,000             2,970
   Equity Residential + (A)                            285,400             8,511
   Essex Property Trust + (A)                           31,300             2,402
   Extra Space Storage +                               202,500             2,090
   Federal Realty Investment Trust + (A)                87,100             5,407
   Forest City Enterprises, Cl A (A)                   162,700             1,090
   General Growth Properties + (A)                     354,510               457
   Hammerson (United Kingdom) +                        104,813               806
   HCP + (A)                                           138,000             3,832
   Host Hotels & Resorts + (A)                         874,394             6,619
   Kimco Realty + (A)                                  490,000             8,957
   Liberty Property Trust + (A)                         82,300             1,879
   Macerich + (A)                                      205,200             3,726
   Mitsubishi Estate                                   139,000             2,219
   Post Properties + (A)                               167,800             2,769
   Prologis + (A)                                      192,000             2,667
   PS Business Parks +                                  26,105             1,166
   Public Storage +                                     50,554             4,019
   Regency Centers + (A)                               112,200             5,240
   Saul Centers +                                       31,500             1,244
   Simon Property Group + (A)                          206,350            10,963
   SL Green Realty + (A)                               171,800             4,450
   Strategic Hotels & Resorts + (A)                    194,900               327
   Taubman Centers +                                    88,750             2,260
   Thomas Properties Group                              71,458               185
   Unibail (France) +                                   15,795             2,338
   Ventas +                                            152,300             5,113
   Verde Realty PIPE * (B) (C)                          21,400               410
   Vornado Realty Trust + (A)                          170,900            10,314
                                                                 ---------------
                                                                         148,968
                                                                 ---------------
HEALTH CARE -- 0.2%
   Brookdale Senior Living (A)                          68,200               381
                                                                 ---------------
Total Common Stock
   (Cost $223,237) ($ Thousands)                                         152,347
                                                                 ---------------
CONVERTIBLE BONDS -- 1.3%
   Boston Properties CV to 7.0430
         2.875%, 02/15/37 + (A)                 $          207               164

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Forest City Enterprises CV to
      15.0631
         3.625%, 10/15/11                       $        1,130   $           600
   Vornado Realty Trust CV to 6.1553
         2.850%, 04/01/27 +                              1,945             1,434
                                                                 ---------------
Total Convertible Bonds
   (Cost $2,018) ($ Thousands)                                             2,198
                                                                 ---------------
AFFILIATED PARTNERSHIP -- 39.9%
   SEI Liquidity Fund, L.P., 1.350% ** ++ (D)       68,817,198            67,128
                                                                 ---------------
Total Affiliated Partnership
   (Cost $68,817) ($ Thousands)                                           67,128
                                                                 ---------------
CASH EQUIVALENT -- 8.6%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      0.930% **++                                   14,503,500            14,503
                                                                 ---------------
Total Cash Equivalent
   (Cost $14,503) ($ Thousands)                                           14,503
                                                                 ---------------
Total Investments -- 140.4%
   (Cost $308,575) ($ Thousands) @                               $       236,176
                                                                 ===============

A summary of restricted securities held by the Fund at December 31, 2008, is as follows:

                                         RIGHT TO                       MARKET       % OF
                 NUMBER    ACQUISITION    ACQUIRE        COST           VALUE         NET
DESCRIPTION    OF SHARES      DATE         DATE     ($ THOUSANDS)   ($ THOUSANDS)   ASSETS
-----------    ---------   -----------   --------   -------------   -------------   ------
Verde Realty
   PIPE          21,400      2/16/07      2/16/07        $706            $410        0.24%
                                                         ====            ====        ====

     Percentages are based on Net Assets of $168,256 ($ Thousands).

*    Non-income producing security.
**   Rate shown is the effective yield as of December 31, 2008.
+    Real Estate Investment Trust.
++   Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 was $69,396 ($ Thousands).

(B) Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2008 was $410 ($ Thousands) and represented 0.24% of Net Assets.

(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2008 was $410 ($ Thousands) and represented 0.24% of net Assets.

(D) This security was purchased with cash collateral received from securities on loan. The total value of such securities as of December 31, 2008 was $67,128 ($ Thousands).

Cl -- Class
CV -- Convertible Security
L.P.-- Limited Partnership
PIPE -- Private Investment in Public Entity

@ At December 31, 2008, the tax basis cost of the Fund's investments was $308,575 ($ Thousands), and the unrealized appreciation and depreciation were $3,854 ($ Thousands) and ($76,253) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
MORTGAGE-BACKED SECURITIES -- 25.6%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 11.3%
   FHLMC
         6.000%, 09/01/26                       $        1,003   $         1,036
   FHLMC TBA
         6.500%, 01/01/38                                5,000             5,192
   FHLMC CMO STRIPS, Ser 245, Cl IO,
      IO
         5.000%, 05/15/37                                   15                 2
   FNMA
         6.500%, 09/01/26 to 08/01/38                    5,477             5,695
         6.000%, 01/01/27                                2,332             2,406
   FNMA TBA
         6.500%, 01/01/38                                5,000             5,192
   FNMA TBA
         6.000%, 11/01/14 to 11/01/26                    5,416             5,615
                                                                 ---------------
                                                                          25,138
                                                                 ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 14.3%
   American Tower Trust, Ser 2007-1A,
      Cl D
         5.957%, 04/15/37 (A)                            1,250               855
   Arkle Master Issuer PLC, Ser 2006-1A,
      Cl 3M
         2.339%, 02/17/52 (A) (B)                        1,000               898
   Banc of America Mortgage Securities,
      Ser 2004-J, Cl 2A1
         4.759%, 11/25/34 (B)                              322               213
   Banc of America Mortgage Securities,
      Ser 2005-C, Cl 2A2
         4.708%, 04/25/35 (B)                              927               647
   Banc of America Mortgage Securities,
      Ser 2005-I, Cl 2A1
         4.867%, 10/25/35 (B)                              652               455
   Bayview Commercial Asset Trust,
      Ser 2006-4A, Cl A2
         1.660%, 12/25/36 (A) (B)                          507               377
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-12, Cl 11A1
         5.263%, 02/25/36 (B)                              680               344
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-6, Cl 3A1
         5.276%, 08/25/35 (B)                            1,673             1,283
   Citigroup Commercial Mortgage Trust,
      Ser 2006-FL2, Cl D
         1.405%, 08/15/21 (A) (B)                          400               233
   Citigroup Commercial Mortgage Trust,
      Ser 2007-FL3A, Cl J
         2.145%, 04/15/22 (A) (B)                          775               194
   Citigroup Mortgage Loan Trust,
      Ser 2004-HYB3, Cl 1A
         4.461%, 09/25/34 (B)                              186               106
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR1, Cl 1A1
         4.900%, 10/25/35 (B)                              704               444
   Commercial Mortgage Pass - Through
      Certificates, Ser 2006-FL12, Cl A2
         1.295%, 12/15/20 (A) (B)                          981               732
   Countrywide Home Loan Mortgage Pass
      - Through Trust, Ser 2005-HY10,
      Cl 3A1A
         5.379%, 02/20/36 (B)                              479               251

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Crown Castle Towers LLC, Ser 2006-1A,
      Cl E
         6.065%, 11/15/36 (A)                   $        1,775   $         1,053
   Crusade Global Trust, Ser 2007-1, Cl A1
         4.562%, 04/19/38 (B)                            1,082               884
   Diversified REIT Trust, Ser 1999-1A,
      Cl A2
         6.780%, 03/18/11 (A)                              255               256
   First Horizon Alternative Mortgage
      Securities, Ser 2005-AA3, Cl 3A1
         5.348%, 05/25/35 (B)                            1,300               668
   First Horizon Asset Securities, Ser 2005-
      AR4, Cl 2A1
         5.333%, 10/25/35 (B)                            1,124               595
   Granite Master Issuer PLC, Ser 2007-1,
      Cl 1C1
         0.808%, 12/20/54 (B)                              410                20
   Granite Master Issuer PLC, Ser 2007-2,
      Cl 2C1
         0.938%, 12/17/54 (B)                              525                26
   Greenwich Capital Commercial Funding,
      Ser 2006-FL4A, Cl C
         2.120%, 11/15/21 (A) (B)                          810               279
   GS Mortgage Securities II, Ser 2007-
      EOP, Cl K
         2.926%, 03/06/20 (A) (B)                          380               228
   GSR Mortgage Loan Trust, Ser 2005-
      AR2, Cl 1A2
         6.311%, 04/25/35 (B)                              283               136
   GSR Mortgage Loan Trust, Ser 2007-
      AR2, Cl 1A1
         5.777%, 05/25/37 (B)                            2,034             1,046
   Harborview Mortgage Loan Trust,
      Ser 2005-14, Cl 3A1A
         5.301%, 12/19/35 (B)                            1,398             1,169
   Impac CMB Trust, Ser 2005-1, Cl 1A1
         1.650%, 04/25/35 (B)                              395               153
   Impac CMB Trust, Ser 2005-4, Cl 1M1
         1.830%, 05/25/35 (B)                              610               139
   Interstar Millennium Trust, Ser 2002-1G,
      Cl A2
         4.514%, 07/07/34 (B)                               92                83
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-FL2A, Cl J
         1.845%, 11/15/18 (A) (B)                        1,962               651
   JPMorgan Mortgage Trust, Ser 2006-A6,
      Cl 4A1
         5.251%, 10/25/36 (B)                            1,066               822
   JPMorgan Mortgage Trust, Ser 2007-A3,
      Cl 1A1
         5.443%, 05/25/37 (B)                            1,968             1,188
   Leek Finance PLC, Ser 2006-18A,
      Cl A2B
         3.330%, 09/21/38 (A) (B)                          388               328
   Master Adjustable Rate Mortgages Trust,
      Ser 2004-12, Cl 5A1
         5.725%, 10/25/34 (B)                               98                68
   Merrill Lynch Mortgage Investors,
      Ser 2005-A1, Cl 1A
         4.691%, 12/25/34 (B)                              365               183
   Merrill Lynch Mortgage Investors,
      Ser 2005-A2, Cl A2
         4.487%, 02/25/35 (B)                            1,589               966

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1E
         5.146%, 12/25/35 (B)                   $        1,986   $         1,443
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A
         5.146%, 12/25/35 (B)                            1,335             1,081
   MLCC Mortgage Investors, Ser 2006-1,
      Cl 2A1
         5.379%, 02/25/36 (B)                            1,076               657
   Morgan Stanley Capital I, Ser 2007-
      XLFA, Cl C
         1.355%, 10/15/20 (A) (B)                        1,025               444
   MortgageIT Trust, Ser 2005-5, Cl A1
         0.731%, 12/25/35 (B)                            1,348               630
   Permanent Master Issuer PLC, Ser 2006-
      1, Cl 2C
         5.153%, 07/15/42 (B)                              700               609
   Prudential Commercial Mortgage Trust,
      Ser 2003-PWR1, Cl A1
         3.669%, 02/11/36                                  701               668
   Residential Funding Mortgage Securities
      I, Ser 2006-SA1, Cl 1A1
         5.674%, 02/25/36 (B)                              569               389
   Residential Funding Mortgage Securities
      I, Ser 2007-SA2, Cl 2A1
         5.678%, 04/25/37 (B)                                4                 2
   Residential Funding Mortgage Securities
      I, Ser 2007-SA2, Cl 2A2
         5.666%, 04/25/37 (B)                              965               556
   Sequoia Mortgage Trust, Ser 2004-10,
      Cl A2
         0.827%, 11/20/34 (B)                              264               143
   Sequoia Mortgage Trust, Ser 2004-11,
      Cl A1
         0.808%, 12/20/34 (B)                              210               142
   Sequoia Mortgage Trust, Ser 2005-2,
      Cl A1
         0.727%, 03/20/35 (B)                              117                73
   Sequoia Mortgage Trust, Ser 2007-1,
      Cl 2A1
         5.814%, 02/20/47 (B)                            1,872             1,029
   Washington Mutual Mortgage Pass -
      Through Certificates, Ser 2004-AR5,
      Cl A6
         3.837%, 06/25/34 (B)                            1,200             1,185
   Washington Mutual Mortgage Pass -
      Through Certificates, Ser 2005-AR3,
      Cl A2
         4.638%, 03/25/35 (B)                            1,233               809
   Washington Mutual Mortgage Pass -
      Through Certificates, Ser 2006-AR2,
      Cl 1A1
         5.294%, 03/25/37 (B)                              688               491
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2003-J, Cl 2A4
         4.451%, 10/25/33 (B)                              110               108
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2004-BB, Cl A2
         4.557%, 01/25/35 (B)                              683               482
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2005-AR1, Cl 2A1
         4.489%, 02/25/35 (B)                              894               585

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2005-AR2, Cl 2A2
         4.553%, 03/25/35 (B)                   $          768   $           505
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR10, Cl 2A1
         5.636%, 07/25/36 (B)                                9                 5
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR16, Cl A1
         5.681%, 10/25/36 (B)                            1,546             1,041
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR5, Cl 2A1
         5.539%, 04/25/36 (B)                               14                 8
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR8, Cl 2A1
         5.240%, 07/25/36 (B)                            1,087               552
                                                                 ---------------
                                                                          31,610
                                                                 ---------------
Total Mortgage-Backed Securities
   (Cost $75,345) ($ Thousands)                                           56,748
                                                                 ---------------
LOAN PARTICIPATIONS -- 23.5%

   Acument Global Technologies, Term B
      Loan
         4.959%, 08/11/13                                1,962               785
   Alpha Topco, 2nd Lien
         6.634%, 06/30/14                                1,000               375
   Arclin US Holdings, 1st Lien
         5.040%, 07/10/14                                1,840               773
   Bio Tech Research Labs, 1st Lien
         2.470%, 03/17/14                                  983               575
   CCS Medical
         4.710%, 09/30/12                                5,286             2,709
   Cequel Communications, 1st Lien
         6.164%, 11/05/13                                1,459               939
   Charter Communications
         5.064%, 03/06/14 (C)                              990               723
   Claire's Stores, Term B Loan
         3.522%, 05/29/14 (C)                            2,977             1,164
   Clarke American, Term B Loan
         2.806%, 06/30/14                                1,975               987
   Delphi, Tranche C, 1st Lien
         7.500%, 06/30/09                                1,000               195
   Delta Air Lines, 2nd Lien
         5.149%, 04/30/14                                  479               230
   Dollar General, Tranche B-2
         5.155%, 07/07/14                                3,000             2,192
   DTN, 1st Lien, Tranche C
         5.819%, 08/15/14                                  870               670
   Emerson Reinsurance, Term A Loan
         3.750%, 12/15/11                                1,300             1,170
   Emerson Reinsurance, Term B Loan
         5.000%, 12/15/11                                  500               450
   Emerson Reinsurance, Term C Loan
         7.250%, 12/15/11                                  200               170
   Euramax International, 1st Lien
         8.000%, 06/29/12                                1,429               571
   Ferro
         1.000%, 06/06/12 (D)                              644               116
   First Data Corporation, Tranche B-1
         6.053%, 09/24/14                                  995               629
         6.053%, 09/24/14                                2,487             1,574
   Foamex L.P., 1st Lien
         7.701%, 02/12/13                                2,436               731

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Fontainebleau Miami, Term B Loan
         8.819%, 06/06/12                       $        2,500   $           662
   Fresenius, Tranche B-1
         6.750%, 08/20/14                                1,300             1,181
   Fresenius, Tranche B-2
         6.750%, 08/20/14                                  700               630
   Ginn La Conduit Lender, 1st Lien,
      Tranche A
         8.545%, 06/08/11                                  631                58
   Ginn La Conduit Lender, 1st Lien,
      Tranche B
         9.500%, 06/08/11                                1,352               126
   Global Petroleum
         7.440%, 07/26/13                                1,955             1,799
   Green Valley Ranch Gaming
         4.246%, 02/16/14                                  974               388
   Green Valley Ranch Gaming, 2nd Lien
         5.075%, 08/16/14                                1,000               155
   JHT Holding, 2nd Lien
         0.000%, 12/21/12                                   34                23
   Keane International
         2.720%, 06/04/13                                1,837               386
   Keane International (Synthetic)
         6.020%, 06/04/13                                  140                29
   Lake at Las Vegas
         15.460%, 06/20/12                               1,759                85
         12.000%, 06/20/12                               1,000               995
   Lake at Las Vegas (Synthetic)
         16.100%, 06/20/12                                 241                12
   Land Investment Consortium, 1st Lien
         5.436%, 05/09/11                                  895               492
   Lifecare Holding
         7.670%, 08/11/12                                  491               261
   LNR Property, Term B Loan
         6.440%, 07/12/11                                1,080               470
   Manitowoc, Term B Loan
         6.500%, 04/14/14                                2,000             1,406
   Medical Staffing Network, 1st Lien
         5.828%, 07/02/13                                  988               691
   Metro PCS Wireless, Term B Loan
         4.508%, 11/04/13                                2,987             2,402
   Monitor Oil, 2nd Lien
         0.000%, 01/25/15 (D)                               47                --
   Mylan Laboratories, Term B Loan
         4.977%, 10/02/14                                1,990             1,676
   Pinnacle Foods Group
         6.126%, 04/19/14                                  988               673
   Pivotal Promontory LLC, 1st Lien
         11.500%, 08/31/10                               2,955             1,330
   Roofing Supply Group
         9.247%, 06/30/13                                  956               468
   Serena Software
         4.680%, 03/11/13                                1,707             1,203
   Sirva Worldwide
         12.000%, 05/15/15                               1,033                77
         9.720%, 05/12/12                                  511               261
         0.000%, 05/12/12 (C)                              332               153
         0.000%, 05/12/12 (D)                              423               228

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Spirit Finance
         6.193%, 07/15/13                       $        3,500   $         1,050
   Texas Competitive Electric Holdings,
      Tranche B-2
         5.603%, 10/10/14                                1,949             1,344
   The Newark Group
         8.360%, 03/22/13                                  340               197
   The Newark Group (Synthetic)
         7.940%, 03/22/13                                1,512               877
   Totes Isotoner, 1st Lien
         5.158%, 01/31/13                                  592               296
         5.150%, 01/31/13                                  738               369
         5.139%, 01/31/13                                2,461             1,231
   US Airways Group
         2.971%, 03/19/14                                4,810             1,936
   Venoco, 2nd Lien
         6.250%, 05/07/14                                1,000               645
   Verint Systems
         6.250%, 05/27/14                                1,877               920
   Waiccs Las Vegas 3 LLC, 1st Lien
         6.198%, 02/01/09                                2,000             1,600
   Waiccs Las Vegas 3 LLC, 2nd Lien
         11.698%, 02/01/09                               2,000             1,200
   WideOpenWest Finance, 1st Lien
         4.661%, 06/30/14                                2,000             1,000
         4.661%, 06/01/14                                2,000             1,000
   Wm. Bolthouse Farms, 1st Lien
         6.188%, 12/17/12                                2,944             2,239
                                                                 ---------------
Total Loan Participations
   (Cost $96,762) ($ Thousands)                                           51,952
                                                                 ---------------
ASSET-BACKED SECURITIES -- 17.8%

AUTOMOTIVE -- 3.9%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl A4
         5.200%, 03/06/11                                  830               812
   Americredit Prime Automobile
      Receivable, Ser 2007-1, Cl D
         5.520%, 01/08/12                                  775               461
   Capital Auto Receivables Asset Trust,
      Ser 2007-1, Cl B
         5.150%, 09/17/12                                  955               728
   Carmax Auto Owner Trust, Ser 2007-1,
      Cl C
         5.530%, 07/15/13                                  190               111
   Ford Credit Auto Owner Trust, Ser 2007-
      A, Cl C
         5.800%, 02/15/13                                  515               325
   Harley-Davidson Motorcycle Trust,
      Ser 2006-1, Cl B
         5.240%, 11/15/13 (A)                            1,550             1,454
   Harley-Davidson Motorcycle Trust,
      Ser 2006-3, Cl B
         5.430%, 11/15/14                                  890               663
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl B
         5.230%, 03/15/14                                1,225               954
   Hyundai Auto Receivables Trust,
      Ser 2006-B, Cl D
         5.410%, 05/15/13                                  680               635

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A4
         5.260%, 11/15/12                       $          660   $           643
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3A
         5.040%, 01/17/12                                  660               649
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
         5.960%, 12/15/13                                1,436             1,321
                                                                 ---------------
                                                                           8,756
                                                                 ---------------
CREDIT CARDS -- 5.4%
   Advanta Business Card Master Trust,
      Ser 2004-C1, Cl C
         1.558%, 09/20/13 (B)                              485               404
   Advanta Business Card Master Trust,
      Ser 2006-B2, Cl B2
         0.758%, 06/20/14 (B)                            1,000               549
   Advanta Business Card Master Trust,
      Ser 2006-C1, Cl C1
         0.988%, 10/20/14 (B)                            1,500               557
   Advanta Business Card Master Trust,
      Ser 2007-B1, Cl B
         0.758%, 12/22/14 (B)                            2,000               946
   American Express Credit Account Master
      Trust, Ser 2004-C, Cl C
         1.695%, 02/15/12 (A) (B)                          124               107
   Bank of America Credit Card Trust,
      Ser 2006-C7, Cl C7
         1.425%, 03/15/12 (B)                            1,000               732
   Capital One Master Trust, Ser 2002-1A,
      Cl B
         1.795%, 11/15/11 (B)                              525               523
   Citibank Credit Card Issuance Trust,
      Ser 2006-C4, Cl C4
         2.096%, 01/09/12 (B)                            1,800             1,434
   Citibank Credit Card Issuance Trust,
      Ser 2007-B5, Cl B5
         2.496%, 11/07/14 (B)                            2,000             1,186
   GE Capital Credit Card Master Note
      Trust, Ser 2007-4, Cl B
         1.395%, 06/15/15 (B)                            3,150             1,647
   MBNA Master Credit Card Trust,
      Ser 1997-B, Cl B
         1.545%, 08/15/14 (B)                            2,100             1,356
   MBNA Master Credit Card Trust,
      Ser 1999-J, Cl C
         7.850%, 02/15/12 (A)                            1,500             1,223
   Washington Mutual Master Note Trust,
      Ser 2006-C2A, Cl C2
         1.695%, 08/15/15 (A) (B)                          800               444
   Washington Mutual Master Note Trust,
      Ser 2006-C3A, Cl C3A
         1.575%, 10/15/13 (A) (B)                        1,000               823
                                                                 ---------------
                                                                          11,931
                                                                 ---------------
MORTGAGE RELATED SECURITIES -- 1.7%
   ACE Securities, Ser 2006-HE1, Cl M2
         1.790%, 02/25/36 (B)                              515                24
   ACE Securities, Ser 2006-OP2, Cl A2B
         1.500%, 08/25/36 (B)                            1,000               739
   Asset-Backed Funding Certificates,
      Ser 2006-OPT2, Cl A3B
         0.581%, 10/25/36 (B)                            1,100               990

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   New Century Home Equity Loan Trust,
      Ser 2005-1, Cl A1MZ
         1.680%, 03/25/35 (B)                   $           35   $            17
   Option One Mortgage Loan Trust,
      Ser 2005-3, Cl M1
         0.941%, 08/25/35 (B)                              428               190
   Option One Mortgage Loan Trust,
      Ser 2007-2, Cl M1
         1.750%, 03/25/37 (B)                            2,635                60
   Option One Mortgage Loan Trust,
      Ser 2007-FXD1, Cl 3A3
         5.611%, 01/25/37 (B)                              285               159
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1
         5.900%, 03/25/37                                1,019               923
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         1.515%, 02/25/38 (B)                              695               589
                                                                 ---------------
                                                                           3,691
                                                                 ---------------
OTHER ASSET-BACKED SECURITIES -- 6.8%
   ACAS Business Loan Trust, Ser 2006-
      1A, Cl A
         3.040%, 11/27/19 (A) (B)                        1,699             1,267
   ACAS Business Loan Trust, Ser 2007-
      1A, Cl C
         2.999%, 08/16/19 (A) (B)                        1,837               862
   AIG Credit Premium Finance Master
      Trust, Ser 2007-AA, Cl C
         1.595%, 12/15/11 (A) (B)                        1,245               583
   Babson CLO, Ser 2007-1A, Cl A1
         3.010%, 01/18/21 (A) (B)                        1,120               839
   Blackrock Senior Income Series,
      Ser 2006-4A, Cl C
         5.182%, 04/20/19 (A) (B)                        1,930               456
   Capital Trust Re CDO Ltd., Ser 2006-4A,
      Cl A1
         0.817%, 10/20/43 (A) (B)                        1,051               368
   CapitalSource Commercial Loan Trust,
      Ser 2006-2A, Cl A1A
         0.718%, 09/20/22 (A) (B)                          730               550
   CapitalSource Commercial Loan Trust,
      Ser 2007-1, Cl C
         1.158%, 03/20/17 (A) (B)                          458               290
   CIT Equipment Collateral, Ser 2006-
      VT2, Cl C
         5.290%, 04/20/14                                   54                50
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl M1
         0.761%, 12/25/36 (B)                              805               201
   Countrywide Asset-Backed Certificates,
      Ser 2005-13, Cl 3AV3
         1.640%, 04/25/36 (B)                            1,181               958
   Countrywide Asset-Backed Certificates,
      Ser 2006-18, Cl M1
         1.700%, 03/25/37 (B)                            1,000               113
   Countrywide Asset-Backed Certificates,
      Ser 2006-22, Cl M1
         1.630%, 05/25/37 (B)                            1,500                99
   Countrywide Asset-Backed Certificates,
      Ser 2006-22, Cl M3
         1.710%, 05/25/37 (B)                            1,000                17

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Credit-Based Asset Servicing and
      Securitization CDO, Ser 2006-16A,
      Cl A
         2.442%, 09/06/41 (A) (B)               $          520   $            78
   Dominos Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
         5.261%, 04/25/37 (A)                            2,200             1,403
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2007-FF1,
      Cl M2
         0.731%, 01/25/38 (B)                            1,145                34
   GE Business Loan Trust, Ser 2003-2A,
      Cl B
         2.195%, 11/15/31 (A) (B)                           98                65
   GE Business Loan Trust, Ser 2004-2A,
      Cl B
         1.675%, 12/15/32 (A) (B)                           99                65
   GE Business Loan Trust, Ser 2004-2A,
      Cl A
         1.415%, 12/15/32 (A) (B)                          133                92
   GE Business Loan Trust, Ser 2006-2A,
      Cl D
         1.945%, 11/15/34 (A) (B)                          278               162
   GE Commercial Loan Trust, Ser 2006-3,
      Cl C
         5.052%, 01/19/17 (A) (B)                          344                24
   GE Dealer Floorplan Master Note Trust,
      Ser 2006-2, Cl C
         0.938%, 04/20/13 (B)                              460               274
   GMAC Mortgage Loan Trust, Ser 2006-
      HE4, Cl A2
         0.611%, 12/25/36 (B)                            1,000               347
   JPMorgan Mortgage Acquisition,
      Ser 2006-CH1, Cl M1
         1.620%, 07/25/36 (B)                              335                75
   JPMorgan Mortgage Acquisition,
      Ser 2006-CH2, Cl MV1
         1.610%, 10/25/36 (B)                            1,125               224
   JPMorgan Mortgage Acquisition,
      Ser 2006-WMC3, Cl A4
         1.540%, 08/25/36 (B)                            1,250               323
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH3, Cl M3
         1.760%, 03/25/37 (B)                              385                21
   Katonah, Ser 2005-7A, Cl B
         2.569%, 11/15/17 (A) (B)                          700               359
   Lambda Finance, Ser 2005-1A, Cl A3
         2.379%, 11/15/29 (A) (B)                        1,600             1,384
   Marriott Vacation Club Owner Trust,
      Ser 2006-2A, Cl A
         5.362%, 10/20/28 (A)                              143               116
   Marriott Vacation Club Owner Trust,
      Ser 2007-1A, Cl D
         6.135%, 05/20/29 (A)                              659               442
   Mayport CLO, Ser 2006-1A, Cl A3L
         2.803%, 02/22/20 (A) (B)                          270                59
   Mayport CLO, Ser 2006-1A, Cl A2L
         2.513%, 02/22/20 (A) (B)                        1,005               381
   Prima, Ser 2006-1, Cl A1
         5.417%, 12/28/48                                2,119             1,165
   Race Point CLO, Ser 2007-4A, Cl D
         5.190%, 08/01/21 (A) (B)                          500                50

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Sierra Receivables Funding, Ser 2007-
      2A, Cl A2
         1.508%, 09/20/19 (A) (B)               $          937   $           690
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl B
         1.495%, 01/15/12 (B)                              115                87
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl C
         1.795%, 01/15/12 (B)                              215               157
   Triton Container Finance LLC, Ser 2006-
      1A, Cl N
         1.580%, 11/26/21 (A) (B)                          594               273
   Wadsworth CDO, Ser 2006-1A, Cl A2
         2.750%, 11/05/46 (A) (B)                          940                 9
                                                                 ---------------
                                                                          15,012
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $71,896) ($ Thousands)                                           39,390
                                                                 ---------------
CORPORATE OBLIGATIONS -- 11.2%

CONSUMER DISCRETIONARY -- 0.5%
   President and Fellows of Harvard
      College
         3.700%, 04/01/13                                1,060             1,046
                                                                 ---------------
FINANCIALS -- 7.9%
   Banco Santander Chile
         2.536%, 12/09/09 (A) (B)                        1,750             1,730
   BTM Curacao Holdings MTN
         4.760%, 07/21/15 (A) (B)                        1,000               971
   Citigroup
         2.707%, 08/25/36 (B)                            1,500               901
   Everest Reinsurance Holdings
         8.750%, 03/15/10                                1,050               991
         6.600%, 05/15/37 (B)                            2,000               816
   ILFC E-Capital Trust I
         5.900%, 12/21/65 (A) (B)                        1,000               320
   JPMorgan Chase Capital XXI, Ser U
         4.142%, 02/02/37 (B)                            2,550             1,201
   Liberty Property L.P.
         7.250%, 03/15/11 +++                            1,000               863
   MBIA Insurance
         14.000%, 01/15/33 (A) (B)                       1,000               510
   Mellon Funding
         2.299%, 05/15/14 (B)                            2,100             1,987
   Merrill Lynch
         2.756%, 09/15/36 (B)                              700               494
   Monumental Global Funding III
         4.952%, 01/15/14 (A) (B)                        1,800             1,193
   Prudential Financial MTN
         5.100%, 12/14/11                                  310               277
   State Street
         3.565%, 04/30/12 (B)                            1,215             1,096
   State Street Capital Trust IV
         2.996%, 06/15/37 (B)                              850               373
   Unitrin
         6.000%, 05/15/17                                1,270               909
         4.875%, 11/01/10                                1,000               906
   VTB 24 Capital PLC, Ser E MTN
         3.013%, 12/07/09 (B)                            1,000               800
   Western Union
         5.400%, 11/17/11                                1,175             1,129
                                                                 ---------------
                                                                          17,467
                                                                 ---------------

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
HEALTH CARE -- 0.8%
   Quest Diagnostics
         5.125%, 11/01/10                       $        1,000   $           971
   UnitedHealth Group
         3.806%, 02/07/11 (B)                            1,000               875
                                                                 ---------------
                                                                           1,846
                                                                 ---------------
INDUSTRIALS -- 0.3%
   Continental Airlines, Ser 061G
         2.567%, 06/02/13 (B)                            1,000               602
                                                                 ---------------
REGIONAL AGENCIES -- 0.2%
   Republic of Trinidad & Tobago
         9.875%, 10/01/09                                  500               515
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.2%
   Corning
         6.050%, 06/15/15                                1,000               871
   Telecom Italia Capital
         5.113%, 07/18/11 (B)                            1,000               752
   Vodafone Group PLC
         2.461%, 02/27/12 (B)                            1,300             1,091
                                                                 ---------------
                                                                           2,714
                                                                 ---------------
UTILITIES -- 0.3%
   Southern, Ser A
         5.300%, 01/15/12                                  665               671
                                                                 ---------------
Total Corporate Obligations
   (Cost $32,837) ($ Thousands)                                           24,861
                                                                 ---------------
COMMON STOCK -- 0.0%
   JHT Holding * (E) (F)                                 4,002                --
   Sirva Worldwide * (E) (F)                             6,263                30
                                                                 ---------------
Total Common Stock
   (Cost $-) ($ Thousands)                                                    30
                                                                 ---------------
REPURCHASE AGREEMENT -- 4.7%
   Bank of America (G)
      0.080%, dated 12/31/08, to be
      repurchased on 01/02/09, repurchase
      price $10,500,047 (collateralized by a
      FHLMC obligation, par value
      $14,860,861, 5.000%, 07/01/35, with
      total market value $10,710,000)                   10,500            10,500
                                                                 ---------------
Total Repurchase Agreement
   (Cost $10,500) ($ Thousands)                                           10,500
                                                                 ---------------

CASH EQUIVALENT -- 6.7%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 0.930%**+              14,726,065            14,726
                                                                 ---------------
Total Cash Equivalent
   (Cost $14,726) ($ Thousands)                                           14,726
                                                                 ---------------
TIME DEPOSITS -- 11.9%
   Barclays Bank London
         1.300%, 01/14/09                                5,456             5,456

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   HSBC London
         0.050%, 01/30/09                       $        4,770   $         4,770
   LLoyds TSB London
         1.000%, 01/13/09                                5,256             5,256
   Royal Bank of Canada London
         0.080%, 01/23/09                                4,766             4,766
   UBS London
         0.450%, 01/05/09                                6,088             6,088
                                                                 ---------------
Total Time Deposits (Cost $26,336)
   ($ Thousands)                                                          26,336
                                                                 ---------------
Total Investments -- 101.4%
   (Cost $328,402)($ Thousands) @                                $       224,543
                                                                 ===============

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
--------                  ------------   ----------   --------------
U.S. 10-Year Note                7        Mar-2009         $ (7)
U.S. 2-Year Note               (26)       Mar-2009          (49)
U.S. 5-Year Note              (122)       Mar-2009           (2)
U.S. Long Treasury Bond         (5)       Mar-2009           11
                                                           ----
                                                           $(47)
                                                           ====

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2008, is as follows:

                                                                UNREALIZED
                                                               APPRECIATION
                  CURRENCY TO DELIVER   CURRENCY TO RECEIVE   (DEPRECIATION)
MATURITY DATE          (THOUSANDS)          (THOUSANDS)        ($ THOUSANDS)
-------------     -------------------   -------------------   --------------
1/13/09-2/11/09   AUD           1,705   CHF           1,600      $   319
1/13/09-2/11/09   CHF           1,600   AUD           1,686         (333)
1/13/09-3/11/09   CHF          11,300   GBP           5,653       (2,506)
1/13/09-3/11/09   GBP           5,717   CHF          11,300        2,414
1/13/09-4/14/09   NZD           5,435   USD           3,600          448
1/13/09-6/10/09   CHF          15,100   EUR           9,712         (763)
1/13/09-6/10/09   EUR           9,852   CHF          15,100          569
1/13/09-6/10/09   USD           4,300   NZD           6,518         (526)
1/14/09-2/12/09   JPY         173,000   NOK           9,118         (610)
1/14/09-2/12/09   NOK           9,557   JPY         173,000          547
1/14/09-4/14/09   GBP           5,456   JPY         998,000        3,193
1/14/09-4/14/09   JPY         998,000   GBP           5,297       (3,422)
1/14/09-6/10/09   EUR           4,653   JPY         690,000        1,168
1/14/09-6/10/09   JPY         814,000   EUR           5,484       (1,392)
2/11/09-3/11/09   GBP           1,337   SGD           3,300          369
2/11/09-3/11/09   SGD           3,300   GBP           1,291         (435)
4/14/09           AUD           2,655   JPY         154,000         (130)
4/14/09           JPY         154,000   AUD           2,334          (91)
4/15/09           CHF             800   NOK           4,385         (130)
4/15/09           NOK           4,695   CHF             800           86
6/10/09           EUR              49   SGD             100            2
6/10/09           SGD           1,100   EUR             548           (5)
                                                                 -------
                                                                 $(1,228)
                                                                 =======

Percentages are based on a Net Assets of $221,420 ($ Thousands).

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Enhanced Income Fund
December 31, 2008

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Investment in Affiliated Security.
+++  Real Estate Investment Trust.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2008. The date reported on the Schedule of Investments is the maturity date. The effective maturity date may be shorter.

(C)  Unsettled bank loan. Interest rate not available.

(D)  Unfunded bank loan. Interest rate not avaialable.

(E) Securities considered illiquid. The total value of such securities as of December 31, 2008 was $30 ($ Thousands) and represented 0.01% of Net Assets.

(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2008 was $30 ($ Thousands) and represented 0.01% of net Assets.

(G)  Tri-Party Repurchase Agreement.

AUD -- Australian Dollar
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl  -- Class
CLO -- Collateralized Loan Obligation
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP -- British Pound
IO  -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P.-- Limited Partnership
Ltd.-- Limited
MTN -- Medium Term Note
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PLC -- Public Limited Company
REIT-- Real Estate Investment Trust
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

@ At December 31, 2008, the tax basis cost of the Fund's investments was $328,402 ($ Thousands), and the unrealized appreciation and depreciation were $749 ($ Thousands) and $(104,608) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
MORTGAGE-BACKED SECURITIES -- 62.4%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 46.6%
   FHLB, Ser 2014-I7, Cl 1
         5.340%, 03/20/14                       $        3,039   $         3,045
   FHLB, Ser 2015-VN, Cl A
         5.460%, 11/27/15                                6,547             6,592
   FHLMC TBA
         6.500%, 01/01/38                                  500               519
         5.500%, 03/15/37 to 01/01/38                    1,500             1,475
         5.000%, 01/01/38                                5,400             5,518
   FHLMC
         7.500%, 11/01/29 to 09/01/32                    2,010             2,132
         7.000%, 06/01/09 to 01/01/32                      409               426
         6.500%, 12/01/13 to 09/01/38                   18,196            18,947
         6.000%, 08/01/16 to 09/01/38                   81,714            84,405
         5.500%, 12/01/13 to 04/01/38                  136,508           139,811
         5.000%, 10/01/14 to 11/01/36                   60,467            62,014
         4.500%, 04/01/35 to 11/01/35                    3,340             3,390
         4.000%, 09/01/18 to 10/01/33                    4,500             4,521
   FHLMC ARM
         6.430%, 10/01/37                                  820               838
         6.429%, 11/01/37                                    7                 7
         6.399%, 06/01/36                                  293               301
         6.300%, 04/01/37                                  980             1,009
         6.149%, 01/01/37                                2,437             2,504
         5.944%, 05/01/37                                  332               339
         5.941%, 03/01/37                                  327               334
         5.940%, 05/01/37                                  415               424
         5.852%, 12/01/36                                  998             1,022
         5.767%, 05/01/37                                1,488             1,518
         5.126%, 01/01/36                                5,639             5,736
   FHLMC CMO, Cl JR
         4.500%, 06/15/25                                1,674             1,648
   FHLMC CMO, Cl EG
         5.000%, 12/15/32                                  211               213
   FHLMC CMO, Cl ME
         5.000%, 08/15/32                                  673               679
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35                               11,164             1,271
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
         5.000%, 09/15/35                                3,146               297
   FHLMC CMO STRIPS, Ser 233, Cl 6,
      IO
         4.500%, 08/15/35                                  470                79
   FHLMC CMO STRIPS, Ser 245,
      Cl IO, IO
         5.000%, 05/15/37                                2,719               302
   FHLMC CMO, Ser 1, Cl Z
         9.300%, 04/15/19                                  136               147
   FHLMC CMO, Ser 1611, Cl Z
         6.500%, 11/15/23                               15,287            15,841
   FHLMC CMO, Ser 1983, Cl Z
         6.500%, 12/15/23                                2,152             2,150
   FHLMC CMO, Ser 2043, Cl CJ
         6.500%, 04/15/28                                3,013             3,132
   FHLMC CMO, Ser 2277, Cl B
         7.500%, 01/15/31                                  417               432
   FHLMC CMO, Ser 2389, Cl CD
         6.000%, 03/15/16                                1,803             1,827

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   FHLMC CMO, Ser 2399, Cl XG
         6.500%, 01/15/32                       $        6,097   $         6,378
   FHLMC CMO, Ser 2542, Cl ES
         5.000%, 12/15/17                                2,316             2,345
   FHLMC CMO, Ser 2544, Cl IW, IO
         5.500%, 03/15/26                                   19                --
   FHLMC CMO, Ser 2558, Cl BD
         5.000%, 01/15/18                                  785               793
   FHLMC CMO, Ser 2564, Cl BQ
         5.500%, 10/15/17                                1,740             1,813
   FHLMC CMO, Ser 2590, Cl BY
         5.000%, 03/15/18                                  322               325
   FHLMC CMO, Ser 2590, Cl NU
         5.000%, 06/15/17                                1,305             1,338
   FHLMC CMO, Ser 2623, Cl AJ
         4.500%, 07/15/16                                1,309             1,330
   FHLMC CMO, Ser 2672, Cl HA
         4.000%, 09/15/16                                  550               552
   FHLMC CMO, Ser 2695, Cl BG
         4.500%, 04/15/32                                1,259             1,275
   FHLMC CMO, Ser 2702, Cl AD
         4.500%, 08/15/32                                1,175             1,189
   FHLMC CMO, Ser 2727, Cl PW
         3.570%, 06/15/29                                  475               474
   FHLMC CMO, Ser 2733, Cl ME
         5.000%, 01/15/34                                5,995             6,181
   FHLMC CMO, Ser 2780, Cl TB
         3.000%, 12/15/24                                  470               470
   FHLMC CMO, Ser 2790, Cl TN
         4.000%, 05/15/24                                1,398             1,321
   FHLMC CMO, Ser 2843, Cl BC
         5.000%, 08/15/19                                1,182             1,191
   FHLMC CMO, Ser 2945, Cl SA
         10.143%, 03/15/20 (A)                           4,576             4,630
   FHLMC CMO, Ser 3017
         4.500%, 08/15/35                                1,703             1,747
   FHLMC CMO, Ser 3035, Cl PA
         5.500%, 09/15/35                                  442               447
   FHLMC CMO, Ser 3079, Cl MD
         5.000%, 03/15/34                                1,477             1,488
   FHLMC CMO, Ser 3253, Cl A
         5.000%, 08/15/20                                  922               935
   FHLMC CMO, Ser 3268, Cl HC
         5.000%, 12/15/32                                  957               973
   FHLMC CMO, Ser 3298, Cl VB
         5.000%, 11/15/25                                1,046             1,060
   FHLMC CMO, Ser 3317, Cl PG
         5.000%, 04/15/36                                  243               246
   FHLMC CMO, Ser 3320, Cl TB
         5.500%, 06/15/30                                  545               563
   FHLMC CMO, Ser 3372, Cl BD
         4.500%, 10/15/22                                1,188             1,168
   FHLMC CMO, Ser 3460, Cl PC
         5.000%, 08/15/34                                1,038             1,050
   FHLMC CMO, Ser 3465, Cl HA
         4.000%, 07/15/17                                1,162             1,155
   FHLMC TBA
         6.500%, 11/01/38                               11,000            11,323
   FHLMC TBA
         5.500%, 01/25/39                               19,710            20,172

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   FNMA
         8.000%, 10/01/15                       $           11   $            12
         7.000%, 09/01/26 to 01/01/35                    5,383             5,696
         6.500%, 05/01/17 to 12/01/37                   20,165            20,873
         6.000%, 05/01/21 to 10/01/37                   79,939            82,443
         5.500%, 06/01/14 to 01/01/39                  186,158           190,713
         5.000%, 01/01/20 to 06/01/38                   68,248            69,921
         4.500%, 06/01/13 to 04/01/38                   14,933            15,171
         4.000%, 08/01/20                                2,263             2,293
   FNMA TBA
         7.000%, 01/01/35                                2,500             2,617
         6.500%, 01/01/38                               20,300            21,080
         5.500%, 01/01/19 to 01/01/38                   90,503            92,445
         5.000%, 01/01/38 to 02/01/38                  171,410           174,998
         4.500%, 01/01/38                                5,000             5,067
   FNMA ARM
         6.284%, 09/01/37                                  228               234
         6.124%, 12/01/36                                  581               598
         6.106%, 11/01/37                                  995             1,020
         6.028%, 01/01/37                                  706               724
         6.020%, 04/01/37                                  496               507
         5.977%, 04/01/37                                  727               742
         5.957%, 01/01/37                                  899               920
         5.952%, 01/01/37                                1,843             1,888
         5.878%, 02/01/37                                  597               611
         5.818%, 05/01/37                                1,153             1,179
         5.766%, 08/01/37                                1,721             1,759
         5.635%, 02/01/36                                  618               630
         4.664%, 10/01/35                               12,281            12,391
         4.660%, 11/01/35                                1,932             1,950
         4.653%, 11/01/35                                1,886             1,903
         4.648%, 11/01/35                                1,931             1,949
         4.646%, 10/01/35                                8,687             8,764
         4.642%, 11/01/35                                1,914             1,932
         4.641%, 11/01/35                                1,888             1,905
         4.636%, 11/01/35                                6,442             6,499
         4.424%, 10/01/35                                1,063             1,073
   FNMA CMO, Cl JM
         4.500%, 08/25/25                                  668               651
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
         5.000%, 11/01/35                                1,415               194
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
         5.000%, 08/01/35                               23,601             2,695
   FNMA CMO, Ser 1999-11, Cl Z
         5.500%, 03/25/29                                5,765             5,812
   FNMA CMO, Ser 2003-108, Cl BE
         4.000%, 11/25/18                                  706               682
   FNMA CMO, Ser 2003-15, Cl CH
         4.000%, 02/25/17                                  554               556
   FNMA CMO, Ser 2003-16, Cl PN
         4.500%, 10/25/15                                  651               656
   FNMA CMO, Ser 2003-3, Cl HJ
         5.000%, 02/25/18                                1,156             1,165
   FNMA CMO, Ser 2004-34, Cl PL
         3.500%, 05/25/14                                  220               220
   FNMA CMO, Ser 2004-60, Cl PA
         5.500%, 04/25/34                                  849               875
   FNMA CMO, Ser 2005-57, Cl EG
         0.771%, 03/25/35 (A)                            2,949             2,844
   FNMA CMO, Ser 2005-58, Cl MA
         5.500%, 07/25/35                                  741               771

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   FNMA CMO, Ser 2006-10, Cl FD
         0.821%, 03/25/36 (A)                   $        3,555   $         3,294
   FNMA CMO, Ser 2007-113, Cl DB
         4.500%, 12/25/22                                1,522             1,508
   FNMA CMO, Ser 2007-26, Cl BA
         5.500%, 05/25/29                                  400               407
   FNMA CMO, Ser 2007-T2, Cl B
         6.022%, 11/25/10                                4,500             4,785
   FNMA CMO, Ser 2008-22
         5.959%, 03/25/37 (A)                           15,000             1,962
   FNMA CMO, Ser 2020-94, IO
         5.500%, 04/25/16                                   92                --
   FNMA CMO, Ser 365, Cl 2, IO
         5.000%, 02/01/36                                1,276               158
   FNMA CMO, Ser 365, IO
         5.000%, 04/01/36                                1,332               192
   FNMA TBA
         5.500%, 01/25/39                               32,850            33,671
         5.000%, 01/25/39 to 01/25/39                   12,840            13,109
         4.500%, 01/25/39                                2,776             2,813
   GNMA
         8.000%, 11/15/29 to 11/15/30                      156               167
         7.500%, 03/15/29 to 01/15/32                      367               389
         7.000%, 08/15/13                                   87                91
         6.500%, 04/15/24 to 09/15/35                   16,974            17,835
         6.000%, 03/15/14 to 11/15/35                   48,972            50,671
         5.000%, 05/15/33 to 10/15/35                    5,181             5,331
   GNMA TBA
         6.000%, 03/01/37 to 01/01/38                   15,600            15,983
         5.500%, 03/20/38 to 02/20/39                   10,000            10,203
         4.500%, 03/01/38                                3,000             3,017
   GNMA ARM
         6.500%, 02/20/34                                1,018             1,006
         6.000%, 06/20/35                                  540               533
         5.500%, 01/10/36 to 05/20/36                    5,749             5,574
         5.000%, 02/20/36                                  910               877
         4.750%, 12/20/33                               11,398            11,058
         4.625%, 08/20/34                                  639               622
         4.000%, 03/20/36                                  746               720
   GNMA CMO, Ser 2001-18, Cl WH
         30.300%, 04/20/31 (A)                             285               379
   GNMA CMO, Ser 2002-51, Cl SG
         30.301%, 04/20/31 (A)                             262               354
   GNMA CMO, Ser 2003-58, Cl LG, IO
         5.500%, 05/17/29                                1,431                12
   GNMA CMO, Ser 2003-86, Cl ZK
         5.000%, 10/20/33                                9,706             9,626
   GNMA CMO, Ser 2004-80, Cl IP, IO
         5.500%, 07/20/34                                3,531               118
   GNMA CMO, Ser 2006-3, Cl A
         4.212%, 01/16/28                                  481               485
   GNMA CMO, Ser 2006-37, Cl JG
         5.000%, 07/20/36                                  879               895
                                                                 ---------------
                                                                       1,396,250
                                                                 ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 15.8%
   Adjustable Rate Mortgage Trust,
      Ser 2005- 8, Cl 4A11
         5.436%, 11/25/35 (A)                           10,477             7,039
   American Home Mortgage Assets,
      Ser 2007-2, Cl A1
         0.596%, 03/25/47 (A)                           10,413             4,018

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   American Home Mortgage Investment
      Trust, Ser 2004-1, Cl 4A
         3.280%, 04/25/44 (A)                   $          415   $           225
   American Home Mortgage Investment
      Trust, Ser 2004-4, Cl 4A
         4.390%, 02/25/45 (A)                            1,894               951
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A
         5.294%, 06/25/45 (A)                            5,606             2,622
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A
         5.350%, 11/25/45 (A)                            5,408             2,662
   American Tower Trust, Ser 2007-1A,
      Cl AFX
         5.420%, 04/15/37 (B)                            1,749             1,437
   Banc of America Commercial Mortgage
      Securities, Ser 2000-1, Cl A2A
         7.333%, 11/15/31 (A)                            1,375             1,371
   Banc of America Commercial Mortgage
      Securities, Ser 2002-PB2, Cl B
         6.309%, 06/11/35                                  659               590
   Banc of America Commercial Mortgage
      Securities, Ser 2003-1, Cl A2
         4.648%, 09/11/36                                  746               662
   Banc of America Commercial Mortgage
      Securities, Ser 2004-2, Cl A5
         4.580%, 11/10/38                                  294               246
   Banc of America Commercial Mortgage
      Securities, Ser 2005-3, Cl A4
         4.668%, 07/10/43                               11,300             9,092
   Banc of America Commercial Mortgage
      Securities, Ser 2006-2, Cl A1
         5.611%, 05/10/45                                1,872             1,797
   Banc of America Commercial Mortgage
      Securities, Ser 2008-1, Cl A4
         6.346%, 12/10/17 (A)                            1,566             1,208
   Banc of America Commercial Mortgage,
      Ser 2007-3, Cl A3
         5.658%, 02/10/09 (A)                            1,360               889
   Banc of America Funding, Ser 2003-1,
      Cl A1
         6.000%, 05/20/33                                   81                79
   Banc of America Funding, Ser 2005-B,
      Cl 2A1
         5.093%, 04/20/35 (A)                            5,218             3,030
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2004-2, Cl 24A
         5.304%, 05/25/34 (A)                            5,224             3,605
   Bear Stearns Commercial Mortgage
      Securities, Ser 2000-WF1, Cl A2
         7.780%, 02/15/32 (A)                            1,988             1,990
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                                  886               865
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP4, Cl A3
         5.610%, 11/15/33                                  436               414
   Bear Stearns Commercial Mortgage
      Securities, Ser 2002-PBW1, Cl A2
         4.720%, 11/11/35 (A)                              806               728

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR6, Cl A6
         4.825%, 11/11/41                       $          333   $           288
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-T20, Cl A4A
         5.151%, 12/22/42 (A)                            3,700             3,192
   Bear Stearns Structured Products, Ser 2007-
      R11, Cl A1A
         1.071%, 01/25/09 (A) (B) (C)                   17,540            17,058
   Chase Commercial Mortgage Securities,
      Ser 2000-3, Cl A2
         7.319%, 10/15/32                                2,286             2,275
   Chase Mortgage Finance, Ser 2005-A1,
      Cl 2A3
         5.235%, 12/25/35 (A)                           12,400             8,099
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.915%, 03/15/49 (A)                           19,422            15,229
   Citigroup Commercial Mortgage Trust,
      Ser 2008-C7, Cl A4
         6.096%, 05/01/38 (A)                            1,521             1,174
   Citigroup Mortgage Loan Trust, Ser 2005-
      11, Cl A3
         4.900%, 12/25/35 (A)                            9,422             6,797
   Citimortgage Alternative Loan Trust,
      Ser 2006-A1, Cl 1A6
         6.000%, 04/25/36                                    7                 4
   Commercial Mortgage Asset Trust,
      Ser 1999-C1, Cl A4
         6.975%, 01/17/32 (A)                            1,004               911
   Commercial Mortgage Asset Trust,
      Ser 1999-C2, Cl A2
         7.546%, 10/17/32 (A)                            3,099             3,099
   Commercial Mortgage Pass - Through
      Certificates, Ser 2001-J2A, Cl A2
         6.096%, 07/16/34 (B)                            2,619             2,518
   Countrywide Alternative Loan Trust,
      Ser 2003-20BC, Cl 1A1
         5.500%, 10/25/33                                1,555             1,283
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
         6.000%, 02/25/34                                  683               532
   Countrywide Alternative Loan Trust,
      Ser 2005-21, Cl 3A2
         3.579%, 08/25/35 (A)                              575               230
   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1
         0.781%, 11/25/35 (A)                            8,137             3,757
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1
         4.505%, 11/20/35 (A)                            9,936             4,967
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
         0.632%, 05/20/46 (A)                           32,574               595
   Countrywide Alternative Loan Trust,
      Ser 2006-OC6, Cl 2A1
         0.541%, 07/25/36 (A)                            1,121             1,006
   Countrywide Home Loan Mortgage Pass -
      Through Trust, Ser 2005-HYB10, Cl 1A1
         5.422%, 02/20/36 (A)                            1,789               941

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Countrywide Home Loan Mortgage Pass -
      Through Trust, Ser 2005-HYB9, Cl 1A1
         5.013%, 02/20/36 (A)                   $        1,147   $           554
   Countrywide Home Loan Mortgage Pass -
      Through Trust, Ser 2005-HYB9, Cl 1A2
         5.013%, 02/20/36 (A)                              249                71
   Countrywide Home Loan Mortgage Pass -
      Through Trust, Ser 2005-R3, Cl AF
         0.871%, 09/25/35 (A) (B)                        5,834             4,475
   Countrywide Home Loan Mortgage Pass -
      Through Trust, Ser 2006-HYB1, Cl 1A1
         5.334%, 03/20/36 (A)                            2,840             1,443
   CS First Boston Mortgage Securities,
      Ser 2001-CF2, Cl A4
         6.505%, 02/15/34                                1,055             1,037
   CS First Boston Mortgage Securities,
      Ser 2001-CK1, Cl A3
         6.380%, 12/18/35                                  548               538
   CS First Boston Mortgage Securities,
      Ser 2001-CK3, Cl A4
         6.530%, 06/15/34                                1,490             1,456
   CS First Boston Mortgage Securities,
      Ser 2002-CKN2, Cl A3
         6.133%, 04/15/37                                  257               245
   CS First Boston Mortgage Securities,
      Ser 2002-CKS4, Cl A2
         5.183%, 11/15/36                                2,428             2,219
   CS First Boston Mortgage Securities,
      Ser 2002-CKS4, Cl A1
         4.485%, 11/15/36                                   31                29
   CS First Boston Mortgage Securities,
      Ser 2002-CP5, Cl A2
         4.940%, 12/15/35                                  426               383
   CS First Boston Mortgage Securities,
      Ser 2003-AR24, Cl 2A4
         4.786%, 10/25/33 (A)                            6,167             4,541
   CS First Boston Mortgage Securities,
      Ser 2003-C4, Cl A4
         5.137%, 08/15/36 (A)                            1,339             1,191
   CS First Boston Mortgage Securities,
      Ser 2003-C5, Cl A4
         4.900%, 12/15/36 (A)                              906               792
   CS First Boston Mortgage Securities,
      Ser 2003-CK2, Cl A4
         4.801%, 03/15/36                                  537               477
   CS First Boston Mortgage Securities,
      Ser 2004-CKN5, Cl A4
         5.435%, 09/15/34                                1,128             1,043
   CS First Boston Mortgage Securities,
      Ser CPN1, Cl A2
         4.597%, 03/15/35                                  362               317
   Deutsche Mortgage Securities, Ser 2004-4,
      Cl 7AR2
         0.921%, 06/20/34 (A)                            1,623             1,249
   DLJ Commercial Mortgage, Ser 1999-CG1,
      Cl A1B
         6.460%, 03/10/32                                   26                26
   DLJ Commercial Mortgage, Ser 2000-
      CKP1, Cl A1B
         7.180%, 11/10/33                                1,046             1,041

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   DLJ Commercial Mortgage, Ser CG3,
      Cl A1B
         7.340%, 09/10/09                       $        1,187   $         1,185
   Downey Savings & Loan Association
      Mortgage Loan Trust, Ser 2004-AR2,
      Cl A2B
         0.981%, 11/19/44 (A)                            2,820               944
   Downey Savings & Loan Association
      Mortgage Loan Trust, Ser 2004-AR3,
      Cl B2
         1.681%, 07/19/44 (A)                              535                80
   FFCA Secured Lending, Ser 1999-1A, IO
         1.345%, 09/18/25 (A) (B)                        5,737               166
   First Horizon Alternative Mortgage
      Securities, Ser 2006-FA6, Cl 2A10
         6.000%, 11/25/36                                  796               652
   First Horizon Alternative Mortgage
      Securities, Ser 2006-RE1, Cl A1
         5.500%, 05/25/35                                1,419               745
   First Union National Bank Commercial
      Mortgage, Ser 1999-C4, Cl A2
         7.390%, 12/15/31                                   61                61
   First Union National Bank Commercial
      Mortgage, Ser 2000-C2, Cl A2
         7.202%, 10/15/32                                  794               798
   First Union National Bank Commercial
      Mortgage, Ser 2001-C4, Cl B
         6.417%, 12/12/33                                  809               779
   Fund America Investors II, Ser 1993-A,
      Cl A2
         6.483%, 06/25/23 (A)                              271               225
   GE Capital Assurance, Ser 2003-1, Cl A4
         5.254%, 05/12/35 (A) (B)                        7,530             6,848
   GE Capital Commercial Mortgage,
      Ser 2001-2, Cl A3
         6.030%, 08/11/33                                  397               392
   GE Capital Commercial Mortgage,
      Ser 2002-1A, Cl A3
         6.269%, 12/10/35                                6,318             5,933
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
         4.996%, 12/10/37                               12,500            11,335
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A
         5.512%, 11/10/45 (A)                           13,025            10,544
   GE Capital Commercial Mortgage,
      Ser 2006-C1, Cl A3
         5.517%, 03/10/44 (A)                            2,845             2,006
   GE Capital Commercial Mortgage,
      Ser 2007-C1, Cl A4
         5.543%, 02/10/17                                1,510             1,125
   GMAC Commercial Mortgage Securities,
      Ser 1999-C2, Cl A2
         6.945%, 09/15/33                                  141               140
   GMAC Commercial Mortgage Securities,
      Ser 2000-C2, Cl A2
         7.455%, 08/16/33 (A)                            2,324             2,319
   GMAC Commercial Mortgage Securities,
      Ser 2000-C3, Cl A2
         6.957%, 09/15/35                                3,028             2,996

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   GMAC Commercial Mortgage Securities,
      Ser 2001-C1, Cl A2
         7.724%, 03/15/33 (A)                   $        2,564   $         2,563
   GMAC Commercial Mortgage Securities,
      Ser 2002-C3, Cl A2
         4.930%, 07/10/39                                1,394             1,260
   GMAC Commercial Mortgage Securities,
      Ser 2003-C2, Cl A2
         5.667%, 05/10/40 (A)                              535               481
   GMAC Commercial Mortgage Securities,
      Ser 2003-C3, Cl A4
         5.023%, 04/10/40                                2,621             2,297
   GMAC Commercial Mortgage Securities,
      Ser 2004-C1, Cl A1
         3.118%, 03/10/38                                   52                51
   GMAC Commercial Mortgage Securities,
      Ser 2004-C2, Cl A1
         3.896%, 08/10/38                                   47                46
   GMAC Commercial Mortgage Securities,
      Ser 2006-C1, Cl A4
         5.238%, 11/10/45 (A)                            4,800             3,825
   Greenwich Capital Commercial Funding,
      Ser 2005-GG3, Cl AAB
         4.619%, 08/10/42                                6,305             5,244
   Greenwich Capital Commercial Funding,
      Ser 2006-GG7, Cl A4
         5.914%, 07/10/38 (A)                            1,775             1,385
   GS Mortgage Securities II, Ser 2001-GL3A,
      Cl A2
         6.449%, 08/15/18 (A) (B)                        2,284             2,220
   GS Mortgage Securities II, Ser 2005-GG4,
      Cl AABA
         4.680%, 07/10/39                                  363               321
   GS Mortgage Securities II, Ser 2005-GG4,
      Cl A4A
         4.751%, 07/10/39                                6,500             5,243
   GSMPS Mortgage Loan Trust, Ser 1998-1,
      Cl A
         8.000%, 09/19/27 (A) (B)                           76                82
   GSR Mortgage Loan Trust, Ser 2003-13,
      Cl 1A1
         4.491%, 10/25/33 (A)                            6,519             5,167
   GSR Mortgage Loan Trust, Ser 2006-8F,
      Cl 3A5
         6.250%, 09/25/36                                3,601             3,224
   Harborview Mortgage Loan Trust,
      Ser 2005-1, Cl X, IO
         1.659%, 03/19/35 (H)                           12,835               174
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO
         0.290%, 10/19/35 (A)                           21,756               252
   Harborview Mortgage Loan Trust,
      Ser 2007-3, Cl 2A1A
         0.781%, 05/19/47 (A)                           14,739             5,756
   Heller Financial Commercial Mortgage
      Asset, Ser 1999-PH1, Cl C
         7.092%, 05/15/31 (A)                              250               249
   Impac Secured Assets CMO Owner Trust,
      Ser 2006-2, Cl 2A1
         0.821%, 08/25/36 (A)                              879               465

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Impac Secured Assets CMO Owner Trust,
      Ser 2006-3, Cl A4
         0.561%, 11/25/36 (A)                   $        3,976   $         3,485
   Impac Secured Assets CMO Owner Trust,
      Ser 2007-1, Cl A1
         0.531%, 03/25/37 (A)                           13,546            10,915
   Indymac INDA Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A1
         4.816%, 01/25/36 (A)                              432               216
   Indymac INDA Mortgage Loan Trust,
      Ser 2007-AR7, Cl 1A1
         6.176%, 11/01/37 (A)                            1,944             1,198
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO
         1.560%, 12/25/34 (H)                            5,448                48
   Indymac Index Mortgage Loan Trust,
      Ser 2007-AR15, Cl 2A1
         5.996%, 08/25/37 (A)                            9,101             3,695
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2001-CIB3, Cl A3
         6.465%, 11/15/35                                2,486             2,405
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LD12, Cl A4
         5.882%, 02/15/09 (A)                            1,830             1,301
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LD12, Cl AM
         6.062%, 02/15/09 (A)                              200                94
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2001-CIB2, Cl A3
         6.429%, 04/15/35                                5,170             5,028
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2002-CIB5, Cl A2
         5.161%, 10/12/37                                  590               538
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2003-CB7, Cl A4
         4.879%, 11/12/08 (A)                            2,014             1,727
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2003-PM1A, Cl A4
         5.326%, 11/12/08 (A)                              184               162
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2004-C3, Cl A1
         3.765%, 01/15/42                                   62                61
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2005-CB12, Cl A4
         4.895%, 09/12/37                                  680               537
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2005-LDP2, Cl A1
         4.334%, 07/15/42                                   35                35
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2005-LDP3, Cl A1
         4.655%, 08/15/42                                  200               196
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2005-LDP4, Cl A4
         4.918%, 10/15/42 (A)                            3,700             2,918
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-CB15, Cl ASB
         5.790%, 06/12/43 (A)                              711               548
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LD11, Cl AM
         6.007%, 06/15/49 (A)                            3,836             1,776

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   JPMorgan Commercial Mortgage Finance,
      Ser 2000-C10, Cl A2
         7.371%, 08/15/32 (A)                   $          900   $           898
   JPMorgan Mortgage Trust, Ser 2005-A3,
      Cl 11A2
         4.500%, 11/25/08 (A)                           12,385             7,014
   JPMorgan Mortgage Trust, Ser 2006-A2,
      Cl 2A2
         5.755%, 11/25/08 (A)                           12,600             6,103
   JPMorgan Mortgage Trust, Ser 2006-A3,
      Cl 3A4
         5.736%, 05/25/36 (A)                           13,560             6,538
   LB Commercial Conduit Mortgage Trust,
      Ser 1999-C2, Cl B
         7.425%, 10/15/32                                  378               377
   LB-UBS Commercial Mortgage Trust,
      Ser 2000-C5, Cl A2
         6.510%, 12/15/26                                1,338             1,318
   LB-UBS Commercial Mortgage Trust,
      Ser 2002-C2, Cl A4
         5.594%, 06/15/31                                7,367             6,884
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C5, Cl A2
         3.478%, 07/15/27                                    9                 9
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C2, Cl AM
         5.490%, 02/15/40 (A)                            1,753               794
   Master Reperforming Loan Trust, Ser 2005-
      1, Cl 1A1
         6.000%, 08/25/34 (B)                            4,070             4,155
   Master Seasoned Securities Trust, Ser
      2004-2, Cl A2
         6.500%, 08/25/32                                4,086             3,835
   Merrill Lynch Mortgage Investors,
      Ser 2004-A1, Cl 4A
         5.290%, 02/25/34 (A)                            6,194             4,399
   Merrill Lynch Mortgage Trust, Ser 2004-
      KEY2, Cl A4
         4.864%, 08/12/39 (A)                            1,127               934
   Merrill Lynch Mortgage Trust, Ser 2005-
      MCP1, Cl A4
         4.747%, 06/12/43 (A)                            3,780             3,054
   Merrill Lynch Mortgage Trust, Ser 2008-
      C1, Cl AM
         6.461%, 02/15/51 (A)                            2,453             1,152
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2007-5, Cl A4
         5.378%, 08/12/48                                1,270               939
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2007-6, Cl AM
         5.526%, 03/21/51 (A)                            2,411             1,017
   MLCC Mortgage Investors, Ser 2004-B,
      Cl A3
         4.712%, 05/25/29 (A)                              890               610
   Morgan Stanley Capital I, Ser 2003-IQ5,
      Cl A4
         5.010%, 04/15/38                                2,161             1,950
   Morgan Stanley Capital I, Ser 2004-HQ3,
      Cl A4
         4.800%, 01/13/41                                1,109               943

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Morgan Stanley Capital I, Ser 2005-HQ5,
      Cl AAB
         5.037%, 01/14/42                       $        1,700   $         1,418
   Morgan Stanley Capital I, Ser 2005-HQ6,
      Cl A4A
         4.989%, 08/13/42                                5,600             4,575
   Morgan Stanley Capital I, Ser 2005-HQ7,
      Cl AAB
         5.355%, 11/14/42 (A)                            1,029               839
   Morgan Stanley Capital I, Ser 2006-T21,
      Cl A4
         5.162%, 10/15/52 (A)                            2,500             1,985
   Morgan Stanley Capital I, Ser 2007-IQ14,
      Cl A4
         5.692%, 04/15/49 (A)                           13,680            10,266
   Morgan Stanley Dean Witter Capital I,
      Ser 2000-LIFE, Cl A2
         7.570%, 11/15/36 (A)                            2,603             2,600
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP3, Cl A4
         6.390%, 06/15/11                                1,458             1,416
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP5, Cl A4
         6.390%, 10/15/35                                2,492             2,405
   Morgan Stanley Dean Witter Capital I,
      Ser 2002-IQ2, Cl A3
         5.520%, 12/15/35                                  114               113
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl A2
         4.920%, 03/12/35                                1,846             1,642
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-6XS, Cl 2A1S
         0.581%, 02/25/47 (A)                              491               466
   Nomura Asset Securities, Ser 1998-D6,
      Cl A1C
         6.690%, 03/15/30                                1,169             1,146
   RBS Greenwhich Capital Mortgage Pass -
      Through Certificates, Ser 2007-B, Cl
      1A4
         0.921%, 01/25/37 (A)                            5,033             2,547
   Residential Accredit Loans, Ser 2006-QO1,
      Cl 2A3
         0.871%, 09/25/46 (A)                              667               184
   Residential Accredit Loans, Ser 2007-QS1,
      Cl 2A2
         0.831%, 01/25/37 (A)                            5,422             1,263
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
         6.500%, 11/25/31                                2,317             2,393
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1
         5.216%, 12/25/34 (A)                            2,572             1,474
   Salomon Brothers Mortgage Securities VII,
      Ser 2000-C3, Cl A2
         6.592%, 12/18/33                                  766               752
   Salomon Brothers Mortgage Securities VII,
      Ser 2001-C2, Cl A3
         6.499%, 10/13/11                                5,371             5,218
   Salomon Brothers Mortgage Securities VII,
      Ser 2002-KEY2, Cl A2
         4.467%, 03/18/36                                1,027               957

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Structured Adjustable Rate Mortgage Loan
      Trust, Ser 2005-19, Cl 1A1
         0.791%, 10/25/35 (A)                   $        1,969   $           887
   Structured Adjustable Rate Mortgage Loan
      Trust, Ser 2007-7, Cl 2AS2
         5.685%, 08/25/15 (A)                           11,672             5,353
   Structured Asset Mortgage Investments,
      Ser 2006-AR8, Cl A1A
         0.671%, 10/25/36 (A)                            5,253             2,070
   Structured Asset Securities, Ser 2005-17,
      Cl 5A1
         5.500%, 10/25/35                                3,464             2,408
   Thornburg Mortgage Securities Trust,
      Ser 2006-1, Cl A3
         0.641%, 01/25/36 (A)                            8,869             8,835
   Thornburg Mortgage Securities Trust,
      Ser 2006-3, Cl A3
         0.581%, 06/25/36 (A)                           12,193            11,929
   Thornburg Mortgage Securities Trust,
      Ser 2006-3, Cl A2
         0.576%, 06/25/36 (A)                           11,219            10,193
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 2A1
         6.216%, 08/30/37 (A)                            5,817             4,120
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 3A1
         6.203%, 09/25/37 (A)                            5,556             4,263
   US Bank, Ser 2007-1, Cl A
         5.920%, 05/25/12                                3,875             4,191
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2002-C1A, Cl A4
         6.287%, 04/15/34                                1,543             1,472
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2002-C2, Cl A4
         4.980%, 11/15/34                                1,816             1,611
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C5, Cl A2
         3.989%, 06/15/35                                  449               371
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C6, Cl A3
         4.957%, 08/15/35 (A)                            2,490             2,338
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C7, Cl A1
         4.241%, 10/15/35 (B)                              259               246
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C8, Cl A3
         4.445%, 11/15/35                                  873               828
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2004-C10, Cl A4
         4.748%, 02/15/41                                1,254             1,033
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2004-C11, Cl A4
         5.030%, 01/15/41                                  599               527
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C26, Cl A3
         6.011%, 06/15/45 (A)                            1,368             1,117
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C26, Cl APB
         5.997%, 06/15/45                                1,046               808
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2007-OA6, Cl 1A
         3.066%, 07/25/47 (A)                            9,301             3,800

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Washington Mutual Mortgage Pass -
      Through Certificates, Ser 2003-MS1,
      Cl 1A
         5.000%, 02/25/18                       $        1,621   $         1,582
   Washington Mutual Mortgage Pass -
      Through Certificates, Ser 2005-AR13,
      Cl A1A1
         0.761%, 10/25/47 (A)                            4,606             2,516
   Washington Mutual Mortgage Pass -
      Through Certificates, Ser 2005-AR15,
      Cl A1A2
         0.751%, 11/25/47 (A)                            6,902             3,390
   Washington Mutual Mortgage Pass -
      Through Certificates, Ser 2005-AR16,
      Cl 1A4A
         5.103%, 12/25/35 (A)                           12,955             9,286
   Washington Mutual Mortgage Pass -
      Through Certificates, Ser 2005-AR19,
      Cl A1A2
         0.761%, 12/25/45 (A)                            6,666             3,075
   Washington Mutual Mortgage Pass -
      Through Certificates, Ser 2006-AR12,
      Cl 1A1
         6.069%, 10/25/36 (A)                              726               607
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2004-H, Cl 1A1
         4.530%, 06/25/34 (A)                            6,928             5,398
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2004-I, Cl B1
         5.318%, 07/25/34 (A)                              177               102
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2005-17, Cl 1A1
         5.500%, 01/25/36                                3,374             2,615
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-2, Cl 3A1
         5.750%, 03/25/36                                1,825             1,268
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2007-16, Cl 1A1
         6.000%, 12/28/37                               15,051             9,473
                                                                 ---------------
                                                                         473,357
                                                                 ---------------
Total Mortgage-Backed Securities
  (Cost $2,011,586) ($ Thousands)                                      1,869,607
                                                                 ---------------
CORPORATE OBLIGATIONS -- 30.5%

CONSUMER DISCRETIONARY -- 1.6%
   American Achievement
         8.250%, 04/01/12 (B)                              900               693
   Autozone
         6.500%, 01/15/14                                  960               858
   Boyd Gaming
         7.125%, 02/01/16 (D)                              350               207
         6.750%, 04/15/14 (D)                              570               359
   British Sky Broadcasting Group
         9.500%, 11/15/18 (B)                              960               980
   Caesars Entertainment
         8.125%, 05/15/11                                  540               265
   CCH I Holdings LLC
         11.000%, 10/01/15 (D)                             740               130
   Clear Channel Communications
         6.250%, 03/15/11 (D)                            2,230               669
         4.250%, 05/15/09                                  990               871

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Comcast
         6.500%, 01/15/15                       $          985   $           968
         6.500%, 01/15/17                                  720               711
         5.850%, 11/15/15                                  465               440
         5.700%, 05/15/18                                2,340             2,194
         5.450%, 11/15/10                                  525               519
         5.300%, 01/15/14                                2,340             2,188
   Comcast Cable Communications
         8.375%, 03/15/13                                4,290             4,438
         6.750%, 01/30/11 (D)                            2,310             2,319
   Community Health Systems
         8.875%, 07/15/15 (D)                            1,030               948
   COX Communications
         7.875%, 08/15/09                                  750               737
         6.250%, 06/01/18 (B)                              300               266
         4.625%, 06/01/13                                  805               698
   Daimler Finance LLC
         8.500%, 01/18/31                                  345               252
         7.300%, 01/15/12                                1,400             1,210
         6.500%, 11/15/13                                3,680             2,870
   Daimler Finance LLC, MTN
         2.346%, 03/13/09 (A)                            2,000             1,999
   DirecTV Holdings
         8.375%, 03/15/13                                  350               348
   Eastman Kodak
         7.250%, 11/15/13                                2,740             1,767
   Echostar DBS
         7.125%, 02/01/16 (D)                              720               601
   Ford Motor
         9.215%, 09/15/21                                1,000               230
         7.450%, 07/16/31 (D)                            2,940               823
   General Motors
         8.250%, 07/15/23 (D)                            3,100               512
   Hertz
         8.875%, 01/01/14 (D)                              725               446
   Home Depot
         5.875%, 12/16/36                                  735               576
   Idearc
         8.000%, 11/15/16 (D)                            1,280                96
   Inn of the Mountain Gods Resort & Casino
         12.000%, 11/15/10                               1,010               333
   Lamar Media, Ser B
         6.625%, 08/15/15                                  720               520
   Marriott International, Ser J
         5.625%, 02/15/13                                  235               179
   MGM Mirage
         8.500%, 09/15/10                                  160               134
         7.625%, 01/15/17 (D)                            1,290               832
   News America
         6.650%, 11/15/37                                  180               178
         6.200%, 12/15/34 (D)                               65                59
   Nordstrom
         7.000%, 01/15/38                                  665               395
   RH Donnelley
         8.875%, 10/15/17                                  169                25
   River Rock Entertainment Authority
         9.750%, 11/01/11                                  930               772
   Service International
         7.625%, 10/01/18                                  340               252
         7.500%, 04/01/27                                  670               429
         6.750%, 04/01/16                                   20                15

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Station Casinos
         7.750%, 08/15/16 (D)                   $        1,495   $           284
   Sun Media
         7.625%, 02/15/13                                  470               378
   Thomson Reuters
         5.950%, 07/15/13                                  710               661
   Time Warner
         7.700%, 05/01/32                                3,645             3,649
         6.875%, 05/01/12                                2,455             2,359
   Time Warner Cable
         8.750%, 02/14/19 (D)                            2,300             2,505
         7.300%, 07/01/38 (D)                              480               499
         6.750%, 07/01/18                                  360               347
   Time Warner Entertainment
         8.375%, 07/15/33                                   60                61
   TL Acquisitions
         10.500%, 01/15/15 (B)                             480               197
   Univision
         0.00%, 09/15/14                                    84                34
  Viacom
         6.875%, 04/30/36                                  500               395
         5.750%, 04/30/11                                  495               450
  Visteon
         12.250%, 12/31/16 (B) (D)                         448               107
         8.250%, 08/01/10                                  174                54
  Yum! Brands
         6.875%, 11/15/37                                  910               721
                                                                 ---------------
                                                                          50,012
                                                                 ---------------
CONSUMER STAPLES -- 0.9%
   Altria Group
         9.950%, 11/10/38                                  475               518
         9.700%, 11/10/18                                4,575             4,953
   Anheuser-Busch
         5.050%, 10/15/16                                  940               847
   CVS Caremark
         9.350%, 01/10/23 (B)                            8,600             2,580
   Diageo Capital
         7.375%, 01/15/14                                5,695             6,067
   Dr Pepper Snapple Group
         6.820%, 05/01/18 (B) (D)                        1,470             1,452
   General Mills
         6.000%, 02/15/12                                  750               778
         5.650%, 09/10/12                                  945               965
         5.250%, 08/15/13                                   90                91
   HJ Heinz
         5.350%, 07/15/13                                  510               506
   Kellogg, Ser B
         6.600%, 04/01/11                                  890               931
   Kimberly-Clark
         7.500%, 11/01/18                                  200               236
   Kraft Foods
         6.750%, 02/19/14                                  490               508
         6.125%, 02/01/18                                2,230             2,185
   Philip Morris Capital
         7.500%, 07/16/09                                1,750             1,762
   Reynolds American
         6.750%, 06/15/17                                1,260             1,000
                                                                 ---------------
                                                                          25,379
                                                                 ---------------
ENERGY -- 3.9%
   Anadarko Finance, Ser B
         7.500%, 05/01/31 (D)                            3,610             3,192
         6.750%, 05/01/11                                   20                20

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Anadarko Petroleum
         6.450%, 09/15/36                       $        5,370   $         4,236
         5.950%, 09/15/16                                  340               300
         2.396%, 09/15/09 (A)                            4,000             3,827
   Apache
         6.000%, 09/15/13                                2,570             2,665
   Baker Hughes
         7.500%, 11/15/18                                3,315             3,676
   Canadian Natural Resources
         5.850%, 02/01/35                                  800               593
         5.700%, 05/15/17                                  265               231
   Chesapeake Energy
         7.250%, 12/15/18                                  705               550
         6.375%, 06/15/15 (D)                              500               395
   Cie Generale de Geophysique-Veritas
         7.750%, 05/15/17                                  110                64
         7.500%, 05/15/15                                1,205               747
   Conoco Funding
         7.250%, 10/15/31                                  530               570
         6.350%, 10/15/11                                  920               968
   ConocoPhillips
         5.900%, 10/15/32                                1,090             1,072
         5.900%, 05/15/38 (D)                            1,790             1,758
   ConocoPhillips Holding
         6.950%, 04/15/29                                1,460             1,571
   Devon Financing
         6.875%, 09/30/11                                1,895             1,912
   Dynegy Holdings
         7.750%, 06/01/19                                1,485             1,025
   El Paso
         7.800%, 08/01/31                                  967               630
         7.750%, 01/15/32                                1,830             1,188
         7.000%, 06/15/17 (D)                            3,360             2,630
         6.950%, 06/01/28                                6,750             4,080
   El Paso Natural Gas
         5.950%, 04/15/17                                  350               278
   El Paso Performance-Linked Trust
         7.750%, 07/15/11 (B)                            5,470             4,736
   Energy Transfer Partners
         6.700%, 07/01/18                                2,220             1,871
   Enterprise Products Operating
         9.750%, 01/31/14                                4,150             4,226
   GAZ Capital
         6.510%, 03/07/22 (B)                            3,460             2,059
         6.212%, 11/22/16 (B)                            3,570             2,374
   Halliburton
         5.900%, 09/15/18                                  200               211
   Hess
         7.875%, 10/01/29                                1,070             1,027
         7.300%, 08/15/31                                4,380             3,985
   Husky Energy
         6.800%, 09/15/37                                  370               308
   Husky Oil
         7.550%, 11/15/16                                  505               494
   KazMunaiGaz Finance MTN
         8.375%, 07/02/13 (B)                            4,020             3,136
   Kerr-McGee
         7.875%, 09/15/31                                  820               755
         6.950%, 07/01/24                                  450               395

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Kinder Morgan Energy Partners
         7.125%, 03/15/12                       $           90   $            87
         6.950%, 01/15/38 (D)                            1,950             1,577
         6.750%, 03/15/11                                  450               438
         6.300%, 02/01/09                                  570               570
         6.000%, 02/01/17                                3,485             3,026
         5.950%, 02/15/18 (D)                            1,045               892
         5.850%, 09/15/12                                1,145             1,049
         5.000%, 12/15/13                                2,735             2,385
   Knight
         6.500%, 09/01/12                                3,160             2,670
   Nabors Industries
         6.150%, 02/15/18                                  795               684
   Occidental Petroleum
         7.000%, 11/01/13                                4,000             4,366
   OPTI Canada
         8.250%, 12/15/14 (D)                              700               378
         7.875%, 12/15/14                                  880               449
   Peabody Energy, Ser B
         6.875%, 03/15/13                                  300               284
   Pemex Project Funding Master Trust
         6.625%, 06/15/35 (B)                              110                93
         6.625%, 06/15/35 (D)                            1,557             1,318
   Petrobras International Finance
         6.125%, 10/06/16                                3,240             3,159
         5.875%, 03/01/18                                1,080               971
   Petro-Canada
         6.800%, 05/15/38                                1,105               834
   Plains All American Pipeline
         6.500%, 05/01/18                                1,098               876
   Ras Laffan Liquefied Natural Gas III
         6.332%, 09/30/27 (B)                              805               541
   SemGroup L.P.
         8.750%, 11/15/15 (B) (E) *                        500                18
   Shell International Finance
         5.200%, 03/22/17                                1,265             1,294
   Shell International Finance BV
         6.375%, 12/15/38                                1,300             1,468
   Southern Natural Gas
         8.000%, 03/01/32                                  170               142
         5.900%, 04/01/17 (B) (C) (F)                      905               717
   Spectra Energy Capital
         7.500%, 09/15/38                                  740               631
   Suburban Propane Partners
         6.875%, 12/15/13                                  735               603
   Tennessee Gas Pipeline
         7.625%, 04/01/37                                  830               659
   Tosco
         8.125%, 02/15/30                                  400               462
   TransCanada Pipelines
         7.250%, 08/15/38                                  550               548
   Transocean
         6.000%, 03/15/18                                  350               319
   Vastar Resources
         6.500%, 04/01/09                                3,490             3,513
   Weatherford International
         7.000%, 03/15/38                                  360               277
         6.800%, 06/15/37                                  370               284
         6.350%, 06/15/17                                1,055               900
         5.950%, 06/15/12                                  570               542

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Williams
         8.750%, 03/15/32                       $        5,860   $         4,366
         7.750%, 06/15/31 (D)                            1,880             1,288
   Williams, Ser A
         7.500%, 01/15/31                                   90                68
   XTO Energy
         7.500%, 04/15/12                                  850               840
         6.750%, 08/01/37                                  310               290
         6.500%, 12/15/18                                1,145             1,100
         5.750%, 12/15/13                                1,940             1,883
         5.500%, 06/15/18                                2,410             2,182
                                                                 ---------------
                                                                         114,796
                                                                 ---------------
FINANCIALS -- 14.3%
   ABX Financing
         6.350%, 10/15/36 (B)                            4,250             3,307
   Ace INA Holdings
         6.700%, 05/15/36                                  215               188
         5.700%, 02/15/17                                  465               417
   Aiful
         5.000%, 08/10/10 (B)                            1,420               781
   Allied Capital
         6.625%, 07/15/11                                3,105             2,393
   Allied World Assurance Holdings
         7.500%, 08/01/16                                2,500             1,763
   Allstate Life Global Funding Trusts MTN
         5.375%, 04/30/13                                2,020             1,989
   American Express
         8.150%, 03/19/38 (D)                              420               482
         6.800%, 09/01/66 (A)                            2,010             1,041
         6.150%, 08/28/17                                1,200             1,157
   American Express Bank
         5.500%, 04/16/13                                1,620             1,535
   American Express Credit MTN
         7.300%, 08/20/13                                  500               512
   American General Finance MTN
         6.900%, 12/15/17                                2,820             1,220
   American Honda Finance
         5.100%, 03/27/12 (B)                            1,685             1,650
   American International Group MTN
         6.250%, 03/15/37                                2,560               957
         5.850%, 01/16/18                                4,340             2,909
         4.950%, 03/20/12                                  880               689
   ASIF Global Financing XIX
         4.900%, 01/17/13 (B)                              390               313
   BAC Capital Trust XIV
         5.630%, 03/15/12 (A)                              130                52
   Bank of America
         8.000%, 12/29/49 (A) (D)                        4,500             3,237
         7.400%, 01/15/11                                1,325             1,357
         5.750%, 12/01/17                                2,835             2,831
         5.650%, 05/01/18 (D)                            2,480             2,495
         5.420%, 03/15/17                                4,300             3,822
         5.375%, 06/15/14                                2,555             2,504
   Bank of New York Mellon
         5.125%, 08/27/13                                  900               920
   Bank One
         7.875%, 08/01/10                                3,525             3,695
   Banponce Trust I, Ser A
         8.327%, 02/01/27                                2,590             2,137
   Barnett Capital III
         3.818%, 02/01/27 (A)                              425               191
   Bear Stearns
         7.250%, 02/01/18                                7,370             8,076
         6.400%, 10/02/17                                  500               520
         5.350%, 02/01/12                                3,280             3,218
         4.500%, 10/28/10                                1,470             1,458

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Berkshire Hathaway Finance
         5.400%, 05/15/18                       $          830   $           853
   BP Capital Markets
         5.250%, 11/07/13                                1,620             1,691
   BRE Properties
         7.450%, 01/15/11 +++                            2,430             2,091
   Bunge Finance
         5.900%, 04/01/17                                  600               437
   Capital One Financial MTN
         2.469%, 03/10/09 (A)                            1,500             1,429
   Caterpillar Financial Services MTN
         7.050%, 10/01/18                                  115               121
         6.200%, 09/30/13                                3,650             3,763
         4.900%, 08/15/13                                  300               281
   Chubb
         5.750%, 05/15/18                                  245               235
   CIT Group
         4.250%, 02/01/10                                1,275             1,169
   Citigroup
         8.400%, 04/30/18 (A) (D)                        2,510             1,657
         6.875%, 03/05/38                                8,555             9,735
         6.500%, 08/19/13 (D)                            7,387             7,461
         6.125%, 05/15/18 (D)                            3,360             3,397
         5.875%, 02/22/33                                1,685             1,469
         5.500%, 04/11/13                                3,140             3,057
         5.500%, 02/15/17                                2,350             2,138
         5.000%, 09/15/14 (D)                            5,905             5,194
         3.625%, 02/09/09                                  980               977
   Citigroup Capital XXI
         8.300%, 12/21/57 (A)                            3,950             3,046
   CMP Susquehanna
         4.492%, 06/07/13                                  993               185
   Countrywide Financial
         6.250%, 05/15/16 (D)                            1,080             1,026
         5.800%, 06/07/12                                2,745             2,675
         1.686%, 03/24/09 (A)                            4,170             4,136
   Countrywide Financial , Cl A
         1.455%, 10/15/28 (A)                              159                86
   Countrywide Home Loans MTN
         4.000%, 03/22/11                                3,200             3,046
   Credit Suisse New York
         6.000%, 02/15/18 (D)                            5,105             4,688
         5.000%, 05/15/13                                4,691             4,515
   Credit Suisse USA
         5.125%, 08/15/15                                1,080               981
         4.875%, 08/15/10                                2,210             2,210
   Depfa ACS Bank
         5.125%, 03/16/37 (B)                            3,000             2,172
   Deutsche Bank
         4.875%, 05/20/13                                1,830             1,797
   Deutsche Bank Capital Funding Trust VII
         5.628%, 01/19/49 (A) (B)                        2,760             1,180
   DI Finance
         9.500%, 02/15/13                                   90                78
   Discover Financial Services
         6.450%, 06/12/17                                  250               175
   East Lane Re
         9.192%, 05/06/11 (A) (B)                          650               622
   Equity One
         3.875%, 04/15/09 +++                            7,480             7,295

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Export-Import Bank of Korea
         5.500%, 10/17/12                       $        1,210   $         1,122
   Farmers Exchange Capital
         7.200%, 07/15/48 (B)                            1,465               812
         7.050%, 07/15/28 (B)                            1,434               878
   Farmers Insurance Exchange
         8.625%, 05/01/24 (B)                            3,017             2,016
   First Industrial L.P. MTN
         7.500%, 12/01/17                                1,800               914
   Ford Motor Credit LLC
         12.000%, 05/15/15                               4,700             3,510
         8.000%, 12/15/16 (D)                            4,680             3,048
         7.875%, 06/15/10 (D)                            7,405             5,925
         7.375%, 10/28/09                                3,250             2,854
         7.246%, 06/15/11 (A) (D)                        3,863             2,550
         5.700%, 01/15/10                                  220               187
   Forest City Enterprises
         7.625%, 06/01/15                                  500               175
         6.500%, 02/01/17                                  270                95
   GE Global Insurance Solutions
         7.500%, 06/15/10                                1,225             1,216
   General Electric Capital MTN
         6.750%, 03/15/32                                1,665             1,770
         6.375%, 11/15/19 (A)                            5,870             3,690
         5.875%, 01/14/38 (D)                            1,300             1,273
         5.625%, 05/01/18                                4,410             4,450
         5.450%, 01/15/13                                   20                20
         3.750%, 12/15/09                                1,345             1,347
         2.256%, 09/15/14 (A) (D)                        4,000             3,079
   Genworth Financial
         5.650%, 06/15/12                                1,280               541
         4.950%, 10/01/15                                1,595               605
   Glen Meadow Pass-Through Trust
         6.505%, 02/12/67 (A) (B)                        2,200               984
   Glitnir Banki HF
         7.451%, 09/14/16 (B) (E) *                        400                --
         6.693%, 06/15/16 (B) (E) *                      3,960                 1
         6.375%, 09/25/12 (B) (E) *                      2,330               111
         6.330%, 07/28/11 (B) (E) *                      1,980                94
   GMAC LLC
         7.750%, 01/19/10 (D)                           10,170             9,070
         7.250%, 03/02/11                                3,520             2,991
         6.875%, 09/15/11                                6,120             4,955
         5.850%, 01/14/09 (D)                            1,680             1,669
         5.625%, 05/15/09 (D)                           14,680            14,107
         4.403%, 12/01/14 (A)                            3,639             2,038
   Goldman Sachs Capital I
         6.345%, 02/15/34                                  520               377
   Goldman Sachs Capital II
         5.793%, 12/29/49 (A)                            2,261               869
   Goldman Sachs Group MTN
         6.750%, 10/01/37                                2,355             1,912
         6.150%, 04/01/18 (D)                            3,780             3,632
         5.950%, 01/18/18                                  260               247
         5.450%, 11/01/12                                3,670             3,501
         5.350%, 01/15/16                                  660               603
         5.319%, 01/12/15 (A)                            1,750             1,298
         5.250%, 10/15/13                                3,565             3,275
         5.150%, 01/15/14                                1,105               995
         5.125%, 01/15/15                                  925               849
         4.500%, 06/15/10 (D)                            1,000               985
         4.459%, 07/22/15 (A) (D)                          500               350

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Hartford Financial Services Group MTN
         6.000%, 01/15/19                       $          245   $           178
   HBOS Capital Funding
         6.071%, 06/30/49 (A) (B)                        1,330               492
   HBOS PLC
         6.750%, 05/21/18 (B) (D)                        1,250             1,100
         5.920%, 09/29/49 (A) (B)                        5,850             2,215
   HCP
         6.000%, 01/30/17 +++                            4,000             1,928
         5.650%, 12/15/13 +++                            1,535               917
   Highwoods Properties
         7.500%, 04/15/18 +++                            1,142               741
   Host Marriott L.P., Ser Q
         6.750%, 06/01/16 +++                              455               332
   HSBC Finance
         8.000%, 07/15/10                                3,475             3,533
         7.000%, 05/15/12                                1,505             1,507
         6.375%, 11/27/12                                  585               572
         4.625%, 09/15/10                                  650               642
         4.125%, 11/16/09 (D)                            2,155             2,135
   HSBC Holdings PLC
         6.800%, 06/01/38 (D)                              780               824
   HSBK Europe
         9.250%, 10/16/13 (B)                            1,820             1,329
   ICICI Bank
         6.375%, 04/30/22 (A)                              678               358
         6.375%, 04/30/22 (A) (B)                        2,320             1,218
         6.375%, 04/30/22                                  960               506
   ILFC E-Capital Trust II
         6.250%, 12/21/65 (A) (B)                          900               376
   International Lease Finance MTN
         5.750%, 06/15/11                                1,235               901
         4.750%, 01/13/12                                1,176               822
   iStar Financial
         5.875%, 03/15/16 +++                              795               227
   Jackson National Life Global Funding MTN
         5.375%, 05/08/13 (B)                              700               633
   John Deere Capital MTN
         4.900%, 09/09/13                                  705               692
   JPMorgan Chase Capital XIII
         2.418%, 09/30/34 (A)                            1,000               715
   JPMorgan Chase Capital XXV
         6.800%, 10/01/37                                1,440             1,331
   JPMorgan Chase
         7.900%, 10/30/08 (A) (D)                        4,400             3,660
         6.400%, 05/15/38                                4,605             5,447
         6.000%, 01/15/18                                  225               237
         5.750%, 01/02/13 (D)                            6,435             6,529
         4.750%, 05/01/13 (D)                              510               504
   JPMorgan Chase Bank
         7.590%, 03/28/22 (A)                            1,960             1,828
         6.000%, 10/01/17                                1,055             1,064
   JPMorgan Chase Capital XV
         5.875%, 03/15/35                                1,645             1,273
   Kaupthing Bank
         7.625%, 02/28/15 (B) (C) (E) *                  8,810               352
         7.125%, 05/19/16 (B) (E) *                      1,350                10
         5.750%, 10/04/11 (B) (E) *                        960                58
   Landsbanki Islands
         6.100%, 08/25/11 (B) (E) *                      5,570                98

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Lazard Group
         7.125%, 05/15/15                       $        1,965   $         1,248
         6.850%, 06/15/17                                1,606             1,022
   Lehman Brothers Holdings MTN
         14.500%, 06/20/16 (A) (C) (E) *                 3,977               373
         11.000%, 11/07/16 (A) (C) (E) *                 4,283               402
         8.920%, 02/16/17 (C) (E) *                      2,370               222
         6.750%, 12/28/17 (E) *                          4,320                --
         6.200%, 09/26/14 (D) (E) *                      1,160               110
         5.250%, 02/06/12 (D) (E) *                      1,220               116
   Lehman Brothers Holdings Capital Trust V
      MTN
         5.857%, 11/29/49 (E) *                          4,280                --
   Liberty Mutual Group
         7.500%, 08/15/36 (B)                              958               583
         6.500%, 03/15/35 (B)                            1,525               875
   Lincoln National
         5.650%, 08/27/12                                  480               396
   Merna Reinsurance, Ser B
         3.209%, 07/07/10 (A) (B)                        3,750             3,386
   Merrill Lynch
         8.950%, 05/18/17 (A)                            1,790             1,338
         8.680%, 05/02/17 (A)                            3,160             2,765
         7.430%, 09/01/22                                    4                 4
         6.875%, 04/25/18 (D)                            3,000             3,143
         6.110%, 01/29/37                                1,405             1,263
         6.050%, 05/16/16                                1,270             1,188
         5.700%, 05/02/17                                1,300             1,152
         5.450%, 02/05/13                                2,430             2,336
   MetLife
         6.817%, 08/15/18 (D)                            2,850             2,714
         6.400%, 12/15/36                                1,265               759
   MetLife Capital Trust IV
         7.875%, 12/15/37 (B)                            1,200               753
   MetLife Capital Trust X
         9.250%, 04/08/38 (A) (B)                        1,800             1,256
   Metropolitan Life Global Funding I MTN
         5.125%, 04/10/13 (B)                              580               540
   Morgan Stanley
         6.750%, 04/15/11                                   30                30
         6.625%, 04/01/18                                7,935             6,961
         6.250%, 08/28/17                                1,100               937
         6.000%, 04/28/15                                  630               544
         5.950%, 12/28/17                                1,440             1,195
         5.750%, 08/31/12                                2,320             2,163
         5.450%, 01/09/17                                  470               387
         5.300%, 03/01/13                                1,655             1,501
         5.050%, 01/21/11                                  645               620
         5.033%, 01/15/10 (A)                            1,350             1,258
         4.952%, 10/18/16 (A) (D)                        5,020             3,454
         4.750%, 04/01/14                                  620               472
   MUFG Capital Finance 1
         6.346%, 07/25/49 (A)                            1,670             1,164
   National Australia Bank
         5.350%, 06/12/13 (B)                            3,500             3,373
   National Capital Trust II
         5.486%, 12/29/49 (A) (B)                        2,231             1,179
   National City Bank MTN
         5.800%, 06/07/17                                1,290             1,096
   Nationwide Mutual Insurance
         6.600%, 04/15/34 (B)                              690               345
         5.810%, 06/15/09 (A) (B)                        1,975             1,106

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   NB Capital Trust IV
         8.250%, 04/15/27                       $        4,500   $         3,723
   Northern Trust
         5.500%, 08/15/13                                  200               205
   Pacific Life Global Funding
         5.150%, 04/15/13 (B)                              370               348
   PNC Funding
         5.250%, 11/15/15                                  990               954
   Power Receivables Financial
         6.290%, 01/01/12 (B)                              215               210
         6.290%, 01/01/12                                2,616             2,563
   Prime Property Fund
         5.600%, 06/15/11 +++ (B)                        1,384             1,131
         5.500%, 01/15/14 +++ (B)                        1,850             1,275
   Rabobank Capital Funding II
         5.260%, 12/29/49 (A) (B)                          200               106
   Rabobank Capital Funding Trust
         5.254%, 10/21/16 (A) (B)                          420               230
   Realogy
         12.375%, 04/15/15 (D)                           2,950               398
   Residential Capital
         9.625%, 05/15/15 (B) (D)                        1,456               422
         8.500%, 05/15/10 (B)                            1,188               653
   Resona Preferred Global Securities
         7.191%, 07/30/49 (A) (B) (D)                      580               276
   Royal Bank of Scotland Group MTN
         7.640%, 09/29/17 (A)                            1,000               399
         6.990%, 10/05/17 (A) (B)                        1,570               734
   Shinsei Finance Cayman
         6.418%, 01/25/49 (A) (B) (D)                    5,180             1,083
   Simon Property Group L.P.
         5.750%, 12/01/15 +++                              910               594
         5.750%, 05/01/12 +++                            1,860             1,487
         5.600%, 09/01/11 +++                              690               577
         3.750%, 01/30/09 +++                            2,500             2,480
   SLM MTN
         5.625%, 08/01/33                                  695               422
         5.375%, 05/15/14 (D)                            4,905             3,310
         5.050%, 11/14/14                                  690               459
         5.000%, 04/15/15                                  120                76
         5.000%, 10/01/13 (D)                            5,645             4,039
   Standard Chartered Bank
         6.400%, 09/26/17 (B)                              715               596
   Stingray Pass - Through Trust MTN
         5.902%, 01/12/15 (B)                            2,723               327
   Sumitomo Mitsui Banking
         5.625%, 04/15/09 (A) (B)                        2,620             1,940
   SunTrust Preferred Capital I
         5.853%, 12/15/11 (A)                            1,540               832
   TNK-BP Finance
         7.875%, 03/13/18 (B)                            1,570               785
         7.500%, 07/18/16                                  100                52
         7.500%, 07/18/16 (B)                            3,320             1,726
         6.625%, 03/20/17 (B)                              720               345
   Travelers MTN
         6.250%, 03/15/37 (A)                            1,470               963
         5.375%, 06/15/12                                  370               369
   TuranAlem Finance
         8.250%, 01/22/37 (B)                            4,190             1,802
   TuranAlem Finance BV MTN
         8.250%, 01/22/37                                3,614             1,554
   UDR MTN
         5.000%, 01/15/12 +++                            2,000             1,497

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Ventas Realty L.P.
         9.000%, 05/01/12 +++                   $          180   $           160
         6.500%, 06/01/16 +++                              495               363
   Wachovia
         5.750%, 02/01/18 (D)                            2,260             2,265
         5.625%, 10/15/16                                1,950             1,781
         5.500%, 08/01/35                                1,405             1,113
         5.300%, 10/15/11                                2,155             2,078
         5.250%, 08/01/14 (D)                            4,390             4,089
         4.875%, 02/15/14                                  875               804
   Wachovia Bank
         6.000%, 11/15/17                                4,700             4,537
   Wachovia Capital Trust III
         5.800%, 03/15/11 (A)                            2,230             1,316
   WEA Finance
         7.125%, 04/15/18 (B)                            5,865             4,161
   Wells Fargo
         5.375%, 02/07/35                                2,085             2,068
         4.375%, 01/31/13                                2,000             1,959
   Wells Fargo Capital X
         5.950%, 12/15/36 (D)                              760               651
   Wells Fargo Capital XV
         9.750%, 12/31/49 (A) (D)                        3,790             3,828
   Westfield Capital
         4.375%, 11/15/10 (B)                            2,103             1,702
   Westfield Group
         5.400%, 10/01/12 (B)                            1,087               834
   Woodbourne Capital Trust I
         2.925%, 04/08/49 (A) (B)                          625               356
   Woodbourne Capital Trust II
         2.925%, 04/08/49 (A) (B)                          625               356
   Woodbourne Capital Trust III
         2.925%, 04/08/49 (A) (B)                          625               356
   Woodbourne Capital Trust IV
         2.925%, 04/08/49 (A) (B)                          625               356
   ZFS Finance USA Trust I
         6.150%, 12/15/65 (A) (B)                        1,522               852
   Zuni Mortgage Loan Trust, Ser 2006-OA1,
      Cl A1
         0.601%, 08/25/36 (A)                            6,084             5,767
                                                                 ---------------
                                                                         429,581
                                                                 ---------------
HEALTH CARE -- 1.3%
   Aetna
         6.000%, 06/15/16                                1,570             1,444
   AstraZeneca PLC
         5.400%, 09/15/12                                2,090             2,207
   Bristol-Myers Squibb
         6.125%, 05/01/38                                  245               269
         5.450%, 05/01/18                                  245               254
   Coventry Health Care
         5.950%, 03/15/17 (D)                            1,505               785
   DaVita
         6.625%, 03/15/13                                1,065             1,012
   FMC Finance III
         6.875%, 07/15/17 (D)                            1,600             1,496
   GlaxoSmithKline Capital
         6.375%, 05/15/38                                  980             1,107
         5.650%, 05/15/18                                5,190             5,451
   HCA PIK
         9.625%, 11/15/16                                   50                39

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   HCA
         9.250%, 11/15/16                       $        1,639   $         1,508
         9.125%, 11/15/14 (D)                              230               213
         7.500%, 11/06/33 (D)                              440               205
         7.500%, 11/15/95                                3,800             1,610
         6.300%, 10/01/12                                  545               384
         6.250%, 02/15/13                                  119                74
         5.750%, 03/15/14                                3,090             1,869
   Humana
         7.200%, 06/15/18 (D)                              870               700
   Schering-Plough
         6.550%, 09/15/37                                1,170             1,183
         6.000%, 09/15/17                                  365               362
   Tenet Healthcare
         9.875%, 07/01/14 (D)                            4,115             3,312
         7.375%, 02/01/13                                  336               239
   Teva Pharmaceutical Finance LLC
         6.150%, 02/01/36                                  830               821
   UnitedHealth Group
         6.875%, 02/15/38 (D)                              895               784
         6.000%, 06/15/17                                  860               774
   WellPoint
         6.800%, 08/01/12                                1,000               988
         5.875%, 06/15/17 (D)                            2,190             1,993
         5.250%, 01/15/16                                  465               412
  Wyeth
         6.700%, 03/15/11                                2,681             2,792
         5.950%, 04/01/37 (D)                            2,680             2,975
                                                                 ---------------
                                                                          37,262
                                                                 ---------------
INDUSTRIALS -- 2.1%
   America West Airlines, Ser 1999-1
         7.930%, 01/02/19                                  927               599
   American Airlines, Ser 1999-1
         7.024%, 10/15/09                                3,630             3,412
   Burlington Northern Santa Fe
         6.750%, 07/15/11                                1,610             1,637
         5.750%, 03/15/18                                  440               424
   Cedar Brakes I LLC
         8.500%, 02/15/14 (B)                            1,306             1,242
   Cedar Brakes II LLC
         9.875%, 09/01/13 (B)                            2,205             2,293
   Complete Production Services
         8.000%, 12/15/16                                1,005               633
   Continental Airlines, Ser 1997, Cl 4A
         6.900%, 01/02/18                                1,629             1,303
   Continental Airlines, Ser 1997, Cl 1A
         7.461%, 04/01/15                                1,796             1,239
   Continental Airlines, Ser 1999-2
         7.256%, 03/15/20                                2,849             2,194
   Continental Airlines, Ser A
         5.983%, 04/19/22 (D)                            2,036             1,364
   Delta Air Lines
         6.821%, 08/10/22                                1,776             1,057
         6.619%, 03/18/11                                  369               321
   Delta Air Lines, Ser 2001-1
         7.111%, 09/18/11                                6,850             5,480
   Diageo Capital
         5.200%, 01/30/13                                  600               591
   DRS Technologies
         6.625%, 02/01/16                                  505               505
   FedEx, Ser A3
         8.400%, 03/23/10                                  421               427

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   General Electric
         5.000%, 02/01/13                       $        1,140   $         1,153
   Hutchison Whampoa International
         7.450%, 11/24/33 (B))                             600               536
   JetBlue Airways 2004-1 G-1 Pass-Through
      Trust
         2.371%, 12/15/13 (A)                              881               687
   JetBlue Airways 2004-2 G-1 Pass-Through
      Trust
         2.524%, 08/15/16 (A)                            3,987             2,851
   L-3 Communications, Ser B
         6.375%, 10/15/15                                  520               486
   Systems 2001 Asset Trust
         6.664%, 09/15/13 (B)                            1,200             1,188
   Teekay
         8.875%, 07/15/11                                1,785             1,508
   Terex
         7.375%, 01/15/14                                  320               278
   Tyco International
         6.875%, 01/15/21                                5,836             4,513
   Tyco International Group
         6.750%, 02/15/11                                3,470             3,449
         6.375%, 10/15/11                                7,150             7,028
         6.125%, 01/15/09                                   80                80
         6.000%, 11/15/13                                  165               155
   United AirLines, Ser A-3
         8.390%, 01/21/11                                  578                --
   United Parcel Service
         4.500%, 01/15/13 (D)                            5,270             5,436
   United Technologies
         6.500%, 06/01/09                                2,365             2,398
   Waste Management
         7.125%, 12/15/17                                5,305             4,942
         7.100%, 08/01/26                                1,710             1,421
                                                                 ---------------
                                                                          62,830
                                                                 ---------------
INFORMATION TECHNOLOGY -- 0.2%
   Corning
         7.250%, 08/15/36                                  330               266
   Electronic Data Systems
         7.125%, 10/15/09                                3,680             3,741
   Freescale Semiconductor
         8.875%, 12/15/14                                   95                42
   Hewlett-Packard
         6.125%, 03/01/14                                  480               510
   International Business Machines
         7.625%, 10/15/18                                  280               336
   NXP Funding LLC
         9.500%, 10/15/15                                  205                39
         7.875%, 10/15/14                                  110                43
   Sungard Data Systems
         10.250%, 08/15/15                                 725               479
   Xerox
         6.750%, 02/01/17                                  240               174
         6.350%, 05/15/18 (D)                            1,900             1,486
         5.500%, 05/15/12                                  735               616
                                                                 ---------------
                                                                           7,732
                                                                 ---------------
MATERIALS -- 0.9%
   Alcoa
         6.750%, 07/15/18                                  505               413
         6.000%, 07/15/13 (D)                            3,670             3,318
   CodelCo
         4.750%, 10/15/14 (B)                              960               902

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   EI Du Pont de Nemours
         6.000%, 07/15/18                       $          405   $           425
   Evraz Group
         8.875%, 04/24/13                                  250               130
         8.875%, 04/24/13 (B)                            3,310             1,688
   Freeport-McMoRan Copper & Gold
         8.375%, 04/01/17 (D)                            4,870             3,994
   Georgia Gulf
         9.500%, 10/15/14 (D)                              220                66
   Graham Packaging
         8.500%, 10/15/12 (D)                              590               420
   Lafarge
         6.150%, 07/15/11                                  770               670
   Potash of Saskatchewan
         4.875%, 03/01/13                                1,220             1,155
   PPG Industries
         6.650%, 03/15/18 (D)                              435               429
         5.750%, 03/15/13                                  435               430
   Rio Tinto Finance USA
         6.500%, 07/15/18                                4,515             3,310
         5.875%, 07/15/13                                2,025             1,613
   Steel Dynamics
         6.750%, 04/01/15                                  810               559
   United States Steel
         6.050%, 06/01/17                                  245               160
   Vale Overseas
         6.875%, 11/21/36                                5,100             4,629
   Vedanta Resources
         8.750%, 01/15/14 (B)                            1,960             1,176
   Westlake Chemicals
         6.625%, 01/15/16                                  610               354
   Weyerhaeuser
         6.750%, 03/15/12                                  370               331
                                                                 ---------------
                                                                          26,172
                                                                 ---------------
SOVEREIGN -- 0.6%
   Canadian Government
         4.000%, 12/01/31                                  816               877
   Deutsche Bundesrepublik
         3.750%, 01/04/15                                6,320             9,364
   RSHB Capital
         6.299%, 05/15/17 (B)                            4,140             2,360
   United Mexican States MTN, Ser A MTN
         7.500%, 04/08/33                                  176               201
         6.750%, 09/27/34                                5,858             6,181
                                                                 ---------------
                                                                          18,983
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.0%
   America Movil
         5.625%, 11/15/17                                1,710             1,520
   AT&T
         6.500%, 09/01/37                                1,380             1,486
         6.450%, 06/15/34                                  625               654
         5.500%, 02/01/18                                2,660             2,688
         5.100%, 09/15/14                                3,080             3,028
         4.125%, 09/15/09                                  795               798
   AT&T Mobility LLC
         6.500%, 12/15/11                                1,455             1,461
   BellSouth
         6.000%, 11/15/34                                  850               835
         4.750%, 11/15/12 (D)                              170               167
   British Telecommunications
         8.875%, 12/15/30                                1,105             1,174
   British Telecommunications PLC
         8.375%, 12/15/10 (G)                            1,250             1,286

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Cellco Partnership
         8.500%, 11/15/18 (B)                   $        1,980   $         2,320
         7.375%, 11/15/13 (B) (D)                        2,400             2,532
   Citizens Communications
         7.875%, 01/15/27                                  555               322
         7.125%, 03/15/19                                  170               114
   Deutsche Telekom International Finance
         8.500%, 06/15/10                                  925               953
         5.750%, 03/23/16                                1,920             1,838
   Deutsche Telekom International Finance BV
         6.750%, 08/20/18 (D)                              590               598
   France Telecom
         7.750%, 03/01/11 (D)                            1,065             1,121
   Koninklijke
         8.000%, 10/01/10                                  650               656
   Level 3 Financing
         9.250%, 11/01/14 (D)                              690               400
   Motorola
         5.375%, 11/15/12                                1,190               859
   New Cingular Wireless Services
         8.125%, 05/01/12                                1,595             1,710
   Qwest
         7.500%, 10/01/14                                1,600             1,328
   Qwest Communications International
         5.649%, 02/15/09 (A)                              545               542
   Rogers Communications
         7.875%, 05/01/12                                  550               549
         6.750%, 03/15/15                                1,015               988
         6.375%, 03/01/14                                2,230             2,120
         5.500%, 03/15/14                                  490               452
   Sprint Capital
         8.750%, 03/15/32                                  660               446
         8.375%, 03/15/12                                3,430             2,746
         6.900%, 05/01/19                                  100                71
   Telecom Italia Capital
         6.999%, 06/04/18 (D)                            2,080             1,687
         6.200%, 07/18/11                                1,730             1,535
         5.250%, 10/01/15                                   90                69
         5.250%, 11/15/13                                  790               602
         4.950%, 09/30/14 (D)                            1,250               952
   Telefonica Emisiones
         5.984%, 06/20/11                                1,645             1,622
         5.855%, 02/04/13                                  465               452
   Telefonica Europe
         7.750%, 09/15/10                                1,925             1,955
   Verizon Communications
         8.950%, 03/01/39 (D)                              440               570
         8.750%, 11/01/18                                  450               528
         6.100%, 04/15/18 (D)                            2,095             2,088
         5.500%, 02/15/18 (D)                            1,920             1,847
   Verizon New Jersey, Ser A
         7.850%, 11/15/29                                1,135             1,009
         5.875%, 01/17/12                                2,175             2,141
   Verizon New York, Ser A
         6.875%, 04/01/12 (D)                              660               657
   VIP Finance Ireland for Vimpel
      Communications
         8.375%, 04/30/13 (B)                            3,040             1,946
   Virgin Media Finance PLC
         9.125%, 08/15/16                                   80                59
   Vodafone Group PLC
         5.625%, 02/27/17                                  720               678
         5.350%, 02/27/12                                  400               395

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Windstream
         8.625%, 08/01/16                       $        1,460   $         1,292
                                                                 ---------------
                                                                          59,846
                                                                 ---------------
UTILITIES -- 2.7%
   AES
         8.000%, 06/01/20 (B)                            5,690             4,410
         8.000%, 10/15/17 (D)                            5,690             4,694
         7.750%, 10/15/15                                1,040               874
   Allegheny Energy Supply
         8.250%, 04/15/12 (C) (F)                          780               768
  Baltimore Gas & Electric
         6.125%, 07/01/13                                  360               333
   CMS Energy
         6.550%, 07/17/17                                  605               487
   Commonwealth Edison
         6.150%, 09/15/17                                  980               911
   Consolidated Edison of New York
         7.125%, 12/01/18                                  289               311
   Detroit Edison, Ser A
         6.625%, 06/01/36                                  990               988
   Dominion Resources
         8.875%, 01/15/19                                2,135             2,302
         5.700%, 09/17/12                                3,870             3,832
         4.750%, 12/15/10                                1,895             1,874
   DPL
         6.875%, 09/01/11                                2,130             2,096
   Duke Energy Carolinas
         7.000%, 11/15/18                                  175               202
         6.250%, 01/15/12                                2,000             2,072
         6.000%, 01/15/38 (D)                              440               479
         5.625%, 11/30/12                                4,000             4,074
   Edison Mission Energy
         7.625%, 05/15/27                                  420               326
         7.200%, 05/15/19                                1,160               951
         7.000%, 05/15/17 (D)                              880               766
   Energy Future Holdings PIK
         11.250%, 11/01/17 (B)                          18,250             8,851
   Energy Future Holdings
         10.875%, 11/01/17 (B)                              40                28
         6.500%, 11/15/24 (D)                            1,320               467
   Exelon
         5.625%, 06/15/35                                2,720             1,717
   Exelon Generation
         6.950%, 06/15/11                                1,825             1,772
   FirstEnergy, Ser B
         6.450%, 11/15/11                                  510               482
   FirstEnergy, Ser C
         7.375%, 11/15/31                                5,845             5,529
   Florida Power
         6.400%, 06/15/38                                  240               268
   FPL Group Capital
         5.350%, 06/15/13                                  280               281
   Georgia Power
         6.000%, 11/01/13                                  205               216
   Intergas Finance BV
         6.375%, 05/14/17                                  220               126
         6.375%, 05/14/17 (B)                            3,485             2,021
   Midamerican Energy Holdings
         5.750%, 04/01/18                                  615               601
   Nevada Power, Ser A
         8.250%, 06/01/11                                1,480             1,511

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Nisource Finance
         6.800%, 01/15/19                       $        2,261   $         1,422
   NRG Energy
         7.250%, 02/01/14                                1,610             1,505
   Oncor Electric Delivery
         6.800%, 09/01/18 (B) (D)                        2,340             2,244
   Pacific Gas & Electric
         8.250%, 10/15/18                                  210               252
         6.050%, 03/01/34 (D)                            2,110             2,241
         5.800%, 03/01/37                                  800               830
   Pacificorp
         6.250%, 10/15/37                                  980             1,036
         5.650%, 07/15/18                                  605               616
   Power Contract Financing
         6.256%, 02/01/10 (B)                            1,470             1,440
   Progress Energy
         6.850%, 04/15/12                                  555               557
   Public Service of New Mexico
         7.950%, 05/15/18                                1,805             1,469
   PVNGS II Funding
         8.000%, 12/30/15                                2,655             2,913
   Sempra Energy
         9.800%, 02/15/19                                  200               223
   Sonat
         7.625%, 07/15/11                                2,850             2,598
   South Carolina Electric & Gas
         6.500%, 11/01/18                                  215               241
   Southern California Edison
         6.000%, 01/15/34                                1,505             1,675
   TXU, Ser P
         5.550%, 11/15/14                                  540               252
   TXU, Ser R
         6.550%, 11/15/34                                4,135             1,396
   Virginia Electric and Power
         8.875%, 11/15/38 (D)                              915             1,158
         5.400%, 04/30/18                                  545               527
                                                                 ---------------
                                                                          81,215
                                                                 ---------------
Total Corporate Obligations
   (Cost $1,127,345) ($ Thousands)                                       913,808
                                                                 ---------------
ASSET-BACKED SECURITIES -- 8.6%

AUTOMOTIVE -- 0.6%
   AmeriCredit Prime Automobile Receivable,
      Ser 2007-1, Cl A3
         5.270%, 11/08/11                                1,863             1,846
   Capital Auto Receivables Asset Trust,
      Ser 2006-2, Cl B
         5.070%, 12/15/11                                2,620             2,219
   Daimler Chrysler Master Owner Trust,
      Ser 2006-A, Cl A
         1.225%, 11/15/11 (A)                            1,544             1,453
   Ford Credit Auto Owner Trust, Ser 2006-C,
      Cl A4A
         5.150%, 02/15/12                                  345               329
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl A4
         5.120%, 08/15/13                                  835               802
   Harley-Davidson Motorcycle Trust,
      Ser 2008-1, Cl A3A
         4.250%, 02/15/13                                  958               924

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Honda Auto Receivables Owner Trust,
      Ser 2008-1, Cl A4
         4.880%, 08/18/11                       $          975   $           883
   Huntington Auto Trust, Ser 2008-1, Cl A4
         5.640%, 02/15/13 (B)                              638               561
   Huntington Auto Trust, Ser 2008-1, Cl A3A
         4.810%, 04/16/12 (B)                            3,223             2,973
   Hyundai Auto Receivables Trust, Ser 2008-
      A, Cl A4
         5.480%, 11/17/14                                  378               325
   Nissan Auto Receivables Owner Trust,
      Ser 2007-B, Cl A4
         5.160%, 03/17/14                                1,388             1,312
   Triad Auto Receivables Owner Trust,
      Ser 2006-B, Cl A3
         5.410%, 08/12/11                                1,524             1,482
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A3
         5.260%, 11/14/11                                  761               738
   Volkswagen Auto Loan Enhanced Trust,
      Ser 2008-1, Cl A3
         4.500%, 07/20/12                                1,243             1,178
                                                                 ---------------
                                                                          17,025
                                                                 ---------------
CREDIT CARDS -- 1.5%
   American Express Credit Account Master
      Trust, Ser 2006-B, Cl A
         1.235%, 08/15/13 (A) (B)                        4,700             4,179
   Capital One Multi-Asset Execution Trust,
      Ser 2005-A10, Cl A
         1.275%, 01/15/09 (A)                              490               345
   Capital One Multi-Asset Execution Trust,
      Ser 2005-A6, Cl A6
         4.869%, 07/15/15 (A)                            1,036               799
   Capital One Multi-Asset Execution Trust,
      Ser 2006-A11, Cl A11
         1.285%, 06/17/19 (A)                            4,453             2,567
   Capital One Multi-Asset Execution Trust,
      Ser 2006-A5, Cl A5
         1.255%, 01/15/16 (A)                            1,214               898
   Capital One Multi-Asset Execution Trust,
      Ser 2006-A7, Cl A7
         1.225%, 01/15/09 (A)                              388               329
   Capital One Multi-Asset Execution Trust,
      Ser 2007-A4, Cl A4
         1.225%, 03/16/15 (A)                            2,104             1,578
   Capital One Multi-Asset Execution Trust,
      Ser 2007-A7, Cl A7
         5.750%, 07/15/20                                2,852             2,143
   Capital One Multi-Asset Execution Trust,
      Ser 2008-A3, Cl A3
         5.050%, 02/15/16                                5,666             4,943
   Capital One Multi-Asset Execution Trust,
      Ser 2008-A5, Cl A5
         4.850%, 02/18/14                                1,510             1,401
   Chase Issuance Trust, Ser 2005-A8, Cl A8
         1.235%, 10/15/12 (A)                            5,400             4,927
   Chase Issuance Trust, Ser 2006-A1, Cl A
         1.235%, 04/15/13 (A)                            5,400             4,780
   Citibank Credit Card Issuance Trust,
      Ser 2005-A3, Cl A3
         0.531%, 04/24/14 (A)                            4,450             3,672

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Discover Card Master Trust I, Ser 2006-2,
      Cl A3
         1.275%, 01/19/16 (A)                   $        2,589   $         1,872
   Discover Card Master Trust, Ser 2007-A1,
      Cl A1
         5.650%, 03/16/20                                1,994             1,510
   Discover Card Master Trust, Ser 2007-A2,
      Cl A2
         3.159%, 06/15/15 (A)                            1,826             1,402
   Discover Card Master Trust, Ser 2008-A3,
      Cl A3
         5.100%, 10/15/13                                3,240             3,045
   Discover Card Master Trust, Ser 2008-A4,
      Cl A4
         5.650%, 12/15/15                                4,898             4,348
   Washington Mutual Master Note Trust,
      Ser 2006-A2A, Cl A
         1.245%, 06/15/15 (A) (B)                        1,358             1,022
   Washington Mutual Master Note Trust,
      Ser 2007-A2, Cl A2
         1.225%, 05/15/14 (A) (B)                          237               196
                                                                 ---------------
                                                                          45,956
                                                                 ---------------
MORTGAGE RELATED SECURITIES -- 2.1%
   ABS Home Equity Loan Trust, Ser 2007-
      HE3, Cl A1
         1.735%, 11/25/31 (A)                              418               329
   Ace Securities, Ser 2003-OP1, Cl M1
         1.171%, 12/25/33 (A)                            1,000               565
   ACE Securities, Ser 2005-HE7, Cl A1B2
         0.771%, 11/25/38 (A)                            1,263               788
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1
         1.521%, 10/27/08 (A)                              105                40
   AFC Home Equity Loan Trust, Ser 1998-1,
      Cl 1A2
         0.741%, 04/25/28 (A)                              110                80
   AFC Home Equity Loan Trust, Ser 2000-1,
      Cl 2A
         0.711%, 03/25/30 (A)                            4,325               482
   Ameriquest Mortgage Securities, Ser 2003-
      2, Cl M1
         1.821%, 03/25/33 (A)                            1,242               881
   Argent Securities, Ser 2003-W5, Cl M1
         1.171%, 10/25/33 (A)                              600               373
   Argent Securities, Ser 2003-W9, Cl M1
         1.161%, 03/25/34 (A)                            1,287               554
   Asset-Backed Funding Certificates,
      Ser 2003-WF1, Cl A2
         2.520%, 12/25/32 (A)                            2,423             1,760
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2
         4.300%, 06/25/35                                  663               648
   Asset-Backed Securities Home Equity Loan
      Trust, Ser 2003-HE5, Cl M1
         2.320%, 09/15/33 (A)                            1,733             1,096
   Asset-Backed Securities Home Equity,
      Ser 2003-HE4, Cl M2
         3.195%, 08/15/33 (A)                              255               169
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2000-2, Cl M2
         8.280%, 08/25/30                                6,576             5,627

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2003-1, Cl A1
         0.971%, 11/25/42 (A)                   $        3,810   $         2,667
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-AQ2, Cl A1
         0.571%, 01/25/37 (A)                            4,534             3,544
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE2, Cl 1A1
         0.571%, 03/25/37 (A)                            7,511             6,800
   BNC Mortgage Loan Trust, Ser 2007-1,
      Cl A2
         0.531%, 03/25/37 (A)                            2,290             1,924
   BNC Mortgage Loan Trust, Ser 2007-1,
      Cl M1
         0.711%, 03/25/37 (A)                            6,300               285
   Centex Home Equity, Ser 2006-A, Cl AV4
         0.721%, 06/25/36 (A)                            4,917             2,190
   Citigroup Mortgage Loan Trust, Ser 2006-
      FX1, Cl A1
         0.571%, 10/25/36 (A)                              998               848
   Citigroup Mortgage Loan Trust, Ser 2007-
      AHL1, Cl A2A
         0.511%, 12/25/36 (A)                              509               438
   Conseco Finance, Ser 2001-D, Cl A5
         6.190%, 11/15/32 (A)                            1,677             1,445
   Contimortgage Home Equity Trust,
      Ser 1997-1, Cl A9
         7.050%, 03/15/28                                   28                28
   Contimortgage Home Equity Trust,
      Ser 1997-2, Cl A9
         7.090%, 04/15/28                                   23                23
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                1,105               918
   Countrywide Asset-Backed Certificates,
      Ser 2007-S2, Cl A2
         5.649%, 05/25/37 (A)                            2,387               938
   EMC Mortgage Loan Trust, Ser 2002-AA,
      Cl A1
         0.941%, 05/25/39 (A) (B)                        1,734             1,377
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3
         7.775%, 07/25/28                                  138                96
   GMAC Mortgage Loan Trust, Ser 2007-
      HE1, Cl A2
         5.621%, 08/25/37 (A)                            4,497             2,234
   GSAA Trust, Ser 2006-2, Cl 2A1
         0.571%, 12/25/35 (A)                              291               289
   Home Equity Asset Trust, Ser 2003-4,
      Cl M2
         2.871%, 10/25/33 (A)                              804               416
   LB-UBS Commercial Mortgage Trust,
      Ser 200-C4, Cl A2
         7.370%, 08/15/26                                  381               380
   Merrill Lynch Mortgage Investors,
      Ser 2003-OPT1, Cl A3
         0.831%, 07/25/34 (A)                            1,227               869
   Morgan Stanley Capital I, Ser 2003-NC8,
      Cl M1
         1.521%, 09/25/33 (A)                            1,993             1,088

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Morgan Stanley Capital I, Ser 2007-HE2,
     Cl A2A
         0.511%, 01/25/37 (A)                   $          374   $           347
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC4, Cl M2
         3.471%, 04/25/33 (A)                               93                69
   Morgan Stanley Home Equity Loans,
      Ser 2007-1, Cl A1
         0.521%, 12/25/36 (A)                              352               322
   Nationstar Home Equity Loan Trust,
      Ser 2007-C, Cl 2AV2
         0.601%, 01/26/09 (A)                            5,500             3,401
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A
         1.071%, 01/25/32 (A)                              400               302
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         1.121%, 08/25/33 (A)                              407               153
   Option One Mortgage Loan Trust,
      Ser 2007-14, Cl 2A3
         0.611%, 01/26/09 (A)                            9,500             3,732
   Option One Mortgage Loan Trust,
      Ser 2007-3, Cl 2A4
         0.801%, 04/25/37 (A)                            1,350               316
   Option One Mortgage Loan Trust,
      Ser 2007-6, Cl 2A4
         0.721%, 07/25/37 (A)                            4,574             1,040
   Residential Funding Mortgage Securities
      II, Ser 2000-HI1, Cl AI7
         8.290%, 02/25/25                                1,984             1,811
   Residential Funding Mortgage Securities
      II, Ser 2005-HS1, Cl AI1
         0.591%, 09/25/35 (A)                              367               365
   Soundview Home Equity Loan Trust,
      Ser 2006-EQ2, Cl A3
         0.631%, 01/25/37 (A)                            6,450             2,226
   Start, Ser 2003-2, Cl C
         4.819%, 01/21/09 (A) (B)                          843               836
   Terwin Mortgage Trust, Ser 2005-9HG3,
      Cl A1
         4.000%, 08/25/35 (A) (B)                          947               831
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl A1
         4.500%, 03/25/37 (A) (B)                        4,318               688
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1
         4.500%, 05/25/37 (A) (B)                        4,200             1,088
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A1
         4.500%, 07/25/37 (A)                            3,738             1,081
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A2
         4.750%, 07/25/37 (A)                            7,600             2,037
   Truman Capital Mortgage Loan Trust,
      Ser 2006-1, Cl A
         0.731%, 01/26/09 (A) (B)                          501               200
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8B
         5.000%, 05/25/34 (A) (B)                          367                46
                                                                 ---------------
                                                                          63,080
                                                                 ---------------

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
OTHER ASSET-BACKED SECURITIES -- 4.4%
   BankAmerica Manufactured Housing
      Contract Trust, Ser 1997-1, Cl M
         6.800%, 01/10/28                       $        3,310   $         3,020
   Chase Funding Mortgage Loan Asset-
      Backed Certificates, Ser 2002-1, Cl 2A2
         0.971%, 03/25/32 (A)                            1,521               968
   Citicorp Residential Mortgage Securities,
      Ser 2006-1, Cl A2
         5.682%, 07/25/36                                1,236             1,164
   Citicorp Residential Mortgage Securities,
      Ser 2006-1, Cl A1
         5.956%, 07/25/36                                   54                54
   Citicorp Residential Mortgage Securities,
      Ser 2006-2, Cl A2
         5.557%, 09/25/36                                1,163             1,112
   Citicorp Residential Mortgage Securities,
      Ser 2007-1, Cl A5
         6.046%, 03/25/37                                1,970             1,476
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1
         8.130%, 08/15/31 (A)                            1,390             1,339
   Conseco Finance Securitizations,
      Ser 2000-4, Cl A6
         8.310%, 05/01/32 (A)                            1,315               686
   Countrywide Asset-Backed Certificates,
      Ser 2003-BC2, Cl 2A1
         1.071%, 06/25/33 (A)                               38                21
   Countrywide Asset-Backed Certificates,
      Ser 2004-14, Cl A4
         0.751%, 06/25/35 (A)                              816               627
   Countrywide Asset-Backed Certificates,
      Ser 2005-17, Cl 1AF3
         5.711%, 08/25/36 (A)                            6,450             3,065
   Countrywide Asset-Backed Certificates,
      Ser 2006-10, Cl MV1
         0.731%, 09/25/46 (A)                           10,450             2,006
   Countrywide Home Equity Loan Trust,
      Ser 2004-K, Cl A2
         1.495%, 02/15/34 (A)                            1,233               542
   Countrywide Home Equity Loan Trust,
      Ser 2005-F, Cl 2A
         1.435%, 12/15/35 (A)                            2,343             1,291
   Countrywide Home Equity Loan Trust,
      Ser 2007-GW, Cl A
         1.745%, 11/15/28 (A)                           13,063             3,266
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-MH29, Cl A
         5.600%, 09/25/31                                  864               752
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB4, Cl A1A
         0.561%, 04/25/37 (A)                            2,588             2,031
   Dominos Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
         5.261%, 04/25/37 (B)                            1,743             1,112
   Embarcadero Aircraft Securitization Trust,
      Ser 2000-A, Cl A1
         1.902%, 08/15/25 (A) (B)                        3,939             1,969
   First Franklin Mortgage Loan Asset
      Backed Certificates, Ser 2004-FF11,
      Cl 1A2
         0.821%, 01/25/35 (A)                              138                79

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2005-FF10,
      Cl A4
         0.791%, 11/25/35 (A)                   $        8,400   $         6,418
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2005-FF9,
      Cl A3
         0.751%, 10/25/35 (A)                            6,785             5,749
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2006-FFA,
      Cl A3
         0.591%, 09/25/26 (A)                            5,054             1,180
   First Horizon ABS Trust, Ser 2004-HE2,
      Cl A
         0.691%, 02/25/34 (A)                            1,796             1,345
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl 4
         1.445%, 06/15/13 (A)                            2,249             1,816
   GMAC Mortgage Loan Trust, Ser 2005-
      HE3, Cl A1VN
         1.655%, 02/25/36 (A)                            5,867             1,492
   Great America Leasing Receivables,
      Ser 2006-1, Cl A3
         5.340%, 01/15/10 (B)                              431               431
   Green Tree Financial, Ser 1993-4, Cl A5
         7.050%, 01/15/19                                  314               272
   Green Tree Financial, Ser 1996-5, Cl A6
         7.750%, 07/15/27                                  981               834
   GSAMP Trust, Ser 2003-SEA, Cl A1
         0.871%, 02/25/33 (A)                            3,259             2,334
   HSI Asset Securitization Trust, Ser 2005-
      I1, Cl 2A3
         0.761%, 11/25/35 (A)                            7,973             6,582
   HSI Asset Securitization Trust, Ser 2005-
      NC1, Cl 2A4
         0.791%, 07/25/35 (A)                              903               570
   Lehman XS Trust, Ser 2005-5N, Cl 1A1
         0.771%, 11/25/35 (A)                            5,444             2,448
   Lehman XS Trust, Ser 2006-GP1, Cl A4A
         0.801%, 05/25/46 (A)                            5,565               922
   Lehman XS Trust, Ser 2007-1, Cl WF1
         7.000%, 01/25/37                                2,804             1,471
   Lehman XS Trust, Ser 2007-9, Cl 1A1
         0.591%, 05/25/37 (A)                           10,894             7,921
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3
         0.801%, 01/25/46 (A)                            1,306               803
   Master Specialized Loan Trust, Ser 2007-
      2, Cl A
         0.821%, 05/25/37 (A) (B)                        9,959             5,204
   Merrill Lynch Mortgage Investors,
      Ser 2005-SL3, Cl A1
         0.701%, 07/25/36 (A)                              565               422
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2D
         5.895%, 03/25/37                                5,200             2,047
   Merrill Lynch Mortgage Investors,
      Ser 2007-MLN1, Cl M1
         0.871%, 03/25/37 (A)                            3,010               129
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1
         0.771%, 02/25/37 (A)                            6,357             1,614

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Mid-State Trust, Ser 11, Cl A1
         4.864%, 07/15/38                       $        4,768   $         4,157
   Morgan Stanley Dean Witter Capital
      Heloc Trust, Ser 2005-1, Cl A
         0.661%, 07/25/17 (A)                              573               385
   Nelnet Student Loan Trust, Ser 2008-4,
      Cl A4
         5.015%, 04/25/24 (A)                            2,740             2,220
   Oncor Electric Delivery Transition Bond,
      Ser 2003-1, Cl A2
         4.030%, 02/15/12                                2,196             2,199
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1
         1.566%, 12/25/33 (A)                              188                68
   Residential Asset Mortgage Products,
      Ser 2003-RS2, Cl AII
         1.151%, 03/25/33 (A)                               68                29
   Residential Asset Mortgage Products,
      Ser 2007-RS1, Cl A1
         0.551%, 02/25/37 (A)                            2,865             2,593
   Resmae Mortgage Loan Trust, Ser 2006-1,
      Cl A2A
         0.571%, 02/25/36 (A) (B)                        1,256             1,224
   Saco I, Ser 2005-9, Cl A1
         0.721%, 12/25/35 (A)                            1,022               456
   Saco I, Ser 2005-WM3, Cl A1
         0.991%, 09/25/35 (A)                            1,005               359
   Saco I, Ser 2006-6, Cl A1
         0.601%, 06/25/36 (A)                            3,807               633
   SLC Student Loan Trust, Ser 2006-2, Cl B
         2.226%, 12/15/39 (A)                            5,250             3,097
   SLM Student Loan Trust, Ser 2005-6,
      Cl A5B
         4.735%, 01/26/09 (A)                            3,532             3,320
   SLM Student Loan Trust, Ser 2006-5,
      Cl A4
         3.615%, 01/26/09 (A)                            1,158             1,001
   SLM Student Loan Trust, Ser 2006-9,
      Cl B
         3.765%, 01/25/41 (A)                            4,000             3,516
   SLM Student Loan Trust, Ser 2006-C,
      Cl C
         2.386%, 12/15/39 (A)                            4,000             1,892
   SLM Student Loan Trust, Ser 2007-7,
      Cl A4
         3.865%, 01/26/09 (A)                            1,041               759
   SLM Student Loan Trust, Ser 2008-6,
      Cl A4
         4.635%, 10/25/14 (A)                            3,666             2,800
   SLM Student Loan Trust, Ser 2008-8,
      Cl A4
         5.185%, 01/26/09 (A)                              681               546
         5.035%, 01/26/09 (A)                            2,781             2,257
   Small Business Administration, Ser 2003-
      P10A, Cl 1
         4.524%, 02/10/13                                1,887             1,894
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
         3.471%, 06/25/33 (A)                              145                94
   Structured Asset Receivables Trust,
      Ser 2003-1, Cl CTFS
         4.919%, 01/21/10 (A) (B) (C)                    2,666             1,893

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Structured Asset Securities, Ser 2006-
      GEL4, Cl A1
         0.591%, 10/25/36 (A) (B)               $        2,527   $         2,175
   Structured Asset Securities, Ser 2007-
      BC2, Cl A2
         0.561%, 03/25/37 (A)                            9,016             7,877
   Structured Asset Securities, Ser 2007-
      BC4, Cl A3
         0.721%, 11/25/37 (A)                            5,497             4,260
   Structured Asset Securities, Ser 2007-TC1,
      Cl A
         0.771%, 01/26/09 (A) (B)                          466               296
   Swift Master Auto Receivables Trust,
      Ser 2007-1, Cl A
         1.295%, 06/15/12 (A)                              940               640
                                                                 ---------------
                                                                         131,224
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $390,553) ($ Thousands)                                         257,285
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 5.7%
   U.S. Treasury Bonds
         8.875%, 02/15/19                                2,047             3,147
         7.125%, 02/15/23 (D)                              800             1,161
         5.375%, 02/15/31 (D)                           12,366            16,992
         5.000%, 05/15/37                                   50                73
         4.750%, 02/15/37                                  399               555
         4.500%, 02/15/36 to 05/15/38                      793             1,061
         4.375%, 02/15/38 (D)                            5,819             7,796
   U.S. Treasury Bonds TIPS
         3.875%, 04/15/29 (J) (K)                        9,874            12,195
         3.625%, 04/15/28 (J) (K)                       13,511            16,095
         2.500%, 07/15/16                                3,589             3,560
         2.375%, 01/15/25 to 01/15/27 (D)               41,089            40,574
         2.000%, 01/15/16 to 01/15/26 (D)                9,283             8,863
         1.750%, 01/15/28 (D) (J) (K)                   19,926            18,410
   U.S. Treasury Notes
         4.875%, 08/15/16                                1,200             1,434
         4.750%, 08/15/17                                  402               481
         4.000%, 08/15/18                                1,274             1,471
         3.750%, 11/15/18                               15,546            17,603
         3.500%, 02/15/18                                  243               269
         2.750%, 10/31/13                                1,808             1,922
         2.000%, 11/30/13 (D)                            9,207             9,449
         1.500%, 12/31/13                                5,710             5,697
         1.250%, 11/30/10                                  246               249
                                                                 ---------------

Total U.S. Treasury Obligations
   (Cost $161,886) ($ Thousands)                                         169,057
                                                                 ---------------
LOAN PARTICIPATIONS -- 1.0%

   Adesa, Term B Loan
         5.060%, 09/22/13                                  962               537
   Allison Transmission
         5.332%, 08/07/14                                1,985             1,116
   Alltel Wireless, Term B2 Loan
         5.564%, 05/15/15 (A)                              496               488
   Aramark
         4.571%, 01/31/14                                  931               768
         2.440%, 01/26/14 (A)                               61                50

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Ashmore Energy (Synthetic Revolving
      Deposits)
         5.801%, 03/30/14                       $        1,312   $           807
         3.100%, 03/07/12                                  144                88
   Bausch & Lomb
         1.398%, 04/11/15 (A)                              200               136
   Bausch & Lomb, Term B Loan
         1.398%, 04/11/15 (A)                              796               539
   Berry Plastics Holding
         3.398%, 04/03/15 (A)                              992               639
   Cablevision, Term B Loan
         4.217%, 03/30/13                                  992               836
   Charter Communications, Term B Loan
         4.800%, 03/15/14                                1,493             1,090
   DAE Aviation Holdings, Term B1 Loan
         6.585%, 07/31/14                                  287               144
   DAE Aviation Holdings, Term B2 Loan
         6.550%, 07/31/14                                  285               142
   DaimlerChrysler Financial Services North
      America, Term B Loan
         5.398%, 08/03/12 (A)                              990               514
   Dollar General, Term B Loan
         5.650%, 07/15/14                                1,000               771
   Education Management, Term C Loan
         4.562%, 06/15/13                                1,488               920
   Enterprise GP Holdings, Term B Loan
         4.711%, 11/10/14 (A)                            1,000               810
   First Data, Term B2 Loan
         5.905%, 10/15/14                                4,814             3,078
   Freescale Semiconductor
         4.221%, 12/01/13                                  992               578
   General Motors, Term B Loan
         5.059%, 12/15/13                                  992               447
   Georgia-Pacific, Term B Loan
         4.451%, 12/23/13                                1,432             1,170
   Harrah's Operating, Term B2 Loan
         5.800%, 01/28/15 (A)                              750               436
   Hertz
         4.243%, 12/21/12 (A)                              841               508
   Hertz LOC (Synthetic)
         1.398%, 02/08/12 (A)                              152                92
   IASIS
         4.465%, 05/01/14                                  692               495
   IASIS (Delayed Draw)
         4.462%, 05/01/14                                  239               171
   IASIS (Synthetic)
         4.704%, 05/01/14                                   64                46
   Iconix, Term B Loan
         5.060%, 05/01/14                                  941               668
   Idearc, Term B Loan
         4.786%, 11/01/14                                  995               302
   Insight Midwest Holdings LLC, Term B
      Loan
         4.470%, 04/06/14                                  675               508
   Las Vegas Sands LLC (Delayed Draw)
         1.398%, 05/08/14 (A)                              367               170
   Las Vegas Sands LLC, Term B Loan
         1.398%, 05/08/14 (A)                            1,633               757
   Lodgenet Entertainment, Term B Loan
         4.810%, 04/04/14                                  984               359
   Manor Care, Term B Loan
         4.962%, 11/15/14                                1,000               685

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   NewPage
         7.000%, 11/05/14 (A)                   $          993   $           630
   Nuveen Investments, Term B Loan
         6.125%, 11/01/14 (A)                                2                 1
   Petco Animal Supplies, Term B Loan
         5.018%, 11/15/13                                  992               630
   Regal Cinemas, Term B Loan
         4.301%, 10/19/10                                  992               726
   Royalty Pharma, Term B Loan
         5.051%, 05/15/14                                  992               872
   Sunguard, Term B Loan
         4.552%, 08/15/12                                1,241               830
   Telesat Canada, Term B Loan
         5.794%, 10/15/14                                1,042               704
   Telesat Canada, Term B Loan (Unfunded)
         5.670%, 10/15/14                                  118                38
   Texas Competitive Electric Holdings,
      Term B2 Loan
         6.213%, 10/10/14 (A)                            1,985             1,368
   Tribune
         5.541%, 05/30/09 (A)                              366               102
   United Airlines
         4.575%, 01/12/14                                  711               326
   Univision Communications, Term B Loan
         5.123%, 09/15/14                                2,416               986
   UPC Financing Partnership
         4.214%, 03/30/14                                1,000               641
   Visteon, Term B Loan
         7.194%, 06/20/13                                1,000               246
   Yankee Candle, Term B Loan
         4.607%, 01/15/14                                  928               482
                                                                 ---------------
Total Loan Participations
   (Cost $46,494) ($ Thousands)                                           29,447
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.9%
   FHLB
       4.050%, 01/21/09                                  2,000             2,001
   FHLB
       0.10%, 01/20/09 (H)                               9,430             9,430
   FHLMC
       2.893%, 03/30/09 (H)                                300               300
       2.215%, 02/02/09 (H)                              1,000             1,000
   FHLMC
       5.625%, 11/23/35                                  4,830             5,027
   FNMA
       6.250%, 02/01/11                                  4,952             5,247
       5.250%, 08/01/12                                  1,860             1,961
   FNMA
       1.359%, 05/06/09 (H)                                975               974
       2.991%, 02/02/09 to 05/01/09 (H)                  1,200             1,200
       0.149%,02/23/09 (K)                                 651               651
                                                                 ---------------
Total U.S. Government Agency Obligation
   (Cost $27,167) ($ Thousands)                                           27,791
                                                                 ---------------
COMMERCIAL PAPER -- 0.2%
   BNP Paribas Finance
         0.00%, 01/20/09                                 7,185             7,184
                                                                 ---------------
Total Commercial Paper
   (Cost $7,184) ($ Thousands)                                             7,184
                                                                 ---------------

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
CERTIFICATE OF DEPOSIT -- 0.1%
   JPMorgan Chase Bank
         8.750%, 11/28/21                       $        2,152   $         2,132
                                                                 ---------------
Total Certificate of Deposit
   (Cost $2,106) ($ Thousands)                                             2,132
                                                                 ---------------
AFFILIATED PARTNERSHIP -- 6.8%

   SEI Liquidity Fund, L.P., 1.350% **+(I)         209,472,641           204,967
                                                                 ---------------
Total Affiliated Partnership
(Cost $209,473) ($ Thousands)                                            204,967
                                                                 ---------------
CASH EQUIVALENTS -- 4.9%
   Evergreen Institutional Money Market
      Fund, 1.48%**                                  7,141,950             7,142
   SEI Daily Income Trust, Prime Obligation
      Fund, Cl A, 0.930% **+                       139,466,071           139,466
                                                                 ---------------
Total Cash Equivalents
(Cost $146,608) ($ Thousands)                                            146,608
                                                                 ---------------
Total Investments -- 121.1%
(Cost $4,130,402)($ Thousands) @                                  $    3,627,886
                                                                 ===============
WRITTEN OPTIONS * -- (0.1)%
   February 2009 U.S. 10 Year Treasury
      Note Put, Expires 02/21/09,
      Strike Price $126.00                                 (72)             (178)
   June 2009 90 Day Euro Put,
      Expires 06/20/09, Strike Price $96.75               (209)               (8)
   June 2009 90 Day Euro Put,
      Expires 06/20/09, Strike Price $97.25               (108)               (7)
   March 2009 90 Day Euro Call,
      Expires 03/21/09, Strike Price $97.50               (107)             (388)
   March 2009 90 Day Euro Call,
      Expires 03/21/09, Strike Price $97.75                (62)             (187)
   March 2009 90 Day Euro Call,
      Expires 03/21/09, Strike Price $98.00                (67)             (161)
   March 2009 90 Day Euro Put,
      Expires 03/21/09, Strike Price $98.00                (53)               (3)
   March 2009 U.S. 10 Year Treasury
      Note Call, Expires 02/21/09,
      Strike Price $116.00                                 (32)             (322)
   March 2009 U.S. 10 Year Treasury
      Note Call, Expires 02/21/09,
      Strike Price $118.00                                (222)           (1,821)
   March 2009 U.S. 10 Year Treasury
      Note Call, Expires 02/21/09,
      Strike Price $120.00                                (106)             (682)
   March 2009 U.S. 10 Year Treasury
      Note Put, Expires 02/21/09,
      Strike Price $108.00                                (106)              (10)
   March 2009 U.S. 10 Year Treasury
      Note Put, Expires 02/21/09,
      Strike Price $114.00                                 (43)               (9)
   March 2009 U.S. 10 Year Treasury Note
      Put, Expires 02/21/09,
      Strike Price $115.00                                (142)              (35)

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   March 2009 U.S. 10 Year Treasury Note
      Put, Expires 02/21/09,
      Strike Price $118.00                          $(126)           $   (59)
   March 2009 U.S. 10 Year Treasury Note
      Put, Expires 02/21/09,
      Strike Price $122.00                           (230)              (248)
   March 2009 U.S. 30 Year Treasury Bond
      Put, Expires 02/21/09,
      Strike Price $130.00                            (41)               (62)

Total Written Options
   (Premiums Received $(1,982)) ($ Thousands)                         (4,180)

A summary of the open futures contracts held by the Fund at December 31, 2008, is as follows:

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
--------                  ------------   ----------   --------------
90-Day Euro$                    549       Mar-2009       $ 3,200
90-Day Euro$                    135       Jun-2009         1,305
90-Day Euro$                    225       Sep-2009         1,057
90-Day Euro$                    (17)      Dec-2009           (16)
90-Day Euro$                    (17)      Mar-2010          (114)
90-Day Euro$                    (17)      Jun-2010          (113)
90-Day Euro$                    (17)      Sep-2010          (112)
90-Day Euro$                    (17)      Dec-2010          (109)
90-Day Euro$                    (17)      Mar-2011          (106)
90-Day Euro$                    (17)      Jun-2011          (103)
90-Day Sterling                 131       Mar-2009         1,162
Euro-Bund                       106       Mar-2009            94
U.S. 10-Year Note            (1,676)      Mar-2009        (8,474)
U.S. 2-Year Note                179       Mar-2009           583
U.S. 5-Year Note              2,747       Mar-2009        11,863
U.S. Long Treasury Bond        (300)      Mar-2009        (2,905)
                                                         -------
                                                         $ 7,212
                                                         =======

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2008, is as follows:

                                                     UNREALIZED
                  CURRENCY TO       CURRENCY TO     APPRECIATION
                    DELIVER           RECEIVE      (DEPRECIATION)
MATURITY DATE     (THOUSANDS)       (THOUSANDS)    ($ THOUSANDS)
-------------   ---------------   --------------   --------------
2/3/09          EUR       7,805   USD      10,360      $ (472)
2/3/09          GBP       6,740   USD      11,397       1,719
2/3/09          JPY   1,971,870   USD      20,823        (951)
2/3/09          USD       8,843   GBP       6,010        (213)
2/3/09          USD      19,774   JPY   1,981,542       2,107
                                                       ------
                                                       $2,190
                                                       ======

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                              CREDIT DEFAULT SWAPS

                                                                                                                   NET UNREALIZED
                                                                            (PAYS)/                                 APPRECIATION
                                                                BUY/SELL   RECEIVES  TERMINATION  NOTIONAL AMOUNT  (DEPRECIATION)
COUNTERPARTY               REFERENCE ENTITY/OBLIGATION         PROTECTION    RATE       DATE       ($ THOUSANDS)   ($ THOUSANDS)
------------               ----------------------------------  ----------  --------  -----------  ---------------  --------------
Barclays Bank PLC          ABX.HE.AAA 07-2 Index                 SELL        0.76      01/25/38       $ (4,500)       $  (657)
Barclays Bank PLC          ABX.HE.AAA 07-2 Index                 SELL        0.76      01/25/38         (2,500)          (149)
Credit Suisse              ABX.HE.AAA 07-2 Index                 SELL        0.76      01/25/38         (2,900)          (187)
Greenwich Capital Markets  ABX.HE.AAA 07-2 Index                 SELL        0.76      01/25/38         (1,450)          (112)
Goldman Sachs              ABX.HE.AAA 07-2 Index                 SELL        0.76      01/25/38         (1,300)          (100)
Morgan Stanley             ABX.HE.AAA 07-1 Index                 SELL        0.09      08/25/37         (1,700)          (173)
Goldman Sachs              ABX.HE.AAA 07-1 Index                 SELL        0.09      08/25/37         (2,700)          (252)
Morgan Stanley             ABX.HE.AAA 07-1 Index                 SELL        0.09      08/25/37         (3,800)          (355)
Citigroup                  ABX.HE.AAA 07-1 Index                 SELL        0.09      08/25/37         (5,795)        (2,495)
Citigroup                  ABX.HE.AAA 06-2 Index                 SELL        0.11      05/25/46         (1,350)          (176)
Credit Suisse              ABX.HE.AAA 06-2 Index                 SELL        0.17      05/25/46         (2,550)          (171)
Credit Suisse              ABX.HE.AAA 06-2 Index                 SELL        0.17      05/25/46         (3,500)          (261)
Greenwich Capital Markets  ABX.HE.AAA 06-2 Index                 SELL        0.17      05/25/46         (2,000)          (134)
Goldman Sachs              ABX.HE.AAA 06-2 Index                 SELL        0.17      05/25/46         (2,500)          (174)
Credit Suisse              ABX.HE.AAA 06-1 Index                 SELL        0.09      08/25/37         (2,000)           (84)
Citigroup                  ARW, 6.875% 06/01/18                   BUY       (0.82)     03/20/14            965             58
Citigroup                  CMBX-NA-AAA 5                          BUY       (0.35)     02/15/51          1,645            139
Credit Suisse              CMBX-NA-AAA 4                          BUY       (0.35)     02/17/51          1,500            282
Deutsche Bank              CMBX-NA-AAA 3                          BUY       (0.08)     12/13/49          1,500            248
Credit Suisse              CMBX-NA-AAA 2                          BUY       (0.07)     03/15/49          3,310            381
JPMorgan Chase Bank        CMBX-NA-AAA 1                          BUY       (0.10)     10/12/52          3,310            268
Merrill Lynch              Centex Corporation,
                           5.250%, 06/15/15                       BUY       (3.56)     12/20/12           1350             40
Merrill Lynch              Centex Corporation,
                           5.250%, 06/15/15                       BUY       (3.65)     12/20/12            925             25
Deutsche Bank              CTX, 5.250%, 06/15/15                  BUY       (4.40)     12/20/13            125             (1)
Citigroup                  Darden Restaurants Inc.,
                           7.125%, 02/01/16                       BUY       (2.40)     03/20/15            800             12
Deutsche Bank              Darden Restaurants Inc.,
                           7.125%, 02/01/16                       BUY       (2.25)     03/20/13            400              7
Deutsche Bank              DRI, 6.000%, 08/15/35                  BUY       (2.25)     03/20/14          1,075             23
Citigroup                  DRI, 6.000%, 08/15/35                  BUY       (2.73)     03/20/14            440             --
Credit Suisse              GECC, 5.625% 09/15/17                 SELL        6.55      12/20/10        (1,480)             64
                           Goldman Sachs Group Inc., 6.600%,
JPMorgan Chase Bank        12/20/12                               BUY       (0.74)     12/20/12          3,150            241
Citigroup                  HD, 5.875%, 12/16/36                   BUY       (2.67)     03/20/14          2,900            (12)
Citigroup                  HPQ, 5.400%, 03/01/17                  BUY       (0.72)     03/20/14            965              8
Citigroup                  JWN, 6.950%, 03/15/28                  BUY       (3.15)     03/20/14            240             20
Deutsche Bank              JWN, 6.950%, 03/15/28                  BUY       (2.10)     03/20/14          2,875            366
Citigroup                  LOW, 8.250%, 06/01/10                  BUY       (1.20)     03/20/14          3,025             11
JPMorgan Chase Bank        Morgan Stanley, 6.600% 04/01/12        BUY       (0.91)     12/20/12          2,200            231
Citigroup                  Pulte Homes Inc., 5.250%, 01/15/14     BUY       (3.88)     12/20/12          2,200            (49)
Citigroup                  Pulte Homes Inc., 5.250%, 01/15/14     BUY       (3.91)     12/20/12          1,150            (27)
Deutsche Bank              Pulte Homes Inc., 5.250%, 01/15/14     BUY       (4.00)     03/20/15          1,500            (77)
Deutsche Bank              Pulte Homes Inc., 5.250%, 01/15/14     BUY       (4.62)     03/20/13          1,500            (77)
Citigroup                  Toll Brothers, 6.875%, 11/15/12        BUY       (2.83)     12/20/12          1,000            (23)
Merrill Lynch              Toll Brothers, 6.875%, 11/15/12        BUY       (2.83)     12/20/12          1,435            (34)
Merrill Lynch              Toll Brothers, 6.875%, 11/15/12        BUY       (2.83)     12/20/12          2,450            (53)

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

                              CREDIT DEFAULT SWAPS

                                                                                                                    NET UNREALIZED
                                                                          (PAYS)/                                    APPRECIATION
                                                             BUY/SELL    RECEIVES   TERMINATION   NOTIONAL AMOUNT   (DEPRECIATION)
COUNTERPARTY     REFERENCE ENTITY/OBLIGATION                PROTECTION     RATE        DATE        ($ THOUSANDS)     ($ THOUSANDS)
------------     ----------------------------------------   ----------   --------   -----------   ---------------   --------------
Morgan Stanley   ABX.HE.AAA 07-2 Index                         SELL         0.76      01/25/38        $(2,000)          $(328)
Morgan Stanley   ABX.HE.AAA 07-2 Index                         SELL         0.76      01/25/38         (1,000)           (159)
Morgan Stanley   Darden Restaurants Inc., 7.125% 02/01/16       BUY        (2.25)     03/20/13            400               7
                                                                                                                      -------
                                                                                                                      $(3,889)
                                                                                                                      =======

                              INTEREST RATE SWAPS

                                                                                      NET UNREALIZED
                                                                                       APPRECIATION
                                                      TERMINATION   NOTIONAL AMOUNT   (DEPRECIATION)
COUNTERPARTY           FUND PAYS      FUND RECEIVES      DATE        ($ THOUSANDS)     ($ THOUSANDS)
------------        ---------------   -------------   -----------   ---------------   --------------
Barclays Bank PLC        3.13%        3-Month LIBOR     11/25/39      $ 5,870,000        $  (349)
Barclays Bank PLC        4.02%        3-Month LIBOR     10/27/39       13,000,000         (3,082)
Deutsche Bank            4.25%        3-Month LIBOR     03/18/39        1,500,000           (467)
Deutsche Bank            4.25%        3-Month LIBOR     03/18/39        7,300,000         (2,250)
Citigroup                4.31%        3-Month LIBOR     10/30/39       12,380,000         (3,671)
Deutsche Bank       3-Month EURIBOR       4.40%         05/31/12        9,091,000             768
Barclays Bank PLC    3-Month LIBOR        3.34%         11/25/14       24,400,000           1,022
Barclays Bank PLC    3-Month LIBOR        3.86%         10/27/14       49,440,000           3,325
Citigroup            3-Month LIBOR        4.29%         10/30/14       45,760,000           4,000
Citigroup            3-Month LIBOR        4.04%         12/15/10        7,360,000             365
Merrill Lynch        3-Month LIBOR        3.40%         02/26/13        4,556,000             298
Merrill Lynch        3-Month LIBOR        3.70%         02/22/13        9,086,000             713
Merrill Lynch        3-Month LIBOR        3.95%         12/15/10       21,760,000           1,042
                                                                                         --------
                                                                                         $  1,714
                                                                                         ========

                               TOTAL RETURN SWAPS

                                                                                                             NET UNREALIZED
                  REFERENCE                                                    TERMINATION  NOTIONAL AMOUNT   APPRECIATION
COUNTERPARTY  ENTITY/OBLIGATION         FUND PAYS            FUND RECEIVES        DATE       ($ THOUSANDS)    ($ THOUSANDS)
------------  -----------------  ----------------------  --------------------  -----------  ---------------  --------------
Barclays      BAS AAA 10YR                               Initial Index
Bank PLC      CMBS Daily Index   Negative Spread Return  Spread Minus 325 Bps    12/31/08       $20,000          $4,128
                                                                                                                 ======

A summary of restricted securities held by the Fund at December 31, 2008, is as follows:

                                          RIGHT TO
                  NUMBER    ACQUISITION    ACQUIRE       COST         MARKET VALUE   % OF NET
DESCRIPTION     OF SHARES      DATE         DATE     ($ THOUSANDS)   ($ THOUSANDS)    ASSETS
-------------   ---------   -----------   --------   -------------   -------------   --------
Allegheny
Energy Supply      780        12/15/07    12/15/07      $  821         $  768          0.03%
Southern
Natural Gas        905        10/19/07    10/19/07         883            717          0.02
                                                        ------         ------          ----
                                                        $1,704         $1,485          0.05%
                                                        ======         ======          ====

     Percentages are based on a Net Assets of $2,995,949 ($ Thousands)

*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
+    Investment in Affiliated Security.
+++  Real Estate Investment Trust.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

Core Fixed Income Fund
December 31, 2008

(A) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of December 31, 2008. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2008 was $21,785 ($ Thousands) and represented 0.73% of Net Assets.

(D) This security or a partial position of this security is on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $194,754 ($ Thousands).

(E)  Security in default on interest payments.

(F) Securities considered restricted and illiquid. The total value of such securities as of December 31, 2008 was $1,485 ($ Thousands) and represented 0.05% of Net Assets.

(G) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2008. The coupon on a step bond changes on a specified date.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) The security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2008 was $204,967 ($ Thousands).

(J) Security, or a portion thereof has been pledged as collateral on open futures contracts.

(K) Security, or a portion thereof has been pledged as collateral on written options.

ABS -- Asset-Based Security
ARM -- Adjustable Rate Mortgage
Cl  -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P.-- Limited Partnership
MTN -- Medium Term Note
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Security
USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

@ At December 31, 2008, the tax basis cost of the Fund's investments was $4,130,402 ($ Thousands), and the unrealized appreciation and depreciation were $60,901 ($ Thousands) and $(563,417) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
CORPORATE OBLIGATIONS -- 75.9%

CONSUMER DISCRETIONARY -- 19.7%
   Adelphia Communications (Escrow Security)
         10.250%, 06/15/11                      $          150   $             4
         0.00%, 01/15/09                                   225                 6
   Adelphia Communications (Escrow Security),
      Ser B
         0.00%, 02/15/04                                    25                 1
   American Greetings
         7.375%, 06/01/16                                  600               402
   AmeriGas Partners
         7.125%, 05/20/16                                  795               636
   Amscan Holdings
         8.750%, 05/01/14                                1,185               693
   ArvinMeritor
         8.750%, 03/01/12                                2,165             1,169
   Asbury Automotive Group
         7.625%, 03/15/17                                  150                70
   Ashtead Capital
         9.000%, 08/15/16 (A)                            2,080             1,071
   Avis Budget Car Rental
         5.304%, 05/15/14 (B) (C)                          965               241
   Bausch & Lomb
         9.875%, 11/01/15 (A) (C)                        1,970             1,478
   Beazer Homes USA
         6.875%, 07/15/15                                2,155               733
   Blockbuster
         9.000%, 09/01/12 (C)                            2,400             1,164
   Bonten Media Acquisition PIK
         9.000%, 06/01/15 (A)                              275                83
   Boyd Gaming
         7.125%, 02/01/16                                1,575               929
         6.750%, 04/15/14                                  200               126
   Broder Brothers, Ser B
         11.250%, 10/15/10 (C)                           1,260               328
   Brown Shoe
         8.750%, 05/01/12                                1,100               814
   Burlington Coat Factory Warehouse
         11.125%, 04/15/14 (C)                           1,925               578
   Cablevision Systems, Ser B
         8.000%, 04/15/12                                   75                67
   Caesars Entertainment
         7.875%, 03/15/10                                1,000               660
   Carrols
         9.000%, 01/15/13                                  945               638
   CBS
         7.700%, 07/30/10                                3,000             2,932
   CCH I Holdings LLC
         11.750%, 05/15/14 (C)                             150                 8
         11.125%, 01/15/14                                 800                41
         11.000%, 10/01/15                                 225                35
         11.000%, 10/01/15 (C)                           5,693               996
         10.000%, 05/15/14 (C)                             300                12
         9.920%, 04/01/14 (C)                              350                14
   CCH II
         10.250%, 10/01/13 (A) (C)                       1,712               582
   CCH II LLC
         10.250%, 09/15/10 (C)                             200                88
   CCO Holdings LLC
         8.750%, 11/15/13 (C)                            3,975             2,504

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Centex
         5.125%, 10/01/13                       $          275   $           181
         4.550%, 11/01/10                                  290               241
   Charter Communications Operating
         10.875%, 09/15/14 (A) (C)                       2,650             2,120
         8.375%, 04/30/14 (A)                              200               153
         8.000%, 04/30/12 (A) (C)                        2,300             1,886
   Choctaw Resort Development Enterprise
         7.250%, 11/15/19 (A)                              998               519
   Cinemark
         14.020%, 03/15/14 (C) (D)                         450               364
   Claire's Stores
         10.500%, 06/01/17 (C)                             350                59
         9.250%, 06/01/15 (C)                              625               131
   Claire's Stores PIK
         9.625%, 06/01/15 (C)                            2,246               202
   Community Health Systems
         8.875%, 07/15/15 (C)                            6,480             5,962
   Cooper-Standard Automotive
         8.375%, 12/15/14                                  550                96
   Couche-Tard US
         7.500%, 12/15/13                                4,938             3,901
   COX Communications
         7.875%, 08/15/09                                1,140             1,121
   COX Enterprises
         7.375%, 06/15/09 (A)                            2,900             2,859
   CSC Holdings
         8.500%, 06/15/15 (A) (C)                          584               514
         8.125%, 07/15/09                                3,300             3,283
   Dana (Escrow Security)
         0.00%, 03/15/28                                   200                 5
         0.00%, 03/01/29                                   850                21
         0.00%, 03/01/09                                   350                 9
   Delphi
         7.125%, 05/01/29 (E) *                            425                 6
   Denny's
         10.000%, 10/01/12                                 295               204
   Dex Media
         63.720%, 11/15/13 (C) (D)                       4,055               750
         8.000%, 11/15/13 (C)                              325                60
   Dex Media West, Ser B
         9.875%, 08/15/13                                4,755             1,129
         8.500%, 08/15/10                                3,250             1,966
   DirecTV Holdings
         7.625%, 05/15/16 (C)                            2,205             2,139
         6.375%, 06/15/15 (C)                            3,265             3,012
   Dollar General
         10.625%, 07/15/15 (C)                             655               626
   DR Horton
         6.000%, 04/15/11                                  745               641
   Echostar DBS
         7.750%, 05/31/15                                5,265             4,475
         7.125%, 02/01/16 (C)                            3,875             3,236
         6.625%, 10/01/14                                  560               468
         6.375%, 10/01/11                                  740               688
   El Dorado Casino Shreveport PIK
         10.000%, 08/01/12 (C)                           1,193             1,067
   Expedia
         8.500%, 07/01/16 (A)                            1,140               849
   Eye Care Centers of America
         10.750%, 02/15/15                                 700               665

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Fontainebleau Las Vegas Holdings
         11.000%, 06/15/15 (A)                  $        3,725   $           363
   Ford Motor
         7.450%, 07/16/31 (C)                            1,400               392
         6.500%, 08/01/18 (C)                            2,775               666
         4.250%, 12/15/36                                   25                 7
   GameStop
         8.000%, 10/01/12 (C)                            1,220             1,141
   Gaylord Entertainment
         8.000%, 11/15/13                                  690               476
         6.750%, 11/15/14                                  180               112
   General Motors
         8.375%, 07/15/33 (C)                            1,791               314
         8.250%, 07/15/23 (C)                            2,275               375
         7.700%, 04/15/16                                2,212               409
         7.125%, 07/15/13 (C)                            2,855               528
   General Nutrition Centers PIK
         7.584%, 03/15/14 (B)                              575               322
   Goodyear Tire & Rubber
         9.000%, 07/01/15 (C)                              885               712
         8.625%, 12/01/11 (C)                              837               695
   Great Canadian Gaming
         7.250%, 02/15/15 (A)                              300               204
   Group 1 Automotive
         8.250%, 08/15/13                                  200               134
   Hanesbrands, Ser B
         5.698%, 12/15/14 (B)                            3,795             2,675
   Harrah's Operating
         10.750%, 02/01/16 (A) (C)                       4,405             1,255
         5.500%, 07/01/10 (C)                              250               159
   Herbst Gaming
         8.125%, 06/01/12 (E) *                          1,050                 4
         7.000%, 11/15/14 (E) *                          1,000                 4
   Hertz
         10.500%, 01/01/16                                 175                80
         8.875%, 01/01/14                                3,775             2,322
   Idearc
         8.000%, 11/15/16                                1,580               119
   Indianapolis Downs & Capital
         11.000%, 11/01/12 (A) (C)                       1,350               736
   Inn of the Mountain Gods Resort & Casino
         12.000%, 11/15/10                                 225                74
   Invista
         9.250%, 05/01/12 (A)                              420               294
   Isle of Capri Casinos
         7.000%, 03/01/14                                  470               200
   Jarden
         7.500%, 05/01/17 (C)                            4,460             3,044
   K Hovnanian Enterprises
         11.500%, 05/01/13                                  50                38
   Lamar Media
         7.250%, 01/01/13 (C)                            2,350             1,874
         6.625%, 08/15/15                                  475               343
         6.625%, 08/15/15 (C)                            2,680             1,936
   Lamar Media, Ser B
         6.625%, 08/15/15                                   25                18
   Laureate Education
         10.000%, 08/15/15 (A)                             525               342
   LBI Media
         39.510%, 10/15/13 (C) (D)                         675               270
         8.500%, 08/01/17 (A)                              195                68

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Lear
         8.750%, 12/01/16                       $          975   $           283
   Leslie's Poolmart
         7.750%, 02/01/13                                  550               440
   Levi Strauss
         9.750%, 01/15/15                                  602               445
   Liberty Media
         7.875%, 07/15/09                                3,050             2,976
   LIN Television
         6.500%, 05/15/13                                  520               243
   Local Insight Regatta Holdings
         11.000%, 12/01/17                               1,000               260
   M/I Homes
         6.875%, 04/01/12                                  290               152
   Mediacom
         9.500%, 01/15/13 (C)                              550               415
   MediMedia USA
         11.375%, 11/15/14 (A)                             775               465
   MGM Mirage
         13.000%, 11/15/13 (A) (C)                         565               538
         8.375%, 02/01/11                                   25                15
         7.500%, 06/01/16 (C)                            6,445             4,085
         6.875%, 04/01/16                                3,210             2,030
         6.750%, 04/01/13 (C)                            2,450             1,641
         6.750%, 09/01/12                                1,395               977
         6.000%, 10/01/09                                1,300             1,241
         5.875%, 02/27/14 (C)                            2,245             1,437
   Michaels Stores
         11.375%, 11/01/16                                 150                49
   Mohegan Tribal Gaming Authority
         6.875%, 02/15/15 (C)                            1,025               518
         6.125%, 02/15/13 (C)                              325               205
   Neff
         10.000%, 06/01/15                               1,300               130
   Neiman-Marcus Group PIK
         9.000%, 10/15/15                                3,095             1,362
   Neiman-Marcus Group
         10.375%, 10/15/15 (C)                           1,055               454
   OSI Restaurant Partners
         10.000%, 06/15/15 (C)                             800               144
   Penhall International
         12.000%, 08/01/14 (A)                           1,850               703
   Penn National Gaming
         6.750%, 03/01/15                                2,985             2,269
   Penske Auto Group
         7.750%, 12/15/16                                2,000               930
   Perry Ellis International, Ser B
         8.875%, 09/15/13                                1,326               796
   Phillips-Van Heusen
         8.125%, 05/01/13                                  350               289
   Pinnacle Entertainment
         8.750%, 10/01/13                                  405               320
         8.250%, 03/15/12 (C)                              755               574
   Pokagon Gaming Authority
         10.375%, 06/15/14 (A)                           1,420             1,221
   Quebecor Media
         7.750%, 03/15/16                                  950               641
         7.750%, 03/15/16                                4,955             3,345
   Rent-A-Center, Ser B
         7.500%, 05/01/10 (C)                              675               621
   Rental Services
         9.500%, 12/01/14 (C)                            3,490             1,919

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   RH Donnelley
         11.750%, 05/15/15 (A)                  $        1,126   $           276
         8.875%, 10/15/17 (C)                            3,750               563
   RH Donnelley, Ser A-1
         6.875%, 01/15/13                                  475                64
   RH Donnelley, Ser A-3
         8.875%, 01/15/16 (C)                               75                11
   RJ Tower
         12.000%, 06/01/13 (C) (E) *                       172                --
   Royal Caribbean Cruises
         7.250%, 06/15/16                                  955               520
         7.000%, 06/15/13 (C)                              220               125
   Ryland Group
         6.875%, 06/15/13                                  355               254
         5.375%, 05/15/12                                  425               310
   Sally Holdings LLC
         10.500%, 11/15/16                                 975               663
         9.250%, 11/15/14 (C)                            2,690             2,313
   Sealy Mattress
         8.250%, 06/15/14 (C)                            4,576             2,700
   Seminole Indian Tribe of Florida
         7.804%, 10/01/20 (A)                              720               620
   Seneca Gaming
         7.250%, 05/01/12                                  125               101
   Service International
         7.375%, 10/01/14                                1,490             1,267
         7.000%, 06/15/17                                1,155               866
         6.750%, 04/01/16                                1,075               817
         6.750%, 04/01/15                                  960               758
   SGS International
         12.000%, 12/15/13                               1,400               702
   Shingle Springs Tribal Gaming Authority
         9.375%, 06/15/15 (A)                              450               225
   Simmons
         13.814%, 12/15/14 (C)                           5,625               647
   Sinclair Broadcast Group
         8.000%, 03/15/12 (C)                            3,150             2,370
         4.875%, 07/15/18 (A) (D)                          450               220
   Six Flags
         9.625%, 06/01/14                                  450                68
   Sonic Automotive, Ser B
         8.625%, 08/15/13                                1,628               606
   Stanadyne Holdings
         24.440%, 02/15/15 (D)                           1,575               709
   Stanadyne Holdings, Ser 1
         10.000%, 08/15/14                                 450               306
   Starwood Hotels & Resorts Worldwide
         6.750%, 05/15/18                                1,480               814
   Station Casinos
         6.875%, 03/01/16                                  225                13
         6.625%, 03/15/18 (C)                            1,900               109
   Steinway Musical Instruments
         7.000%, 03/01/14 (A)                            5,170             3,593
   Stewart Enterprises
         6.250%, 02/15/13                                1,005               779
   Sun Media
         7.625%, 02/15/13                                1,110               894
   Tenneco
         8.625%, 11/15/14 (C)                            3,620             1,375
         8.125%, 11/15/15                                  330               152
         Toll
         8.250%, 12/01/11                                1,095               996

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
         8.250%, 02/01/11                       $          965   $           888
   Town Sports International
         22.870%, 02/01/14 (D)                           1,092               786
   Travelport LLC
         11.875%, 09/01/16 (C)                           5,365             1,502
         6.828%, 09/01/14 (B)                            2,371               699
   TRW Automotive
         7.250%, 03/15/17 (A)                            2,115             1,079
         7.000%, 03/15/14 (A) (C)                        1,900             1,007
   United Components
         9.375%, 06/15/13                                1,290               542
   United Rentals North America
         7.750%, 11/15/13                                   25                16
         6.500%, 02/15/12                                1,268             1,002
   Universal City Florida Holding I
         8.375%, 05/01/10                                  100                46
         7.551%, 05/01/10 (B)                            1,247               536
   Univision Communications PIK
         9.750%, 03/15/15 (A)                              325                41
   Vail Resorts
         6.750%, 02/15/14                                3,200             2,384
   Vicorp Restaurants
         10.500%, 04/15/11 (E) *                           426                 1
   Videotron
         9.125%, 04/15/18 (A)                              800               744
         6.875%, 01/15/14                                2,140             1,894
         6.375%, 12/15/15                                  420               330
   Visant Holding
         18.640%, 12/01/13 (D)                           5,795             4,288
         8.750%, 12/01/13                                  795               588
   Visteon
         12.250%, 12/31/16 (A) (C)                         234                56
         8.250%, 08/01/10 (C)                              225                70
         7.000%, 03/10/14                                   25                 4
   Warner Music Group Acquisition
         7.375%, 04/15/14                                  235               137
                                                                 ---------------
                                                                         166,995
                                                                 ---------------
CONSUMER STAPLES -- 2.6%
   B & G Foods
         8.000%, 10/01/11                                  525               446
   Chiquita Brands International
         8.875%, 12/01/15 (C)                            1,565             1,111
         7.500%, 11/01/14 (C)                              290               197
   Constellation Brands
         8.375%, 12/15/14                                  580               551
         7.250%, 09/01/16 (C)                            3,295             3,114
         7.250%, 05/15/17 (C)                            4,100             3,874
   Del Monte
         8.625%, 12/15/12 (C)                              690               669
         6.750%, 02/15/15                                  490               421
   Dole Food
         7.250%, 06/15/10                                  200               140
   Elizabeth Arden
         7.750%, 01/15/14 (C)                            1,150               748
   Fleming
         10.125%, 04/01/08 (E) *                         1,025                --
         9.250%, 06/15/10 (E) *                            188                --
   Johnson Diversey Holdings
         21.210%, 05/15/13 (D)                             915               641
   Merisant
         9.500%, 07/15/13 (C) (E) *                      2,300               276

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Merisant Worldwide
         9.038%, 05/15/14 (E) *                 $        1,075   $             1
   Michael Foods
         8.000%, 11/15/13                                2,765             2,378
   National Beef Packing
         10.500%, 08/01/11                                 470               329
   NBTY
         7.125%, 10/01/15 (C)                              400               284
   New Albertsons
         7.500%, 02/15/11                                  325               299
   Pantry
         7.750%, 02/15/14 (C)                            2,325             1,604
   Rite Aid
         9.500%, 06/15/17 (C)                            4,630             1,609
         9.375%, 12/15/15 (C)                              600               210
         8.625%, 03/01/15                                  900               311
         7.700%, 02/15/27                                  150                28
         7.500%, 03/01/17 (C)                            1,105               718
         6.875%, 12/15/28 (A)                              375                69
   Smithfield Foods
         7.750%, 05/15/13                                  350               225
         7.750%, 07/01/17                                  100                57
         7.000%, 08/01/11                                  250               178
   Spectrum Brands
         7.375%, 02/01/15 (C)                            1,733               316
   SuperValu
         7.500%, 11/15/14                                1,425             1,169
   Tyson Foods
         6.600%, 04/01/16                                  380               281
                                                                 ---------------
                                                                          22,254
                                                                 ---------------
ENERGY -- 9.7%
   Allis-Chalmers Energy
         9.000%, 01/15/14                                1,842               976
         8.500%, 03/01/17                                  100                50
   Arch Western Finance
         6.750%, 07/01/13                                5,040             4,385
   Atlas Energy Resources
         10.750%, 02/01/18 (A)                           1,300               793
   Atlas Pipeline Partners
         8.125%, 12/15/15                                  375               253
   Aventine Renewable Energy Holdings
         10.000%, 04/01/17 (C)                           2,750               454
   Brigham Exploration
         9.625%, 05/01/14                                  750               427
   Chaparral Energy
         8.875%, 02/01/17 (C)                            2,000               400
         8.500%, 12/01/15                                  225                45
   Chesapeake Energy
         7.625%, 07/15/13                                  150               129
         7.500%, 09/15/13                                1,100               946
         7.500%, 06/15/14                                  881               744
         7.250%, 12/15/18                                1,050               819
         7.000%, 08/15/14                                1,544             1,282
         6.875%, 11/15/20                                  150               108
         6.875%, 01/15/16                                  175               140
         6.500%, 08/15/17 (C)                            2,235             1,710
   Cie Generale de Geophysique-Veritas
         7.750%, 05/15/17                                  660               383
         7.500%, 05/15/15                                  513               318
   Cimarex Energy
         7.125%, 05/01/17                                1,650             1,287

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Colorado Interstate Gas
         6.800%, 11/15/15                       $           88   $            76
   Compton Petroleum Finance
         7.625%, 12/01/13                                1,545               463
   Connacher Oil and Gas
         10.250%, 12/15/15 (A)                           1,085               434
   Copano Energy
         7.750%, 06/01/18 (A)                            3,660             2,470
   Denbury Resources
         7.500%, 04/01/13                                3,660             2,782
         7.500%, 12/15/15                                2,250             1,597
   Dynegy Holdings
         8.375%, 05/01/16 (C)                            1,575             1,118
         7.750%, 06/01/19 (C)                            1,810             1,249
         7.500%, 06/01/15 (C)                            1,865             1,305
   El Paso
         12.000%, 12/12/13                                 150               147
         8.050%, 10/15/30                                  375               244
         7.875%, 06/15/12 (C)                            1,345             1,208
         7.800%, 08/01/31                                1,050               684
         7.420%, 02/15/37                                1,375               829
         7.250%, 06/01/18                                2,590             2,056
         7.000%, 06/15/17                                1,320             1,033
         6.875%, 06/15/14                                  640               517
   El Paso Performance-Linked Trust
         7.750%, 07/15/11 (A)                              725               628
   Energy Partners
         9.750%, 04/15/14                                  360               119
         7.916%, 04/15/13 (B)                              175                58
   Forest Oil
         8.000%, 12/15/11                                  785               716
         7.750%, 05/01/14                                  455               382
         7.250%, 06/15/19 (A)                            1,190               869
   Frontier Oil
         8.500%, 09/15/16                                  615               543
         6.625%, 10/01/11                                  100                90
   Gulfmark Offshore
         7.750%, 07/15/14                                  875               621
   Helix Energy Solutions Group
         9.500%, 01/15/16 (A)                            3,075             1,630
   Hilcorp Energy I
         9.000%, 06/01/16 (A)                            1,270               908
         7.750%, 11/01/15 (A)                            1,870             1,318
   Holly Energy Partners
         6.250%, 03/01/15                                1,225               821
   International Coal Group
         10.250%, 07/15/14                                 815               611
   KCS Energy
         7.125%, 04/01/12                                1,565             1,174
   Key Energy Services
         8.375%, 12/01/14                                  440               291
   Mariner Energy
         8.000%, 05/15/17                                  435               226
   MarkWest Energy Partners
         8.750%, 04/15/18                                2,345             1,454
   MarkWest Energy Partners, Ser B
         6.875%, 11/01/14                                  925               583
   Massey Energy
         6.875%, 12/15/13                                  895               662
   Newfield Exploration
         7.125%, 05/15/18                                1,625             1,284
         6.625%, 04/15/16 (C)                            2,415             1,920

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   OPTI Canada
         8.250%, 12/15/14 (C)                   $        1,630   $           880
         7.875%, 12/15/14                                1,340               683
   Pacific Energy Partners
         7.125%, 06/15/14                                  225               197
         6.250%, 09/15/15                                  100                74
         Parker Drilling
         9.625%, 10/01/13                                  236               183
   Peabody Energy, Ser B
         6.875%, 03/15/13 (C)                            2,600             2,464
   PetroHawk Energy
         9.125%, 07/15/13                                2,581             2,091
         7.875%, 06/01/15 (A) (C)                        2,280             1,687
   Petroleum Development
         12.000%, 02/15/18                               1,570               981
   PetroProd
         10.850%, 05/24/13                                 800               120
   PHI
         7.125%, 04/15/13                                  125                76
   Plains Exploration & Production
         7.625%, 06/01/18                                  635               435
         7.000%, 03/15/17                                1,045               716
   Pride International
         7.375%, 07/15/14 (C)                            2,469             2,296
   Quicksilver Resources
         8.250%, 08/01/15 (C)                            1,825             1,159
         7.125%, 04/01/16                                  700               374
   Range Resources
         7.250%, 05/01/18 (C)                              620               518
         6.375%, 03/15/15                                  455               369
   Sabine Pass LNG
         7.250%, 11/30/13 (C)                            1,400             1,022
   SandRidge Energy PIK
         8.625%, 04/01/15                                1,050               551
   SandRidge Energy
         8.000%, 06/01/18 (A)                            2,265             1,257
   Seitel
         9.750%, 02/15/14                                2,700               972
   SESI
         6.875%, 06/01/14                                1,000               770
   Southwestern Energy
         7.500%, 02/01/18 (A)                            1,800             1,575
   Swift Energy
         7.625%, 07/15/11                                4,650             3,627
   Targa Resources
         8.500%, 11/01/13                                  225               121
   Targa Resources Partners
         8.250%, 07/01/16                                  875               542
   Tesoro
         6.625%, 11/01/15                                1,650               957
   United Refining
         10.500%, 08/15/12                                 675               392
   Venoco
         8.750%, 12/15/11                                2,730             1,310
   Whiting Petroleum
         7.250%, 05/01/13                                  535               380
   Williams
         8.125%, 03/15/12                                  125               115
         7.875%, 09/01/21                                  705               539
         7.750%, 06/15/31                                  500               343
   Williams Partners L.P.
         7.250%, 02/01/17                                1,440             1,138

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Williams, Ser A
         7.500%, 01/15/31                       $          325   $           218
                                                                 ---------------
                                                                          81,901
                                                                 ---------------
FINANCIALS -- 8.3%
   AAC Group Holding
         21.840%, 10/01/12 (A) (D)                       1,080               713
   ACE Cash Express
         10.250%, 10/01/14 (A) (C)                         775               155
   ALH Finance LLC
         8.500%, 01/15/13                                3,720             2,864
   Alliant Holdings I
         11.000%, 05/01/15 (A)                           1,075               581
   Buffalo Thunder Development Authority
         9.375%, 12/15/14 (A)                            2,175               435
   Calfrac Holdings
         7.750%, 02/15/15 (A)                            2,850             1,339
   Cardtronics
         9.250%, 08/15/13                                  455               305
         9.250%, 08/15/13                                  805               539
   Cebridge
         8.801%, 05/05/14                                  403               169
   Felcor Lodging L.P.
         4.443%, 12/01/11 +++ (B)                          225               139
   Ferrellgas Partners
         6.750%, 05/01/14 (A)                            1,250               862
   FireKeepers Development Authority
         13.875%, 05/01/15 (A) (C)                         550               341
   Ford Motor Credit LLC
         12.000%, 05/15/15                                 100                75
         9.203%, 04/15/12 (B)                            3,185             3,074
         8.000%, 12/15/16 (C)                            1,800             1,172
         7.800%, 06/01/12                                5,345             3,750
         7.569%, 01/13/12 (B)                              770               500
         7.375%, 10/28/09                                  475               417
         7.250%, 10/25/11                                1,090               796
         7.000%, 10/01/13                                5,763             3,982
         4.361%, 01/15/10 (B)                              515               412
   Galaxy Entertainment Finance
         9.875%, 12/15/12 (A) (C)                          680               299
   Global Cash Access
         8.750%, 03/15/12                                  390               312
   GMAC LLC
         8.000%, 11/01/31 (C)                            3,607             2,110
         7.750%, 01/19/10                                  225               201
         7.250%, 03/02/11                                  375               319
         7.000%, 02/01/12                                  100                79
         6.875%, 08/28/12                                7,865             5,964
         6.875%, 09/15/11                                3,100             2,510
         6.750%, 12/01/14 (C)                            4,970             3,398
         6.625%, 05/15/12                                1,620             1,249
         6.000%, 12/15/11                                  375               297
         3.399%, 05/15/09 (B)                              375               358
   GrafTech Finance
         10.250%, 02/15/12                                  65                59
   Hawker Beechcraft Acquisition PIK
         8.875%, 04/01/15                                2,620               891
   Hawker Beechcraft Acquisition
         9.750%, 04/01/17 (A)                              200                54
   Hellas Telecommunications Luxembourg II
         10.502%, 01/15/15 (A) (B)                       2,250               450

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Hexion US Finance
         9.750%, 11/15/14                       $        3,835   $         1,093
         7.304%, 11/15/14 (B)                              750               202
   Host Hotels & Resorts
         6.875%, 11/01/14 +++ (C)                        1,930             1,486
   Host Marriott L.P., Ser Q
         6.750%, 06/01/16 +++ (C)                        2,700             1,971
   Host Marriott L.P.
         7.125%, 11/01/13 +++ (C)                        1,765             1,421
   Host Marriott L.P., Ser M
         7.000%, 08/15/12 +++                              150               127
   Host Marriott L.P., Ser O
         6.375%, 03/15/15 +++                            1,015               756
   HUB International Holdings
         9.000%, 12/15/14 (A)                            2,850             1,742
   Hughes Network Systems
         9.500%, 04/15/14                                  930               756
   Icahn Enterprises
         7.125%, 02/15/13                                3,300             2,277
   Inergy L.P.
         8.250%, 03/01/16                                  350               273
         6.875%, 12/15/14                                  855               667
   iPayment
         9.750%, 05/15/14                                  750               375
   JPMorgan Chase
         7.900%, 04/29/49 (B)                              275               229
   KAR Holdings
         8.750%, 05/01/14                                1,930               849
         6.801%, 05/01/14 (B)                              800               340
   LaBranche
         11.000%, 05/15/12                                 245               213
   Lehman Brothers Holdings MTN
         6.875%, 05/02/18 (C) (E) *                      1,000                95
         5.625%, 01/24/13 (E) *                            450                45
   Leucadia National
         8.125%, 09/15/15                                  310               249
   Marlin Water Trust II
         6.310%, 07/15/03 (A) (E) *                      4,200                 5
   MetLife Capital Trust X
         9.250%, 04/08/38 (A) (B)                          300               209
   Nielsen Finance
         24.040%, 08/01/16 (D)                           1,575               571
   Nielsen Finance LLC
         10.000%, 08/01/14                                 885               708
   Novelis
         7.250%, 02/15/15                                  850               493
   Nuveen Investments
         10.500%, 11/15/15 (A)                           5,295             1,172
   Omega Healthcare Investors
         7.000%, 01/15/16 ++                             1,300               975
   Petroplus Finance
         7.000%, 05/01/17 (A)                            1,990             1,214
         6.750%, 05/01/14                                1,130               718
   Pinnacle Foods Finance
         10.625%, 04/01/17 (C)                           1,000               540
   PXRE Capital Trust I
         8.850%, 02/01/27                                1,100               723
   Regency Energy Partners
         8.375%, 12/15/13                                1,922             1,317
   Rouse L.P.
         6.750%, 05/01/13 +++ (A)                          800               288
   Senior Housing Properties Trust
         7.875%, 04/15/15 +++                              671               537

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Silicon Valley Bank
         5.700%, 06/01/12                       $          325   $           282
   Snoqualmie Entertainment Authority
         9.125%, 02/01/15 (A)                            1,050               651
         6.875%, 02/01/14 (A) (B)                          300               174
   SPX
         7.625%, 12/15/14 (A)                            1,190             1,035
   Universal City Development Partners
         11.750%, 04/01/10                                 125                81
   USB Capital IX
         6.189%, 04/15/49 (B)                              345               162
   Ventas Realty L.P.
         9.000%, 05/01/12 +++                              675               601
         7.125%, 06/01/15 +++                              300               235
         6.750%, 04/01/17 +++                              850               646
         6.625%, 10/15/14 +++                              375               285
   Wells Fargo Capital XIII MTN
         7.700%, 03/26/09 (B)                              280               231
                                                                 ---------------
                                                                          70,189
                                                                 ---------------
HEALTH CARE -- 5.4%
   Advanced Medical Optics
         7.500%, 05/01/17                                2,315             1,181
   Alliance Imaging
         7.250%, 12/15/12                                  460               391
   Biomet
         11.625%, 10/15/17 (C)                           1,620             1,385
         10.000%, 10/15/17                                 685               658
   Biomet PIK
         10.375%, 10/15/17                               5,020             3,966
   Bio-Rad Laboratories
         6.125%, 12/15/14                                  950               762
   Cooper
         7.125%, 02/15/15                                1,290             1,090
   CRC Health
         10.750%, 02/01/16                               2,075             1,250
   DaVita
         6.625%, 03/15/13                                3,250             3,088
   DJO Finance
         10.875%, 11/15/14                               2,050             1,476
   Fresenius Medical Care Capital Trust IV
         7.875%, 06/15/11                                1,050               997
   HCA PIK
         9.625%, 11/15/16                                9,910             7,730
   HCA
         9.250%, 11/15/16                                6,670             6,136
         9.125%, 11/15/14 (C)                              100                93
         6.750%, 07/15/13                                  615               387
         6.500%, 02/15/16 (C)                              915               563
   Healthsouth
         8.323%, 06/15/14 (B)                              750               600
   IASIS Healthcare
         8.750%, 06/15/14                                  375               291
   NMH Holdings PIK
         9.121%, 06/15/14 (A) (B)                          735               426
   Psychiatric Solutions
         7.750%, 07/15/15 (C)                            2,350             1,727
   Res-Care
         7.750%, 10/15/13                                  675               550
   Select Medical
         7.625%, 02/01/15                                1,660               880
   Spheris
         11.000%, 12/15/12                               1,400               504

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Sun Healthcare Group
         9.125%, 04/15/15 (C)                   $          375   $           328
   Surgical Care Affiliates PIK
         8.875%, 07/15/15 (A)                            1,415               863
   Tenet Healthcare
         9.875%, 07/01/14                                  450               362
         9.250%, 02/01/15 (C)                            4,345             3,498
         6.375%, 12/01/11                                  150               116
   United Surgical Partners International PIK
         9.250%, 05/01/17                                2,230             1,371
   United Surgical Partners International
         8.875%, 05/01/17                                1,325               908
   Universal Hospital Services PIK
         8.500%, 06/01/15                                  225               160
   Universal Hospital Services
         5.942%, 06/01/15 (B)                              175               107
   US Oncology
         10.750%, 08/15/14                                 500               408
         9.000%, 08/15/12                                  775               705
   Vanguard Health Holding I
         14.000%, 10/01/15 (D)                             600               471
   Vanguard Health Holding II
         9.000%, 10/01/14                                  125               104
   VWR Funding PIK
         10.250%, 07/15/15                                 800               504
                                                                 ---------------
                                                                          46,036
                                                                 ---------------
INDUSTRIALS -- 6.6%
   ACCO Brands
         7.625%, 08/15/15                                4,655             2,421
   Actuant
         6.875%, 06/15/17                                3,000             2,257
   AGY Holding
         11.000%, 11/15/14                                 675               405
   Ahern Rentals
         9.250%, 08/15/13 (C)                              700               140
   Aleris International
         10.000%, 12/15/16 (C)                           1,800               292
         4.414%, 12/15/14                                  725                44
   Allied Waste North America
         7.250%, 03/15/15                                  455               423
         6.875%, 06/01/17                                  485               451
         6.500%, 11/15/10                                1,800             1,737
         6.125%, 02/15/14 (C)                            1,600             1,448
   Allied Waste North America, Ser B
         7.125%, 05/15/16                                  440               400
   Allison Transmission PIK
         11.250%, 11/01/15 (A) (C)                         375               148
   American Achievement Group Holding PIK
         12.750%, 10/01/12                                 839               201
   American Airlines, Ser 01-1
         7.379%, 05/23/16 (C)                               90                35
   American Railcar Industries
         7.500%, 03/01/14                                  300               198
   Ames True Temper
         10.000%, 07/15/12 (C)                             955               334
         6.791%, 01/15/12 (B)                            1,345               820
   Aramark Services
         8.500%, 02/01/15                                1,480             1,339
         6.693%, 02/01/15 (B)                              350               264
   Associated Materials
         9.750%, 04/15/12 (C)                              895               705

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Atrium PIK
         15.000%, 12/15/12 (A)                  $        1,372   $           178
   Baker & Taylor
         11.500%, 07/01/13 (A)                             950               400
   Baldor Electric
         8.625%, 02/15/17 (C)                            1,805             1,345
   BE Aerospace
         8.500%, 07/01/18 (C)                            1,650             1,485
   Belden
         7.000%, 03/15/17                                  200               150
   Casella Waste Systems
         9.750%, 02/01/13                                1,075               860
   Chart Industries
         9.125%, 10/15/15                                  325               244
   Complete Production Services
         8.000%, 12/15/16                                  220               139
   Cornell
         10.750%, 07/01/12                                 595               538
   Corrections Corp of America
         7.500%, 05/01/11                                1,205             1,193
         6.750%, 01/31/14                                  170               159
         6.250%, 03/15/13                                1,447             1,346
   D R Horton
         5.625%, 01/15/16                                  525               336
   Delta Air Lines, Ser 2002-1, Cl C
         7.779%, 01/02/12 (C)                              750               649
   Delta Air Lines, Ser 2002-1
         8.300%, 12/15/29 (C)                              925                19
   Deluxe
         7.375%, 06/01/15                                  200               120
   DRS Technologies
         7.625%, 02/01/18                                  835               835
         6.875%, 11/01/13                                  150               149
         6.625%, 02/01/16                                  775               775
   Education Management LLC
         10.250%, 06/01/16 (C)                           1,300               943
   Esco
         5.871%, 12/15/13 (A) (B)                          150                96
   FTI Consulting
         7.750%, 10/01/16                                1,235             1,016
         7.625%, 06/15/13                                  805               697
   Greenbrier
         8.375%, 05/15/15                                  875               622
   Indalex Holding, Ser B
         11.500%, 02/01/14                                 659                74
   Interline Brands
         8.125%, 06/15/14                                  625               494
   J.B. Poindexter
         8.750%, 03/15/14 (C)                              375               204
   K Hovnanian Enterprises
         8.625%, 01/15/17                                1,920               480
         7.500%, 05/15/16                                  825               206
         6.500%, 01/15/14                                  200                54
         6.375%, 12/15/14                                  250                68
         6.250%, 01/15/15 (C)                              700               182
         6.250%, 01/15/16                                1,050               278
   Kansas City Southern de Mexico
         9.375%, 05/01/12                                  680               622
   Kansas City Southern Railway
         13.000%, 12/15/13                                  75                75
         8.000%, 06/01/15                                   50                40

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   L-3 Communications
         6.125%, 07/15/13                       $           50   $            46
         5.875%, 01/15/15                                3,231             2,908
   L-3 Communications, Ser B
         6.375%, 10/15/15                                2,624             2,453
   Language Line
         11.125%, 06/15/12                                  50                47
   Maax Holdings
         9.750%, 06/15/12 (C) (E) *                        375                 2
   Meritage Homes
         7.000%, 05/01/14                                   75                43
         6.250%, 03/15/15                                   50                26
   Mobile Mini
         9.750%, 08/01/14                                  450               319
         6.875%, 05/01/15                                1,000               680
   Moog
         7.250%, 06/15/18 (A)                              365               292
   Mueller Water Products
         7.375%, 06/01/17                                1,000               680
   Nebraska Book
         8.625%, 03/15/12                                  250               113
   Neenah Foundary
         9.500%, 01/01/17 (C)                              475               237
   Noble Group
         6.625%, 03/17/15 (A) (C)                          575               328
   Northwest Airlines (Escrow Security)
         0.00%, 03/15/08                                   175                --
         0.00%, 06/01/06 (C)                             1,575                 2
         0.00%, 11/15/23 (D)                             1,200                 2
         0.00%, 02/01/09                                    75                --
   Propex Fabrics
         10.000%, 12/01/12 (E) *                           175                --
   Quality Distribution
         9.000%, 11/15/10                                  825               264
   Quebecor World Capital
         8.750%, 03/15/16 (A) (C) (E) *                  1,915               151
   6.125%, 11/15/13 (C) (E) *                            1,725                47
   Rainbow National Services
         10.375%, 09/01/14 (A)                             380               338
   Rainbow National Services LLC
         8.750%, 09/01/12 (A)                              435               392
   RBS Global and Rexnord
         11.750%, 08/01/16 (C)                           1,000               568
         9.500%, 08/01/14                                  790               589
         8.875%, 09/01/16                                2,410             1,410
   Sabine Pass LNG
         7.500%, 11/30/16 (A)                              550               396
   Sequa
         11.750%, 12/01/15 (A)                             975               371
   Standard-Pacific
         7.750%, 03/15/13                                  575               319
         7.000%, 08/15/15                                  150                78
   Swift Transportation
         12.500%, 05/15/17 (A) (C)                         100                 9
   Terex
         8.000%, 11/15/17 (C)                            5,850             4,973
   Thermadyne Holdings
         9.250%, 02/01/14                                  710               497
   Titan International
         8.000%, 01/15/12                                3,100             2,294
   TransDigm
         7.750%, 07/15/14 (C)                            1,775             1,455

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   UCI Holdings PIK
         10.319%, 12/15/13 (B)                  $        1,024   $           174
   United Air Lines
         9.125%, 01/15/12 (E) *                          1,075                --
   United Air Lines, Ser 95A1
         9.560%, 10/19/18                                  615               123
         9.020%, 04/19/12                                  391                78
   United Air Lines, Ser A
         10.670%, 05/01/04 (E) *                           525                --
   Vought Aircraft Industries
         8.000%, 07/15/11                                3,335             2,251
                                                                 ---------------
                                                                          56,088
                                                                 ---------------
INFORMATION TECHNOLOGY -- 3.4%
   Activant Solutions
         9.500%, 05/01/16                                1,500               697
   Advanced Micro Devices
         7.750%, 11/01/12 (C)                            1,642               722
   Amkor Technology
         9.250%, 06/01/16                                  475               276
         7.125%, 03/15/11                                2,400             1,614
   Celestica
         7.875%, 07/01/11                                  365               332
   Compucom Systems
         12.500%, 10/01/15 (A)                             900               607
   First Data
         9.875%, 09/24/15                                3,240             1,960
   Flextronics International
         6.500%, 05/15/13                                1,300             1,027
         6.250%, 11/15/14                                1,645             1,226
   Freescale Semiconductor
         8.875%, 12/15/14 (C)                            2,160               950
         5.871%, 12/15/14 (B) (C)                          275                93
   Freescale Semiconductor PIK
         9.125%, 12/15/14 (C)                            6,230             1,433
   Innophos
         8.875%, 08/15/14                                1,245               872
   Iron Mountain
         8.750%, 07/15/18                                  555               479
         8.625%, 04/01/13                                  350               329
         8.000%, 06/15/20                                1,205               967
   Lender Processing Services
         8.125%, 07/01/16                                  485               432
   MagnaChip Semiconductor
         6.875%, 12/15/11 (C)                              450                16
   Nortel Networks
         10.750%, 07/15/16 (C)                             225                60
         10.750%, 07/15/16 (A)                             525               139
         10.125%, 07/15/13                                 325                86
         9.003%, 01/15/11 (B)                               75                19
   NXP Funding LLC
         9.500%, 10/15/15 (C)                            2,905               552
         7.875%, 10/15/14                                2,085               813
   Open Solutions
         9.750%, 02/01/15 (A)                            4,295               644
   Sanmina-SCI
         4.746%, 06/15/14 (A) (B)                        1,250               675
         4.746%, 06/15/10 (B) (C)                        1,699             1,563
   Sensata Technologies
         8.000%, 05/01/14                                3,715             1,672
   Smart Modular Technologies
         9.383%, 04/01/12 (B)                            1,670             1,582

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Sungard Data Systems
         10.625%, 05/15/15 (A)                  $          475   $           406
         10.250%, 08/15/15                               5,666             3,740
         9.125%, 08/15/13 (C)                            1,107               958
         3.750%, 01/15/09                                2,000             1,995
                                                                 ---------------
                                                                          28,936
                                                                 ---------------
MATERIALS -- 7.2%
   Abitibi-Consolidated
         8.850%, 08/01/30                                  125                 9
         8.550%, 08/01/10 (C)                            2,450               245
   Abitibi-Consolidated of Canada
         6.000%, 06/20/13                                1,275               102
   AK Steel
         7.750%, 06/15/12                                3,300             2,574
   Altos Hornos de Mexico, Ser A
         0.00%, 04/30/02 (E) *                             500                60
   Altos Hornos de Mexico, Ser B
         0.00%, 04/30/04 (E) *                             900               108
   Appleton Papers
         9.750%, 06/15/14                                1,050               614
   Ball
         6.875%, 12/15/12 (C)                              635               629
   Basell AF SCA
         8.375%, 08/15/15 (A) (C)                        1,225                31
   Berry Plastics Holding
         8.875%, 09/15/14                                   80                35
   Bowater
         9.500%, 10/15/12                                  500                50
   Bowater Canada Finance
         7.950%, 11/15/11 (C)                              300                31
   BWAY
         10.000%, 10/15/10                               1,824             1,550
   California Steel Industries
         6.125%, 03/15/14                                  185               111
   Cascades
         7.250%, 02/15/13                                  655               334
   Catalyst Paper
         8.625%, 06/15/11                                1,498               659
         7.375%, 03/01/14                                  455               168
   Crown Americas
         7.750%, 11/15/15 (C)                              705               701
   Crown Cork & Seal
         8.000%, 04/15/23 (C)                            1,475             1,158
   Domtar
         9.500%, 08/01/16 (C)                              275               179
         7.125%, 08/15/15                                2,025             1,316
   Evraz Group
         9.500%, 04/24/18 (A) (C)                        2,875             1,437
         8.875%, 04/24/13 (A)                            1,425               727
   FMG Finance
         10.625%, 09/01/16 (A) (C)                       1,860             1,079
   Freeport-McMoRan Copper & Gold
         8.375%, 04/01/17 (C)                            6,205             5,088
         8.250%, 04/01/15 (C)                            1,815             1,543
         7.084%, 04/01/15 (B) (C)                        1,200               792
   Georgia Gulf
         9.500%, 10/15/14 (C)                              225                67
         7.125%, 12/15/13                                  150                45
   Georgia-Pacific LLC
         8.125%, 05/15/11 (C)                              565               531
         8.000%, 01/15/24                                1,575             1,063
         7.700%, 06/15/15 (C)                            2,020             1,535

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
         7.125%, 01/15/17 (A) (C)               $        1,765   $         1,483
         7.000%, 01/15/15 (A)                            3,215             2,733
   Glatfelter
         7.125%, 05/01/16                                1,705             1,484
   Graham Packaging
         9.875%, 10/15/14                                4,268             2,625
   Graphic Packaging International
         9.500%, 08/15/13 (C)                              905               624
   Huntsman International
         7.875%, 11/15/14                                1,355               725
   Huntsman LLC
         11.500%, 07/15/12                                 905               724
   Ineos Group Holdings PLC
         8.500%, 02/15/16 (A) (C)                        3,000               270
   Innophos Holdings
         9.500%, 04/15/12 (A)                              725               535
   Intertape Polymer US
         8.500%, 08/01/14                                  800               520
   Jefferson Smurfit US
         8.250%, 10/01/12 (C)                              175                30
   MacDermid
         9.500%, 04/15/17 (A)                            1,725               897
   Methanex
         6.000%, 08/15/15                                  175               115
   Millar Western Forest Products
         7.750%, 11/15/13                                  605               302
   Millennium America
         7.625%, 11/15/26 (E) *                            175                 5
   Momentive Performance Materials
         11.500%, 12/01/16 (C)                             875               258
         9.750%, 12/01/14                                  945               402
   Mosaic
         7.625%, 12/01/16 (A) (C)                        2,550             2,040
   Mosaic Global Holdings
         7.300%, 01/15/28                                  350               274
   Nalco
         8.875%, 11/15/13                                1,685             1,424
         7.750%, 11/15/11 (C)                              525               504
   Newark Group
         9.750%, 03/15/14                                  825                78
   NewPage
         10.000%, 05/01/12 (C)                           1,195               526
   Noranda Aluminium Acquisition PIK
         6.595%, 11/15/08 (B)                            2,965             1,008
   Noranda Aluminium Holdings PIK
         8.345%, 11/17/08 (B)                              725               116
   Owens Brockway Glass Container
         6.750%, 12/01/14                                  905               833
   Packaging Dynamics Finance
         10.000%, 05/01/16 (A)                           2,495             1,135
   PolyOne
         8.875%, 05/01/12 (C)                            2,990             1,540
   Reichhold Industries
         9.000%, 08/15/14 (A)                            1,969             1,300
   Rock-Tenn
         9.250%, 03/15/16 (A)                              490               456
         5.625%, 03/15/13                                2,200             1,892
   Rockwood Specialties Group
         7.500%, 11/15/14                                  600               462
   Ryerson
         12.250%, 11/01/15 (A) (C)                         720               448
         10.176%, 11/01/14 (A) (B)                         125                82

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Sappi Papier Holding
         6.750%, 06/15/12 (A)                   $          700   $           523
   Smurfit-Stone Container Enterprises
         8.375%, 07/01/12                                2,470               408
   Solo Cup
         8.500%, 02/15/14                                  200               128
   Steel Capital for OAO Severstal
         9.750%, 07/29/13 (A)                              245               130
   Steel Dynamics
         7.750%, 04/15/16 (A) (C)                        1,930             1,336
         7.375%, 11/01/12 (C)                            2,410             1,759
   Stone Container Enterprises
         8.000%, 03/15/17 (C)                              950               180
   Terra Capital, Ser B
         7.000%, 02/01/17                                1,315               967
   Tube City IMS
         9.750%, 02/01/15                                  800               280
   United States Steel
         6.650%, 06/01/37                                  150                77
   Vedanta Resources
         9.500%, 07/18/18 (A) (C)                        2,000             1,040
   Verso Paper Holdings and Verson Paper
         11.375%, 08/01/16                                 300                90
   Vitro
         11.750%, 11/01/13                                 780               242
         9.125%, 02/01/17                                3,585             1,075
                                                                 ---------------
                                                                          60,656
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 8.9%
   American Tower
         7.500%, 05/01/12                                   50                49
         7.125%, 10/15/12                                  615               606
         7.000%, 10/15/17 (A) (C)                           25                22
   Centennial Cellular Operating
         10.125%, 06/15/13                                  75                76
   Centennial Communications
         9.633%, 01/01/13 (B)                              425               412
         8.125%, 02/01/14                                  575               584
   Cincinnati Bell
         7.250%, 07/15/13 (C)                            1,570             1,382
         7.000%, 02/15/15                                  555               425
   Citizens Communications
         9.250%, 05/15/11                                  970               921
         7.125%, 03/15/19                                1,010               677
         6.625%, 03/15/15                                1,480             1,080
   Cricket Communications
         10.000%, 07/15/15 (A)                             100                92
         9.375%, 11/01/14                                6,870             6,183
   Digicel Group
         9.250%, 09/01/12 (A)                            2,290             1,947
         8.875%, 01/15/15 (A) (C)                        3,130             2,034
         Digicel Group PIK
         9.125%, 01/15/15 (A) (C)                          771               486
   Fairpoint Communications
         13.125%, 04/01/18                               1,930               926
   GCI
         7.250%, 02/15/14                                1,525             1,189
   Hawaiian Telcom Communications, Ser B
         9.750%, 05/01/13 (C) (E) *                        475                36
   Inmarsat Finance
         14.260%, 11/15/12 (C) (D)                       1,410             1,250
   Intelsat
         9.250%, 06/15/16 (A)                              150               136

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
         7.625%, 04/15/12                       $          100   $            67
         6.500%, 11/01/13                                1,875             1,050
   Intelsat Bermuda
         11.250%, 06/15/16                               5,010             4,559
   Intelsat Jackson Holdings
         9.500%, 06/15/16 (A) (C)                          690               635
   Intelsat Subsidiary Holding
         8.875%, 01/15/15 (A) (C)                        3,165             2,880
         8.500%, 01/15/13 (A)                            2,050             1,896
   iPCS
         5.317%, 05/01/13 (B) (C)                        1,180               838
   iPCS PIK
         6.051%, 05/01/14 (B)                            2,590             1,580
   Level 3 Financing
         8.750%, 02/15/17 (C)                              825               417
         6.845%, 02/15/15 (B)                              125                54
   Lucent Technologies
         6.450%, 03/15/29                                  150                60
   MetroPCS Wireless
         9.250%, 11/01/14                                5,490             4,914
   Nextel Communications
         6.875%, 10/31/13                                  575               244
   Nordic Telephone Holdings
         8.875%, 05/01/16 (A)                            3,745             2,621
   Orascom Telecom Finance
         7.875%, 02/08/14 (A)                            2,000             1,060
   PAETEC Holding
         9.500%, 07/15/15 (C)                            2,705             1,609
   Primus Telecommunications
         8.000%, 01/15/14 (C)                            1,650                83
   Qwest
         7.500%, 10/01/14                                  555               461
         7.250%, 09/15/25                                  350               234
         7.250%, 10/15/35                                1,200               750
         6.875%, 09/15/33                                  225               134
   Qwest Capital Funding
         7.900%, 08/15/10                                  150               136
         7.250%, 02/15/11                                  750               630
   Qwest Communications International
         7.250%, 02/15/11 (C)                            3,005             2,614
         5.649%, 02/15/09 (B)                            1,980             1,970
   Qwest Communications International, Ser B
         7.500%, 02/15/14                                1,120               801
   Rogers Wireless
         8.000%, 12/15/12                                1,025               981
   Sprint Capital
         8.750%, 03/15/32                                1,515             1,023
         8.375%, 03/15/12 (C)                              350               280
         7.625%, 01/30/11                                  700               585
         6.900%, 05/01/19                                4,575             3,248
         6.875%, 11/15/28                                  300               178
   Sprint Nextel
         6.000%, 12/01/16 (C)                            2,710             1,911
   Telcordia Technologies
         10.000%, 03/15/13 (A)                           1,525               671
   Telesat Canada
         11.000%, 11/01/15 (A)                           1,035               740
   Time Warner Telecom Holdings
         9.250%, 02/15/14                                  375               308
   VIP Finance Ireland for Vimpel
      Communications
         9.125%, 04/30/18 (A)                              905               489

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Virgin Media Finance PLC
         9.125%, 08/15/16                       $          500   $           370
         8.750%, 04/15/14 (C)                            1,135               851
   West
         11.000%, 10/15/16 (C)                           1,275               593
         9.500%, 10/15/14 (C)                            2,875             1,581
   Wind Acquisition Finance
         10.750%, 12/01/15 (A)                           3,775             3,247
   Windstream
         8.625%, 08/01/16                                4,350             3,872
         8.625%, 08/01/16 (C)                              125               111
         8.125%, 08/01/13                                1,245             1,145
         7.000%, 03/15/19 (C)                            1,125               866
                                                                 ---------------
                                                                          75,860
                                                                 ---------------
UTILITIES -- 4.1%
   AES
         8.875%, 02/15/11                                1,400             1,309
         8.750%, 05/15/13 (A)                              128               123
         8.000%, 10/15/17                                1,725             1,423
         8.000%, 06/01/20 (A) (C)                        2,320             1,798
         7.750%, 03/01/14 (C)                              150               132
   Calpine Generating
         14.320%, 04/01/11 (B) (E) *                     1,600               112
   CMS Energy
         8.500%, 04/15/11                                  305               301
   Dynegy Holdings
         6.875%, 04/01/11                                  200               175
   Edison Mission Energy
         7.625%, 05/15/27                                  385               298
         7.500%, 06/15/13 (C)                            1,755             1,606
         7.000%, 05/15/17 (C)                            3,297             2,868
   Elwood Energy
         8.159%, 07/05/26                                  475               322
   Energy Future Holdings
         10.875%, 11/01/17 (A) (C)                       2,810             1,995
   Ipalco Enterprises
         7.250%, 04/01/16 (A)                              250               205
   Mirant
         0.00%, 07/15/04 (C) (E) *                         450                 4
         0.00%, 07/15/09 (Escrow Security)                  50                 1
   Mirant Americas Generation LLC
         8.500%, 10/01/21                                2,957             2,247
         8.300%, 05/01/11                                  305               296
   Mirant North America LLC
         7.375%, 12/31/13                                2,605             2,501
   NRG Energy
         7.375%, 01/15/17                                3,700             3,404
         7.375%, 02/01/16 (C)                            2,385             2,218
         7.250%, 02/01/14 (C)                            2,395             2,239
   Orion Power Holdings
         12.000%, 05/01/10                                 540               540
   PNM Resources
         9.250%, 05/15/15                                  375               298
   Public Service of New Mexico
         7.950%, 05/15/18                                2,900             2,360
   Reliant Energy
         7.625%, 06/15/14                                  540               448
   Sierra Pacific Resources
         7.803%, 06/15/12                                  775               726
   Tenaska Alabama Partners
         7.000%, 06/30/21 (A)                              327               256

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Texas Competitive Electric Holdings
         10.500%, 11/01/15 (C)                  $          560   $           398
         10.500%, 11/01/15 (A)                           4,710             3,344
         10.500%, 11/01/15 (A)                           1,146               814
                                                                 ---------------
                                                                          34,761
                                                                 ---------------
Total Corporate Obligations
   (Cost $956,762) ($ Thousands)                                         643,676
                                                                 ---------------
LOAN PARTICIPATIONS -- 8.6%

   Advansta Communications, 2nd Lien
         8.762%, 11/30/14                                1,250               500
   Aeroflex, Term Loan B-1
         5.438%, 08/16/14                                  640               416
   Affinion Holding
         9.367%, 03/01/12                                2,000               900
         1.398%, 03/01/12 (B)                              800               360
   Affinion Holding
         9.367%, 03/01/12                                  900               405
         1.398%, 03/01/12 (B)                            1,000               450
   Affinion Holding, Term Loan B
         5.323%, 10/17/12                                  500               335
   Alliant Insurance Services, Term Loan B
         6.762%, 08/21/14                                1,238               749
   Allison Transmission
         5.332%, 08/07/14                                2,201             1,237
   Alltel Holdings, Term Loan B3
         5.316%, 05/16/15                                   69                68
         4.997%, 08/07/14                                1,072             1,059
   Asurion, 2nd Lien
         8.268%, 07/07/15 (B)                              634               370
         8.060%, 07/07/15                                  500               292
         8.060%, 07/02/15 (B) (F)                        1,075               628
         7.909%, 07/07/15 (B)                              866               505
   Asurion, Term Loan B
         6.383%, 07/02/14 (B)                              550               370
         5.442%, 07/07/14                                1,000               672
         1.398%, 07/07/14 (B)                              800               538
   BOC Edwards
         7.186%, 05/31/14                                  175                70
         4.810%, 05/31/14                                  145                90
         3.436%, 05/31/14 (F)                              600               372
   Boise Paper
         9.250%, 02/22/15                                  800               170
   Boston Generating
         10.762%, 12/21/16                                 184                31
   Boston Generating, 2nd Lien
         8.012%, 06/21/14                                  700               188
   CCFC
         9.762%, 08/26/09                                2,036             1,950
   Cebridge
         8.801 %, 05/05/14                                 243               102
   Cebridge, 2nd Lien
         8.801%, 05/05/14                                  530               223
   Central Parking
         4.946%, 05/22/14                                  758               508
         1.398%, 05/22/14 (B)                            1,497             1,003
   Central Parking (Synthetic)
         4.946%, 05/22/14                                  360               241
         1.398%, 05/22/14 (B)                              486               326
   Century Cable, Term Loan B (Escrow
      Security)
         10.250%, 06/30/09                                   3                --

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)
High Yield Bond Fund

December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Cequel Communications
         7.398%, 05/05/14 (B)                   $          608   $           255
   Cooper Standard, Term Loan D
         6.312%, 02/28/10                                2,188             1,422
   DAE Aviation Holdings, Term Loan B1
         6.650%, 09/27/14 (B)                                5                 3
         6.450%, 09/27/14 (B)                              189                94
   DAE Aviation Holdings, Term Loan B1
         6.519%, 09/27/14                                  166                83
   DAE Aviation Holdings, Term Loan B2
         6.650%, 09/27/14 (B)                              285               143
   DAE Aviation Holdings, Term Loan B2
         6.650%, 09/27/14 (B)                               72                36
   Delta, 2nd Lien
         6.750%, 04/30/14                                  222               107
   DirecTV
         5.601%, 04/13/13                                2,294             2,044
   Dresser, 1st Lien
         4.525%, 05/04/14                                  461               284
   Dresser, 2nd Lien
         8.557%, 05/04/15                                2,195             1,134
         7.986%, 05/04/15                                  950               491
   Entegra
         9.762%, 04/04/15                                  261                83
   Entegra, 3rd Lien
         9.762%, 04/19/15                                1,743               554
   First Data
         5.946%, 09/24/14                                1,442               912
         5.926%, 09/24/14                                  293               185
         5.922%, 09/24/14                                  274               174
         5.902%, 09/24/14                                1,171               741
         5.551%, 09/24/14                                  100                63
         0.000%, 09/24/14 (F)                              140                88
   Ford Motor
         10.627%, 12/16/13 (B)                           1,030               413
   Ford, 1st Lien
         7.590%, 12/12/13                                  225                90
   General Motors
         14.781%, 12/15/13 (B)                             250               113
         11.039%, 12/15/13 (B)                             500               225
         5.795%, 12/15/13 (B)                              444               200
         3.773%, 12/15/13 (B)                              325               146
   Georgia Pacific
         5.366%, 02/14/13                                  354               290
         3.043%, 12/20/10                                1,800             1,587
   Georgia Pacific, Term Loan B
         4.652%, 02/14/13                                  949               776
   Greektown Casino
         7.750%, 12/03/12                                  450               200
   Green Valley Ranch Gaming, 2nd Lien
         5.075%, 08/06/14                                2,000               310
   Harrah's
         0.000%, 01/28/15 (F)                            1,575               915
   Hexion Specialty Chemicals, Term Loan C1
         6.188%, 05/05/13                                2,166               888
         1.398%, 05/05/13 (B)                              349               143
   Hexion Specialty Chemicals, Term Loan C2
         6.063%, 05/05/13                                  469               192
   HUB International Holdings
         1.398%, 06/13/14 (B)                              269               155
   HUB International Holdings, Term Loan B
         6.262%, 06/13/14                                  790               455

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
         1.398%, 06/13/14 (B)                   $          408   $           235
   Iasis Health Care
         9.758%, 06/15/14                                2,305             1,256
   INEOS Holdings (F)
         0.000%, 12/14/13                                  795               337
         0.000%, 12/13/14                                  795               339
   Intelsat Bermuda
         1.398%, 02/01/14 (B)                            2,100             1,460
   JG Wentworth, 1st Lien
         6.012%, 04/04/14                                1,025               277
   KAR Holdings
         6.020%, 10/18/13                                1,175               656
   Language Line, Term Loan B
         7.020%, 05/14/11 (B)                            1,868             1,457
   Lyondell Chemical
         8.044%, 12/20/14 (B)                              849               370
         4.898%, 12/20/14 (B)                            1,200               523
   Lyondell Chemical, Term Loan B
         8.044%, 12/20/14 (B)                            2,934             1,279
         7.000%, 12/20/14                                3,064             1,336
   Marvell Technology Group
         6.204%, 11/08/09 (B)                            2,475             2,426
         1.398%, 11/08/09 (B)                              219               215
   Marvell Technon
         6.204%, 11/08/09                                  400               392
   McKechnie Aerospace
         6.440%, 05/11/15                                  700               290
         3.440%, 05/11/14                                  543               336
   Metroflag, 2nd Lien
         12.429%, 01/06/09                                 300                15
   Murray, 2nd Lien
         11.310%, 01/31/11                               2,006             1,685
   Neiman Marcus Group
         3.943%, 04/26/13                                  625               396
   News Day
         9.750%, 07/29/13                                  875               700
   Nielsen Finance (VNU)
         4.243%, 08/09/13                                  249               167
         0.000%, 08/09/13 (F)                              200               134
   Nielsen Finance LLC
         4.243%, 08/09/13                                   26                18
   NRG Energy
         5.262%, 06/02/13 (B)                              796               693
         2.898%, 06/02/13 (B)                              500               436
   New World Gaming
         9.552%, 05/18/15                                1,225               482
   Orbitz Worldwide
         6.583%, 07/01/14 (B)                              449               189
         6.572%, 07/01/14 (B)                              998               419
         6.106%, 07/01/14 (B)                              249               105
         5.941%, 07/01/14                                1,995               838
         5.716%, 07/01/14 (B)                            1,200               504
   Penhall
         12.287%, 03/28/12                                 745               298
   Pinnacle Foods, Term Loan B
         6.126%, 04/02/14                                  839               572
   ProQuest, 2nd Lien
         7.305%, 02/09/15                                1,200               972
   Rent-A-Center, Term Loan B
         4.809%, 06/30/12                                  500               425
   Resolute, 2nd Lien
         8.008%, 06/27/13                                1,500             1,005

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Rexnord, Term Loan B
         9.181%, 02/20/13                       $        2,377   $         1,664
   Reynolds & Reynolds
         3.648%, 10/24/12 (B)                              500               229
         3.436%, 10/24/12                                  500               229
   Reynolds & Reynolds, 3rd Lien
         8.936%, 04/01/14                                1,300               390
         8.898%, 04/01/14 (B)                            2,500               750
         8.898%, 04/24/14 (B)                            1,200               360
   RH Donnelley, Term Loan D
         5.148%, 06/30/11 (B)                              366               206
   Royalty Pharmaceuticals
         2.804%, 05/15/15                                1,175               822
   Sensata Technologies (F)
         0.000%, 04/27/13                                1,585               800
   Sevan Marine
         9.250%, 12/20/11                                  500               250
   Simmons
         8.345%, 02/15/12                                2,645                28
   Simmons Bedding
         5.094%, 12/19/11                                  945               494
   Sorenson Communications, 2nd Lien
         10.180%, 02/16/14 (B)                           3,900             2,886
   Talecris Biotherapeutics
         9.310%, 12/06/14                                  410               336
         7.898%, 12/06/14 (B)                              460               377
   TD Ameritrade Holding
         3.470%, 12/31/11                                1,650             1,335
         2.380%, 12/31/12 (B)                              600               510
   Texas Competitive Electric
         6.271%, 10/27/14                                  742               515
         5.546%, 10/10/14                                1,238               853
   Texas Competitive Electric, Term Loan B1
         6.234%, 10/10/14                                  822               567
         5.278%, 10/10/14                                  175               121
   Texas Competitive Electric, Term Loan B2
         4.398%, 10/10/14 (B)                              366               252
   Texas Competitive Electric, Term Loan B3
         5.283%, 10/10/14                                  275               190
   Texas Competitve Electric
         5.283%, 10/27/14                                  350               243
   Town Sports International
         4.313%, 02/27/14                                  247               118
   Tribune
         6.500%, 06/04/14                                  895               251
   Venoco
         6.250%, 05/07/14                                  375               242
   Verint Systems
         5.736%, 05/09/14                                1,877               920
   Wind Acquisition Holdings
         11.752%, 12/12/11                               2,927             1,625
         11.752%, 12/21/11                               1,198               665
                                                                 ---------------
Total Loan Participations
   (Cost $118,685) ($ Thousands)                                          72,587
                                                                 ---------------
COLLATERALIZED DEBT OBLIGATION -- 4.0%

FINANCIALS -- 4.0%
   ACAS Business Loan Trust, Ser 2007-2A,
      Cl A
         2.549%, 11/18/09 (A) (B)                        5,910             3,779

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   ARES CLO, Ser 2006-1A, Cl SUB
         0.000%, 02/24/18 (A)                   $        7,000   $           560
   ARES CLO, Ser 2007-11A, Cl SUB
         0.000%, 10/11/21 (A)                                2               432
   ARES CLO, Ser 2007-1A, Cl SUB
         0.000%, 04/16/21 (A)                            3,800               456
   Babson CLO, Ser 2004-II, Cl SUB
         0.000%, 11/15/16 (A)                               17                85
   Babson CLO, Ser 2007-2A, Cl INC
         0.000%, 04/15/21 (A) (B)                        2,500               125
   Babson CLO, Ser 2007-2A, Cl D
         6.452%, 10/15/08 (A) (B)                          900               135
   Ballyrock CDO, Ser 2005-3A, Cl B
         3.915%, 01/26/09 (A) (B)                        1,125               394
   Battalion CLO, Ser 2007-1A, Cl E
         9.069%, 07/14/22 (A) (B)                        2,300               391
   Battalion CLO, Ser 2007-I, Cl SUB
         0.000%, 07/14/22 (A)                               18               245
   Capitalsource Advisors, Ser 2006-1A,
      Cl SUB
         0.000%, 08/27/20 (A)                            3,200               576
   Carlyle High Yield Partners CLO, Ser 2006-
      8A, Cl N
         0.000%, 05/21/21                                3,700               592
   CIFC Funding, Ser 2007-2A
         0.000%, 04/15/21 (A)                            2,700               432
   CIFC Funding, Ser 2007-IV
         0.000%, 12/19/07                                1,000               175
   CIT CLO, Ser 2007-1A, Cl D
         3.530%, 06/20/21 (A) (B)                        2,800               207
   CIT CLO, Ser 2007-1A, Cl E
         6.530%, 06/20/21 (B)                            1,900               179
   Commercial Industrial Finance, Ser 2006-
      1BA
         2.355%, 12/22/20 (A) (B)                        3,150               490
   Commercial Industrial Finance, Ser 2006-
      1BA, Cl A2L
         1.945%, 12/22/20 (A) (B)                        5,000             1,030
   Commercial Industrial Finance, Ser 2006-
      2A, Cl A1L
         2.463%, 03/01/21 (A) (B)                        7,500             4,232
   Commercial Industrial Finance, Ser 2007-
      1A, Cl A1LB
         2.728%, 05/10/21 (A) (B)                        3,000               630
   Commercial Industrial Finance, Ser 2007-
      3A, Cl B
         4.785%, 07/26/21 (A) (B)                        2,500               514
   Connecticut Valley Structured Credit CDO,
      Ser 2006-3A, Cl NOTE
         0.000%, 03/23/23 (A)                            2,200                11
   Copper River CLO, Ser 2006-1A, Cl INC
         0.000%, 01/20/21 (A) (B)                        3,000               270
   De Meer Middle Market CLO, Ser 2006-1A,
      Cl INC
         0.000%, 10/20/18 (A)                            3,366               303
   De Meer Middle Market CLO, Ser 2006-1A,
      Cl B
         4.902%, 10/20/18 (A) (B)                        1,029               357
   Denali Capital CLO VII, Ser 2007-1A,
      Cl INC
         0.000%, 01/22/22 (A)                            2,200               308

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
   Duane Street CLO, Ser 2007-5A, Cl SN
         0.000%, 10/14/21 (A)                   $        3,300   $           380
   Gale Force CLO, Ser 2005-1A, Cl COM1
         0.000%, 11/15/17 (A)                            5,400               959
   Gale Force CLO, Ser 2007-4A, Cl E
         8.618%, 12/15/17 (B)                            1,100               110
   Gale Force CLO, Ser 2008-4A, Cl INC
         2.810%, 12/15/17 (B)                               15               180
   Gleneagles CLO, Ser AI
         0.000%, 11/01/17 (B)                                7             1,300
   GoldenTree Loan Opportunities III,
      Ser 2007-3A, Cl SUB
         0.000%, 05/01/22 (A)                            3,400               680
   Greenbriar CLO, Ser 2007-1A, Cl D
         5.943%, 02/02/09 (A) (B)                        3,910               235
   GSC Partners CDO, Ser 2004-5A, Cl A2
         2.868%, 02/20/09 (A) (B)                        2,700             1,134
   Hamlet II, Ser 2006-2A, Cl A2B
         2.620%, 05/11/21 (A) (B)                        2,200             1,001
   Harch CLO, Ser 2005-2A, Cl C
         4.859%, 10/22/17 (A) (B)                        1,350               189
   Harch CLO, Ser 2007-1A, Cl C
         4.258%, 04/17/20 (A) (B)                        2,250               292
   ING Investment Management CLO I
         0.000%, 12/01/17 (A) (B)                           13             1,750
   ING Investment Management CLO II
         0.000%, 08/01/20 (A) (B)                            6               784
   Lafayette Square CDO, Ser 2005-1A, Cl A2
         2.549%, 11/15/19 (A) (B)                        2,925             1,616
   Lightpoint CLO, Ser 2006-4A, Cl INC
         0.000%, 04/15/18 (A)                            2,500                62
   Marathon CLO, Ser 2005-2A, Cl INC
         0.000%, 12/20/19 (A)                            3,000               120
   Marathon CLO, Ser 2005-2A, Cl B
         2.325%, 12/20/19 (A) (B)                        1,200               343
   Marlborough Street CLO, Ser 2007-1A,
      Cl INC
         0.000%, 04/18/19 (A)                            2,400                96
   Marlborough Street CLO, Ser 2007-1A,
      Cl A2B
         4.853%, 01/20/09 (A) (B)                        4,250             1,922
   NOB Hill CLO, Ser 2007-1A, Cl C
         2.475%, 06/21/22 (A) (B)                        2,250               247
   Peritus I CDO, Ser 2005-1A, Cl C
         9.000%, 05/24/15 (A)                           12,987             1,169
   Sands Point Funding, Ser 2006-1A, Cl C
         5.303%, 07/18/20 (A) (B)                        2,240               403
   Stanfield Bristol CLO, Ser 2005-1A,
      Cl SUB
         0.000%, 10/15/19 (A)                            6,300               756
   Stanfield Daytona CLO
         0.000%, 04/27/21                                   32               368
   Stanfield Veyron CLO, Ser 2006-1A,
      Cl SUB
         0.000%, 07/15/18                                2,300               230
   Tralee CDO, Ser 2007-1A, Cl SUB
         0.000%, 04/16/22 (A)                            2,700               486
                                                                 ---------------
Total Collateralized Debt Obligation
   (Cost $118,236) ($ Thousands)                                          33,720
                                                                 ---------------

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-----------                                     --------------   ---------------
PREFERRED STOCK -- 0.2%
   CIFC Funding, Ser 2006-I, Cl I
         0.000%, 10/20/20 * (A) (B)                      2,300   $           276
   CIFC Funding, Ser 2006-II,
         0.000%, 03/01/21* (A) (B)                       3,000               390
   Dana, Ser B
         4.000% 03/01/09*                                  548               345
   Peritus I CDO
         0.000%, 12/19/17 *                              3,750                75
   Rockwall Investors
         0.000%, 08/01/21 * (A) (B)                      4,000               400
   Whitehorse II
         0.000%, 03/15/13* (A) (B)                          30               555
                                                                 ---------------
Total Preferred Stock
   (Cost $8,806) ($ Thousands)                                             2,041
                                                                 ---------------
COMMON STOCK -- 0.2%
   Armstrong World Industries (C)                        6,237               135
   Core-Mark Holding * (C)                              13,788               297
   Dana Holding *                                       53,322                39
   Delta Air Lines *                                     3,984                46
   Federal Mogul, Cl A *                                34,017               144
   Huntsman                                              8,061                28
   Mirant * (C)                                          4,276                81
   Owens Corning * (C)                                  13,248               229
   Shreveport Gaming Holdings                           13,948               244
   Solutia *                                            26,089               117
   Winn-Dixie Stores * (C)                               8,445               136
                                                                 ---------------
Total Common Stock
   (Cost $2,960) ($ Thousands)                                             1,496
                                                                 ---------------
CONVERTIBLE BONDS -- 0.1%
   Adelphia Recovery Trust, Ser AAC-1
      (Escrow Security)
         0.000%, 02/15/04                       $          395                --
   Flextronics International CV to 64.4122
         1.000%, 08/01/10                                   70                58
   Freeport-McMoRan Copper & Gold
         6.750%, 05/01/10                                    5               213
   Leap Wireless International
         4.500%, 07/15/14 (A)                              460               251
   Mirant
         0.000%, 07/15/07                                1,150                 2
   Mirant CV to 14.7167
         0.000%, 06/15/21 (C)                            2,200                 5
   NII Holdings
         3.125%, 06/15/12 (C)                              370               224
                                                                 ---------------
Total Convertible Bonds
   (Cost $1,325) ($ Thousands)                                               753
                                                                 ---------------

                                                   Number of
                                                   Warrants
                                                --------------

WARRANTS -- 0.0%
   Atrium, Expires 10/14/018 *                             706                --
   Grande Communications,
      Expires 04/01/11 *                                   850                 8
                                                                 ---------------
Total Warrants (Cost $8) ($ Thousands)                                         8
                                                                 ---------------

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Schedule of Investments (Unaudited)

High Yield Bond Fund
December 31, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
-----------                                     --------------   ---------------
CASH EQUIVALENT -- 8.7%
   SEI Daily Income Trust, Prime Obligation
      Fund, Cl A, 0.930%**++                        73,758,983   $        73,759
                                                                 ---------------
Total Cash Equivalent
   (Cost $73,759) ($ Thousands)                                           73,759
                                                                 ---------------
AFFILIATED PARTNERSHIP -- 18.4%

   SEI Liquidity Fund, L.P., 1.350%**++(G)         158,382,203           155,734
                                                                 ---------------
Total Affiliated Partnership
   (Cost $158,382) ($ Thousands)                                         155,734
                                                                 ---------------
Total Investments -- 116.1%
   (Cost $1,438,923)($ Thousands) @                              $       983,774
                                                                 ===============

     Percentages are based on a Net Assets of $847,349 ($ Thousands).

*    Non-income producing security.
**   The rate shown is the 7-day effective yield as of December 31, 2008.
++   Investment in Affiliated Security.
+++  Real Estate Investment Trust.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2008. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(C) This security or a partial position of this security is on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $150,414 ($ Thousands).

(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2008. The coupon on a step bond changes on a specified date.

(E)  Security in default on interest payments.

(F)  Unsettled bank loan. Interest rate not available.

(G) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2008 was $155,734 ($ Thousands).

CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
CV -- Convertible Security
LLC -- Limited Liability Company
L.P.-- Limited Partnership
MTN -- Medium Term Note
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

@ At December 31, 2008, the tax basis cost of the Fund's investments was $1,438,923 ($ Thousands), and the unrealized appreciation and depreciation were $2,278 ($ Thousands) and $(457,427) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Supplemental Information to the Schedules of Investments

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 15, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value ($ Thousands):

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Supplemental Information to the Schedules of Investments

INVESTMENTS IN SECURITIES                 LEVEL 1    LEVEL 2    LEVEL 3       TOTAL
-------------------------              ----------   --------   ---------   ----------
Large Cap Value Fund                   $1,746,094   $452,591   $      --   $2,198,685
Large Cap Growth Fund                   1,792,344    349,434          --    2,141,778
Tax-Managed Large Cap Fund              1,244,707    299,225          --    1,543,932
Large Cap Diversified Alpha Fund          908,406    112,395          --    1,020,801
S&P 500 Index Fund                      1,056,353    331,696          --    1,388,049
Small Cap Value Fund                      568,288    148,526          --      716,814
Small Cap Growth Fund                     411,406    117,035          --      528,441
Tax-Managed Small Cap Fund                197,529      6,771          --      204,300
Small/Mid Cap Diversified Alpha Fund       87,264         --          --       87,264
Mid-Cap Fund                               93,411     17,980          --      111,391
U.S. Managed Volatility Fund              361,992         --          --      361,992
Global Managed Volatility Fund            219,842         --          --      219,842
Tax-Managed Managed Volatility Fund       133,823         --          --      133,823
Real Estate Fund                          169,048     67,128          --      236,176
Enhanced Income Fund                      200,060         --      24,483      224,543
Core Fixed Income Fund                  3,422,919    204,967          --    3,627,886
High Yield Bond Fund                      788,187    155,734      39,853      983,774

OTHER FINANCIAL INSTRUMENTS*             LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
----------------------------           ----------   --------   ---------   ----------
Large Cap Value Fund                   $      683   $     --   $      --   $      683
Large Cap Growth Fund                         470         --          --          470
Tax-Managed Large Cap Fund                  1,394         --          --        1,394
Large Cap Diversified Alpha Fund            3,317      4,696          --        8,013
S&P 500 Index Fund                            333         --          --          333
Small Cap Value Fund                          610         --          --          610
Small Cap Growth Fund                         123         --          --          123
Tax-Managed Small Cap Fund                    371         --          --          371
Small/Mid Cap Diversified Alpha Fund          809         --          --          809
Mid-Cap Fund                                   64         --          --           64
U.S. Managed Volatility Fund                  318         --          --          318
Global Managed Volatility Fund              1,008         --          --        1,008
Tax-Managed Managed Volatility Fund           151         --          --          151
Enhanced Income Fund                       (1,275)        --          --       (1,275)
Core Fixed Income Fund                      5,222      1,953          --        7,175

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

Supplemental Information to the Schedules of Investments

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

                                                          ENHANCED INCOME           HIGH YIELD BOND
INVESTMENT IN SECURITIES                                        FUND                      FUND
--------------------------------------------------     ----------------------     ---------------------
Beginning balance as of September 30, 2008             $              49,554      $             132,692
Unrealized market gain/(loss)                                         (2,785)                   (25,137)
Realized market gain/(loss)                                          (10,996)                    (1,923)
Change in accrued amortization                                          (105)                        (1)
Proceeds from sales                                                   (8,927)                    (6,122)
Amortization sold                                                        139                         29
Purchase & issuances & settlements                                     2,128                      2,382
Transfers into Level 3                                                     -                     19,800
Transfers out of Level 3                                              (4,525)                   (81,867)
                                                       ----------------------     ---------------------
Ending balance as of December 31, 2008                 $              24,483      $              39,853
                                                       ======================     =====================

     SEI Institutional Managed Trust / Quarterly Report / December 31, 2008

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                           SEI Institutional Managed Trust


By (Signature and Title)               /s/ Robert A. Nesher
                                       ---------------------------------
                                       Robert A. Nesher, President & CEO

Date: February 25, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)               /s/ Robert A. Nesher
                                       ---------------------------------
                                       Robert A. Nesher, President & CEO

Date: February 25, 2009


By (Signature and Title)               /s/ Stephen F. Panner
                                       -----------------------------------
                                       Stephen F. Panner, Controller & CFO

Date: February 25, 2009